File No. 333-182248

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

Registration
Under
☒	the Securities Act of 1933
☐	Pre-Effective Amendment Number
☒	Post-Effective Amendment Number 16
And/or
Registration Statement
Under
☒	the Investment Company Act of 1940
☒	Amendment No. 17

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 29, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

ONcore Value (sold on or after October 1, 2012)

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way ● Montgomery, Ohio 45242 ●888.925.6446

This prospectus offers variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. The Ohio National Life Insurance Company ("Ohio National Life") issues the contract. This contract is not currently available for sale and was not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account Ohio National Variable Account A ("VAA") are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Ohio National Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Ohio National Life electronically by visiting ohionational.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform Ohio National Life that you wish to continue receiving paper copies of your shareholder reports by contacting us at 888.925.6446. Your election to receive reports in paper will apply to all Funds available under your contract.

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contract that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 29, 2020. We have incorporated the SAI by reference. It is available upon request and without charge by writing or calling us at the above address. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

April 29, 2020

Form 6801	1

Available Funds

Ohio National Fund, Inc.

ON Bond Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage International Equity Portfolio

ON Foreign Portfolio

ON Janus Henderson Forty Portfolio

ON Janus Henderson Enterprise Portfolio

ON Federated High Income Bond Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AB VPS Small Cap Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

BNY Mellon Variable Investment Fund

Appreciation Portfolio

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Real Estate Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Franklin Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Morgan Stanley VIF Growth Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Small-Cap Portfolio

Royce Micro-Cap Portfolio

Form 6801	2

Form 6801	3

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 6 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Free Look — A period of ten (10) or more days after receipt of the contract during which you have the right to cancel your contract and receive a refund without incurring surrender charges. The amount of the refund may equal either the amount of purchase payments or the Contract Value as of the date of cancellation, depending on applicable state law requirements. Upon such refund, the contract shall be void.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Combo Death Benefit, Premium Protection, Premium Protection Plus, and 5% GMDBR80 Plus are the GMDB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Rate Sheet Supplement – A prospectus supplement to disclose certain rates associated with the Income Opportunity GLWB and GLWB Preferred I.S. riders.

Required Minimum Distribution or RMD – The minimum amount that you must withdraw each year from your qualified retirement plans starting in the calendar year following the year in which you reach age 70 ½.

RMD treatment – RMD treatment means that you may take your Required Minimum Distribution, even if it

Form 6801	4

exceeds what would otherwise be the allowable annual withdrawal amount, without it being treated as an excess withdrawal under your rider. Certain conditions apply in order to receive RMD treatment. Please see "Optional Death Benefit Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders" for more information.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to The Ohio National Life Insurance Company.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6801	5

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	6%
	2nd	6%
	3rd	6%
	4th	5%
	5th	3%
	6th	2%
	7th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value is equal to or exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	0.75%
Account Expense Charge	0.15%
Total Separate Account Annual Expenses (without optional added benefits)	0.90%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Please see the footnotes below.)

Rider	Maximum Charge
Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Combo Death Benefit	1.50% of the optional death benefit amount (currently 0.65% annually; assessed 0.1625% quarterly)
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary
GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary
Income Opportunity GLWB (2)	2.50% of the GLWB Base (charge for new sales, if any, shown in Rate Sheet Supplement)
Income Opportunity GLWB (Joint Life) (2)	3.00% of the GLWB Base (charge for new sales, if any, shown in Rate Sheet Supplement)

Form 6801	6

Rider	Maximum Charge
GLWB Preferred I.S. (3)	2.00% of the GLWB Base (charge for new sales, if any, shown in Rate Sheet Supplement)
Joint GLWB Preferred I.S. (3)	2.50% of the GLWB Base (charge for new sales, if any, shown in Rate Sheet Supplement)
GLWB Plus(4)	2.00% of the GLWB Base (currently 1.05%)
Joint GLWB Plus(5)	2.50% of the GLWB Base (currently 1.35%)
GPP (2012) (applied for on or after November 16, 2015)	1.30% of your average annual guaranteed principal amount (currently 0.65%)
GPP (2012) (applied for before November 16, 2015)	0.90% of your average annual guaranteed principal amount (currently 0.45%)
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90% of the optional death benefit amount (currently 0.45%)
5% GMDBR80 Plus	0.45% of the optional death benefit amounts

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits last available for purchase under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	0.75%
Account Expense Charge	0.15%
Subtotal	0.90%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Income Opportunity GLWB (Joint Life)	3.00%
Maximum Possible Total Separate Account Expenses:	4.15%(6)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. See the “Surrender Charge” provision for additional information. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) Rates for previously sold riders shown in Appendix C

(3) Rates for previously sold riders shown in Appendix E.

(4) Rider charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, rider charge is 0.95%.

(5) Rider charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, rider charge is 1.25%.

(6) Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP (2012)	Any GLWB or GMDB rider
One of the GMDB riders	Any other GMDB, GEB or GPP rider
Annual stepped-up death benefit	Any GMDB rider
Combo Death Benefit rider	Any other rider
Income Opportunity GLWB or Income Opportunity GLWB (Joint Life)	Any other rider except the annual stepped-up death benefit or Premium Protection
GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit or Premium Protection

Form 6801	7

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2019 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.27%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Income Opportunity GLWB (Joint Life) riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,213	$2,695	$4,096	$8,938

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$672	$2,152	$3,823	$8,938

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Income Opportunity GLWB (Joint Life) riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,021	$2,107	$3,102	$6,885

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$481	$1,567	$2,832	$6,885

Form 6801	8

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on October 1, 2012. Since then, the following changes have been made to available Funds:

February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. Class 3 Shares of Northern Lights Variable Insurance Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after May 1, 2015 and Class 2 Shares were discontinued for such contracts. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after May 1, 2015 and Service Shares were discontinued for such contracts. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

Form 6801	9

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.
February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.
December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

March 3, 2017

Ohio National Fund ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio were added.

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio. Janus Aspen Series Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio.

November 1, 2017	Federated Insurance Series Federated Managed Tail Risk Fund II discontinued for new contracts.
May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio.

August 17, 2018

Federated Insurance Series Federated Managed Tail Risk Fund II merged into Federated Insurance Series Federated Managed Volatility Fund II. Therefore, Federated Managed Tail Risk Fund II is no longer an available investment option.

Form 6801	10

December 3, 2018	PIMCO Variable Insurance Trust PIMCO Global Bond Portfolio (Unhedged) changed its name to PIMCO Global Bond Opportunities Portfolio (Unhedged).
December 3, 2018	Lazard Retirement Series, Inc. Lazard Retirement US Strategic Equity Portfolio changed its name to Lazard Retirement US Equity Select Portfolio.
May 1, 2019

Ohio National Fund ON Omni Portfolio changed its name to ON BlackRock Balanced Allocation Portfolio. Ohio National Fund ON Bristol Portfolio changed its name to ON BlackRock Advantage Large Cap Core Portfolio. Ohio National Fund ON Bristol Growth Portfolio changed its name to ON BlackRock Advantage Large Cap Growth Portfolio. Ohio National Fund ON Bryton Growth Portfolio changed its name to ON BlackRock Advantage Small Cap Growth Portfolio. Franklin Templeton Variable Insurance Products Trust Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.

June 3, 2019	Dreyfus Variable Investment Fund changed its name to BNY Mellon Variable Investment Fund.
August 23, 2019

Ohio National Fund ON Equity Portfolio merged into ON BlackRock Advantage Large Cap Core Portfolio. Ohio National Fund ON Capital Appreciation Portfolio merged into ON BlackRock Advantage Large Cap Core Portfolio. Ohio National Fund ON ClearBridge Small Cap Portfolio merged into ON BlackRock Advantage Small Cap Growth Portfolio. Ohio National Fund ON ICON Balanced Portfolio merged into ON BlackRock Balanced Allocation Portfolio.

December 6, 2019	Ohio National Fund ON Federated Strategic Value Dividend Portfolio changed its name to ON BlackRock Advantage Large Cap Value Portfolio.
December 27, 2019	Lazard Retirement Series, Inc. Lazard Retirement US Equity Select Portfolio was liquidated and is no longer an available investment option.
April 28, 2020	Federated Insurance Series Federated Kaufmann Fund II changed its name to Federated Hermes Insurance Series Federated Hermes Kaufmann Fund II
April 28, 2020	Federated Insurance Series Federated Managed Volatility Fund II changed its name to Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II
April 29, 2020	Ohio National Fund ON International Equity Portfolio changed its name to ON BlackRock Advantage International Equity Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $40.5 billion and equity of approximately $2.6 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Form 6801	11

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Form 6801	12

Investment Options

You may allocate your Contract Values to Funds or the Fixed Accumulation Account as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at a rate declared by us for each year compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in

Form 6801	13

the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 888.925.6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Conservative Model Portfolio(1) ON Moderately Conservative Model Portfolio(1) ON Balanced Model Portfolio(1) ON Moderate Growth Model Portfolio(1) ON Growth Model Portfolio(1)	Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc.

ON Bond Portfolio	Ohio National Investments, Inc.
ON BlackRock Balanced Allocation Portfolio	(BlackRock Investment Management, LLC)
ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage International Equity Portfolio	(BlackRock Investment Management, LLC)
ON Foreign Portfolio*	(BlackRock Investment Management, LLC)

ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)

ON Federated High Income Bond Portfolio	(Federated Investment Management Company)

ON BlackRock Advantage Large Cap Value Portfolio	(BlackRock Investment Management, LLC)

Form 6801	14

ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)
ON BlackRock Advantage Large Cap Core Portfolio	(BlackRock Investment Management, LLC)
ON BlackRock Advantage Small Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)
ON BlackRock Advantage Large Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON Risk Managed Balanced Portfolio	(AllianceBernstein L.P.)

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio(1) AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)

Invesco V.I. International Growth Fund	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc.

BNY Mellon Variable Investment Fund (Service Shares)
Appreciation Portfolio	BNY Mellon Investment Adviser, Inc.
Federated Hermes Insurance Series
Federated Hermes Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)
Federated Hermes Managed Volatility Fund II (Primary Shares)(1)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund (Class 4)(2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)(2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)(2)	Templeton Investment Counsel, LLC
Franklin Allocation VIP Fund (Class 4)	Franklin Advisers, Inc.

Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Service Shares)(3)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Service Shares)(3)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Service Shares)(3)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)(1)	Goldman Sachs Asset Management, L.P.

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company
Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC

Form 6801	15

Janus Henderson U.S. Low Volatility Portfolio	(Intech Investment Management LLC)
Janus Henderson Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company, LLC)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust (Class 3 Shares)(4)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC

Form 6801	16

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

*  On or about May 29, 2020, it is anticipated that the ON Foreign Portfolio will merge into the ON BlackRock Advantage International Equity Portfolio

(1) This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Class 4 Shares for contracts applied for on or after May 1, 2008. Class 2 Shares for contracts applied for before May 1, 2008.

(3) Service Shares for contracts applied for on or after May 1, 2008. Institutional Class Shares for contracts applied for before May 1, 2008.

(4) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

Investment Restrictions for Certain Optional Riders

Certain riders available with this contract require you to allocate your purchase payments and Contract Value in accordance with restrictions described in this section. For more information on a particular rider, please see the rider description later in this prospectus.

Income Opportunity GLWB

If you select any Income Opportunity GLWB, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the Income Opportunity GLWB. Your purchase payments and Contract Value must be allocated in compliance with Option (1) or Option (2) specified below:

(1) 100% must be allocated to one of the following portfolios: ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio or ON Balanced Model Portfolio.

or

(2)  100% must be allocated to the investment options in the Categories described below and in accordance with the Category and individual investment option minimums and maximums disclosed in Appendix C for previously sold riders and in a Rate Sheet Supplement if the riders are currently available for sale.

The investment options available in each Category for any Income Opportunity GLWB riders are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Form 6801	17

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated High Income Bond Portfolio

ON Risk Managed Balanced Portfolio

ON BlackRock Advantage International Equity Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON Janus Henderson Forty Portfolio

ON Janus Henderson Enterprise Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON Foreign Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Nasdaq-100® Index Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Growth & Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Flex Cap Growth VIP Fund

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Insights Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Form 6801	18

CATEGORY 4

Ohio National Fund, Inc.

ON BlackRock Advantage Small Cap Growth Portfolio

ON Janus Henderson Venture Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

GLWB Preferred I.S.

If you select any GLWB Preferred I.S., 100% of your purchase payments and Contract Value must be allocated to the investment options in the Categories described below and in accordance with the Category and individual investment option minimums and maximums disclosed in Appendix E for previously sold riders and in a Rate Sheet Supplement if the riders are currently available for sale. The Fixed Accumulation Account is not an available investment option with any GLWB Preferred I.S.

The investment options available in each Category for any GLWB Preferred I.S. rider are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

GLWB Plus and GPP (2012)

For any GLWB Plus or GPP (2012), your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with any GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

Form 6801	19

(1) at least 25% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 75% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB Plus or GPP (2012) riders are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Combo Death Benefit

If you select the Combo Death Benefit Rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) at least 25% must, but no more than 50% may, be allocated to investment options included in Category 1;

(2) no more than 75% may be allocated to investment options included in Category 2;

(3) no more than 25% may be allocated to investment options included in Category 3; and

(4) no more than 10% may be allocated to investment options included in Category 4.

The investment options available for the Combo Death Benefit in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Form 6801	20

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Janus Henderson Enterprise Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Growth & Income Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

BNY Mellon Variable Investment Fund

Appreciation Portfolio

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Global Research Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON Foreign Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON Janus Henderson Forty Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Form 6801	21

CATEGORY 4

Ohio National Fund, Inc.

ON BlackRock Advantage International Equity Portfolio

ON Federated High Income Bond Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Additional information

You may allocate purchase payments to the Enhanced dollar-cost averaging (“DCA”) account and transfer amounts out of the account in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Rate Sheet Supplement. We declare the current requirements for Category and individual investment option minimums and maximums for the Income Opportunity GLWB and GLWB Preferred I.S. riders in a Rate Sheet Supplement to this prospectus. Rate Sheet Supplements disclose the rates applicable to applications signed on or after a specific date. We may declare higher or lower rates in future Rate Sheet Supplements. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide at least 10 business days prior written notice. Please contact us at 888.925.6446 or your registered representative for the current and any proposed Rate Sheet Supplements. You may also obtain them online at www.ohionational.com or at the SEC’s website (www.sec.gov) by searching File Number 333-182248.

In order to receive the rates described in a Rate Sheet Supplement, your contract must be applied for within the time period stated in the Rate Sheet Supplement, and we must receive your application in good order within 15 days from the date you apply for the contract. Additionally, we must receive your initial purchase payment within 60 days from the date we receive your application in good order. If these conditions are not met and you wish to proceed with purchasing the contract, we may require additional paperwork to issue the contract with the applicable rates in effect at that time. Under certain circumstances, we may waive these conditions or extend these time periods in a non-discriminatory manner.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 888.925.6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the

Form 6801	22

investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any asset allocation Model Portfolio or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Rebalancing. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

•  If you have purchased the GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the Joint GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, it will also be terminated.

•  If you have purchased the GPP (2012), your rider will be terminated if you violate the restrictions.

•  If you have purchased the Combo Death Benefit, your rider will be terminated if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

Form 6801	23

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders” section later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.00% of each purchase payment and ONEQ then pays that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets.

Form 6801	24

These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	6%
2nd	6%
3rd	6%
4th	5%
5th	3%
6th	2%
7th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.15% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Form 6801	25

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.75% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.75% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 0.75%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.45% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. The optional benefits are not currently available, and some were not available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Combo Death Benefit	1.50%
(currently 0.65% annually; assessed 0.1625% quarterly)	(maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus	0.45%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

Form 6801	26

Income Opportunity GLWB	2.50%
(rate for new sales, if any, shown in Rate Sheet Supplement; rates for previously sold riders shown in Appendix C)	(maximum charge)
Income Opportunity GLWB (Joint Life)	3.00%
(rate for new sales, if any, shown in Rate Sheet Supplement; rates for previously sold riders shown in Appendix C)	(maximum charge)
GLWB Preferred I.S.	2.00%
(rate for new sales, if any, shown in Rate Sheet Supplement; rates for previously sold riders shown in Appendix E)	(maximum charge)
Joint GLWB Preferred I.S.	2.50%
(rate for new sales, if any, shown in Rate Sheet Supplement; rates for previously sold riders shown in Appendix E)	(maximum charge)
GLWB Plus(1)	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus(2)	2.50%
(currently 1.35%)	(maximum charge)

____________

(1)	Charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, charge is 0.95%.
(2)	Charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, charge is 1.25

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Fidelity® VIP Government Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Fidelity® VIP Government Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Fidelity® VIP Government Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase

Form 6801	27

payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments). (If you purchased your contract in Oregon prior to May 1, 2016, you may not make additional purchase payments.)

We currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Combo Death Benefit rider, Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by

Form 6801	28

dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account. We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

Form 6801	29

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

Form 6801	30

• The total assets of the portfolios involved in the transfer;

•  The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 888.925.6446, or by accessing our web site at ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

Form 6801	31

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you have a rider with investment restrictions, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Ohio National Life Employee Discount

We and our affiliated companies may offer a benefit in the form of additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. If you apply for a contract on or after November 1, 2013, the

Form 6801	32

amount of the benefit equals 2.5% of any purchase payments made. If you applied for a contract before November 1, 2013, the amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts in accordance with your current allocations in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 6 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 6-year period beginning on the sixth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the sixth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the sixth anniversary. At the beginning of each later 6-year period, the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 6-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 6-year period after the sixth anniversary. Generally, for contracts applied for on or after May 1, 2016, your Death Benefit is not eligible for a step-up under this provision once the annuitant is 85 years old. Therefore, if you purchase this contract when the annuitant is 79 years old or older, your Death Benefit will not be eligible for any step-up under this provision. For contracts applied for before May 1, 2016, your Death Benefit is not eligible for a step-up under this provision once the annuitant is 90 years old. Therefore, if you purchased this contract when the annuitant was 84 years old or older, your Death Benefit will not be eligible for any step-up under this provision. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added

Form 6801	33

to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 888.925.6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Form 6801	34

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Combo Death Benefit.

In those states where permitted, we currently offer the Combo Death Benefit rider (“Combo Death Benefit”) when you apply for the contract. In the future we may, at our sole option, offer the Combo Death Benefit to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the Combo Death Benefit if you have any other optional rider. You may not purchase this rider once the annuitant is 76 years old. The Combo Death Benefit rider combines features of both a step-up death benefit and an annual credit death benefit in one death benefit rider.

Death Benefit.

With the Combo Death Benefit rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount with this rider is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GMDB amount is equal to your Contract Value when the rider is added. We reserve the right to limit or not allow additional purchase payments to contracts with the Combo Death Benefit.

After the rider is issued, the GMDB amount with the Combo Death Benefit is the greater of the (a) “Step-Up Death Benefit Amount” or (b) “Annual Credit Death Benefit Amount” described below.

Step-Up Death Benefit Amount.

The initial Step-Up Death Benefit Amount is equal to the initial GMDB amount under this rider. On each contract anniversary until the annuitant’s 81st birthday or unless a step-up is or was declined, the Step-Up Death Benefit Amount will increase, to the then current Contract Value (before deducting any applicable charges) if greater than the existing Step-Up Death Benefit Amount. The Step-Up Death Benefit Amount is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Step-Up Death Benefit Amount on that day on a pro rata basis. That means the Step-Up Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value. For example, if your Contract Value is $110,000, your Step-Up Death Benefit Amount is $100,000 and you withdraw $1,000, your Step-Up Death Benefit Amount will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

Annual Credit Death Benefit Amount.

Until the annuitant’s 81st birthday, your Annual Credit Death Benefit Amount is eligible for an increase each year equal to 6% simple interest of the “Death Benefit Annual Credit Calculation Base.” (The 6% simple interest is referred to as the “Death Benefit Annual Credit Rate.”) The initial Annual Credit Death Benefit Amount is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Annual Credit Death Benefit Amount on that day on a pro rata basis. That means the Annual Credit Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value.

On each contract anniversary until the annuitant’s 81st birthday, the Annual Credit Death Benefit Amount will be set equal to:

Form 6801	35

(a) the existing Annual Credit Death Benefit Amount, plus

(b) an amount equal to the Death Benefit Annual Credit Rate multiplied by the Death Benefit Annual Credit Calculation Base.

The Death Benefit Annual Credit Calculation Base is the amount to which the Death Benefit Annual Credit Rate is applied. The initial Death Benefit Annual Credit Calculation Base is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Death Benefit Annual Credit Calculation Base on that day by the amount of the withdrawal in other words dollar-for-dollar.

We reserve the right to change the Death Benefit Annual Credit Rate for the Combo Death Benefit on new riders issued in the future.

The Annual Credit Death Benefit Amount shall not exceed two times your total net purchase payments, adjusted for any withdrawals from your contract. This means that, unless the Step-Up Death Benefit Amount is higher, the total GMDB amount with this rider will not exceed two times your total net purchase payments. Any withdrawals you take during a contract year will reduce the maximum Annual Credit Death Benefit Amount on a pro rata basis.

Rider Charge.

If you choose the Combo Death Benefit rider, there is an annual charge of 0.65%. The charge is assessed on a quarterly basis, each contract quarter, in an amount equal to 0.1625% times the GMDB amount under this rider. The charge for your Combo Death Benefit rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account.

The charge for the Combo Death Benefit rider ends when the rider terminates. (See “Termination” below.) We may increase the charge for the Combo Death Benefit rider on any contract anniversary once the rider reaches the third anniversary. The new charge will not exceed 1.50% of the GMDB amount under this rider. You may avoid an increase in the charge by declining any and all future increases in the Step-Up Death Benefit Amount due to annual step-ups, but you will then no longer be eligible for any further increases of the GMDB to the Step-Up Death Benefit Amount. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of our notice of the increased rider charge rate.

Investment Restrictions.

In order to have the Combo Death Benefit rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The Combo Death Benefit rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.”

Termination.

You may cancel the Combo Death Benefit rider at any time by providing Notice to us. Otherwise, this rider will terminate if:

• your contract terminates according to its terms;

• your contract reaches the Annuity Payout Date;

• the funds are allocated in a manner that violate the investment restrictions;

•  you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you transfer or assign your contract, except in the following circumstances:

•  the new contract owner or assignee assumes full ownership of the contract and is essentially the same person;

• ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; or

• the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Combo Death Benefit rider will be continued. Effective the original annuitant’s date of death, the Step-

Form 6801	36

Up Death Benefit Amount, Annual Credit Death Benefit Amount and Annual Credit Calculation Base will be set equal to the greater of (a) Contract Value as of such date of death (after applying any applicable Death Benefit Adjustment) and (b) the respective Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount or Annual Credit Calculation Base as of the original annuitant’s date of death. If your surviving spouse chooses to continue the contract, the charges for this rider will continue. We will only allow one spousal continuation of the Combo Death Benefit rider.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the Income Opportunity GLWB, GLWB Preferred I.S., GLWB Plus, or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Form 6801	37

Rider Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

•  you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Form 6801	38

Premium Protection (Joint Life).

In those states where permitted, we also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with either the Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S. or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S., or Joint GLWB Plus rider.

Allowable annual withdrawals begin under the Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S. or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal under the terms of the rider. Maximum annual withdrawals under the Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S. or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. (Please see the description of the Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S. or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual

Form 6801	39

withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract

Form 6801	40

year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. You cannot purchase this rider once the annuitant is 76 years old.

With the 5% GMDBR80 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80, at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was

Form 6801	41

reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount.

Gain Enhancement Benefit.

In those states where permitted, we offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Combo Death Benefit

• Guarantees a death benefit equal to the highest contract anniversary value prior to the annuitant’s 81st birthday or purchase payments earning 6% simple interest annually.

• Stops accumulating at contract anniversary after annuitant’s 80th birthday.

• Adjusted pro-rata for all withdrawals.

•  Cannot purchase once the annuitant is 76.

• Investment restrictions.

		Those who wish to protect their death benefit from market downturns.	1.50% (maximum) 0.65% annually; assessed 0.1625% quarterly (current)

Form 6801	42

Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus.

• Continues if Contract Value is reduced to zero.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus.

		Those who want to ensure, through the Income Opportunity GLWB, GLWB Preferred I.S. or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
Premium Protection (Joint Life)	• Like Premium Protection except for the following: o Sold only in conjunction with Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S. or Joint GLWB Plus.	Those who want to ensure, through the Income Opportunity GLWB (Joint Life), Joint GLWB Preferred I.S. or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
GEB

• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•  Benefit will never exceed $1,000,000.

•  Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
GEB Plus

• Pays an additional death benefit of 40% of the lesser of (a) 2½ times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•  Benefit will never exceed $1,000,000.

•  Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Form 6801	43

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. Generally, for contracts applied for on or after May 1, 2016, the contract restricts the annuity payout date to not later than the contract anniversary following the annuitant’s 95th birthday. For contracts applied for before May 1, 2016, the contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. Variations in the annuity payout date apply based on state of issue and application or issue date. Contact us or your registered representative for more information. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

Form 6801	44

Generally, for contracts applied for on or after May 1, 2016, if no election is in effect on the annuity payout date and the contract is a tax-qualified contract, we will apply Contract Value under Option 1(b) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. If no election is in effect on the annuity payout date and the contract is not a tax-qualified contract, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. For contracts applied for before May 1, 2016, if no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Form 6801	45

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we offer the GPP (2012) rider when you apply for the contract. We may, at our sole option, also offer the GPP (2012) rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP (2012) is not available when your contract includes any GLWB rider.

If you continue the GPP (2012) rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP (2012), are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GPP (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

You may elect to terminate the GPP (2012) rider as of any contract anniversary by notifying us before that anniversary. Termination of the GPP (2012) rider does not affect any other contract features.

The charge for the GPP (2012) rider is made on each contract anniversary at the rate of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16, 2015). We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015). This charge will discontinue if the GPP (2012) rider is terminated.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP (2012) 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP (2012) 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP (2012) rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term. If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Form 6801	46

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

Income Opportunity GLWB

We currently offer the Income Opportunity GLWB rider when you apply for the contract. You may not purchase the Income Opportunity GLWB rider if you have any optional rider, other than the Premium Protection death benefit or annual stepped-up death benefit rider. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old. If the Income Opportunity GLWB is available in your state, you may not purchase the GLWB Plus.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the Income Opportunity GLWB rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the Income Opportunity GLWB rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. The GLWB base is increased dollar for dollar by additional purchase payments when made and decreased for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, and the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the Income Opportunity GLWB.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the date it was previously calculated, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, or (c) the “annual credit base” described below. If you opt out of an increase in the rider’s charge as described in “Rider Charge” below, you may no longer be eligible for any resets of the GLWB base to the step-up base.

The GLWB base is used solely for the purpose of calculating benefits under the Income Opportunity GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the Income Opportunity GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a simple interest credit to your GLWB base for each year you do not take any withdrawals. The simple interest is referred to as an annual credit. Please see Appendix C for annual credit rates for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, annual credit rates applicable to new sales will be shown in a Rate Sheet Supplement.

You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the then current Contract Value, after deducting any applicable charges for the contract or any rider you have. If your GLWB base is not set equal to the Contract Value described above, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the date it was last recalculated, plus

(b)  an amount equal to the annual credit rate multiplied by the Annual Credit Calculation Base.

Form 6801	47

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount by which a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the Income Opportunity GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

Example of pro-rata reduction with a $1,000 excess withdrawal

Assume the following:

•  GLWB base: $100,000 (at the beginning of the contract year)

• MAW Rate: 5% ($5,000 maximum annual withdrawal)

•  Withdrawal amount: $6,000

Further assume your Contract Value is $90,000 prior to the withdrawal. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

Example of a dollar for dollar reduction with a $1,000 excess withdrawal

Assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the Income Opportunity GLWB rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the Income Opportunity GLWB rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For Income Opportunity GLWB riders, the maximum amount you may withdraw in a contract year under the Income Opportunity GLWB rider is equal to the withdrawal percentages (known as the “MAW Rate”) multiplied by the GLWB base. MAW Rates are shown in Appendix C for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, MAW rates applicable to new sales will be shown in a Rate Sheet Supplement.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the then current Contract Value as described under “GLWB base.” If you opt out of an increase in the rider’s charge as described in “Rider Charge” below, you may no longer be eligible for any step-ups of the GLWB base to the Contract Value. In that case, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. Additionally, opting out of an increase in the rider charge may also result in your current maximum annual withdrawal percentage being reduced, up to a maximum of 1.00%.

Form 6801	48

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the Income Opportunity GLWB will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the Income Opportunity GLWB (including maximum annual withdrawals) reduce the death benefit pro-rata. If you have the Premium Protection death benefit, any withdrawals you take under the Income Opportunity GLWB reduce the death benefit dollar for dollar up to the maximum annual withdrawal and pro-rata for amounts in excess of the maximum annual withdrawal. Therefore, you should carefully consider whether these riders are appropriate for you.

Rate Sheet Supplement.

We declare the current annual credit rate, MAW Rates, rider charge and investment restrictions Category and individual investment options minimums and maximums in a Rate Sheet Supplement to this prospectus. Rate Sheet Supplements disclose the rates applicable to applications signed on or after a specific date. We may declare higher or lower rates in future Rate Sheet Supplements. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide at least 10 business days prior written notice. Please contact us at 888.925.6446 or your registered representative for the current and any proposed Rate Sheet Supplements. You may also obtain them online at www.ohionational.com or at the SEC’s website (www.sec.gov) by searching File Number 333-182248. Prior rates will be disclosed in an appendix to this prospectus or the statement of additional information.

In order to receive the annual credit rate, MAW rates, rider charge and investment restrictions Category and individual investment options minimums and maximums described in a Rate Sheet Supplement, your contract must be applied for within the time period stated in the Rate Sheet Supplement, and we must receive your application in good order within 15 days from the date you apply for the contract. Additionally, we must receive your initial purchase payment within 60 days from the date we receive your application in good order. If these conditions are not met and you wish to proceed with purchasing the contract, we may require additional paperwork to issue the contract with the applicable rates in effect at that time. Under certain circumstances, we may waive these conditions or extend these time periods in a non-discriminatory manner.

Please see Appendix C for rates for previously sold Income Opportunity GLWB riders.

Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the Income Opportunity GLWB.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current maximum annual withdrawal amount you may take under the Income Opportunity GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider which continues if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the Income Opportunity GLWB rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawal for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of

Form 6801	49

withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Example of the effect on the Lifetime Annuity Period of a withdrawal and decline in Contract Value

Assume the following:

• Maximum annual withdrawal: $5,000

• Withdrawal amount: $6,000

• Decline in Contract Value due to the market: $500 (on the day you request the withdrawal)

Further assume your Contract Value is $5,500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Assume the same facts above except your Contract Value is $6,000. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the Income Opportunity GLWB rider, we will deduct from your Contract Value an annual charge. The current charge for the rider is shown in Appendix C for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, rider charge rates applicable to new sales will be shown in a Rate Sheet Supplement. The charge for the Income Opportunity GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.)

We may increase the charge for the Income Opportunity GLWB rider on any contract anniversary once your rider reaches the third anniversary. For the Income Opportunity GLWB, we guarantee the charge will not exceed 2.50% of the GLWB base. You may opt-out of an increase in the charge by notifying us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary. If you do opt-out, your rider will continue but one or more of the following may occur: (i) your MAW Rate will be reduced by an amount determined by us, up to a maximum of 1.00%, (ii) you will lose all future annual step-ups, or (iii) you will no longer be eligible for increases in your MAW Rate due to a step-up of the GLWB base to the then current Contract Value. We will specify which will occur in the prior written notice we send you setting forth the new charge rate and effective date of the increase. If you opt-out of the charge increase, your annual rider charge will continue to be assessed at the same rate that is in effect prior to the notice of the increase.

We reserve the right to lower the charge for the Income Opportunity GLWB rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

Form 6801	50

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if the rider is terminated for any reason.

Investment Restrictions.

In order to have the Income Opportunity GLWB rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders” and the Category and individual investment options minimums and maximums. The current minimums and maximums are disclosed in Appendix C for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, minimums and maximums applicable to new sales will be shown in a Rate Sheet Supplement.

You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” your Income Opportunity GLWB rider will terminate. If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the Income Opportunity GLWB rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Income Opportunity GLWB.

Termination.

If you choose the Income Opportunity GLWB, it will continue until it is terminated as described in this section.

You may cancel your Income Opportunity GLWB rider by providing notice to us within the first 90 days of any contract year following your contract’s sixth anniversary. The Income Opportunity GLWB will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The Income Opportunity GLWB rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies.

The Income Opportunity GLWB rider will terminate if you change the owner of the contract or you assign the contract, except in the following circumstances: (i) the new owner or assignee assumes full ownership of the contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the owner's spouse during the owner's lifetime, a change to a court appointed guardian representing the contract owner during the contract owner's lifetime, etc.); (ii) the new owner is the annuitant's spouse in a spousal continuation; (iii) ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the

Form 6801	51

determining life; or (iv) the assignment is for the purpose of effectuating a 1035 exchange of the contract (i.e. the rider may continue during the temporary assignment period and not terminate until the contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Income Opportunity GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) and (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death and (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Income Opportunity GLWB (Joint Life)

We also currently offer a Income Opportunity GLWB (Joint Life) rider at the time the contract is issued. The Income Opportunity GLWB (Joint Life) rider is the same as the Income Opportunity GLWB rider except as described below. You may not add the Income Opportunity GLWB (Joint Life) rider if either spouse is younger than 50 years old or once either spouse is 86 years old.

The Income Opportunity GLWB (Joint Life) differs from the Income Opportunity GLWB because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Income Opportunity GLWB (Joint Life) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Income Opportunity GLWB (Joint Life) rider may help protect you from the risk that you and your spouse might outlive your income. The Income Opportunity GLWB (Joint Life) differs from electing spousal continuation under the Income Opportunity GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Income Opportunity GLWB (Joint Life). If you elect the Income Opportunity GLWB, instead of the Income Opportunity GLWB (Joint Life), the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Income Opportunity GLWB (Joint Life), however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Income Opportunity GLWB (Joint Life) has a higher charge than the Income Opportunity GLWB.

The maximum amount you may withdraw in a contract year under the Income Opportunity GLWB (Joint Life) rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Income Opportunity GLWB (Joint Life) riders, the maximum amount you may withdraw in a contract year under the Income Opportunity GLWB (Joint Life) rider is equal to the MAW Rates multiplied by the GLWB base. MAW Rates are shown in Appendix C for previously sold Income Opportunity GLWB (Joint Life) riders. If the riders are currently available for sale, MAW rates applicable to new sales will be shown in a Rate Sheet Supplement.

The Income Opportunity GLWB (Joint Life) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Income Opportunity GLWB (Joint Life) rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse; or

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Income Opportunity GLWB (Joint Life) rider.

Form 6801	52

Under the Income Opportunity GLWB (Joint Life) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Income Opportunity GLWB (Joint Life) rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Income Opportunity GLWB (Joint Life) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Income Opportunity GLWB (Joint Life) rider, we will deduct from your Contract Value an annual charge. The current charge for the rider is shown in Appendix C for previously sold Income Opportunity GLWB (Joint Life) riders. If the riders are currently available for sale, rider charge rates applicable to new sales will be shown in a Rate Sheet Supplement. We may increase the charge for the rider on any contract anniversary once your rider reaches the third anniversary. For the Income Opportunity GLWB (Joint Life), we guarantee the charge will not exceed 3.00% of the GLWB base.

If we are required by state law, we will allow civil union partners to purchase the Income Opportunity GLWB (Joint Life) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Income Opportunity GLWB (Joint Life) rider versus the Income Opportunity GLWB rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 888.925.6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current maximum annual withdrawal amount you may take under the Income Opportunity GLWB (Joint Life) rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. You may not purchase the GLWB Preferred I.S. rider if you have any optional rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum

Form 6801	53

annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, and the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the date it was last recalculated, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Rider Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a simple interest credit to your GLWB base for each year you do not take any withdrawals. The simple interest is referred to as an annual credit. Please see Appendix E for annual credit rates for previously sold GLWB Preferred I.S. riders. If the riders are currently available for sale, annual credit rates applicable to new sales will be shown in a Rate Sheet Supplement.

If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your annual credit rate is 7.0% and your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the date it was last recalculated, plus

(b) an amount equal to the annual credit rate (pro-rated by any withdrawals totaling less than the maximum annual withdrawal) multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,600 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $900 difference between the $6,500 withdrawn and the $5,600 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

Example of pro-rata reduction with a $1,000 excess withdrawal

Assume the following:

•  GLWB base: $100,000 (at the beginning of the contract year)

Form 6801	54

• MAW Rate: 5.6% ($5,600 maximum annual withdrawal)

•  Withdrawal amount: $6,500

Further assume your Contract Value is $90,000 prior to the withdrawal. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,600. Your GLWB base remains $100,000 and your Contract Value decreases to $84,400. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $900. Because you have already taken your maximum annual withdrawal, the $900 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,934, i.e. $100,000 x (1 — $900/$84,400) because the pro-rata reduction of $1,066 is greater than the dollar amount of your $900 excess withdrawal. Your Contract Value will be reduced to $83,500.

Example of dollar for dollar reduction with a $1,000 excess withdrawal

Assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,600, your GLWB base remains $100,000 and your Contract Value is $114,400. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,100 ($100,000 — $900) because the dollar for dollar reduction of $900 is greater than the pro-rata reduction of $787 ($900/$114,400 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Preferred I.S. riders, the maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the withdrawal percentages (known as the MAW Rate”) multiplied by the GLWB base. MAW Rates are shown in Appendix E for previously sold GLWB Preferred I.S. riders. If the riders are currently available for sale, MAW rates applicable to new sales will be shown in a Rate Sheet Supplement.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the then current Contract Value as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further step ups of the GLWB base to the Contract Value. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Preferred I.S. rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. If you have the Premium Protection death benefit, any withdrawals you take under the GLWB Preferred I.S. reduce the death benefit dollar for dollar up to the maximum annual withdrawal and pro-rata for amounts in excess of the maximum annual withdrawal. Therefore, you should carefully consider whether these riders are appropriate for you.

Rate Sheet Supplement.

We declare the current annual credit rate, MAW Rates, rider charge and investment restrictions Category and individual investment options minimums and maximums in a Rate Sheet Supplement to this prospectus. Rate Sheet Supplements disclose the rates applicable to applications signed on or after a specific date. We may declare higher or lower rates in future

Form 6801	55

Rate Sheet Supplements. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide at least 10 business days prior written notice. Please contact us at 888.925.6446 or your registered representative for the current and any proposed Rate Sheet Supplements. You may also obtain them online at www.ohionational.com or at the SEC’s website (www.sec.gov) by searching File Number 333-182248.

In order to receive the annual credit rate, MAW rates, rider charge and investment restrictions Category and individual investment options minimums and maximums described in a Rate Sheet Supplement, your contract must be applied for within the time period stated in the Rate Sheet Supplement, and we must receive your application in good order within 15 days from the date you apply for the contract. Additionally, we must receive your initial purchase payment within 60 days from the date we receive your application in good order. If these conditions are not met and you wish to proceed with purchasing the contract, we may require additional paperwork to issue the contract with the applicable rates in effect at that time. Under certain circumstances, we may waive these conditions or extend these time periods in a non-discriminatory manner.

Please see Appendix E for rates for previously sold GLWB Preferred I.S. riders.

Example.

Please see Appendix F for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Example of the effect on the Lifetime Annuity Period of a withdrawal and decline in Contract Value

Assume the following:

• Maximum annual withdrawal: $5,000

• Withdrawal amount: $6,000

• Decline in Contract Value due to the market: $500 (on the day you request the withdrawal)

Further assume your Contract Value is $5,500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Assume the same facts above except your Contract Value is $6,000. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender

Form 6801	56

charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawals for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix G for some examples on how the calculation of the lifetime annuity payment works.

Generally, for riders applied for before May 1, 2016, with the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the

Form 6801	57

contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. This may vary by state and issue or application date. Please contact us or your registered representative for more information. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB Preferred I.S. rider, we will deduct from your Contract Value an annual charge. The current charge for the rider is shown in Appendix E for previously sold GLWB Preferred I.S. riders. If the riders are currently available for sale, rider charge rates applicable to new sales will be shown in a Rate Sheet Supplement. The charge for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.)

We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further step ups of the GLWB base to the Contract Value. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders” and the Category and individual investment option minimums and maximums. The current minimums and maximums are shown in Appendix E for previously sold GLWB Preferred I.S. riders. If the riders are currently available for sale, minimums and maximums applicable to new sales will be shown in a Rate Sheet Supplement.

You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Preferred I.S. rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that

Form 6801	58

RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Preferred I.S. rider. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred

Form 6801	59

I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. Currently, the maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the MAW Rates multiplied by the GLWB base. MAW Rates are shown in Appendix E for previously sold Joint GLWB Preferred I.S. riders. If the riders are currently available for sale, MAW rates applicable to new sales will be shown in a Rate Sheet Supplement.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse; or

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, we will deduct from your Contract Value an annual charge. The current charge for the rider is shown in Appendix E for previously sold Joint GLWB Preferred I.S. riders. If the riders are currently available for sale, rider charge rates applicable to new sales will be shown in a Rate Sheet Supplement. We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 888.925.6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the

Form 6801	60

GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old. The GLWB Plus is not available if the Income Opportunity GLWB is available in your state.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 6% simple interest (for riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your

Form 6801	61

contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For riders applied for before December 3, 2012, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before December 3, 2012, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before December 3, 2012, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

Form 6801	62

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out,

Form 6801	63

you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix H for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawal for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against

Form 6801	64

that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1, 2016, with the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Plus rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider will not be available. With this rider, if you do not

Form 6801	65

make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Form 6801	66

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. If you elect the GLWB Plus, instead of the Joint GLWB Plus, the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Plus, however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

Form 6801	67

For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing

Form 6801	68

this rider. Please contact your registered representative or call us at 888.925.6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)

Form 6801	69

Income Opportunity GLWB

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• Annual credit to the GLWB base for each of the first ten years if you take no withdrawals (rate for new sales, if any, is shown in Rate Sheet Supplement).

• Investment restrictions.

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.50% (maximum) (rate for new sales, if any, is shown in Rate Sheet Supplement)
Income Opportunity GLWB (Joint Life)

• Like the Income Opportunity GLWB except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions.

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	3.00% (maximum) (rate for new sales, if any, is shown in Rate Sheet Supplement)

Form 6801	70

GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• Annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals (rate for new sales, if any, is shown in Rate Sheet Supplement).

•  Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) (rate for new sales, if any, is shown in Rate Sheet Supplement)
Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) (rate for new sales, if any, is shown in Rate Sheet Supplement)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-

Form 6801	71

tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 888.925.6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment

Form 6801	72

company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

•  made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

•  taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Form 6801	73

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 72. For participants born prior to July 1, 1949, distributions must begin by April 1 of the year following the year the participant attains age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an

Form 6801	74

individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 6801	75

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $64,000 in 2020, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $64,000 and $74,000. For married couples filing jointly, the applicable dollar limitation is $103,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $103,000-$123,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $74,000 for individuals and $123,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $6,000 in 2020 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2020. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $6,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $19,000 for 2020.

Form 6801	76

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $56,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $12,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $12,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or

Form 6801	77

SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Required Minimum Distributions

Required Minimum Distributions are required to be taken from this contract as of the owner’s Required Beginning Date (“RBD”). The RBD for individuals born on or after July 1, 1949 is April 1 of the year following the year in which the individual attains age 72. For individuals born before July 1, 1949, the RBD is April 1 of the year following the year in which the individual attains age 70 ½.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by your RBD or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary within 10 years of death or applied to purchase an immediate annuity for the beneficiary within one year of death, with the annuity limited in duration to 10 years. If your beneficiary is an eligible designated beneficiary, that individual may “stretch” the IRA, taking annual required minimum distributions over the individual’s life expectancy. An eligible designated beneficiary is defined as (1) your spouse, (2) any beneficiary no more than ten years younger than you, (3) your minor child, but only until the child reaches the age of majority, (4) a disabled individual, or (5) a chronically ill individual. Special rules apply to spousal beneficiaries regarding the date required distributions must begin. Non-natural person beneficiaries must receive their benefit within 5 years of death.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2020, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $203,000 for married individuals filing jointly and less than $137,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $193,000 and $203,000 for married and between $122,000 and $137,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Form 6801	78

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at the owner’s RBD. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $13,000 in 2020 Employees age 50 and older may contribute an additional $3,000 in 2020. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 6801	79

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	37	$55,114.94	$2,080.67
2	$2,060.40	$1,040.40	38	$57,237.24	$2,122.28
3	$3,121.61	$1,061.21	39	$59,401.98	$2,164.73
4	$4,204.04	$1,082.43	40	$61,610.02	$2,208.02
5	$5,308.12	$1,104.08	41	$63,862.22	$2,252.18
6	$6,434.28	$1,126.16	42	$66,159.47	$2,297.22
7	$7,582.97	$1,148.68	43	$68,502.66	$2,343.16
8	$8,754.63	$1,171.65	44	$70,892.71	$2,390.02
9	$9,949.72	$1,195.08	45	$73,330.56	$2,437.82
10	$11,168.71	$1,218.98	46	$75,817.18	$2,486.58
11	$12,412.09	$1,243.36	47	$78,353.52	$2,536.31
12	$13,680.33	$1,268.23	48	$80,940.59	$2,587.04
13	$14,973.94	$1,293.59	49	$83,579.40	$2,638.78
14	$16,293.42	$1,319.46	50	$86,270.99	$2,691.56
15	$17,639.28	$1,345.85	51	$89,016.41	$2,745.39
16	$19,012.07	$1,372.77	52	$91,816.74	$2,800.30
17	$20,412.31	$1,400.23	53	$94,673.07	$2,856.31
18	$21,840.56	$1,428.23	54	$97,586.53	$2,913.44
19	$23,297.37	$1,456.79	55	$100,558.26	$2,971.71
20	$24,783.32	$1,485.93	56	$103,589.43	$3,031.14
21	$26,298.98	$1,515.65	57	$106,681.22	$3,091.76
22	$27,844.96	$1,545.96	58	$109,834.84	$3,153.60
23	$29,421.86	$1,576.88	59	$113,051.54	$3,216.67
24	$31,030.30	$1,608.42	60	$116,332.57	$3,281.00
25	$32,670.91	$1,640.59	61	$119,679.22	$3,346.62
26	$34,344.32	$1,673.40	62	$123,092.81	$3,413.55
27	$36,051.21	$1,706.87	63	$126,574.66	$3,481.82
28	$37,792.23	$1,741.01	64	$130,126.16	$3,551.46
29	$39,568.08	$1,775.83	65	$133,748.68	$3,622.49
30	$41,379.44	$1,811.35	66	$137,443.65	$3,694.94
31	$43,227.03	$1,847.58	67	$141,212.53	$3,768.84
32	$45,111.57	$1,884.53	68	$145,056.78	$3,844.22
33	$47,033.80	$1,922.22	69	$148,977.91	$3,921.10
34	$48,994.48	$1,960.66	70	$152,977.47	$3,999.52
35	$50,994.37	$1,999.87	71	$157,057.02	$4,079.51
36	$53,034.25	$2,039.87	72	$161,218.16	$4,161.10

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1- 6%, Year 2- 6%, Year 3- 6%, Year 4- 5%, Year 5- 3%, Year 6- 2%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6801	80

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ohio National Fund, Inc.
ON Bond Portfolio	2010	$15.87	$16.96	1,305,910
	2011	$16.96	$17.88	1,405,107
	2012	$17.88	$19.01	1,416,765
	2013	$19.01	$18.48	1,520,571
	2014	$18.48	$19.39	1,645,901
	2015	$19.39	$18.82	1,576,162
	2016	$18.82	$20.13	1,522,316
	2017	$20.13	$21.18	1,644,579
	2018	$21.18	$20.34	1,405,073
	2019	$20.34	$23.13	1,332,364

ON BlackRock Balanced Allocation Portfolio	2010	$8.89	$9.97	207,526
	2011	$9.97	$9.48	189,418
	2012	$9.48	$10.52	173,408
	2013	$10.52	$13.61	150,833
	2014	$13.61	$15.13	139,101
	2015	$15.13	$15.31	203,912
	2016	$15.31	$16.73	232,685
	2017	$16.73	$20.07	294,040
	2018	$20.07	$16.99	277,315
	2019	$16.99	$21.78	3,753,920

ON S&P 500® Index Portfolio	2010	$10.85	$12.31	1,904,828
	2011	$12.31	$12.41	2,032,729
	2012	$12.41	$14.20	2,086,333
	2013	$14.20	$18.54	2,665,706
	2014	$18.54	$20.78	3,647,920
	2015	$20.78	$20.78	4,031,486
	2016	$20.78	$22.96	7,762,852
	2017	$22.96	$27.62	4,919,632
	2018	$27.62	$26.06	4,717,748
	2019	$26.06	$33.83	4,170,394

ON BlackRock Advantage International Equity Portfolio	2010	$9.86	$11.41	2,996,550

Form 6801	81

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$11.41	$9.57	3,049,602
	2012	$9.57	$11.40	2,726,925
	2013	$11.40	$12.62	2,609,153
	2014	$12.62	$11.33	2,773,483
	2015	$11.33	$11.18	2,629,417
	2016	$11.18	$10.54	2,552,749
	2017	$10.54	$13.25	2,345,715
	2018	$13.25	$11.38	2,308,341
	2019	$11.38	$13.62	2,063,405

ON Foreign Portfolio	2010	$14.68	$17.41	594,178
	2011	$17.41	$14.24	526,927
	2012	$14.24	$17.31	491,235
	2013	$17.31	$21.91	491,516
	2014	$21.91	$19.80	442,421
	2015	$19.80	$21.48	502,449
	2016	$21.48	$19.68	445,427
	2017	$19.68	$23.38	448,156
	2018	$23.38	$19.55	406,726
	2019	$19.55	$21.35	351,184

ON Janus Henderson Forty Portfolio	2010	$6.17	$6.72	758,805
	2011	$6.72	$6.31	594,375
	2012	$6.31	$7.68	598,700
	2013	$7.68	$10.01	581,357
	2014	$10.01	$10.87	594,467
	2015	$10.87	$11.87	635,681
	2016	$11.87	$12.17	668,571
	2017	$12.17	$15.40	723,118
	2018	$15.40	$16.06	738,420
	2019	$16.06	$21.46	682,008

ON Janus Henderson Enterprise Portfolio	2010	$13.16	$15.60	335,113
	2011	$15.60	$14.94	336,151
	2012	$14.94	$17.73	322,884
	2013	$17.73	$23.27	318,740
	2014	$23.27	$25.72	297,690
	2015	$25.72	$24.20	312,585
	2016	$24.20	$24.36	281,091
	2017	$24.36	$30.69	255,072
	2018	$30.69	$29.44	219,420
	2019	$29.44	$39.84	180,905

ON Federated High Income Bond Portfolio	2010	$16.43	$18.58	2,733,415
	2011	$18.58	$19.40	2,898,110
	2012	$19.40	$21.98	3,075,174
	2013	$21.98	$23.33	2,996,442

Form 6801	82

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$23.33	$23.76	2,287,195
	2015	$23.76	$22.83	2,043,196
	2016	$22.83	$25.89	2,927,919
	2017	$25.89	$27.44	1,043,878
	2018	$27.44	$26.31	901,291
	2019	$26.31	$30.06	808,683

ON BlackRock Advantage Large Cap Value Portfolio	2010	$9.40	$10.44	208,965
	2011	$10.44	$11.80	498,861
	2012	$11.80	$12.53	4,390,124
	2013	$12.53	$15.03	5,684,910
	2014	$15.03	$16.74	4,237,880
	2015	$16.74	$17.30	3,928,751
	2016	$17.30	$19.01	5,980,085
	2017	$19.01	$21.60	1,286,070
	2018	$21.60	$19.60	983,508
	2019	$19.60	$23.15	775,753

ON Janus Henderson Venture Portfolio	2010	$6.00	$7.73	656,189
	2011	$7.73	$7.87	696,426
	2012	$7.87	$9.21	656,700
	2013	$9.21	$13.26	938,427
	2014	$13.26	$14.54	2,525,255
	2015	$14.54	$14.38	3,001,752
	2016	$14.38	$15.16	2,912,411
	2017	$15.16	$18.63	932,411
	2018	$18.63	$17.29	797,671
	2019	$17.29	$22.04	663,215

ON Nasdaq-100® Index Portfolio	2010	$4.38	$5.19	2,209,275
	2011	$5.19	$5.30	2,220,391
	2012	$5.30	$6.20	2,391,180
	2013	$6.20	$8.35	1,997,296
	2014	$8.35	$9.83	2,455,513
	2015	$9.83	$10.63	2,813,708
	2016	$10.63	$11.24	2,943,791
	2017	$11.24	$14.75	3,013,576
	2018	$14.75	$14.56	2,884,999
	2019	$14.56	$20.04	2,084,345

ON BlackRock Advantage Large Cap Core Portfolio	2010	$12.04	$13.50	2,681,729
	2011	$13.50	$12.42	3,137,061
	2012	$12.42	$13.93	2,984,689
	2013	$13.93	$19.50	2,442,542
	2014	$19.50	$22.01	2,214,621
	2015	$22.01	$22.70	2,034,212

Form 6801	83

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$22.70	$25.15	1,806,275
	2017	$25.15	$31.36	399,400
	2018	$31.36	$25.49	359,194
	2019	$25.49	$33.76	1,344,673

ON BlackRock Advantage Small Cap Growth Portfolio	2010	$10.28	$12.64	2,168,803
	2011	$12.64	$11.36	2,751,908
	2012	$11.36	$12.53	2,500,388
	2013	$12.53	$17.48	2,084,997
	2014	$17.48	$18.40	2,009,096
	2015	$18.40	$17.46	1,946,064
	2016	$17.46	$18.09	1,046,465
	2017	$18.09	$21.79	237,875
	2018	$21.79	$20.48	203,618
	2019	$20.48	$27.21	755,114

ON S&P MidCap 400® Index Portfolio	2010	$7.72	$9.14	253,278
	2011	$9.14	$8.93	247,873
	2012	$8.93	$10.20	236,091
	2013	$10.20	$13.82	544,659
	2014	$13.82	$14.72	605,447
	2015	$14.72	$14.11	505,666
	2016	$14.11	$15.32	464,667
	2017	$15.32	$17.53	646,260
	2018	$17.53	$15.38	639,781
	2019	$15.38	$19.14	615,030

ON BlackRock Advantage Large Cap Growth Portfolio	2010	$8.53	$9.54	1,852,290
	2011	$9.54	$9.29	2,207,732
	2012	$9.29	$10.23	2,197,151
	2013	$10.23	$14.06	1,831,043
	2014	$14.06	$15.61	1,697,895
	2015	$15.61	$16.36	1,506,628
	2016	$16.36	$17.46	1,492,344
	2017	$17.46	$22.45	212,790
	2018	$22.45	$18.94	174,346
	2019	$18.94	$26.03	133,209

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.77	446,979
	2015	$10.77	$10.53	2,364,740
	2016	$10.53	$10.83	4,547,746
	2017	$10.83	$12.62	4,629,352
	2018	$12.62	$12.41	4,986,053
	2019	$12.41	$15.40	4,896,370

ON Conservative Model Portfolio	2017	$10.00	$10.45	1,929,903

Form 6801	84

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$10.45	$10.04	1,705,746
	2019	$10.04	$11.27	1,570,709

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.61	8,116,840
	2018	$10.61	$9.93	6,519,998
	2019	$9.93	$11.47	5,462,633

ON Balanced Model Portfolio	2017	$10.00	$10.73	37,418,876
	2018	$10.73	$9.81	29,555,794
	2019	$9.81	$11.61	25,045,502

ON Moderate Growth Model Portfolio	2017	$10.00	$10.97	57,180,174
	2018	$10.97	$9.77	46,803,103
	2019	$9.77	$11.99	39,040,948

ON Growth Model Portfolio	2017	$10.00	$11.07	12,765,176
	2018	$11.07	$9.70	11,585,971
	2019	$9.70	$12.16	9,745,039

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$19.19	$20.95	29,837
	2017	$20.95	$24.63	97,300
	2018	$24.63	$22.98	318,520
	2019	$22.98	$28.15	277,864

AB VPS Small Cap Growth Portfolio	2016	$26.10	$28.99	2,814
	2017	$28.99	$38.43	25,572
	2018	$38.43	$37.67	109,561
	2019	$37.67	$50.77	110,061

AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.73	450,756
	2012	$9.73	$10.42	3,217,097
	2013	$10.42	$11.56	3,815,861
	2014	$11.56	$11.94	4,173,662
	2015	$11.94	$11.68	4,053,730
	2016	$11.68	$11.96	4,496,389
	2017	$11.96	$13.55	4,294,938
	2018	$13.55	$12.44	3,956,310
	2019	$12.44	$14.21	3,454,108

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.38	963,299
	2016	$9.38	$9.69	1,331,852
	2017	$9.69	$10.71	1,364,169
	2018	$10.71	$10.10	1,253,134
	2019	$10.10	$11.74	1,226,887

AIM Variable Insurance Funds (Invesco

Form 6801	85

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2010	$8.44	$9.20	335,104
	2011	$9.20	$8.48	337,074
	2012	$8.48	$9.69	363,742
	2013	$9.69	$11.40	474,764
	2014	$11.40	$11.30	649,024
	2015	$11.30	$10.91	1,060,913
	2016	$10.91	$10.74	1,303,830
	2017	$10.74	$13.06	1,506,954
	2018	$13.06	$10.98	1,516,806
	2019	$10.98	$13.95	1,356,789

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.89	15,201,947
	2013	$10.89	$10.95	14,175,842
	2014	$10.95	$11.47	5,965,988
	2015	$11.47	$10.87	6,072,745
	2016	$10.87	$12.01	7,114,262
	2017	$12.01	$13.07	6,989,919
	2018	$13.07	$12.09	6,262,369
	2019	$12.09	$13.76	5,420,357

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I)
Invesco V.I. Comstock Fund	2010	$12.29	$14.10	2,164
	2011	$14.10	$13.76	2,053
	2012	$13.76	$16.26	2,049
	2013	$16.26	$21.91	2,046
	2014	$21.91	$23.75	2,043
	2015	$23.75	$22.13	1,778
	2016	$22.13	$25.72	1,236
	2017	$25.72	$30.05	921
	2018	$30.05	$26.16	856
	2019	$26.16	$32.48	831

BNY Mellon Variable Investment Fund (Service Shares)
Appreciation Portfolio	2010	$12.94	$14.75	324,846
	2011	$14.75	$15.90	414,617
	2012	$15.90	$17.35	527,298
	2013	$17.35	$20.78	443,030
	2014	$20.78	$22.20	360,110
	2015	$22.20	$21.41	266,309
	2016	$21.41	$22.84	234,114
	2017	$22.84	$28.75	171,867
	2018	$28.75	$26.47	165,020
	2019	$26.47	$35.61	129,887

Federated Hermes Insurance Series

Form 6801	86

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Federated Hermes Kaufmann Fund II (Service Shares)	2010	$8.05	$9.39	432,668
	2011	$9.39	$8.05	433,036
	2012	$8.05	$9.34	423,395
	2013	$9.34	$12.93	410,238
	2014	$12.93	$14.02	479,890
	2015	$14.02	$14.75	742,893
	2016	$14.75	$15.12	700,623
	2017	$15.12	$19.18	617,938
	2018	$19.18	$19.78	709,335
	2019	$19.78	$26.05	594,346

Federated Hermes Managed Volatility Fund II (Primary Shares)	2012	$10.00	$11.17	1,964,994
	2013	$11.17	$13.48	4,031,188
	2014	$13.48	$13.88	5,853,518
	2015	$13.88	$12.72	6,560,052
	2016	$12.72	$13.57	5,437,146
	2017	$13.57	$15.89	5,217,569
	2018	$15.89	$14.41	5,204,420
	2019	$14.41	$17.17	4,533,137

Federated Hermes Managed Volatility Fund II (Service Shares)	2018	$10.00	$9.07	669,002
	2019	$9.07	$10.78	589,635

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2010	$11.81	$13.68	5,773,844
	2011	$13.68	$13.18	5,812,096
	2012	$13.18	$15.17	5,426,259
	2013	$15.17	$19.69	5,337,857
	2014	$19.69	$21.79	5,222,733
	2015	$21.79	$21.68	5,120,243
	2016	$21.68	$23.15	4,613,999
	2017	$23.15	$27.90	4,149,533
	2018	$27.90	$25.81	3,529,988
	2019	$25.81	$33.58	3,039,751

Fidelity® VIP Mid Cap Portfolio	2010	$19.93	$25.39	1,795,836
	2011	$25.39	$22.44	3,374,541
	2012	$22.44	$25.47	3,161,612
	2013	$25.47	$34.30	2,916,816
	2014	$34.30	$36.05	2,808,042
	2015	$36.05	$35.14	2,682,595
	2016	$35.14	$38.98	2,533,073
	2017	$38.98	$46.57	1,309,352
	2018	$46.57	$39.34	1,138,543
	2019	$39.34	$48.02	986,293

Form 6801	87

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Fidelity® VIP Growth Portfolio	2010	$5.88	$7.22	636,943
	2011	$7.22	$7.15	796,234
	2012	$7.15	$8.11	792,900
	2013	$8.11	$10.93	842,645
	2014	$10.93	$12.02	1,010,495
	2015	$12.02	$12.74	1,292,325
	2016	$12.74	$12.69	1,321,287
	2017	$12.69	$16.96	1,415,458
	2018	$16.96	$16.73	1,457,257
	2019	$16.73	$22.22	1,282,645

Fidelity® VIP Equity-Income Portfolio	2010	$10.86	$12.37	2,081,766
	2011	$12.37	$12.34	2,076,274
	2012	$12.34	$14.32	2,025,406
	2013	$14.32	$18.14	2,200,852
	2014	$18.14	$19.50	2,363,404
	2015	$19.50	$18.51	2,077,165
	2016	$18.51	$21.59	2,016,285
	2017	$21.59	$24.10	1,930,746
	2018	$24.10	$21.85	1,564,740
	2019	$21.85	$27.52	1,390,010

Fidelity® VIP Real Estate Portfolio	2010	$7.22	$9.31	2,265,349
	2011	$9.31	$9.94	2,609,659
	2012	$9.94	$11.66	2,455,038
	2013	$11.66	$11.74	2,786,730
	2014	$11.74	$15.10	2,445,523
	2015	$15.10	$15.49	2,286,982
	2016	$15.49	$16.19	2,227,304
	2017	$16.19	$16.65	725,831
	2018	$16.65	$15.44	636,027
	2019	$15.44	$18.81	546,098

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.39	1,059,303
	2014	$11.39	$11.94	1,916,686
	2015	$11.94	$11.67	3,037,025
	2016	$11.67	$12.15	2,995,162
	2017	$12.15	$14.01	3,577,907
	2018	$14.01	$13.05	3,334,898
	2019	$13.05	$15.34	3,017,038

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$12.16	$12.08	2,727,242
	2017	$12.08	$12.04	2,718,851
	2018	$12.04	$12.12	2,422,771

Form 6801	88

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2019	$12.12	$12.24	2,934,056

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2010	$11.74	$13.11	1,950,982
	2011	$13.11	$13.30	1,866,330
	2012	$13.30	$14.85	1,692,415
	2013	$14.85	$16.77	1,687,845
	2014	$16.77	$17.39	1,458,237
	2015	$17.39	$16.02	1,310,139
	2016	$16.02	$18.10	1,106,127
	2017	$18.10	$19.67	1,001,349
	2018	$19.67	$18.66	888,973
	2019	$18.66	$21.46	693,504

Franklin Flex Cap Growth VIP Fund	2010	$11.15	$12.84	1,978,209
	2011	$12.84	$12.12	1,673,187
	2012	$12.12	$13.12	1,148,139
	2013	$13.12	$17.88	949,372
	2014	$17.88	$18.80	207,989
	2015	$18.80	$19.44	182,374
	2016	$19.44	$18.71	105,852
	2017	$18.71	$23.54	98,192
	2018	$23.54	$24.07	88,272
	2019	$24.07	$31.28	79,819

Templeton Foreign VIP Fund	2010	$12.40	$13.32	2,816,341
	2011	$13.32	$11.80	2,741,279
	2012	$11.80	$13.82	2,510,345
	2013	$13.82	$16.85	2,283,114
	2014	$16.85	$14.84	2,366,144
	2015	$14.84	$13.75	2,309,206
	2016	$13.75	$14.61	2,184,506
	2017	$14.61	$16.89	644,601
	2018	$16.89	$14.16	601,545
	2019	$14.16	$15.79	554,337

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2010	$9.29	$10.37	1,972,907
	2011	$10.37	$10.51	2,402,017
	2012	$10.51	$11.72	2,578,792
	2013	$11.72	$13.23	2,704,609
	2014	$13.23	$13.70	2,920,057
	2015	$13.70	$12.61	2,851,681
	2016	$12.61	$14.23	2,693,210
	2017	$14.23	$15.45	2,643,084
	2018	$15.45	$14.63	2,237,786

Form 6801	89

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2019	$14.63	$16.83	1,847,024

Franklin Flex Cap Growth VIP Fund	2010	$8.78	$10.10	584,034
	2011	$10.10	$9.52	6,245,089
	2012	$9.52	$10.31	4,560,121
	2013	$10.31	$14.02	3,961,695
	2014	$14.02	$14.73	485,429
	2015	$14.73	$15.22	520,931
	2016	$15.22	$14.64	432,000
	2017	$14.64	$18.39	429,207
	2018	$18.39	$18.79	415,674
	2019	$18.79	$24.41	362,576

Templeton Foreign VIP Fund	2010	$8.43	$9.05	6,972,096
	2011	$9.05	$8.01	9,059,739
	2012	$8.01	$9.37	8,960,205
	2013	$9.37	$11.41	9,011,368
	2014	$11.41	$10.04	10,740,362
	2015	$10.04	$9.29	11,080,162
	2016	$9.29	$9.86	10,714,992
	2017	$9.86	$11.40	2,175,336
	2018	$11.40	$9.54	2,161,152
	2019	$9.54	$10.64	1,827,045

Franklin Allocation VIP Fund	2010	$8.54	$9.33	668,306
	2011	$9.33	$9.09	676,371
	2012	$9.09	$10.38	705,501
	2013	$10.38	$12.72	796,851
	2014	$12.72	$12.96	879,499
	2015	$12.96	$12.04	833,701
	2016	$12.04	$13.47	762,204
	2017	$13.47	$14.93	739,257
	2018	$14.93	$13.38	632,689
	2019	$13.38	$15.85	548,719

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.33	1,139,504
	2016	$9.33	$9.67	1,900,767
	2017	$9.67	$11.09	2,534,394
	2018	$11.09	$10.24	2,324,639
	2019	$10.24	$11.97	2,294,806

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2010	$9.62	$10.60	6,364,242
	2011	$10.60	$9.76	6,011,870
	2012	$9.76	$11.53	3,917,181

Form 6801	90

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$11.53	$15.22	3,077,097
	2014	$15.22	$17.04	2,285,344
	2015	$17.04	$16.14	2,144,859
	2016	$16.14	$17.85	1,629,190
	2017	$17.85	$19.43	933,450
	2018	$19.43	$17.63	841,198
	2019	$17.63	$22.00	724,358

Goldman Sachs U.S. Equity Insights Fund	2010	$9.61	$10.75	553,202
	2011	$10.75	$11.08	485,119
	2012	$11.08	$12.57	424,248
	2013	$12.57	$17.14	358,985
	2014	$17.14	$19.76	351,855
	2015	$19.76	$19.55	272,114
	2016	$19.55	$21.45	249,090
	2017	$21.45	$26.38	218,659
	2018	$26.38	$24.52	204,652
	2019	$24.52	$30.43	178,608

Goldman Sachs Strategic Growth Fund	2010	$11.01	$12.09	155,583
	2011	$12.09	$11.67	148,909
	2012	$11.67	$13.86	123,480
	2013	$13.86	$18.19	98,892
	2014	$18.19	$20.49	83,142
	2015	$20.49	$20.99	80,885
	2016	$20.99	$21.22	73,589
	2017	$21.22	$27.48	65,430
	2018	$27.48	$26.95	58,140
	2019	$26.95	$36.20	55,674

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2010	$7.68	$8.44	12,973,039
	2011	$8.44	$7.76	16,194,576
	2012	$7.76	$9.13	9,765,910
	2013	$9.13	$12.03	7,933,659
	2014	$12.03	$13.43	5,890,915
	2015	$13.43	$12.70	5,983,072
	2016	$12.70	$14.01	3,975,335
	2017	$14.01	$15.21	896,302
	2018	$15.21	$13.76	740,771
	2019	$13.76	$17.13	640,601

Goldman Sachs U.S. Equity Insights Fund	2010	$7.87	$8.78	16,150
	2011	$8.78	$9.04	28,770
	2012	$9.04	$10.23	24,061
	2013	$10.23	$13.91	100,447
	2014	$13.91	$16.02	188,016

Form 6801	91

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$16.02	$15.81	266,487
	2016	$15.81	$17.31	201,166
	2017	$17.31	$21.24	224,093
	2018	$21.24	$19.71	281,881
	2019	$19.71	$24.41	248,751

Goldman Sachs Strategic Growth Fund	2010	$8.67	$9.50	81,866
	2011	$9.50	$9.14	97,067
	2012	$9.14	$10.84	119,994
	2013	$10.84	$14.18	198,343
	2014	$14.18	$15.94	233,970
	2015	$15.94	$16.29	242,655
	2016	$16.29	$16.42	226,851
	2017	$16.42	$21.21	237,877
	2018	$21.21	$20.75	234,768
	2019	$20.75	$27.82	203,695

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.25	433,463
	2013	$10.25	$11.54	1,607,461
	2014	$11.54	$11.89	2,229,162
	2015	$11.89	$11.09	2,692,537
	2016	$11.09	$11.47	2,161,755
	2017	$11.47	$12.86	2,229,353
	2018	$12.86	$12.19	2,044,651
	2019	$12.19	$13.53	1,820,951

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2010	$11.30	$12.17	5,473,441
	2011	$12.17	$11.19	6,304,903
	2012	$11.19	$13.22	5,919,456
	2013	$13.22	$16.39	5,802,004
	2014	$16.39	$15.39	5,489,500
	2015	$15.39	$13.98	4,686,177
	2016	$13.98	$13.50	3,634,236
	2017	$13.50	$15.82	2,934,161
	2018	$15.82	$14.83	2,263,310
	2019	$14.83	$17.90	1,767,060

Ivy VIP Natural Resources	2010	$10.41	$12.08	1,152,158
	2011	$12.08	$9.41	1,428,151
	2012	$9.41	$9.50	1,423,457
	2013	$9.50	$10.15	1,062,460
	2014	$10.15	$8.75	1,196,352
	2015	$8.75	$6.73	1,394,833
	2016	$6.73	$8.25	1,486,657
	2017	$8.25	$8.42	1,320,948
	2018	$8.42	$6.41	1,177,304

Form 6801	92

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2019	$6.41	$6.95	994,503

Ivy VIP Science and Technology	2010	$11.73	$13.11	346,447
	2011	$13.11	$12.24	416,140
	2012	$12.24	$15.51	467,420
	2013	$15.51	$24.04	847,927
	2014	$24.04	$24.52	884,656
	2015	$24.52	$23.60	932,363
	2016	$23.60	$23.75	837,471
	2017	$23.75	$31.10	809,607
	2018	$31.10	$29.21	694,698
	2019	$29.21	$43.27	573,728

Janus Aspen Series (Institutional Shares)
Janus Henderson Research Portfolio	2010	$10.82	$12.28	61,982
	2011	$12.28	$11.52	49,706
	2012	$11.52	$13.54	42,852
	2013	$13.54	$17.49	36,070
	2014	$17.49	$19.59	31,807
	2015	$19.59	$20.45	28,807
	2016	$20.45	$20.37	26,919
	2017	$20.37	$25.82	24,866
	2018	$25.82	$24.93	22,555
	2019	$24.93	$33.48	20,636

Janus Henderson Overseas Portfolio	2010	$27.05	$33.60	31,667
	2011	$33.60	$22.59	27,316
	2012	$22.59	$25.41	20,753
	2013	$25.41	$28.85	15,844
	2014	$28.85	$25.19	15,615
	2015	$25.19	$22.82	14,934
	2016	$22.82	$21.16	11,935
	2017	$21.16	$27.50	10,050
	2018	$27.50	$23.18	7,412
	2019	$23.18	$29.18	7,652

Janus Henderson Global Research Portfolio	2010	$10.39	$11.93	32,019
	2011	$11.93	$10.20	20,203
	2012	$10.20	$12.14	19,366
	2013	$12.14	$15.45	15,399
	2014	$15.45	$16.45	14,414
	2015	$16.45	$15.93	13,849
	2016	$15.93	$16.12	12,937
	2017	$16.12	$20.29	10,040
	2018	$20.29	$18.73	8,508
	2019	$18.73	$23.95	7,280

Form 6801	93

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Janus Henderson Balanced Portfolio	2010	$20.23	$21.73	50,814
	2011	$21.73	$21.89	45,205
	2012	$21.89	$24.65	33,637
	2013	$24.65	$29.36	31,214
	2014	$29.36	$31.57	29,157
	2015	$31.57	$31.48	26,238
	2016	$31.48	$32.64	23,558
	2017	$32.64	$38.31	16,519
	2018	$38.31	$38.22	15,453
	2019	$38.22	$46.44	14,861

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2010	$6.12	$6.93	526,135
	2011	$6.93	$6.48	473,896
	2012	$6.48	$7.60	426,117
	2013	$7.60	$9.79	381,571
	2014	$9.79	$10.94	380,904
	2015	$10.94	$11.39	439,719
	2016	$11.39	$11.32	389,358
	2017	$11.32	$14.31	369,047
	2018	$14.31	$13.78	350,526
	2019	$13.78	$18.47	308,537

Janus Henderson Overseas Portfolio	2010	$14.02	$17.37	3,604,507
	2011	$17.37	$11.65	3,818,247
	2012	$11.65	$13.07	3,655,412
	2013	$13.07	$14.80	3,236,414
	2014	$14.80	$12.89	3,190,450
	2015	$12.89	$11.65	2,912,051
	2016	$11.65	$10.78	2,737,396
	2017	$10.78	$13.97	2,439,899
	2018	$13.97	$11.75	2,200,882
	2019	$11.75	$14.75	1,809,900

Janus Henderson Global Research Portfolio	2010	$5.67	$6.49	823,511
	2011	$6.49	$5.53	606,801
	2012	$5.53	$6.57	607,275
	2013	$6.57	$8.34	638,703
	2014	$8.34	$8.86	715,177
	2015	$8.86	$8.56	955,674
	2016	$8.56	$8.64	765,785
	2017	$8.64	$10.84	728,860
	2018	$10.84	$9.99	624,157
	2019	$9.99	$12.74	516,138

Janus Henderson Balanced Portfolio	2010	$13.59	$14.56	1,415,267
	2011	$14.56	$14.63	1,829,953

Form 6801	94

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$14.63	$16.43	1,733,506
	2013	$16.43	$19.51	1,843,580
	2014	$19.51	$20.93	1,917,514
	2015	$20.93	$20.83	2,119,235
	2016	$20.83	$21.54	1,907,820
	2017	$21.54	$25.22	2,357,016
	2018	$25.22	$25.10	2,770,315
	2019	$25.10	$30.41	2,812,491

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.90	226,663
	2013	$9.90	$12.25	2,442,821
	2014	$12.25	$14.29	4,409,663
	2015	$14.29	$14.74	7,042,973
	2016	$14.74	$16.03	9,421,054
	2017	$16.03	$18.34	9,766,056
	2018	$18.34	$17.35	8,863,795
	2019	$17.35	$22.01	7,810,463

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.81	483,483
	2016	$9.81	$9.94	1,064,569
	2017	$9.94	$10.18	1,095,997
	2018	$10.18	$9.96	1,064,686
	2019	$9.96	$10.79	1,066,684

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$17.85	$21.84	1,339,428
	2011	$21.84	$22.11	1,367,250
	2012	$22.11	$26.38	1,318,040
	2013	$26.38	$34.59	1,359,306
	2014	$34.59	$39.46	1,300,662
	2015	$39.46	$38.07	1,307,975
	2016	$38.07	$43.28	1,348,833
	2017	$43.28	$48.80	1,244,000
	2018	$48.80	$42.64	1,046,197
	2019	$42.64	$53.56	921,589

JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$11.30	$14.24	206,222
	2011	$14.24	$13.44	214,443
	2012	$13.44	$15.95	273,499
	2013	$15.95	$22.49	307,406
	2014	$22.49	$24.43	335,480
	2015	$24.43	$22.93	445,604
	2016	$22.93	$27.32	489,440
	2017	$27.32	$31.20	529,539
	2018	$31.20	$27.24	479,172
	2019	$27.24	$33.63	430,644

Form 6801	95

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	2010	$17.24	$21.14	1,072,220
	2011	$21.14	$19.05	1,682,388
	2012	$19.05	$20.81	178,428
	2013	$20.81	$27.89	162,778
	2014	$27.89	$30.69	198,018
	2015	$30.69	$29.69	250,867
	2016	$29.69	$34.07	302,963
	2017	$34.07	$38.48	227,381
	2018	$38.48	$33.09	202,293
	2019	$33.09	$42.60	178,625

Lazard Retirement Emerging Markets Equity Portfolio	2010	$30.02	$36.50	2,062,483
	2011	$36.50	$29.67	2,281,946
	2012	$29.67	$35.88	2,151,542
	2013	$35.88	$35.12	2,640,816
	2014	$35.12	$33.19	2,811,814
	2015	$33.19	$26.30	3,103,076
	2016	$26.30	$31.48	2,716,464
	2017	$31.48	$39.88	1,404,681
	2018	$39.88	$32.19	1,322,136
	2019	$32.19	$37.69	1,172,911

Lazard Retirement International Equity Portfolio	2010	$11.48	$12.15	7,884,883
	2011	$12.15	$11.16	9,381,061
	2012	$11.16	$13.40	8,901,743
	2013	$13.40	$16.03	8,707,969
	2014	$16.03	$15.22	9,516,384
	2015	$15.22	$15.35	9,529,095
	2016	$15.35	$14.56	9,992,325
	2017	$14.56	$17.66	2,046,898
	2018	$17.66	$15.06	1,778,206
	2019	$15.06	$18.06	1,506,470

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.51	395,847
	2013	$10.51	$12.45	1,093,340
	2014	$12.45	$12.67	1,810,528
	2015	$12.67	$12.50	2,306,589
	2016	$12.50	$12.80	3,406,388
	2017	$12.80	$15.29	3,487,709
	2018	$15.29	$14.16	3,645,636
	2019	$14.16	$16.53	3,243,780

Legg Mason Partners Variable Equity Trust

Form 6801	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
(Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2010	$11.19	$12.45	64,643
	2011	$12.45	$13.31	153,076
	2012	$13.31	$15.07	282,343
	2013	$15.07	$18.81	450,022
	2014	$18.81	$21.18	463,799
	2015	$21.18	$20.09	441,750
	2016	$20.09	$22.89	547,922
	2017	$22.89	$27.04	566,283
	2018	$27.04	$25.49	485,034
	2019	$25.49	$33.25	465,573

ClearBridge Variable Large Cap Value Portfolio	2010	$13.39	$14.53	314,065
	2011	$14.53	$15.12	335,022
	2012	$15.12	$17.45	326,482
	2013	$17.45	$22.90	367,276
	2014	$22.90	$25.35	765,592
	2015	$25.35	$24.40	823,272
	2016	$24.40	$27.33	831,061
	2017	$27.33	$31.10	864,112
	2018	$31.10	$28.09	773,643
	2019	$28.09	$35.88	699,230

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.83	3,423,981
	2013	$10.83	$12.70	14,370,647
	2014	$12.70	$13.43	18,533,780
	2015	$13.43	$12.61	23,498,386
	2016	$12.61	$12.47	17,580,961
	2017	$12.47	$14.10	15,688,729
	2018	$14.10	$12.99	14,374,013
	2019	$12.99	$14.91	12,626,786

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.76	8,398,320
	2016	$9.76	$10.07	12,143,854
	2017	$10.07	$10.55	1,355,263
	2018	$10.55	$10.18	1,302,396
	2019	$10.18	$11.28	1,164,769

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2010	$7.20	$9.22	436,841
	2011	$9.22	$8.57	483,452
	2012	$8.57	$9.89	487,292
	2013	$9.89	$13.45	466,551
	2014	$13.45	$14.47	440,983

Form 6801	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$14.47	$14.98	498,846
	2016	$14.98	$15.53	549,111
	2017	$15.53	$19.50	598,291
	2018	$19.50	$19.51	613,147
	2019	$19.51	$26.74	532,634

MFS® New Discovery Series	2010	$12.42	$16.74	202,072
	2011	$16.74	$14.85	226,277
	2012	$14.85	$17.79	220,525
	2013	$17.79	$24.90	342,344
	2014	$24.90	$22.83	296,198
	2015	$22.83	$22.14	238,095
	2016	$22.14	$23.87	200,131
	2017	$23.87	$29.89	191,890
	2018	$29.89	$29.11	218,242
	2019	$29.11	$40.76	182,906

MFS® Total Return Series	2010	$12.67	$13.77	904,455
	2011	$13.77	$13.87	882,258
	2012	$13.87	$15.24	842,535
	2013	$15.24	$17.94	924,439
	2014	$17.94	$19.24	944,400
	2015	$19.24	$18.96	913,784
	2016	$18.96	$20.45	968,006
	2017	$20.45	$22.70	1,574,511
	2018	$22.70	$21.18	1,548,591
	2019	$21.18	$25.21	1,554,133

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.77	434,493
	2016	$9.77	$10.25	438,017
	2017	$10.25	$13.01	497,113
	2018	$13.01	$12.97	385,111
	2019	$12.97	$17.94	396,562

Morgan Stanley Variable Insurance Fund, Inc. (Class I)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2010	$14.93	$15.85	8,289
	2011	$15.85	$16.60	8,764
	2012	$16.60	$18.00	3,054
	2013	$18.00	$17.79	3,111
	2014	$17.79	$19.01	2,848
	2015	$19.01	$18.72	4,409
	2016	$18.72	$19.69	5,766
	2017	$19.69	$20.73	5,128
	2018	$20.73	$20.41	4,234

Form 6801	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2019	$20.41	$22.43	4,045

Morgan Stanley VIF U.S. Real Estate Portfolio	2010	$22.60	$29.11	14,753
	2011	$29.11	$30.56	12,884
	2012	$30.56	$35.08	10,156
	2013	$35.08	$35.48	8,324
	2014	$35.48	$45.62	6,198
	2015	$45.62	$46.20	4,010
	2016	$46.20	$48.90	3,541
	2017	$48.90	$49.97	3,752
	2018	$49.97	$45.71	2,986
	2019	$45.71	$53.88	2,686

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2010	$12.63	$13.38	358,414
	2011	$13.38	$13.97	436,761
	2012	$13.97	$15.12	503,747
	2013	$15.12	$14.90	661,040
	2014	$14.90	$15.88	1,199,188
	2015	$15.88	$15.61	1,245,283
	2016	$15.61	$16.38	1,168,658
	2017	$16.38	$17.19	1,251,301
	2018	$17.19	$16.88	1,132,383
	2019	$16.88	$18.51	1,039,606

Morgan Stanley VIF U.S. Real Estate Portfolio	2010	$17.49	$22.46	830,119
	2011	$22.46	$23.52	752,731
	2012	$23.52	$26.95	683,206
	2013	$26.95	$27.18	705,848
	2014	$27.18	$34.86	616,320
	2015	$34.86	$35.21	550,792
	2016	$35.21	$37.18	524,248
	2017	$37.18	$37.91	517,337
	2018	$37.91	$34.57	448,086
	2019	$34.57	$40.67	374,812

Morgan Stanley VIF Growth Portfolio	2010	$10.17	$12.36	189,478
	2011	$12.36	$11.88	309,428
	2012	$11.88	$13.43	258,013
	2013	$13.43	$19.66	188,579
	2014	$19.66	$20.67	257,376
	2015	$20.67	$22.93	328,592
	2016	$22.93	$22.29	326,220
	2017	$22.29	$31.55	469,086
	2018	$31.55	$33.55	538,378
	2019	$33.55	$43.72	500,657

Form 6801	99

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2010	$8.09	$10.10	1,060,732
	2011	$10.10	$9.34	1,002,546
	2012	$9.34	$10.68	874,189
	2013	$10.68	$14.47	778,126
	2014	$14.47	$16.28	714,030
	2015	$16.28	$14.76	646,916
	2016	$14.76	$16.97	591,104
	2017	$16.97	$19.57	591,462
	2018	$19.57	$16.39	506,716
	2019	$16.39	$18.92	456,934

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.80	834,592
	2012	$9.80	$10.53	6,717,396
	2013	$10.53	$11.27	8,813,293
	2014	$11.27	$11.51	9,406,827
	2015	$11.51	$10.89	8,716,467
	2016	$10.89	$11.47	8,112,128
	2017	$11.47	$12.57	7,666,526
	2018	$12.57	$11.70	6,923,986
	2019	$11.70	$13.29	6,074,106

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.73	889,008
	2012	$9.73	$10.47	10,175,504
	2013	$10.47	$11.67	12,712,487
	2014	$11.67	$11.89	15,105,913
	2015	$11.89	$11.03	14,287,026
	2016	$11.03	$11.62	12,731,760
	2017	$11.62	$13.11	11,522,288
	2018	$13.11	$12.06	10,187,196
	2019	$12.06	$13.90	8,796,935

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.60	573,741
	2012	$9.60	$10.29	8,570,977
	2013	$10.29	$11.83	11,299,581
	2014	$11.83	$11.88	13,354,499
	2015	$11.88	$10.70	11,426,945
	2016	$10.70	$11.19	10,164,182
	2017	$11.19	$13.05	9,044,818
	2018	$13.05	$11.80	7,920,067
	2019	$11.80	$13.70	6,915,348

Northern Lights Variable Trust (Class 3 Shares)

Form 6801	100

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.22	369,072
	2016	$9.22	$9.69	755,895
	2017	$9.69	$10.62	798,406
	2018	$10.62	$9.88	824,474
	2019	$9.88	$11.21	822,462

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$8.99	649,631
	2016	$8.99	$9.46	1,242,447
	2017	$9.46	$10.67	1,294,843
	2018	$10.67	$9.79	1,319,044
	2019	$9.79	$11.28	1,274,133

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$8.78	382,282
	2016	$8.78	$9.18	620,435
	2017	$9.18	$10.68	688,079
	2018	$10.68	$9.65	886,762
	2019	$9.65	$11.19	850,252

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2010	$14.90	$15.96	6,955,516
	2011	$15.96	$17.67	7,084,583
	2012	$17.67	$19.04	7,691,409
	2013	$19.04	$17.13	7,623,821
	2014	$17.13	$17.50	7,084,747
	2015	$17.50	$16.88	6,617,129
	2016	$16.88	$17.60	6,325,542
	2017	$17.60	$18.08	2,791,994
	2018	$18.08	$17.52	2,321,731
	2019	$17.52	$18.83	1,971,130

PIMCO Total Return Portfolio	2010	$14.94	$16.01	18,810,860
	2011	$16.01	$16.44	20,019,152
	2012	$16.44	$17.86	20,431,519
	2013	$17.86	$17.35	19,343,239
	2014	$17.35	$17.93	17,350,531
	2015	$17.93	$17.86	10,504,589
	2016	$17.86	$18.17	9,353,979
	2017	$18.17	$18.90	5,775,936
	2018	$18.90	$18.63	4,811,106
	2019	$18.63	$20.01	4,318,627

PIMCO Global Bond Opportunities Portfolio (Unhedged)	2010	$15.80	$17.49	2,487,526
	2011	$17.49	$18.65	2,758,069
	2012	$18.65	$19.76	2,967,841
	2013	$19.76	$17.93	1,674,162

Form 6801	101

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$17.93	$18.17	1,470,792
	2015	$18.17	$17.28	1,137,959
	2016	$17.28	$17.82	1,127,059
	2017	$17.82	$19.19	1,049,878
	2018	$19.19	$18.22	921,047
	2019	$18.22	$19.16	806,188

PIMCO CommodityRealReturn® Strategy Portfolio	2010	$8.77	$10.83	2,615,832
	2011	$10.83	$9.92	3,624,168
	2012	$9.92	$10.36	3,908,248
	2013	$10.36	$8.76	3,942,483
	2014	$8.76	$7.08	934,265
	2015	$7.08	$5.21	839,518
	2016	$5.21	$5.95	907,799
	2017	$5.95	$6.02	850,466
	2018	$6.02	$5.13	749,032
	2019	$5.13	$5.66	656,899

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.05	1,916,728
	2013	$10.05	$11.10	4,713,644
	2014	$11.10	$11.64	5,815,694
	2015	$11.64	$10.90	7,705,728
	2016	$10.90	$11.64	8,840,686
	2017	$11.64	$13.48	9,903,028
	2018	$13.48	$12.17	9,569,029
	2019	$12.17	$14.68	8,596,836

PIMCO Short-Term Portfolio	2013	$10.00	$10.00	123,946
	2014	$10.00	$9.98	794,380
	2015	$9.98	$10.00	1,143,582
	2016	$10.00	$10.14	1,510,326
	2017	$10.14	$10.30	1,479,946
	2018	$10.30	$10.36	2,035,610
	2019	$10.36	$10.55	2,088,042

PIMCO Low Duration Portfolio	2015	$10.00	$9.89	2,560,100
	2016	$9.89	$9.93	3,324,952
	2017	$9.93	$9.98	613,830
	2018	$9.98	$9.93	837,089
	2019	$9.93	$10.23	863,970

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2010	$7.23	$7.99	301,296
	2011	$7.99	$7.91	349,258
	2012	$7.91	$9.07	400,456
	2013	$9.07	$12.33	317,585

Form 6801	102

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$12.33	$13.39	404,200
	2015	$13.39	$14.73	539,855
	2016	$14.73	$14.41	482,512
	2017	$14.41	$19.44	503,776
	2018	$19.44	$19.04	487,905
	2019	$19.04	$25.07	395,582

Jennison 20/20 Focus Portfolio	2010	$14.81	$15.76	5,912,410
	2011	$15.76	$14.91	4,955,044
	2012	$14.91	$16.35	1,516,278
	2013	$16.35	$20.96	1,394,749
	2014	$20.96	$22.16	1,268,643
	2015	$22.16	$23.25	1,140,276
	2016	$23.25	$23.33	994,780
	2017	$23.33	$30.00	699,753
	2018	$30.00	$28.03	570,348
	2019	$28.03	$35.66	461,751

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2010	$20.04	$23.94	2,363,299
	2011	$23.94	$22.95	2,788,701
	2012	$22.95	$25.58	3,633,962
	2013	$25.58	$34.17	3,306,674
	2014	$34.17	$34.96	2,602,266
	2015	$34.96	$30.56	1,797,240
	2016	$30.56	$36.63	1,059,113
	2017	$36.63	$38.26	958,286
	2018	$38.26	$34.75	787,513
	2019	$34.75	$40.87	679,576

Royce Micro-Cap Portfolio	2010	$20.02	$25.78	792,780
	2011	$25.78	$22.46	842,652
	2012	$22.46	$23.95	768,218
	2013	$23.95	$28.72	692,297
	2014	$28.72	$27.45	670,196
	2015	$27.45	$23.81	639,555
	2016	$23.81	$28.25	582,187
	2017	$28.25	$29.45	476,347
	2018	$29.45	$26.55	361,446
	2019	$26.55	$31.46	309,484

Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund	2010	$14.06	$18.88	33,340
	2011	$18.88	$18.80	24,478
	2012	$18.80	$21.93	18,643
	2013	$21.93	$31.25	15,559
	2014	$31.25	$31.09	12,558

Form 6801	103

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$31.09	$30.36	11,493
	2016	$30.36	$32.39	11,051
	2017	$32.39	$41.45	7,648
	2018	$41.45	$38.18	7,407
	2019	$38.18	$52.60	5,677

Wells Fargo VT Opportunity Fund	2010	$16.26	$19.95	45,532
	2011	$19.95	$18.68	35,138
	2012	$18.68	$21.39	32,904
	2013	$21.39	$27.70	29,564
	2014	$27.70	$30.31	20,119
	2015	$30.31	$29.12	16,305
	2016	$29.12	$32.38	15,521
	2017	$32.38	$38.66	15,152
	2018	$38.66	$35.57	14,025
	2019	$35.57	$46.35	12,014

Form 6801	104

Appendix C

Income Opportunity GLWB Prior Rates

The following rates are for Income Opportunity GLWB riders applied for on or after May 1, 2018.

Annual Credit Rate

The annual credit rates for the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life) are:

Rider	Annual Credit
Income Opportunity GLWB	5.5%
Income Opportunity GLWB (Joint Life)	5.5%

MAW Rates

The MAW Rates for the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life) are:

Income Opportunity GLWB		Income Opportunity GLWB (Joint Life)
Annuitant’s Age	MAW Rate	Youngest Participating Spouse’s Age	MAW Rate
59½ to 64	4.00%	59½ to 64	3.50%
65 to 69	5.10%	65 to 69	4.75%
70 to 74	5.20%	70 to 74	5.00%
75 to 79	5.50%	75 to 79	5.25%
80 to 84	6.00%	80 to 84	5.50%
85+	6.50%	85+	6.00%

Rider Charges

The current charges for the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life) are:

Rider	Current Charge
Income Opportunity GLWB	1.20%
Income Opportunity GLWB (Joint Life)	1.50%

Investment Restriction Allocation Requirements

With the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life), if you choose to allocate your purchase payments and Contract Value in accordance with Option 2, the current required allocations for the Categories and any individual investment option included in Option 2 are:

	Minimum	Maximum
Any individual investment option included in any of the Categories	0%	50%
Category 1 Investment Options	20%	50%
Category 2 Investment Options	20%	80%
Category 3 Investment Options	0%	20%
Category 4 Investment Options	0%	10%

Form 6801	105

Appendix D

Income Opportunity GLWB Example

The following provides an example of how the Income Opportunity GLWB works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Income Opportunity GLWB rider. Further assume (i) the annuitant is age 62 at the time of purchase; (ii) you take a withdrawal of $4,862 (your MAW amount) in year three; one of $40,000 in year eight; and one of $6,317 (your MAW amount) in each of years nine and 10 and take no other withdrawals in the first 10 years, (iii) you make an additional purchase payment of $10,000 in year two, (iv) during year four your Contract Value increases to $140,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, in the other years. The following shows the various values as of the beginning of each of the first 10 contract years under the Income Opportunity GLWB rider with these assumptions:

Contract Year	Age	Contract Value	Annual Credit Calculation Base	Annual Credit GLWB Base	Step-Up GLWB Base	GLWB Base	MAW Rate	MAW Available
1	62	100,000	100,000	100,000	100,000	100,000	4.0%	4,000
2	63	100,000	100,000	105,500	100,000	105,500	4.0%	4,220
3	64	110,000	110,000	121,550	115,500	121,550	4.0%	4,862
4	65	105,138	110,000	0	121,550	121,550	4.0%	4,862
5	66	140,000	140,000	140,000	140,000	140,000	5.10%	7,140
6	67	140,000	140,000	147,700	140,000	147,700	5.10%	7,533
7	68	140,000	140,000	155,400	147,700	155,400	5.10%	7,925
8	69	140,000	140,000	163,100	155,400	163,100	5.10%	8,318
9	70	100,000	123,859	0	123,859	123,859	5.10%	6,317
10	71	93,683	123,859	0	123,859	123,859	5.10%	6,317
11	72	87,366	123,859	0	123,859	123,859	5.10%	6,317

The additional purchase payment in year two increases the various bases by the amount of the purchase payment at the time it is made. Because you took withdrawals in years three, eight, nine and 10, you are not eligible for an annual credit in those years. The initial withdrawal in year three sets your MAW Rate at 4.0%. Due to the increase in Contract Value in year four, all of the bases are reset to the Contract Value at the beginning of year five, and a new 10-year annual credit period begins. Additionally, you are eligible for an increased MAW based on your age at your next withdrawal. The withdrawal in year eight is an excess withdrawal and, therefore, reduces the various bases pro-rata.

Form 6801	106

Appendix E

GLWB Preferred I.S. Prior Rates

The following rates are for GLWB Preferred I.S. riders applied for on or after May 1, 2018.

Annual Credit Rate

The annual credit rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Annual Credit
GLWB Preferred I.S.	7.0%
Joint GLWB Preferred I.S.	7.0%

MAW Rates

The MAW Rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

GLWB Preferred I.S.		Joint GLWB Preferred I.S.
Annuitant’s Age	MAW Rate	Youngest Participating Spouse’s Age	MAW Rate
59½ to 64	4.50%	59½ to 64	4.50%
65 to 69	5.60%	65 to 69	5.10%
70 to 74	6.00%	70 to 74	5.50%
75 to 79	6.50%	75 to 79	6.00%
80 to 84	7.25%	80 to 84	6.75%
85+	7.75%	85+	7.50%

Rider Charges

The current charges for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Current Charge
GLWB Preferred I.S.	1.20%
Joint GLWB Preferred I.S.	1.40%

Investment Restriction Allocation Requirements

With the GLWB Preferred I.S. and Joint GLWB Preferred I.S., the current required allocations for the Categories and any individual investment option included in each Category are:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Form 6801	107

The following rates are for GLWB Preferred I.S. riders applied for on or after May 1, 2016 and prior to May 1, 2018.

Annual Credit Rate

The annual credit rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Annual Credit
GLWB Preferred I.S.	7.0%
Joint GLWB Preferred I.S.	7.0%

MAW Rates

The MAW Rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

GLWB Preferred I.S.		Joint GLWB Preferred I.S.
Annuitant’s Age	MAW Rate	Youngest Participating Spouse’s Age	MAW Rate
59½ to 64	4.50%	59½ to 64	4.50%
65 to 69	5.60%	65 to 69	5.10%
70 to 74	6.00%	70 to 74	5.50%
75 to 79	6.50%	75 to 79	6.00%
80 to 84	7.25%	80 to 84	6.75%
85+	7.75%	85+	7.50%

Rider Charge

The current charges for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Current Charge
GLWB Preferred I.S.	1.20%
Joint GLWB Preferred I.S.	1.40%

Investment Restrictions Allocations Requirements

With the GLWB Preferred I.S. and Joint GLWB Preferred I.S., the required allocations for the Categories and any individual investment option included in each Category are:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Form 6801	108

May 2014 –May 2016

The following rates are for GLWB Preferred I.S. riders applied for on or after May 1, 2014 and prior to May 1, 2016.

Annual Credit Rate

The annual credit rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Annual Credit
GLWB Preferred I.S.	7.0%
Joint GLWB Preferred I.S.	7.0%

MAW Rates

The MAW Rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

GLWB Preferred I.S.		Joint GLWB Preferred I.S.
Annuitant’s Age	MAW Rate	Youngest Participating Spouse’s Age	MAW Rate
59½ to 64	4.50%	59½ to 64	4.50%
65 to 69	5.50%	65 to 69	5.00%
70 to 74	5.60%	70 to 74	5.10%
75 to 79	6.00%	75 to 79	5.50%
80 to 84	6.75%	80 to 84	6.50%
85+	7.50%	85+	7.00%

Rider Charge

The current charges for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Current Charge
GLWB Preferred I.S.	1.00%
Joint GLWB Preferred I.S.	1.30%

Investment Restrictions Allocations Requirements

With the GLWB Preferred I.S. and Joint GLWB Preferred I.S., the required allocations for the Categories and any individual investment option included in each Category are:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Form 6801	109

Prior to May 2014

The following rates are for GLWB Preferred I.S. riders applied for prior to May 1, 2014.

Annual Credit Rate

The annual credit rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Annual Credit
GLWB Preferred I.S.	7.0%
Joint GLWB Preferred I.S.	7.0%

MAW Rates

The MAW Rates for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

GLWB Preferred I.S.		Joint GLWB Preferred I.S.
Annuitant’s Age	MAW Rate	Youngest Participating Spouse’s Age	MAW Rate
59½ to 64	4.50%	59½ to 64	4.50%
65 to 69	5.50%	65 to 69	5.00%
70 to 74	5.60%	70 to 74	5.10%
75 to 79	6.00%	75 to 79	5.50%
80 to 84	6.75%	80 to 84	6.50%
85+	7.50%	85+	7.00%

Rider Charge

The current charges for the GLWB Preferred I.S. and Joint GLWB Preferred I.S. are:

Rider	Current Charge
GLWB Preferred I.S.	0.95%
Joint GLWB Preferred I.S.	1.25%

Investment Restrictions Allocations Requirements

With the GLWB Preferred I.S. and Joint GLWB Preferred I.S., the required allocations for the Categories and any individual investment option included in each Category are:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Form 6801	110

Appendix F

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,858 (6.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,620 (6.46% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,920 ($214,300 prior GLWB base + $11,620 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $13,555 (6.00% of $225,920), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $36,445 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $13,555 was $165,445 ($179,000 — $13,555). Upon the excess withdrawal, your GLWB base is set equal to $176,154, i.e. $225,920 x (1 — $36,445/$165,445). Because the GLWB base after adjustment for the excess withdrawal of $176,154 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $176,154.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,331 (7% of $176,154 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $188,484 ($176,154 prior GLWB base + $12,331 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $198,484 ($188,484 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $186,154 ($176,154 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $13,031 (7% of $186,154 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $211,515 ($188,484 prior GLWB base + $10,000 additional purchase payment + $13,031 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6801	111

Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $13,031 (7% of $186,154 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $224,546 for year nine, $237,577 for year ten, $250,607 for year 11, $263,638 for year 12, $276,669 for year 13, $289,700 for year 14, and $302,730 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

Form 6801	112

Appendix G

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.6%	+	4%	–	6%)	x	$100,000	=	$3,600
(5.6%	+	6%	–	6%)	x	$100,000	=	$5,600
(5.6%	+	8%	–	6%)	x	$100,000	=	$7,600

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.6% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.6% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,600) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,600 until the 15th rider anniversary, since it is greater than the $3,600 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,600 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,600 a year for your lifetime since it is greater than the $5,600 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 6801	113

Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,600) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,600 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,600 a year for your lifetime since it is greater than the $5,600 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 6801	114

Appendix H

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6801	115

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6801	116

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6801	117

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for before December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6801	118

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 6801	119

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-182248

Form 6801	120

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

ONcore Value (sold on or after October 1, 2012) VA

Statement of Additional Information

April 29, 2020

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated April 29, 2020. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $40.5 billion and equity of approximately $2.6 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2019 and for each of the periods in the two-year period ended December 31, 2019, and the related financial highlights for each of the periods in the five-year period ended December 31, 2019, and the consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2019 and 2018 and for each of the years in the three-year period ended December 31, 2019 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2019	$4,102,686	$982,416
2018	$76,079,579	$18,962,063
2017	$69,964,292	$17,737,364

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of

2

the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDI - Fidelity® Variable Insurance Products Fund - Initial Class

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASI - Janus Aspen Series - Institutional Shares

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

WFVT - Wells Fargo Variable Trust

MSVI - Morgan Stanley Variable Insurance Fund, Inc. - Class I

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

(continued)

Fund Trust Abbreviations - (continued)

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

CALI - Calvert Variable Products, Inc.

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2019

			Assets	Contract owners’ equity

	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity

ONFI - ON Bond Subaccount	6,427,536	$102,642,511	$122,765,928	$122,645,696	$120,232	$122,765,928
ONFI - ON BlackRock Balanced Allocation Subaccount (a)	14,684,665	475,772,835	503,684,011	503,637,178	46,833	503,684,011
ONFI - ON International Equity Subaccount	7,548,250	90,714,422	117,148,838	117,010,787	138,051	117,148,838
ONFI - ON Foreign Subaccount	1,344,656	35,847,659	40,864,090	40,851,148	12,942	40,864,090
ONFI - ON Janus Henderson Forty Subaccount	2,036,324	35,134,327	53,066,610	53,066,610	0	53,066,610
ONFI - ON Janus Henderson Venture Subaccount	2,090,378	55,733,984	70,842,911	70,813,656	29,255	70,842,911
ONFI - ON Janus Henderson Enterprise Subaccount	1,133,541	30,596,528	55,010,721	54,969,775	40,946	55,010,721
ONFI - ON S&P 500® Index Subaccount	14,826,461	363,164,194	493,572,880	493,359,658	213,222	493,572,880
ONFI - ON BlackRock Advantage Large Cap Value Subaccount (c)	3,187,300	47,320,528	59,761,879	59,755,905	5,974	59,761,879
ONFI - ON Federated High Income Bond Subaccount	3,598,166	60,630,083	74,446,052	74,403,619	42,433	74,446,052
ONFI - ON Nasdaq-100® Index Subaccount	9,558,456	135,767,881	189,544,173	189,407,444	136,729	189,544,173
ONFI - ON BlackRock Advantage Large Cap Core Subaccount (a)	7,076,545	195,578,866	233,172,166	232,580,794	591,372	233,172,166
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount (a)	2,772,476	70,095,428	87,111,204	87,079,030	32,174	87,111,204
ONFI - ON S&P MidCap 400® Index Subaccount	2,681,016	39,204,103	51,609,562	51,585,721	23,841	51,609,562
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount (a)	546,740	9,907,084	15,057,212	15,053,523	3,689	15,057,212
ONFI - ON Risk Managed Balanced Subaccount	26,443,092	317,055,687	391,622,195	391,620,897	1,298	391,622,195
ONFI - ON Conservative Model Subaccount	6,662,906	68,318,572	74,691,173	74,632,628	58,545	74,691,173
ONFI - ON Moderately Conservative Model Subaccount	19,619,160	199,206,907	223,069,849	222,976,961	92,888	223,069,849
ONFI - ON Balanced Model Subaccount	96,549,014	968,772,411	1,108,382,681	1,108,244,683	137,998	1,108,382,681
ONFI - ON Moderate Growth Model Subaccount	168,435,050	1,713,013,703	1,958,899,630	1,958,573,077	326,553	1,958,899,630
ONFI - ON Growth Model Subaccount	36,302,856	370,578,826	433,456,101	433,456,101	0	433,456,101
FIDI - VIP Growth Subaccount	14,103	665,331	1,115,432	1,115,432	0	1,115,432
FIDI - VIP Equity-Income Subaccount	29,679	655,339	705,477	705,477	0	705,477
FIDI - VIP High Income Subaccount	4,050	26,691	21,989	21,989	0	21,989
FIDS - VIP Government Money Market Subaccount	132,705,425	132,705,425	132,705,425	132,646,745	58,680	132,705,425
FID2 - VIP Mid Cap Subaccount	7,632,429	239,136,204	242,329,636	242,158,489	171,147	242,329,636
FID2 - VIP Contrafund® Subaccount	12,107,460	358,944,130	437,079,323	436,939,131	140,192	437,079,323
FID2 - VIP Growth Subaccount	1,345,871	83,680,639	104,210,829	104,189,358	21,471	104,210,829
FID2 - VIP Equity-Income Subaccount	6,659,328	140,105,462	153,830,487	153,794,232	36,255	153,830,487
FID2 - VIP Real Estate Subaccount	1,985,199	35,295,368	38,612,122	38,608,980	3,142	38,612,122
FID2 - VIP Target Volatility Subaccount	22,418,450	259,250,977	277,316,232	277,315,905	327	277,316,232
JASI - Janus Henderson Research Subaccount	104,731	3,230,975	4,271,978	4,256,809	15,169	4,271,978
JASI - Janus Henderson Overseas Subaccount	30,389	1,034,884	1,011,635	1,011,635	0	1,011,635

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2019

			Assets	Contract owners’ equity

	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity

JASI - Janus Henderson Global Research Subaccount	30,432	$1,089,903	$1,722,134	$1,717,485	$4,649	$1,722,134
JASI - Janus Henderson Balanced Subaccount	113,886	3,259,940	4,496,217	4,354,548	141,669	4,496,217
JASS - Janus Henderson Research Subaccount	660,620	20,213,204	26,186,995	26,155,997	30,998	26,186,995
JASS - Janus Henderson Global Research Subaccount	564,667	23,315,059	31,209,169	31,207,707	1,462	31,209,169
JASS - Janus Henderson Balanced Subaccount	8,772,784	307,707,506	365,825,098	364,957,042	868,056	365,825,098
JASS - Janus Henderson Overseas Subaccount	4,014,550	133,207,631	128,064,146	128,021,935	42,211	128,064,146
JASS - Janus Henderson U.S. Low Volatility Subaccount	53,074,226	801,413,815	1,031,232,203	1,031,118,241	113,962	1,031,232,203
JASS - Janus Henderson Flexible Bond Subaccount	2,671,972	34,011,403	34,708,912	34,708,912	0	34,708,912
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2,479,608	42,917,158	52,071,774	52,063,720	8,054	52,071,774
LEGI - ClearBridge Variable Large Cap Value Subaccount	4,100,483	80,727,970	87,176,268	87,173,697	2,571	87,176,268
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	87,907,551	1,088,387,424	1,199,938,067	1,199,930,487	7,580	1,199,938,067
LEG2 - Western Asset Core Plus VIT Subaccount	7,440,442	43,119,326	43,303,374	43,300,336	3,038	43,303,374
WFVT - Opportunity Subaccount	143,030	3,164,767	3,816,035	3,816,035	0	3,816,035
WFVT - Discovery Subaccount	105,790	2,286,168	3,475,204	3,388,674	86,530	3,475,204
MSVI - VIF Core Plus Fixed Income Subaccount	40,292	428,281	455,697	356,264	99,433	455,697
MSVI - VIF U.S. Real Estate Subaccount	63,440	1,054,306	1,391,239	1,378,404	12,835	1,391,239
MSV2 - VIF Core Plus Fixed Income Subaccount	6,738,024	71,895,073	75,937,528	75,937,528	0	75,937,528
MSV2 - VIF U.S. Real Estate Subaccount	3,228,083	55,184,771	70,372,200	70,319,124	53,076	70,372,200
MSV2 - VIF Growth Subaccount	2,883,782	87,739,556	96,635,530	96,600,717	34,813	96,635,530
GSVI - Large Cap Value Subaccount	9,034,844	90,309,436	83,030,218	82,906,411	123,807	83,030,218
GSVI - U.S. Equity Insights Subaccount	1,424,801	22,357,020	25,546,682	25,481,645	65,037	25,546,682
GSVI - Strategic Growth Subaccount	860,675	10,695,689	10,242,034	10,208,255	33,779	10,242,034
GSVS - Large Cap Value Subaccount	4,606,539	44,674,458	42,334,097	42,325,338	8,759	42,334,097
GSVS - U.S. Equity Insights Subaccount	958,107	17,480,777	17,284,252	17,284,252	0	17,284,252
GSVS - Strategic Growth Subaccount	2,158,377	28,727,540	25,706,276	25,699,640	6,636	25,706,276
GSVS - Global Trends Allocation Subaccount	11,791,873	136,269,837	145,040,042	145,039,857	185	145,040,042
LAZS - Emerging Markets Equity Subaccount	7,660,682	154,518,621	168,535,008	168,468,987	66,021	168,535,008
LAZS - U.S. Small-Mid Cap Equity Subaccount	4,393,675	35,970,733	36,159,945	36,145,975	13,970	36,159,945
LAZS - International Equity Subaccount	9,902,843	107,670,259	102,692,482	102,652,696	39,786	102,692,482
LAZS - Global Dynamic Multi-Asset Subaccount	25,930,481	322,084,710	353,951,070	353,950,745	325	353,951,070
PRS2 - Jennison 20/20 Focus Subaccount	2,275,219	39,094,676	82,294,670	82,254,756	39,914	82,294,670
PRS2 - Jennison Subaccount	686,890	35,207,641	53,536,230	53,536,230	0	53,536,230

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2019

			Assets	Contract owners’ equity

	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity

JPMI - Small Cap Core Subaccount	2,876,616	$62,523,666	$66,277,236	$66,250,068	$27,168	$66,277,236
JPMI - Mid Cap Value Subaccount	17,902,529	168,671,760	211,428,862	211,373,870	54,992	211,428,862
ABVB - VPS Growth & Income Subaccount	588,767	17,662,435	17,521,706	17,502,937	18,769	17,521,706
ABVB - VPS Small Cap Growth Subaccount	1,479,806	25,488,634	26,266,556	26,266,556	0	26,266,556
ABVB - VPS Dynamic Asset Allocation Subaccount	18,900,761	214,534,124	252,514,173	252,441,157	73,016	252,514,173
ABVB - VPS Global Risk Allocation-Moderate Subaccount	8,321,300	81,910,580	93,032,130	93,031,807	323	93,032,130
MFSI - New Discovery Subaccount	1,438,757	25,016,455	25,926,402	25,896,341	30,061	25,926,402
MFSI - Mid Cap Growth Subaccount	6,117,094	50,672,726	56,093,751	56,089,537	4,214	56,093,751
MFSI - Total Return Subaccount	6,368,282	144,554,989	155,577,140	155,577,140	0	155,577,140
MFS2 - Massachusetts Investors Growth Stock Subaccount	1,243,617	22,820,855	27,695,348	27,659,193	36,155	27,695,348
PVIA - Real Return Subaccount	13,598,587	174,244,805	171,886,143	171,748,357	137,786	171,886,143
PVIA - Total Return Subaccount	36,373,887	397,315,688	400,840,236	400,738,215	102,021	400,840,236
PVIA - Global Bond Opportunities Subaccount	5,308,232	65,474,559	60,248,435	60,240,537	7,898	60,248,435
PVIA - CommodityRealReturn® Strategy Subaccount	2,368,787	20,979,308	15,183,926	15,183,797	129	15,183,926
PVIA - Global Diversified Allocation Subaccount	68,785,147	704,269,504	781,399,270	781,396,456	2,814	781,399,270
PVIA - Short-Term Subaccount	6,542,684	67,659,641	67,520,499	67,520,499	0	67,520,499
PVIA - Low Duration Subaccount	3,008,450	30,656,716	30,686,185	30,685,436	749	30,686,185
CALI - VP S&P 500 Index Subaccount	1,151	136,068	170,126	170,126	0	170,126
BNYS - Appreciation Subaccount (b)	547,410	21,436,182	23,149,970	23,142,959	7,011	23,149,970
ROYI - Small-Cap Subaccount	15,205,274	142,423,593	124,531,191	124,424,381	106,810	124,531,191
ROYI - Micro-Cap Subaccount	5,385,883	56,321,634	52,512,355	52,489,623	22,732	52,512,355
AIMI - Invesco V.I. Comstock Series I Subaccount	1,578	24,703	27,070	27,070	0	27,070
AIMI - Invesco V.I. International Growth Series II Subaccount	1,618,764	56,707,709	62,290,025	62,286,566	3,459	62,290,025
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	39,947,029	449,053,999	428,631,625	428,621,082	10,543	428,631,625
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2,186,685	38,316,695	40,847,280	40,830,419	16,861	40,847,280
FRT2 - Franklin Income VIP Subaccount	4,930,708	74,859,436	78,447,557	78,446,360	1,197	78,447,557
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2,072,453	17,224,742	16,703,972	16,679,686	24,286	16,703,972
FRT2 - Templeton Foreign VIP Subaccount	3,283,998	45,607,717	45,746,088	45,734,304	11,784	45,746,088
FRT5 - Franklin VolSmart Allocation VIP Subaccount	14,483,087	152,269,254	182,342,062	182,341,737	325	182,342,062
FRT4 - Franklin Income VIP Subaccount	5,517,330	85,372,323	90,042,824	90,028,644	14,180	90,042,824
FRT4 - Franklin Flex Cap Growth VIP Subaccount	3,276,614	25,074,871	25,262,692	25,255,035	7,657	25,262,692
FRT4 - Templeton Foreign VIP Subaccount	5,206,609	72,960,915	73,933,846	73,928,203	5,643	73,933,846
FRT4 - Franklin Allocation VIP Subaccount (a)	4,773,388	33,882,972	33,270,517	33,270,517	0	33,270,517

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2019

			Assets	Contract owners’ equity

	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity

FEDS - Kaufmann Fund II Service Shares Subaccount	3,378,998	$60,914,440	$71,871,297	$71,871,297	$0	$71,871,297
FEDS - Managed Volatility Fund II Primary Shares Subaccount	37,322,508	377,169,146	421,744,341	421,743,120	1,221	421,744,341
FEDS - Managed Volatility Fund II Service Shares Subaccount	3,511,571	36,938,395	39,575,405	39,575,405	0	39,575,405
IVYV - VIP Asset Strategy Subaccount	14,954,781	143,867,049	142,071,918	142,056,000	15,918	142,071,918
IVYV - VIP Natural Resources Subaccount	7,573,776	34,595,465	29,105,263	29,105,263	0	29,105,263
IVYV - VIP Science and Technology Subaccount	3,437,852	84,776,003	102,499,914	102,494,850	5,064	102,499,914
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	31,438,487	347,100,629	363,743,294	363,743,294	0	363,743,294
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	49,984,040	559,776,785	597,309,281	597,307,680	1,601	597,309,281
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	46,422,234	495,833,371	530,606,132	530,437,585	168,547	530,606,132
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	4,648,550	52,960,186	54,062,641	54,062,138	503	54,062,641
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	7,906,380	91,238,472	94,085,922	94,085,410	512	94,085,922
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	4,684,676	53,123,633	53,264,762	53,264,505	257	53,264,762

(a) Name changes effective on May 1, 2019:

     ON BlackRock Balanced Allocation Subaccount formerly known as ON Omni Subaccount

     ON BlackRock Advantage Large Cap Core Subaccount formerly known as ON Bristol Subaccount

     ON BlackRock Advantage Small Cap Growth Subaccount formerly known as ON Bryton Subaccount

     ON BlackRock Advantage Large Cap Growth Subaccount formerly known as ON Bristol Growth Subaccount

     Franklin Allocation VIP Subaccount formerly known as Franklin Founding Funds Allocation VIP Subaccount

(b) Name change effective on June 3, 2019:

     BNYS formerly known as Dreyfus Variable Investment Fund

(c) Name changes effective on December 6, 2019:

     ON BlackRock Advantage Large Cap Value Subaccount formerly known as ON Federated Strategic Value Dividend Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2019

	Investment activity:				Realized and unrealized gain (loss) in investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners equity from operations
ONFI - ON Equity Subaccount (note 4)	$1,017,808	(997,676)	20,132	14,859,169	17,954,161	(15,875,730)	2,078,431	$16,957,732
ONFI - ON Bond Subaccount	2,665,183	(1,558,268)	1,106,915	0	4,489,664	9,626,650	14,116,314	15,223,229
ONFI - ON BlackRock Balanced Allocation Subaccount	2,967,634	(2,684,651)	282,983	20,597,954	3,467,989	23,429,950	26,897,939	47,778,876
ONFI - ON International Equity Subaccount	1,918,725	(1,476,414)	442,311	0	4,577,120	15,427,861	20,004,981	20,447,292
ONFI - ON Capital Appreciation Subaccount (note 4)	543,892	(607,053)	(63,161)	1,010,553	15,921,435	(11,544,848)	4,376,587	5,323,979
ONFI - ON Foreign Subaccount	649,137	(558,615)	90,522	0	1,200,534	2,432,637	3,633,171	3,723,693
ONFI - ON Janus Henderson Forty Subaccount	0	(615,621)	(615,621)	4,095,300	5,007,023	5,680,367	10,687,390	14,167,069
ONFI - ON Janus Henderson Venture Subaccount	0	(850,108)	(850,108)	10,150,907	5,084,809	1,822,904	6,907,713	16,208,512
ONFI - ON Janus Henderson Enterprise Subaccount	0	(688,275)	(688,275)	2,624,644	6,070,961	7,632,270	13,703,231	15,639,600
ONFI - ON S&P 500® Index Subaccount	5,840,823	(5,734,738)	106,085	39,844,780	31,890,415	46,977,582	78,867,997	118,818,862
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	1,728,654	(727,038)	1,001,616	594,276	3,412,235	4,818,811	8,231,046	9,826,938
ONFI - ON Federated High Income Bond Subaccount	3,056,623	(920,900)	2,135,723	0	4,536,646	3,066,853	7,603,499	9,739,222
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	145,199	(559,284)	(414,085)	3,706,287	12,191,322	(8,536,394)	3,654,928	6,947,130
ONFI - ON Nasdaq-100® Index Subaccount	894,233	(2,233,848)	(1,339,615)	24,448,578	19,372,744	13,260,865	32,633,609	55,742,572
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	1,173,240	(1,388,976)	(215,736)	0	5,805,334	27,778,278	33,583,612	33,367,876
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	45,945	(567,879)	(521,934)	634,559	3,345,280	11,171,385	14,516,665	14,629,290
ONFI - ON ICON Balanced Subaccount (note 4)	5,167,547	(3,987,266)	1,180,281	0	56,573,818	(15,316,120)	41,257,698	42,437,979
ONFI - ON S&P MidCap 400® Index Subaccount	418,746	(617,413)	(198,667)	0	2,554,050	8,244,830	10,798,880	10,600,213
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	64,003	(188,287)	(124,284)	455,507	1,555,968	2,758,595	4,314,563	4,645,786
ONFI - ON Risk Managed Balanced Subaccount	4,031,105	(4,874,136)	(843,031)	28,095,731	14,778,493	35,122,267	49,900,760	77,153,460
ONFI - ON Conservative Model Subaccount	1,493,132	(969,304)	523,828	755,831	1,784,669	5,404,231	7,188,900	8,468,559
ONFI - ON Moderately Conservative Model Subaccount	3,948,574	(2,874,104)	1,074,470	3,524,313	5,111,206	22,780,339	27,891,545	32,490,328
ONFI - ON Balanced Model Subaccount	15,181,525	(14,129,268)	1,052,257	24,896,563	21,673,971	138,480,753	160,154,724	186,103,544
ONFI - ON Moderate Growth Model Subaccount	19,665,388	(24,922,874)	(5,257,486)	86,209,762	37,121,162	273,791,143	310,912,305	391,864,581
ONFI - ON Growth Model Subaccount	3,063,739	(5,330,329)	(2,266,590)	15,362,153	9,295,581	73,479,277	82,774,858	95,870,421
FIDI - VIP Growth Subaccount	2,768	(14,100)	(11,332)	67,769	59,625	184,938	244,563	301,000
FIDI - VIP Equity-Income Subaccount	13,533	(8,614)	4,919	46,402	(3,147)	108,864	105,717	157,038
FIDI - VIP High Income Subaccount	1,165	(294)	871	0	(2,338)	4,626	2,288	3,159
FIDS - VIP Government Money Market Subaccount	2,481,043	(1,659,224)	821,819	0	76,152	0	76,152	897,971
FID2 - VIP Mid Cap Subaccount	1,606,736	(3,157,706)	(1,550,970)	27,974,381	(2,344,643)	23,912,921	21,568,278	47,991,689
FID2 - VIP Contrafund® Subaccount	907,393	(5,431,926)	(4,524,533)	50,318,126	9,728,864	53,673,011	63,401,875	109,195,468
FID2 - VIP Growth Subaccount	56,988	(1,250,328)	(1,193,340)	6,490,222	3,113,686	19,355,466	22,469,152	27,766,034
FID2 - VIP Equity-Income Subaccount	2,674,941	(1,890,012)	784,929	10,046,829	257,795	22,742,633	23,000,428	33,832,186
FID2 - VIP Real Estate Subaccount	574,331	(484,008)	90,323	820,836	837,544	5,661,514	6,499,058	7,410,217
FID2 - VIP Target Volatility Subaccount	3,608,743	(3,664,171)	(55,428)	6,820,495	493,044	35,828,769	36,321,813	43,086,880

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2019

	Investment activity:				Realized and unrealized gain (loss) in investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners equity from operations
JASI - Janus Henderson Research Subaccount	$ 17,940	(49,883)	(31,943)	401,790	74,917	671,576	746,493	$1,116,340
JASI - Janus Henderson Overseas Subaccount	17,753	(11,898)	5,855	0	(8,928)	214,570	205,642	211,497
JASI - Janus Henderson Global Research Subaccount	15,993	(21,202)	(5,209)	95,845	116,462	202,440	318,902	409,538
JASI - Janus Henderson Balanced Subaccount	83,176	(75,796)	7,380	120,615	209,146	495,200	704,346	832,341
JASS - Janus Henderson Research Subaccount	74,938	(316,433)	(241,495)	2,593,974	1,224,351	3,525,838	4,750,189	7,102,668
JASS - Janus Henderson Global Research Subaccount	255,591	(390,686)	(135,095)	1,844,041	1,598,013	3,967,221	5,565,234	7,274,180
JASS - Janus Henderson Balanced Subaccount	5,551,241	(4,312,042)	1,239,199	8,608,163	8,021,722	44,623,729	52,645,451	62,492,813
JASS - Janus Henderson Overseas Subaccount	2,267,664	(1,631,083)	636,581	0	(6,814,838)	34,690,874	27,876,036	28,512,617
JASS - Janus Henderson U.S. Low Volatility Subaccount	16,640,791	(13,740,835)	2,899,956	40,132,146	43,602,221	151,420,055	195,022,276	238,054,378
JASS - Janus Henderson Flexible Bond Subaccount	949,576	(402,430)	547,146	0	(35,060)	1,987,278	1,952,218	2,499,364
LEGI - ClearBridge Variable Dividend Strategy Subaccount	724,759	(610,542)	114,217	3,742,250	1,848,930	6,801,595	8,650,525	12,506,992
LEGI - ClearBridge Variable Large Cap Value Subaccount	1,430,554	(1,034,298)	396,256	5,193,379	797,420	13,200,782	13,998,202	19,587,837
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	26,995,608	(16,317,153)	10,678,455	0	11,618,879	138,871,780	150,490,659	161,169,114
LEG2 - Western Asset Core Plus VIT Subaccount	1,791,417	(524,242)	1,267,175	0	(95,157)	2,894,634	2,799,477	4,066,652
WFVT - Opportunity Subaccount	10,234	(46,679)	(36,445)	407,765	34,233	503,708	537,941	909,261
WFVT - Discovery Subaccount	0	(44,919)	(44,919)	351,141	244,302	520,465	764,767	1,070,989
MSVI - VIF Core Plus Fixed Income Subaccount	19,048	(9,609)	9,439	0	6,503	22,383	28,886	38,325
MSVI - VIF U.S. Real Estate Subaccount	27,295	(18,203)	9,092	54,255	59,018	104,675	163,693	227,040
MSV2 - VIF Core Plus Fixed Income Subaccount	2,883,643	(951,999)	1,931,644	0	660,537	3,959,336	4,619,873	6,551,517
MSV2 - VIF U.S. Real Estate Subaccount	1,238,307	(979,239)	259,068	2,877,594	5,551,492	3,806,870	9,358,362	12,495,024
MSV2 - VIF Growth Subaccount	0	(1,214,028)	(1,214,028)	5,529,900	1,447,555	18,476,469	19,924,024	24,239,896
GSVI - Large Cap Value Subaccount	1,188,912	(1,071,078)	117,834	2,843,656	(2,420,588)	17,382,095	14,961,507	17,922,997
GSVI - U.S. Equity Insights Subaccount	313,712	(337,551)	(23,839)	903,789	581,085	4,056,162	4,637,247	5,517,197
GSVI - Strategic Growth Subaccount	28,047	(127,789)	(99,742)	1,016,029	(128,797)	1,939,023	1,810,226	2,726,513
GSVS - Large Cap Value Subaccount	500,448	(522,644)	(22,196)	1,447,804	(1,142,846)	8,614,938	7,472,092	8,897,700
GSVS - U.S. Equity Insights Subaccount	173,755	(236,392)	(62,637)	606,796	(706,724)	4,117,316	3,410,592	3,954,751
GSVS - Strategic Growth Subaccount	11,556	(312,478)	(300,922)	2,547,228	(1,173,259)	5,986,677	4,813,418	7,059,724
GSVS - Global Trends Allocation Subaccount	2,065,922	(1,926,725)	139,197	6,041,762	1,630,852	6,632,186	8,263,038	14,443,997
LAZS - Emerging Markets Equity Subaccount	1,455,778	(2,082,742)	(626,964)	0	129,845	26,710,608	26,840,453	26,213,489
LAZS - U.S. Small-Mid Cap Equity Subaccount	0	(447,421)	(447,421)	659,409	(720,426)	9,190,504	8,470,078	8,682,066
LAZS - U.S. Equity Select Subaccount (note 4)	666	(67,513)	(66,847)	23,347	1,084,452	392,731	1,477,183	1,433,683
LAZS - International Equity Subaccount	350,584	(1,291,982)	(941,398)	0	(4,559,152)	24,106,811	19,547,659	18,606,261
LAZS - Global Dynamic Multi-Asset Subaccount	165,319	(4,757,511)	(4,592,192)	479,043	1,851,680	55,269,629	57,121,309	53,008,160
PRS2 - Jennison 20/20 Focus Subaccount	0	(1,045,880)	(1,045,880)	0	11,121,064	9,444,243	20,565,307	19,519,427
PRS2 - Jennison Subaccount	0	(659,227)	(659,227)	0	4,190,043	10,502,846	14,692,889	14,033,662

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2019

	Investment activity:				Realized and unrealized gain (loss) in investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners equity from operations
JPMI - Small Cap Core Subaccount	$260,044	(832,669)	(572,625)	7,511,636	670,454	5,966,330	6,636,784	$13,575,795
JPMI - Mid Cap Value Subaccount	3,327,926	(2,650,654)	677,272	13,817,940	7,663,960	24,152,228	31,816,188	46,311,400
ABVB - VPS Growth & Income Subaccount	176,108	(202,475)	(26,367)	1,851,175	(256,585)	1,813,535	1,556,950	3,381,758
ABVB - VPS Small Cap Growth Subaccount	0	(315,562)	(315,562)	3,314,329	171,234	3,386,189	3,557,423	6,556,190
ABVB - VPS Dynamic Asset Allocation Subaccount	4,550,756	(3,348,329)	1,202,427	287,949	4,756,876	26,484,218	31,241,094	32,731,470
ABVB - VPS Global Risk Allocation-Moderate Subaccount	1,781,261	(1,226,034)	555,227	0	1,156,778	11,615,472	12,772,250	13,327,477
MFSI - New Discovery Subaccount	0	(295,520)	(295,520)	4,542,451	375,322	3,330,783	3,706,105	7,953,036
MFSI - Mid Cap Growth Subaccount	0	(668,306)	(668,306)	7,131,427	1,841,118	7,722,985	9,564,103	16,027,224
MFSI - Total Return Subaccount	3,137,658	(1,871,509)	1,266,149	4,011,595	677,308	18,663,985	19,341,293	24,619,037
MFS2 - Massachusetts Investors Growth Stock Subaccount	81,908	(303,288)	(221,380)	1,890,985	942,308	4,908,037	5,850,345	7,519,950
PVIA - Real Return Subaccount	2,908,232	(2,279,304)	628,928	0	(2,056,787)	13,522,685	11,465,898	12,094,826
PVIA - Total Return Subaccount	12,395,103	(5,337,812)	7,057,291	0	(1,605,416)	22,648,758	21,043,342	28,100,633
PVIA - Global Bond Opportunities Subaccount	1,553,629	(807,351)	746,278	0	(1,975,587)	4,169,846	2,194,259	2,940,537
PVIA - CommodityRealReturn® Strategy Subaccount	680,625	(196,263)	484,362	0	(2,600,129)	3,728,334	1,128,205	1,612,567
PVIA - Global Diversified Allocation Subaccount	20,184,315	(10,338,063)	9,846,252	0	6,383,858	124,259,808	130,643,666	140,489,918
PVIA - Short-Term Subaccount	1,723,902	(868,885)	855,017	0	(99,190)	330,129	230,939	1,085,956
PVIA - Low Duration Subaccount	855,517	(387,654)	467,863	0	(111,943)	481,565	369,622	837,485
CALI - VP S&P 500 Index Subaccount	2,790	(1,906)	884	10,195	5,054	26,088	31,142	42,221
BNYS - Appreciation Subaccount	204,188	(291,841)	(87,653)	2,527,662	(188,197)	4,276,081	4,087,884	6,527,893
ROYI - Small-Cap Subaccount	809,658	(1,586,486)	(776,828)	14,530,804	(3,457,809)	10,111,849	6,654,040	20,408,016
ROYI - Micro-Cap Subaccount	0	(675,452)	(675,452)	4,735,463	(886,605)	5,607,927	4,721,322	8,781,333
AIMI - Invesco V.I. Comstock Series I Subaccount	505	(227)	278	3,283	99	1,718	1,817	5,378
AIMI - Invesco V.I. International Growth Series II Subaccount	754,167	(755,994)	(1,827)	3,790,589	897,447	9,583,662	10,481,109	14,269,871
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	0	(5,760,776)	(5,760,776)	0	(9,077,913)	69,572,263	60,494,350	54,733,574
NBAS - AMT Mid Cap Intrinsic Value Subaccount	91,991	(535,779)	(443,788)	4,119,694	1,371,074	991,375	2,362,449	6,038,355
FRT2 - Franklin Income VIP Subaccount	4,332,083	(1,033,318)	3,298,765	1,309,316	420,874	5,945,694	6,366,568	10,974,649
FRT2 - Franklin Flex Cap Growth VIP Subaccount	0	(211,287)	(211,287)	796,614	(327,357)	3,794,472	3,467,115	4,052,442
FRT2 - Templeton Foreign VIP Subaccount	794,955	(595,942)	199,013	474,503	(466,374)	4,640,004	4,173,630	4,847,146
FRT5 - Franklin VolSmart Allocation VIP Subaccount	0	(2,409,075)	(2,409,075)	2,126,870	3,395,603	23,823,771	27,219,374	26,937,169
FRT4 - Franklin Income VIP Subaccount	4,780,716	(1,139,593)	3,641,123	1,471,897	866,185	7,008,935	7,875,120	12,988,140
FRT4 - Franklin Flex Cap Growth VIP Subaccount	0	(303,208)	(303,208)	1,260,540	(497,952)	5,911,739	5,413,787	6,371,119
FRT4 - Templeton Foreign VIP Subaccount	1,096,427	(942,712)	153,715	732,540	(949,364)	8,538,054	7,588,690	8,474,945
FRT4 - Franklin Allocation VIP Subaccount	1,086,359	(412,746)	673,613	2,089,957	(292,322)	3,086,590	2,794,268	5,557,838
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(886,557)	(886,557)	6,465,559	2,438,281	10,393,108	12,831,389	18,410,391
FEDS - Managed Volatility Fund II Primary Shares Subaccount	9,102,612	(5,628,931)	3,473,681	0	3,016,407	66,092,302	69,108,709	72,582,390

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2019

	Investment activity:				Realized and unrealized gain (loss) in investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners equity from operations
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	$ 811,745	(535,039)	276,706	0	(144,846)	6,558,163	6,413,317	$ 6,690,023
IVYV - VIP Asset Strategy Subaccount	2,902,670	(1,850,434)	1,052,236	5,543,937	(2,197,636)	22,433,613	20,235,977	26,832,150
IVYV - VIP Natural Resources Subaccount	290,117	(377,845)	(87,728)	0	(1,936,599)	4,593,392	2,656,793	2,569,065
IVYV - VIP Science and Technology Subaccount	0	(1,203,448)	(1,203,448)	8,805,096	3,587,988	25,301,549	28,889,537	36,491,185
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	7,981,080	(4,781,175)	3,199,905	10,284,323	1,887,316	30,166,076	32,053,392	45,537,620
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	12,790,539	(7,925,786)	4,864,753	25,082,746	4,978,719	48,624,139	53,602,858	83,550,357
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	10,000,749	(7,080,874)	2,919,875	33,782,855	5,481,514	34,488,681	39,970,195	76,672,925
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	1,131,473	(704,761)	426,712	1,514,237	(5,024)	4,525,266	4,520,242	6,461,191
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	1,999,569	(1,288,715)	710,854	4,083,447	211,244	8,004,468	8,215,712	13,010,013
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	981,609	(710,308)	271,301	3,506,139	(148,020)	4,026,946	3,878,926	7,656,366

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON Equity Subaccount (note 4)	ONFI - ON Equity Subaccount (note 4)	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$20,132	$(1,780,004)	$1,106,915	$(1,783,249)	$282,983	$(661,248)
Reinvested capital gains	14,859,169	0	0	0	20,597,954	0
Realized gain (loss)	17,954,161	6,761,997	4,489,664	4,230,860	3,467,989	2,688,655
Unrealized gain (loss)	(15,875,730)	(24,803,950)	9,626,650	(8,894,475)	23,429,950	(9,969,560)

Net increase (decrease) in contract owners’ equity from operations	16,957,732	(19,821,957)	15,223,229	(6,446,864)	47,778,876	(7,942,153)

Equity transactions:
Contract purchase payments (note 1)	265,666	889,418	256,192	3,381,939	552,889	1,281,612
Extra credit fund deposit (note 1)	1,373	2,437	938	11,340	382	1,665
Transfers (to) and from other subaccounts	(117,795,800)	(842,371)	4,708,001	(4,123,542)	441,923,460	3,460,425
Transfers (to) and from fixed dollar contract	(79,402)	(228,813)	(378,494)	(432,682)	(236,935)	(86,021)
Withdrawals and surrenders	(8,037,710)	(11,783,611)	(12,672,737)	(15,661,308)	(17,349,125)	(5,356,328)
Surrender charges (note 2)	(13,400)	(20,246)	(24,435)	(18,659)	(113,522)	(4,013)
Annual contract charges (note 2)	(750,421)	(1,220,014)	(1,324,185)	(1,522,903)	(2,623,686)	(433,279)
Annuity and death benefit payments	(3,732,189)	(4,930,064)	(5,059,785)	(4,840,609)	(5,944,265)	(1,635,295)

Net equity transactions	(130,141,883)	(18,133,264)	(14,494,505)	(23,206,424)	416,209,198	(2,771,234)

Net change in contract owners’ equity	(113,184,151)	(37,955,221)	728,724	(29,653,288)	463,988,074	(10,713,387)
Contract owners’ equity:
Beginning of period	113,184,151	151,139,372	122,037,204	151,690,492	39,695,937	50,409,324

End of period	$0	$113,184,151	$122,765,928	$122,037,204	$503,684,011	$39,695,937

Change in units:
Beginning units	7,956,835	9,054,104	6,730,595	7,943,054	2,299,690	2,447,963

Units purchased	69,735	426,896	750,779	1,070,183	22,909,257	438,132
Units redeemed	(8,026,570)	(1,524,165)	(1,502,102)	(2,282,642)	(1,880,668)	(586,405)

Ending units	0	7,956,835	5,979,272	6,730,595	23,328,279	2,299,690

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON International Equity Subaccount	ONFI - ON International Equity Subaccount	ONFI - ON Capital Appreciation Subaccount (note 4)	ONFI - ON Capital Appreciation Subaccount (note 4)	ONFI - ON Foreign Subaccount	ONFI - ON Foreign Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$442,311	$(1,673,779)	$(63,161)	$(1,131,344)	$90,522	$(762,899)
Reinvested capital gains	0	0	1,010,553	0	0	0
Realized gain (loss)	4,577,120	5,232,134	15,921,435	5,932,353	1,200,534	3,010,977
Unrealized gain (loss)	15,427,861	(22,727,454)	(11,544,848)	(16,512,995)	2,432,637	(11,859,725)

Net increase (decrease) in contract owners’ equity from operations	20,447,292	(19,169,099)	5,323,979	(11,711,986)	3,723,693	(9,611,647)

Equity transactions:
Contract purchase payments (note 1)	301,213	1,346,546	136,542	769,270	200,661	931,679
Extra credit fund deposit (note 1)	1,725	4,635	530	7,064	454	897
Transfers (to) and from other subaccounts	(102,898)	4,746,059	(68,976,151)	(1,457,529)	(1,584,727)	(5,069,588)
Transfers (to) and from fixed dollar contract	56,383	577,769	(8,942)	(148,249)	(31,318)	(41,053)
Withdrawals and surrenders	(8,909,175)	(9,051,134)	(4,862,750)	(9,105,107)	(4,445,397)	(5,282,837)
Surrender charges (note 2)	(5,768)	(8,143)	(2,381)	(9,216)	(3,058)	(3,854)
Annual contract charges (note 2)	(1,301,011)	(1,366,686)	(432,137)	(728,803)	(489,451)	(627,854)
Annuity and death benefit payments	(6,066,133)	(5,499,796)	(2,028,752)	(3,055,650)	(1,599,650)	(1,690,152)

Net equity transactions	(16,025,664)	(9,250,750)	(76,174,041)	(13,728,220)	(7,952,486)	(11,782,762)

Net change in contract owners’ equity	4,421,628	(28,419,849)	(70,850,062)	(25,440,206)	(4,228,793)	(21,394,409)
Contract owners’ equity:
Beginning of period	112,727,210	141,147,059	70,850,062	96,290,268	45,092,883	66,487,292

End of period	$117,148,838	$112,727,210	$0	$70,850,062	$40,864,090	$45,092,883

Change in units:
Beginning units	10,590,914	11,342,889	2,091,687	2,422,796	2,528,491	3,105,100

Units purchased	533,103	1,171,438	51,209	129,449	141,361	200,787
Units redeemed	(1,900,211)	(1,923,413)	(2,142,896)	(460,558)	(563,618)	(777,396)

Ending units	9,223,806	10,590,914	0	2,091,687	2,106,234	2,528,491

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(615,621)	$(640,608)	$(850,108)	$(1,073,443)	$(688,275)	$(753,120)
Reinvested capital gains	4,095,300	0	10,150,907	0	2,624,644	0
Realized gain (loss)	5,007,023	5,184,073	5,084,809	7,880,748	6,070,961	5,478,675
Unrealized gain (loss)	5,680,367	(2,810,619)	1,822,904	(11,380,446)	7,632,270	(6,697,845)

Net increase (decrease) in contract owners’ equity from operations	14,167,069	1,732,846	16,208,512	(4,573,141)	15,639,600	(1,972,290)

Equity transactions:
Contract purchase payments (note 1)	603,761	3,812,576	207,711	1,033,929	211,261	1,104,832
Extra credit fund deposit (note 1)	5,138	2,768	49	2,865	341	1,356
Transfers (to) and from other subaccounts	988,718	(750,763)	838,141	(1,889,898)	(844,807)	(1,248,834)
Transfers (to) and from fixed dollar contract	(1,450,473)	9,390	(450,218)	198,969	(199,749)	(108,214)
Withdrawals and surrenders	(4,351,674)	(4,746,044)	(7,208,474)	(11,085,195)	(6,542,626)	(5,016,936)
Surrender charges (note 2)	(18,158)	(2,632)	(4,982)	(12,813)	(7,419)	(5,490)
Annual contract charges (note 2)	(482,233)	(495,729)	(614,482)	(787,682)	(478,101)	(515,898)
Annuity and death benefit payments	(1,611,165)	(1,337,162)	(2,094,453)	(2,098,266)	(1,889,740)	(1,759,539)

Net equity transactions	(6,316,086)	(3,507,596)	(9,326,708)	(14,638,091)	(9,750,840)	(7,548,723)

Net change in contract owners’ equity	7,850,983	(1,774,750)	6,881,804	(19,211,232)	5,888,760	(9,521,013)
Contract owners’ equity:
Beginning of period	45,215,627	46,990,377	63,961,107	83,172,339	49,121,961	58,642,974

End of period	$53,066,610	$45,215,627	$70,842,911	$63,961,107	$55,010,721	$49,121,961

Change in units:
Beginning units	2,774,464	3,028,761	3,608,993	4,391,117	1,788,961	2,042,775

Units purchased	334,449	649,305	281,122	503,428	74,029	159,939
Units redeemed	(654,008)	(903,602)	(740,604)	(1,285,552)	(378,366)	(413,753)

Ending units	2,454,905	2,774,464	3,149,511	3,608,993	1,484,624	1,788,961

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$106,085	$(6,609,423)	$1,001,616	$(963,885)	$2,135,723	$(1,111,137)
Reinvested capital gains	39,844,780	0	594,276	0	0	0
Realized gain (loss)	31,890,415	33,030,502	3,412,235	6,470,026	4,536,646	4,992,535
Unrealized gain (loss)	46,977,582	(53,865,277)	4,818,811	(13,177,844)	3,066,853	(7,654,180)

Net increase (decrease) in contract owners’ equity from operations	118,818,862	(27,444,198)	9,826,938	(7,671,703)	9,739,222	(3,772,782)

Equity transactions:
Contract purchase payments (note 1)	1,761,365	22,289,927	272,984	1,158,142	300,237	1,077,488
Extra credit fund deposit (note 1)	3,203	7,501	98	497	4,910	7,894
Transfers (to) and from other subaccounts	(3,589,070)	(11,795,527)	(835,494)	(18,376,643)	2,413,224	(6,990,991)
Transfers (to) and from fixed dollar contract	(1,252,986)	1,646,668	(698,625)	29,443	71,337	(167,485)
Withdrawals and surrenders	(49,344,793)	(49,714,672)	(6,720,332)	(8,667,991)	(8,957,732)	(8,903,024)
Surrender charges (note 2)	(33,728)	(49,783)	(6,440)	(10,404)	(11,003)	(9,098)
Annual contract charges (note 2)	(3,698,278)	(4,462,562)	(619,085)	(826,962)	(679,640)	(822,735)
Annuity and death benefit payments	(12,393,175)	(13,959,289)	(2,172,464)	(2,300,215)	(3,113,918)	(3,073,336)

Net equity transactions	(68,547,462)	(56,037,737)	(10,779,358)	(28,994,133)	(9,972,585)	(18,881,287)

Net change in contract owners’ equity	50,271,400	(83,481,935)	(952,420)	(36,665,836)	(233,363)	(22,654,069)
Contract owners’ equity:
Beginning of period	443,301,480	526,783,415	60,714,299	97,380,135	74,679,415	97,333,484

End of period	$493,572,880	$443,301,480	$59,761,879	$60,714,299	$74,446,052	$74,679,415

Change in units:
Beginning units	18,221,038	20,407,923	3,315,187	4,837,144	3,180,958	3,961,396

Units purchased	1,521,967	2,410,126	261,430	361,811	400,062	350,123
Units redeemed	(4,084,732)	(4,597,011)	(806,752)	(1,883,768)	(796,123)	(1,130,561)

Ending units	15,658,273	18,221,038	2,769,865	3,315,187	2,784,897	3,180,958

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON ClearBridge Small Cap Subaccount (note 4)	ONFI - ON ClearBridge Small Cap Subaccount (note 4)	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(414,085)	$(1,049,605)	$(1,339,615)	$(2,550,234)	$(215,736)	$(707,894)
Reinvested capital gains	3,706,287	0	24,448,578	0	0	0
Realized gain (loss)	12,191,322	6,664,158	19,372,744	23,970,753	5,805,334	10,748,386
Unrealized gain (loss)	(8,536,394)	(12,418,067)	13,260,865	(23,265,858)	27,778,278	(19,202,113)

Net increase (decrease) in contract owners’ equity from operations	6,947,130	(6,803,514)	55,742,572	(1,845,339)	33,367,876	(9,161,621)

Equity transactions:
Contract purchase payments (note 1)	176,621	1,506,199	1,572,337	6,145,753	290,913	740,325
Extra credit fund deposit (note 1)	4,040	788	6,538	2,455	1,900	2,183
Transfers (to) and from other subaccounts	(63,105,236)	(9,514,357)	(10,583,780)	(488,108)	173,922,727	(5,410,659)
Transfers (to) and from fixed dollar contract	(35,821)	(820,513)	(209,821)	745,293	(226,377)	18,855
Withdrawals and surrenders	(4,804,550)	(8,969,453)	(17,590,774)	(18,096,063)	(8,475,087)	(6,062,130)
Surrender charges (note 2)	(5,083)	(8,490)	(28,643)	(53,362)	(7,297)	(6,579)
Annual contract charges (note 2)	(425,722)	(763,505)	(1,754,655)	(1,971,420)	(1,054,843)	(639,707)
Annuity and death benefit payments	(1,482,089)	(2,232,692)	(5,841,980)	(5,759,650)	(4,913,222)	(2,319,319)

Net equity transactions	(69,677,840)	(20,802,023)	(34,430,778)	(19,475,102)	159,538,714	(13,677,031)

Net change in contract owners’ equity	(62,730,710)	(27,605,537)	21,311,794	(21,320,441)	192,906,590	(22,838,652)
Contract owners’ equity:
Beginning of period	62,730,710	90,336,247	168,232,379	189,552,820	40,265,576	63,104,228

End of period	$0	$62,730,710	$189,544,173	$168,232,379	$233,172,166	$40,265,576

Change in units:
Beginning units	1,526,310	1,963,553	11,753,536	13,109,700	1,693,445	2,153,434

Units purchased	62,059	97,890	1,331,767	3,074,123	6,695,914	399,302
Units redeemed	(1,588,369)	(535,133)	(3,394,936)	(4,430,287)	(908,902)	(859,291)

Ending units	0	1,526,310	9,690,367	11,753,536	7,480,457	1,693,445

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON ICON Balanced Subaccount (note 4)	ONFI - ON ICON Balanced Subaccount (note 4)	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(521,934)	$(332,666)	$1,180,281	$(7,048,270)	$(198,667)	$(697,844)
Reinvested capital gains	634,559	0	0	0	0	0
Realized gain (loss)	3,345,280	4,077,094	56,573,818	14,629,070	2,554,050	2,700,519
Unrealized gain (loss)	11,171,385	(4,660,063)	(15,316,120)	(66,505,981)	8,244,830	(8,756,855)

Net increase (decrease) in contract owners’ equity from operations	14,629,290	(915,635)	42,437,979	(58,925,181)	10,600,213	(6,754,180)

Equity transactions:
Contract purchase payments (note 1)	73,030	284,636	533,532	11,540,885	80,953	3,082,952
Extra credit fund deposit (note 1)	396	2,453	1,681	4,370	138	259
Transfers (to) and from other subaccounts	56,804,322	(1,983,736)	(443,938,954)	(19,304,766)	3,768,989	2,046,064
Transfers (to) and from fixed dollar contract	(119,421)	(23,520)	(222,763)	1,769,472	(4,965)	457,431
Withdrawals and surrenders	(3,307,426)	(2,623,026)	(29,706,088)	(30,601,347)	(6,347,731)	(4,412,393)
Surrender charges (note 2)	(10,242)	(6,007)	(183,555)	(270,810)	(18,903)	(4,925)
Annual contract charges (note 2)	(483,574)	(304,958)	(3,555,264)	(6,166,671)	(615,551)	(671,692)
Annuity and death benefit payments	(1,864,064)	(1,094,863)	(7,263,382)	(11,250,783)	(2,392,530)	(2,068,801)

Net equity transactions	51,093,021	(5,749,021)	(484,334,793)	(54,279,650)	(5,529,600)	(1,571,105)

Net change in contract owners’ equity	65,722,311	(6,664,656)	(441,896,814)	(113,204,831)	5,070,613	(8,325,285)
Contract owners’ equity:
Beginning of period	21,388,893	28,053,549	441,896,814	555,101,645	46,538,949	54,864,234

End of period	$87,111,204	$21,388,893	$0	$441,896,814	$51,609,562	$46,538,949

Change in units:
Beginning units	1,112,891	1,367,721	26,655,662	29,490,153	3,116,309	3,235,640

Units purchased	2,871,914	170,459	699,410	2,269,543	393,073	573,056
Units redeemed	(575,706)	(425,289)	(27,355,072)	(5,104,034)	(733,384)	(692,387)

Ending units	3,409,099	1,112,891	0	26,655,662	2,775,998	3,116,309

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Conservative Model Subaccount	ONFI - ON Conservative Model Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(124,284)	$(239,546)	$(843,031)	$(4,608,218)	$523,828	$(1,147,594)
Reinvested capital gains	455,507	0	28,095,731	0	755,831	0
Realized gain (loss)	1,555,968	2,896,545	14,778,493	8,611,077	1,784,669	1,127,459
Unrealized gain (loss)	2,758,595	(5,487,578)	35,122,267	(11,720,189)	5,404,231	(3,824,826)

Net increase (decrease) in contract owners’ equity from operations	4,645,786	(2,830,579)	77,153,460	(7,717,330)	8,468,559	(3,844,961)

Equity transactions:
Contract purchase payments (note 1)	50,567	417,760	950,770	15,835,152	78,847	569,693
Extra credit fund deposit (note 1)	811	1,513	1,091	6,278	0	190
Transfers (to) and from other subaccounts	(1,023,861)	183,176	16,167,676	20,970,496	6,474,454	3,518,580
Transfers (to) and from fixed dollar contract	(18,644)	9,310	218,335	2,765,255	(67,996)	90,795
Withdrawals and surrenders	(1,458,220)	(2,213,458)	(27,963,910)	(18,554,691)	(13,880,366)	(12,565,838)
Surrender charges (note 2)	(977)	(7,615)	(313,126)	(210,069)	(2,617)	(14,842)
Annual contract charges (note 2)	(165,531)	(203,578)	(4,547,440)	(3,944,425)	(1,093,738)	(1,320,214)
Annuity and death benefit payments	(726,689)	(428,390)	(7,300,352)	(5,993,844)	(4,265,069)	(7,135,251)

Net equity transactions	(3,342,544)	(2,241,282)	(22,786,956)	10,874,152	(12,756,485)	(16,856,887)

Net change in contract owners’ equity	1,303,242	(5,071,861)	54,366,504	3,156,822	(4,287,926)	(20,701,848)
Contract owners’ equity:
Beginning of period	13,753,970	18,825,831	337,255,691	334,098,869	78,979,099	99,680,947

End of period	$15,057,212	$13,753,970	$391,622,195	$337,255,691	$74,691,173	$78,979,099

Change in units:
Beginning units	752,037	865,290	27,722,497	26,903,101	7,912,911	9,560,415

Units purchased	85,429	275,463	3,183,448	4,902,820	1,107,008	1,570,563
Units redeemed	(236,436)	(388,716)	(4,861,968)	(4,083,424)	(2,324,376)	(3,218,067)

Ending units	601,030	752,037	26,043,977	27,722,497	6,695,543	7,912,911

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Moderate Growth Model Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,074,470	$(3,616,735)	$1,052,257	$(17,602,260)	$(5,257,486)	$(30,773,469)
Reinvested capital gains	3,524,313	0	24,896,563	0	86,209,762	0
Realized gain (loss)	5,111,206	4,270,207	21,673,971	22,595,234	37,121,162	39,969,873
Unrealized gain (loss)	22,780,339	(19,552,164)	138,480,753	(124,082,340)	273,791,143	(267,694,094)

Net increase (decrease) in contract owners’ equity from operations	32,490,328	(18,898,692)	186,103,544	(119,089,366)	391,864,581	(258,497,690)

Equity transactions:
Contract purchase payments (note 1)	377,967	786,152	1,742,974	11,191,632	4,986,295	16,345,448
Extra credit fund deposit (note 1)	850	5,664	4,234	36,313	2,483	16,229
Transfers (to) and from other subaccounts	3,994,952	(6,642,787)	(7,132,519)	(36,749,842)	(36,706,063)	(63,410,543)
Transfers (to) and from fixed dollar contract	407,460	(1,234,294)	(2,589,517)	(6,730,143)	(8,031,202)	(4,314,492)
Withdrawals and surrenders	(36,027,214)	(44,689,124)	(148,604,678)	(186,118,689)	(234,488,413)	(289,353,256)
Surrender charges (note 2)	(18,280)	(7,070)	(115,425)	(95,146)	(87,647)	(183,207)
Annual contract charges (note 2)	(3,257,005)	(3,840,155)	(15,903,049)	(18,854,539)	(28,171,462)	(33,197,606)
Annuity and death benefit payments	(12,001,317)	(14,446,841)	(50,610,004)	(58,566,960)	(74,612,663)	(68,428,355)

Net equity transactions	(46,522,587)	(70,068,455)	(223,207,984)	(295,887,374)	(377,108,672)	(442,525,782)

Net change in contract owners’ equity	(14,032,259)	(88,967,147)	(37,104,440)	(414,976,740)	14,755,909	(701,023,472)
Contract owners’ equity:
Beginning of period	237,102,108	326,069,255	1,145,487,121	1,560,463,861	1,944,143,721	2,645,167,193

End of period	$223,069,849	$237,102,108	$1,108,382,681	$1,145,487,121	$1,958,899,630	$1,944,143,721

Change in units:
Beginning units	24,046,874	30,821,390	117,600,491	145,873,775	200,461,126	241,934,489

Units purchased	1,399,400	1,503,254	1,675,815	2,443,598	1,568,988	5,374,594
Units redeemed	(5,802,890)	(8,277,770)	(22,821,981)	(30,716,882)	(36,801,489)	(46,847,957)

Ending units	19,643,384	24,046,874	96,454,325	117,600,491	165,228,625	200,461,126

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ONFI - ON Growth Model Subaccount	ONFI - ON Growth Model Subaccount	FIDI - VIP Growth Subaccount	FIDI - VIP Growth Subaccount	FIDI - VIP Equity- Income Subaccount	FIDI - VIP Equity- Income Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,266,590)	$(6,418,931)	$(11,332)	$(11,655)	$4,919	$5,943
Reinvested capital gains	15,362,153	0	67,769	150,304	46,402	40,140
Realized gain (loss)	9,295,581	8,375,973	59,625	29,294	(3,147)	5,257
Unrealized gain (loss)	73,479,277	(65,536,107)	184,938	(175,966)	108,864	(120,965)

Net increase (decrease) in contract owners’ equity from operations	95,870,421	(63,579,065)	301,000	(8,023)	157,038	(69,625)

Equity transactions:
Contract purchase payments (note 1)	1,902,422	16,106,966	1,378	1,370	2,316	3,188
Extra credit fund deposit (note 1)	5,264	5,836	0	0	0	0
Transfers (to) and from other subaccounts	(7,466,527)	(8,161,079)	(142)	(221)	0	5,417
Transfers (to) and from fixed dollar contract	(2,537,065)	(2,131,594)	0	0	0	(121,856)
Withdrawals and surrenders	(55,152,533)	(41,454,182)	(133,042)	(53,120)	(107,428)	(48,858)
Surrender charges (note 2)	(14,578)	(27,894)	(102)	(138)	(36)	(156)
Annual contract charges (note 2)	(5,599,043)	(6,397,413)	(607)	(717)	(269)	(386)
Annuity and death benefit payments	(17,268,065)	(14,379,342)	(21,754)	(13,803)	(3,950)	(4,707)

Net equity transactions	(86,130,125)	(56,438,702)	(154,269)	(66,629)	(109,367)	(167,358)

Net change in contract owners’ equity	9,740,296	(120,017,767)	146,731	(74,652)	47,671	(236,983)
Contract owners’ equity:
Beginning of period	423,715,805	543,733,572	968,701	1,043,353	657,806	894,789

End of period	$433,456,101	$423,715,805	$1,115,432	$968,701	$705,477	$657,806

Change in units:
Beginning units	43,969,073	49,272,055	24,578	26,086	21,729	26,757

Units purchased	735,407	3,394,033	29	32	67	254
Units redeemed	(8,698,409)	(8,697,015)	(3,263)	(1,540)	(3,273)	(5,282)

Ending units	36,006,071	43,969,073	21,344	24,578	18,523	21,729

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FIDI - VIP High Income Subaccount	FIDI - VIP High Income Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$871	$1,266	$821,819	$348,045	$(1,550,970)	$(2,853,316)
Reinvested capital gains	0	0	0	0	27,974,381	28,025,266
Realized gain (loss)	(2,338)	(4,375)	76,152	166,503	(2,344,643)	7,053,426
Unrealized gain (loss)	4,626	1,716	0	0	23,912,921	(77,547,542)

Net increase (decrease) in contract owners’ equity from operations	3,159	(1,393)	897,971	514,548	47,991,689	(45,322,166)

Equity transactions:
Contract purchase payments (note 1)	0	0	12,385,423	16,757,953	511,344	4,962,678
Extra credit fund deposit (note 1)	0	0	4,610	42,071	2,682	5,985
Transfers (to) and from other subaccounts	0	0	86,325,088	87,934,380	(4,727,466)	(7,018,154)
Transfers (to) and from fixed dollar contract	0	0	1,769,203	(699,415)	(983,730)	(797,814)
Withdrawals and surrenders	(7,601)	(9,877)	(92,735,562)	(91,649,523)	(27,970,083)	(34,246,589)
Surrender charges (note 2)	(11)	(37)	(106,390)	(79,301)	(16,975)	(26,110)
Annual contract charges (note 2)	(25)	(65)	(1,610,177)	(1,601,361)	(2,487,518)	(3,053,746)
Annuity and death benefit payments	(983)	(7,307)	(12,578,837)	(6,945,106)	(8,820,009)	(9,032,522)

Net equity transactions	(8,620)	(17,286)	(6,546,642)	3,759,698	(44,491,755)	(49,206,272)

Net change in contract owners’ equity	(5,461)	(18,679)	(5,648,671)	4,274,246	3,499,934	(94,528,438)
Contract owners’ equity:
Beginning of period	27,450	46,129	138,354,096	134,079,850	238,829,702	333,358,140

End of period	$21,989	$27,450	$132,705,425	$138,354,096	$242,329,636	$238,829,702

Change in units:
Beginning units	1,435	2,303	12,513,322	12,139,555	6,871,779	8,037,236

Units purchased	0	0	14,513,748	16,656,836	324,970	531,932
Units redeemed	(423)	(868)	(15,161,810)	(16,283,069)	(1,433,650)	(1,697,389)

Ending units	1,012	1,435	11,865,260	12,513,322	5,763,099	6,871,779

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Equity- Income Subaccount	FID2 - VIP Equity- Income Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,524,533)	$(4,129,644)	$(1,193,340)	$(1,376,688)	$784,929	$1,145,640
Reinvested capital gains	50,318,126	43,390,709	6,490,222	15,315,500	10,046,829	8,289,143
Realized gain (loss)	9,728,864	20,716,556	3,113,686	5,133,648	257,795	2,679,905
Unrealized gain (loss)	53,673,011	(92,255,558)	19,355,466	(20,528,343)	22,742,633	(27,477,421)

Net increase (decrease) in contract owners’ equity from operations	109,195,468	(32,277,937)	27,766,034	(1,455,883)	33,832,186	(15,362,733)

Equity transactions:
Contract purchase payments (note 1)	1,033,807	9,811,077	296,514	4,910,929	164,866	3,860,919
Extra credit fund deposit (note 1)	8,136	9,042	3,406	6,123	267	3,278
Transfers (to) and from other subaccounts	(6,357,008)	(15,898,522)	(3,275,627)	4,343,601	(1,132,173)	(11,101,186)
Transfers (to) and from fixed dollar contract	(335,440)	(118,531)	63,722	932,154	(38,611)	(426,098)
Withdrawals and surrenders	(45,179,942)	(50,626,996)	(11,255,457)	(14,687,779)	(13,363,965)	(15,197,367)
Surrender charges (note 2)	(34,155)	(28,635)	(40,861)	(103,622)	(10,747)	(14,781)
Annual contract charges (note 2)	(4,449,664)	(4,838,098)	(937,742)	(1,069,830)	(1,771,789)	(1,955,189)
Annuity and death benefit payments	(15,159,947)	(15,524,588)	(3,583,163)	(3,079,054)	(6,649,605)	(6,577,232)

Net equity transactions	(70,474,213)	(77,215,251)	(18,729,208)	(8,747,478)	(22,801,757)	(31,407,656)

Net change in contract owners’ equity	38,721,255	(109,493,188)	9,036,826	(10,203,361)	11,030,429	(46,770,389)
Contract owners’ equity:
Beginning of period	398,358,068	507,851,256	95,174,003	105,377,364	142,800,058	189,570,447

End of period	$437,079,323	$398,358,068	$104,210,829	$95,174,003	$153,830,487	$142,800,058

Change in units:
Beginning units	16,721,749	19,643,273	5,829,959	6,396,124	6,982,348	8,379,648

Units purchased	721,507	1,309,612	597,798	1,781,762	296,933	658,315
Units redeemed	(3,288,730)	(4,231,136)	(1,632,884)	(2,347,927)	(1,285,286)	(2,055,615)

Ending units	14,154,526	16,721,749	4,794,873	5,829,959	5,993,995	6,982,348

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Research Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$90,323	$498,160	$(55,428)	$538,207	$(31,943)	$(33,312)
Reinvested capital gains	820,836	2,559,931	6,820,495	8,623,096	401,790	180,826
Realized gain (loss)	837,544	173,693	493,044	1,837,191	74,917	68,172
Unrealized gain (loss)	5,661,514	(6,408,504)	35,828,769	(32,220,646)	671,576	(345,908)

Net increase (decrease) in contract owners’ equity from operations	7,410,217	(3,176,720)	43,086,880	(21,222,152)	1,116,340	(130,222)

Equity transactions:
Contract purchase payments (note 1)	75,075	512,898	897,679	19,748,218	37,202	18,691
Extra credit fund deposit (note 1)	703	313	647	11,670	3	7
Transfers (to) and from other subaccounts	1,817,672	(4,449,446)	(3,369,995)	2,181,290	(7,984)	(7,547)
Transfers (to) and from fixed dollar contract	(36,268)	285,077	621,004	3,378,204	(3,097)	(7,109)
Withdrawals and surrenders	(5,251,716)	(4,772,686)	(19,076,855)	(12,623,174)	(191,206)	(138,795)
Surrender charges (note 2)	(12,161)	(5,739)	(144,549)	(185,222)	(185)	(76)
Annual contract charges (note 2)	(403,343)	(458,423)	(3,414,307)	(3,265,292)	(5,833)	(7,138)
Annuity and death benefit payments	(1,205,987)	(1,497,521)	(6,703,285)	(4,924,108)	(66,563)	(93,477)

Net equity transactions	(5,016,025)	(10,385,527)	(31,189,661)	4,321,586	(237,663)	(235,444)

Net change in contract owners’ equity	2,394,192	(13,562,247)	11,897,219	(16,900,566)	878,677	(365,666)
Contract owners’ equity:
Beginning of period	36,217,930	49,780,177	265,419,013	282,319,579	3,393,301	3,758,967

End of period	$38,612,122	$36,217,930	$277,316,232	$265,419,013	$4,271,978	$3,393,301

Change in units:
Beginning units	2,385,981	3,043,517	20,879,226	20,602,895	155,083	165,632

Units purchased	309,908	301,459	885,382	3,594,725	2,250	677
Units redeemed	(601,354)	(958,995)	(3,140,993)	(3,318,394)	(11,476)	(11,226)

Ending units	2,094,535	2,385,981	18,623,615	20,879,226	145,857	155,083

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	JASI - Janus Henderson Overseas Subaccount	JASI - Janus Henderson Overseas Subaccount	JASI - Janus Henderson Global Research Subaccount	JASI - Janus Henderson Global Research Subaccount	JASI - Janus Henderson Balanced Subaccount	JASI - Janus Henderson Balanced Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,855	$(73)	$(5,209)	$(6,034)	$7,380	$31,289
Reinvested capital gains	0	0	95,845	0	120,615	127,250
Realized gain (loss)	(8,928)	(25,164)	116,462	72,864	209,146	189,661
Unrealized gain (loss)	214,570	(134,854)	202,440	(208,878)	495,200	(373,230)

Net increase (decrease) in contract owners’ equity from operations	211,497	(160,091)	409,538	(142,048)	832,341	(25,030)

Equity transactions:
Contract purchase payments (note 1)	0	86	4,577	4,884	57,734	94,424
Extra credit fund deposit (note 1)	0	3	0	0	8	0
Transfers (to) and from other subaccounts	(27,627)	17,927	(125,636)	7,359	(65,427)	127,379
Transfers (to) and from fixed dollar contract	12,861	25,722	(4,459)	(11,524)	(68,421)	(57,485)
Withdrawals and surrenders	(5,818)	(181,868)	(109,068)	(98,832)	(324,291)	(457,951)
Surrender charges (note 2)	(15)	(38)	(228)	(79)	(1,005)	(325)
Annual contract charges (note 2)	(4,752)	(4,158)	(2,657)	(2,742)	(5,701)	(6,403)
Annuity and death benefit payments	(11,414)	(38,802)	(67,041)	(39,624)	(242,675)	(215,784)

Net equity transactions	(36,765)	(181,128)	(304,512)	(140,558)	(649,778)	(516,145)

Net change in contract owners’ equity	174,732	(341,219)	105,026	(282,606)	182,563	(541,175)
Contract owners’ equity:
Beginning of period	836,903	1,178,122	1,617,108	1,899,714	4,313,654	4,854,829

End of period	$1,011,635	$836,903	$1,722,134	$1,617,108	$4,496,217	$4,313,654

Change in units:
Beginning units	39,207	45,989	102,227	110,055	131,428	148,108

Units purchased	1,201	2,316	342	783	2,146	6,195
Units redeemed	(2,669)	(9,098)	(17,823)	(8,611)	(22,331)	(22,875)

Ending units	37,739	39,207	84,746	102,227	111,243	131,428

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(241,495)	$(249,860)	$(135,095)	$(116,409)	$1,239,199	$1,411,136
Reinvested capital gains	2,593,974	1,298,841	1,844,041	0	8,608,163	6,824,376
Realized gain (loss)	1,224,351	1,250,333	1,598,013	2,166,350	8,021,722	6,403,069
Unrealized gain (loss)	3,525,838	(3,129,497)	3,967,221	(4,854,507)	44,623,729	(19,724,154)

Net increase (decrease) in contract owners’ equity from operations	7,102,668	(830,183)	7,274,180	(2,804,566)	62,492,813	(5,085,573)

Equity transactions:
Contract purchase payments (note 1)	32,934	121,537	63,840	1,103,242	1,021,858	32,896,624
Extra credit fund deposit (note 1)	157	897	0	2,639	3,151	9,973
Transfers (to) and from other subaccounts	(198,928)	546,328	(1,367,154)	2,588,395	44,972,559	70,760,202
Transfers (to) and from fixed dollar contract	(108,936)	14,419	60,224	306,323	1,268,846	3,982,882
Withdrawals and surrenders	(2,397,578)	(2,682,169)	(3,483,246)	(4,836,706)	(35,023,338)	(22,974,322)
Surrender charges (note 2)	(2,677)	(1,790)	(2,609)	(8,327)	(229,225)	(52,445)
Annual contract charges (note 2)	(254,865)	(273,865)	(304,540)	(355,050)	(3,700,819)	(2,684,070)
Annuity and death benefit payments	(995,929)	(856,993)	(913,033)	(969,433)	(9,659,141)	(7,126,116)

Net equity transactions	(3,925,822)	(3,131,636)	(5,946,518)	(2,168,917)	(1,346,109)	74,812,728

Net change in contract owners’ equity	3,176,846	(3,961,819)	1,327,662	(4,973,483)	61,146,704	69,727,155
Contract owners’ equity:
Beginning of period	23,010,149	26,971,968	29,881,507	34,854,990	304,678,394	234,951,239

End of period	$26,186,995	$23,010,149	$31,209,169	$29,881,507	$365,825,098	$304,678,394

Change in units:
Beginning units	1,758,699	1,966,160	3,003,268	3,258,742	13,684,140	10,334,850

Units purchased	88,002	158,122	130,875	593,580	2,654,851	5,580,376
Units redeemed	(349,751)	(365,583)	(674,379)	(849,054)	(2,744,593)	(2,231,086)

Ending units	1,496,950	1,758,699	2,459,764	3,003,268	13,594,398	13,684,140

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$636,581	$528,921	$2,899,956	$3,677,885	$547,146	$473,430
Reinvested capital gains	0	0	40,132,146	18,935,526	0	0
Realized gain (loss)	(6,814,838)	(5,188,507)	43,602,221	32,862,430	(35,060)	(323,474)
Unrealized gain (loss)	34,690,874	(20,153,851)	151,420,055	(115,098,779)	1,987,278	(973,361)

Net increase (decrease) in contract owners’ equity from operations	28,512,617	(24,813,437)	238,054,378	(59,622,938)	2,499,364	(823,405)

Equity transactions:
Contract purchase payments (note 1)	202,603	2,091,807	2,244,322	38,858,092	95,450	2,818,013
Extra credit fund deposit (note 1)	2,085	5,764	3,547	12,747	2	2,472
Transfers (to) and from other subaccounts	(5,211,052)	7,822,396	(41,019,454)	(40,553,292)	3,878,856	2,220,975
Transfers (to) and from fixed dollar contract	(282,746)	(332,720)	(537,335)	7,629,616	49,934	(575,609)
Withdrawals and surrenders	(13,528,741)	(13,851,900)	(93,915,605)	(57,921,931)	(2,750,690)	(2,330,564)
Surrender charges (note 2)	(9,367)	(11,661)	(619,352)	(493,253)	(3,076)	(3,808)
Annual contract charges (note 2)	(1,705,964)	(1,913,501)	(12,879,550)	(12,413,483)	(317,915)	(336,055)
Annuity and death benefit payments	(6,009,091)	(6,067,000)	(22,123,718)	(18,209,140)	(774,236)	(955,634)

Net equity transactions	(26,542,273)	(12,256,815)	(168,847,145)	(83,090,644)	178,325	839,790

Net change in contract owners’ equity	1,970,344	(37,070,252)	69,207,233	(142,713,582)	2,677,689	16,385
Contract owners’ equity:
Beginning of period	126,093,802	163,164,054	962,024,970	1,104,738,552	32,031,223	32,014,838

End of period	$128,064,146	$126,093,802	$1,031,232,203	$962,024,970	$34,708,912	$32,031,223

Change in units:
Beginning units	11,675,138	12,619,462	57,058,389	61,694,945	3,254,479	3,171,436

Units purchased	839,815	1,763,586	2,753,051	6,687,235	574,483	1,003,646
Units redeemed	(3,012,920)	(2,707,910)	(11,441,015)	(11,323,791)	(562,192)	(920,603)

Ending units	9,502,033	11,675,138	48,370,425	57,058,389	3,266,770	3,254,479

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$114,217	$111,178	$396,256	$190,414	$10,678,455	$5,032,999
Reinvested capital gains	3,742,250	2,953,276	5,193,379	5,474,483	0	0
Realized gain (loss)	1,848,930	2,694,169	797,420	1,984,797	11,618,879	12,109,703
Unrealized gain (loss)	6,801,595	(8,622,568)	13,200,782	(16,230,635)	138,871,780	(126,625,934)

Net increase (decrease) in contract owners’ equity from operations	12,506,992	(2,863,945)	19,587,837	(8,580,941)	161,169,114	(109,483,232)

Equity transactions:
Contract purchase payments (note 1)	158,320	2,491,742	248,943	2,097,505	1,876,854	18,367,249
Extra credit fund deposit (note 1)	3,631	3,010	36	8,285	3,570	12,792
Transfers (to) and from other subaccounts	1,859,718	(3,253,767)	1,520,344	(586,495)	1,683,168	(31,701,174)
Transfers (to) and from fixed dollar contract	(134,143)	334,307	56,820	(143,438)	(866,008)	3,795,427
Withdrawals and surrenders	(4,121,988)	(3,924,548)	(5,965,931)	(7,062,674)	(103,545,979)	(67,009,735)
Surrender charges (note 2)	(7,436)	(11,806)	(5,700)	(7,577)	(651,680)	(671,044)
Annual contract charges (note 2)	(473,552)	(497,595)	(814,737)	(826,311)	(16,055,504)	(16,664,987)
Annuity and death benefit payments	(1,780,330)	(1,836,417)	(2,508,546)	(3,120,232)	(28,802,806)	(24,318,419)

Net equity transactions	(4,495,780)	(6,695,074)	(7,468,771)	(9,640,937)	(146,358,385)	(118,189,891)

Net change in contract owners’ equity	8,011,212	(9,559,019)	12,119,066	(18,221,878)	14,810,729	(227,673,123)
Contract owners’ equity:
Beginning of period	44,060,562	53,619,581	75,057,202	93,279,080	1,185,127,338	1,412,800,461

End of period	$52,071,774	$44,060,562	$87,176,268	$75,057,202	$1,199,938,067	$1,185,127,338

Change in units:
Beginning units	1,875,836	2,142,965	2,976,367	3,317,679	94,229,918	103,035,429

Units purchased	204,429	275,680	291,029	512,240	3,623,397	4,382,741
Units redeemed	(381,680)	(542,809)	(556,435)	(853,552)	(14,422,497)	(13,188,252)

Ending units	1,698,585	1,875,836	2,710,961	2,976,367	83,430,818	94,229,918

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	LEG2 - Western Asset Core Plus VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	WFVT - Opportunity Subaccount	WFVT - Opportunity Subaccount	WFVT - Discovery Subaccount	WFVT - Discovery Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,267,175	$909,471	$(36,445)	$(39,971)	$(44,919)	$(47,787)
Reinvested capital gains	0	0	407,765	334,585	351,141	429,578
Realized gain (loss)	(95,157)	(629,593)	34,233	51,829	244,302	153,786
Unrealized gain (loss)	2,894,634	(2,118,769)	503,708	(630,312)	520,465	(800,158)

Net increase (decrease) in contract owners’ equity from operations	4,066,652	(1,838,891)	909,261	(283,869)	1,070,989	(264,581)

Equity transactions:
Contract purchase payments (note 1)	78,635	2,526,376	0	0	0	0
Extra credit fund deposit (note 1)	88	225	0	0	0	0
Transfers (to) and from other subaccounts	3,256,666	1,563,362	(40,170)	(65,854)	(11,444)	0
Transfers (to) and from fixed dollar contract	66,760	(29,934)	(67,027)	0	(39,215)	(8,594)
Withdrawals and surrenders	(3,883,347)	(4,743,552)	(84,048)	(127,506)	(311,326)	(193,677)
Surrender charges (note 2)	(4,891)	(7,368)	(17)	(82)	(55)	(117)
Annual contract charges (note 2)	(447,585)	(481,457)	(3,903)	(3,986)	(4,721)	(5,012)
Annuity and death benefit payments	(1,124,780)	(1,185,267)	(23,147)	(28,997)	(269,052)	(81,940)

Net equity transactions	(2,058,454)	(2,357,615)	(218,312)	(226,425)	(635,813)	(289,340)

Net change in contract owners’ equity	2,008,198	(4,196,506)	690,949	(510,294)	435,176	(553,921)
Contract owners’ equity:
Beginning of period	41,295,176	45,491,682	3,125,086	3,635,380	3,040,028	3,593,949

End of period	$43,303,374	$41,295,176	$3,816,035	$3,125,086	$3,475,204	$3,040,028

Change in units:
Beginning units	4,111,104	4,353,948	96,396	102,847	88,994	96,398

Units purchased	731,939	1,230,317	0	0	0	0
Units redeemed	(937,659)	(1,473,161)	(5,546)	(6,451)	(14,672)	(7,404)

Ending units	3,905,384	4,111,104	90,850	96,396	74,322	88,994

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	MSVI - VIF Core Plus Fixed Income Subaccount	MSVI - VIF Core Plus Fixed Income Subaccount	MSVI - VIF U.S. Real Estate Subaccount	MSVI - VIF U.S. Real Estate Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,439	$1,488	$9,092	$23,713	$1,931,644	$863,990
Reinvested capital gains	0	0	54,255	0	0	0
Realized gain (loss)	6,503	6,089	59,018	121,974	660,537	160,794
Unrealized gain (loss)	22,383	(24,899)	104,675	(295,850)	3,959,336	(3,090,598)

Net increase (decrease) in contract owners’ equity from operations	38,325	(17,322)	227,040	(150,163)	6,551,517	(2,065,814)

Equity transactions:
Contract purchase payments (note 1)	38,416	100,917	10,922	3,179	85,207	1,161,377
Extra credit fund deposit (note 1)	0	1,550	0	0	391	2,167
Transfers (to) and from other subaccounts	33,890	(117,545)	(36,638)	(157,718)	8,151,130	(3,179,407)
Transfers (to) and from fixed dollar contract	(14,340)	(9,188)	(2,704)	(39,445)	(156,765)	(24,574)
Withdrawals and surrenders	(90,268)	(127,421)	(114,098)	(206,854)	(9,190,081)	(10,398,842)
Surrender charges (note 2)	(10)	(4)	(87)	(388)	(9,788)	(10,574)
Annual contract charges (note 2)	(457)	(867)	(3,810)	(4,510)	(962,118)	(1,133,865)
Annuity and death benefit payments	(14,842)	(14,930)	(29,702)	(54,438)	(2,133,408)	(2,495,773)

Net equity transactions	(47,611)	(167,488)	(176,117)	(460,174)	(4,215,432)	(16,079,491)

Net change in contract owners’ equity	(9,286)	(184,810)	50,923	(610,337)	2,336,085	(18,145,305)
Contract owners’ equity:
Beginning of period	464,983	649,793	1,340,316	1,950,653	73,601,443	91,746,748

End of period	$455,697	$464,983	$1,391,239	$1,340,316	$75,937,528	$73,601,443

Change in units:
Beginning units	21,169	33,088	30,020	39,825	4,783,145	5,818,659

Units purchased	2,205	2,640	898	1,302	860,989	996,764
Units redeemed	(6,149)	(14,559)	(4,428)	(11,107)	(1,116,828)	(2,032,278)

Ending units	17,225	21,169	26,490	30,020	4,527,306	4,783,145

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$259,068	$1,058,631	$(1,214,028)	$(1,219,918)	$117,834	$(75,034)
Reinvested capital gains	2,877,594	0	5,529,900	18,518,500	2,843,656	4,864,345
Realized gain (loss)	5,551,492	5,043,201	1,447,555	3,043,804	(2,420,588)	(2,629,001)
Unrealized gain (loss)	3,806,870	(14,360,007)	18,476,469	(17,661,667)	17,382,095	(10,449,077)

Net increase (decrease) in contract owners’ equity from operations	12,495,024	(8,258,175)	24,239,896	2,680,719	17,922,997	(8,288,767)

Equity transactions:
Contract purchase payments (note 1)	218,277	1,161,462	454,890	4,142,359	133,740	277,797
Extra credit fund deposit (note 1)	2,725	2,494	8,023	6,631	291	2,486
Transfers (to) and from other subaccounts	(2,899,319)	(5,631,207)	(533,330)	25,305,635	(2,716,969)	(904,901)
Transfers (to) and from fixed dollar contract	(26,105)	(67,460)	(42,407)	(1,246,906)	(241,915)	(133,991)
Withdrawals and surrenders	(13,494,780)	(6,397,583)	(10,451,055)	(12,975,550)	(5,115,465)	(5,400,574)
Surrender charges (note 2)	(5,619)	(4,033)	(58,805)	(92,937)	(5,568)	(5,833)
Annual contract charges (note 2)	(779,050)	(883,661)	(1,049,798)	(977,134)	(1,135,526)	(1,192,840)
Annuity and death benefit payments	(3,172,589)	(3,149,439)	(3,244,985)	(2,926,494)	(4,758,420)	(4,955,136)

Net equity transactions	(20,156,460)	(14,969,427)	(14,917,467)	11,235,604	(13,839,832)	(12,312,992)

Net change in contract owners’ equity	(7,661,436)	(23,227,602)	9,322,429	13,916,323	4,083,165	(20,601,759)
Contract owners’ equity:
Beginning of period	78,033,636	101,261,238	87,313,101	73,396,778	78,947,053	99,548,812

End of period	$70,372,200	$78,033,636	$96,635,530	$87,313,101	$83,030,218	$78,947,053

Change in units:
Beginning units	2,505,402	2,945,396	2,725,690	2,427,259	4,868,569	5,550,062

Units purchased	122,149	235,008	478,176	1,591,644	63,536	285,687
Units redeemed	(690,045)	(675,002)	(882,314)	(1,293,213)	(817,808)	(967,180)

Ending units	1,937,506	2,505,402	2,321,552	2,725,690	4,114,297	4,868,569

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,839)	$(35,394)	$(99,742)	$(86,106)	$(22,196)	$(133,917)
Reinvested capital gains	903,789	4,026,227	1,016,029	4,097,555	1,447,804	2,497,118
Realized gain (loss)	581,085	1,686,347	(128,797)	916,789	(1,142,846)	(1,506,311)
Unrealized gain (loss)	4,056,162	(7,496,944)	1,939,023	(5,011,722)	8,614,938	(5,327,895)

Net increase (decrease) in contract owners’ equity from operations	5,517,197	(1,819,764)	2,726,513	(83,484)	8,897,700	(4,471,005)

Equity transactions:
Contract purchase payments (note 1)	17,496	96,215	30,214	65,072	178,515	1,057,242
Extra credit fund deposit (note 1)	91	212	15	2,039	162	243
Transfers (to) and from other subaccounts	(1,736,998)	497,759	207,201	(232,329)	(565,468)	(1,798,420)
Transfers (to) and from fixed dollar contract	(85,845)	(47,058)	(98,991)	(188,185)	276,975	205,181
Withdrawals and surrenders	(1,650,221)	(1,873,071)	(430,125)	(864,528)	(4,398,094)	(5,776,690)
Surrender charges (note 2)	(2,254)	(4,457)	(584)	(1,597)	(6,831)	(4,881)
Annual contract charges (note 2)	(278,582)	(296,636)	(112,265)	(99,087)	(418,864)	(475,613)
Annuity and death benefit payments	(1,491,774)	(1,205,511)	(382,659)	(380,459)	(1,513,096)	(1,383,521)

Net equity transactions	(5,228,087)	(2,832,547)	(787,194)	(1,699,074)	(6,446,701)	(8,176,459)

Net change in contract owners’ equity	289,110	(4,652,311)	1,939,319	(1,782,558)	2,450,999	(12,647,464)
Contract owners’ equity:
Beginning of period	25,257,572	29,909,883	8,302,715	10,085,273	39,883,098	52,530,562

End of period	$25,546,682	$25,257,572	$10,242,034	$8,302,715	$42,334,097	$39,883,098

Change in units:
Beginning units	1,117,163	1,225,255	337,763	401,660	2,898,634	3,462,667

Units purchased	25,970	160,257	24,240	49,913	108,726	285,534
Units redeemed	(230,276)	(268,349)	(51,351)	(113,810)	(538,236)	(849,567)

Ending units	912,857	1,117,163	310,652	337,763	2,469,124	2,898,634

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Global Trends Allocation Subaccount	GSVS - Global Trends Allocation Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(62,637)	$(113,438)	$(300,922)	$(336,389)	$139,197	$(1,103,227)
Reinvested capital gains	606,796	3,216,205	2,547,228	11,822,970	6,041,762	2,327,040
Realized gain (loss)	(706,724)	647,799	(1,173,259)	1,562,752	1,630,852	2,056,532
Unrealized gain (loss)	4,117,316	(5,578,397)	5,986,677	(13,712,089)	6,632,186	(12,015,002)

Net increase (decrease) in contract owners’ equity from operations	3,954,751	(1,827,831)	7,059,724	(662,756)	14,443,997	(8,734,657)

Equity transactions:
Contract purchase payments (note 1)	25,116	1,016,379	77,556	1,359,274	326,868	7,879,571
Extra credit fund deposit (note 1)	0	510	2,776	598	478	3,270
Transfers (to) and from other subaccounts	(2,260,288)	4,033,044	(1,118,367)	1,275,456	1,738,281	(3,136,048)
Transfers (to) and from fixed dollar contract	(191,911)	(247,508)	64,081	(1,181,763)	317,162	1,239,252
Withdrawals and surrenders	(3,257,449)	(5,567,797)	(2,518,378)	(2,460,807)	(11,606,095)	(8,368,136)
Surrender charges (note 2)	(20,580)	(57,841)	(6,980)	(10,122)	(70,834)	(108,091)
Annual contract charges (note 2)	(176,925)	(212,109)	(258,548)	(275,235)	(1,905,847)	(1,927,610)
Annuity and death benefit payments	(408,368)	(635,914)	(761,013)	(475,351)	(3,191,597)	(3,714,955)

Net equity transactions	(6,290,405)	(1,671,236)	(4,518,873)	(1,767,950)	(14,391,584)	(8,132,747)

Net change in contract owners’ equity	(2,335,654)	(3,499,067)	2,540,851	(2,430,706)	52,413	(16,867,404)
Contract owners’ equity:
Beginning of period	19,619,906	23,118,973	23,165,425	25,596,131	144,987,629	161,855,033

End of period	$17,284,252	$19,619,906	$25,706,276	$23,165,425	$145,040,042	$144,987,629

Change in units:
Beginning units	996,732	1,104,677	1,128,107	1,208,165	12,237,112	12,899,308

Units purchased	117,794	481,970	44,852	300,373	650,439	1,149,908
Units redeemed	(410,010)	(589,915)	(236,804)	(380,431)	(1,807,734)	(1,812,104)

Ending units	704,516	996,732	936,155	1,128,107	11,079,817	12,237,112

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - U.S. Small- Mid Cap Equity Subaccount	LAZS - U.S. Small- Mid Cap Equity Subaccount	LAZS - U.S. Equity Select Subaccount (note 4)	LAZS - U.S. Equity Select Subaccount (note 4)
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(626,964)	$1,124,406	$(447,421)	$(511,041)	$(66,847)	$(32,904)
Reinvested capital gains	0	0	659,409	3,930,280	23,347	712,072
Realized gain (loss)	129,845	3,929,180	(720,426)	(80,394)	1,084,452	226,269
Unrealized gain (loss)	26,710,608	(48,659,519)	9,190,504	(8,799,361)	392,731	(1,278,493)

Net increase (decrease) in contract owners’ equity from operations	26,213,489	(43,605,933)	8,682,066	(5,460,516)	1,433,683	(373,056)

Equity transactions:
Contract purchase payments (note 1)	708,704	3,993,367	35,532	936,382	913	398,002
Extra credit fund deposit (note 1)	1,650	5,481	389	340	6	1,578
Transfers (to) and from other subaccounts	(4,479,339)	12,726,712	728,942	(396,009)	(6,617,324)	917,033
Transfers (to) and from fixed dollar contract	(348,659)	(192,403)	(76,668)	(53,904)	(36,563)	(144,200)
Withdrawals and surrenders	(19,328,014)	(19,251,178)	(4,371,887)	(3,700,475)	(797,256)	(625,988)
Surrender charges (note 2)	(10,606)	(19,479)	(3,129)	(2,152)	(1,150)	(2,076)
Annual contract charges (note 2)	(1,967,261)	(2,363,793)	(329,233)	(355,149)	(56,953)	(72,742)
Annuity and death benefit payments	(5,834,827)	(6,800,868)	(1,314,734)	(1,292,889)	(158,567)	(150,777)

Net equity transactions	(31,258,352)	(11,902,161)	(5,330,788)	(4,863,856)	(7,666,894)	320,830

Net change in contract owners’ equity	(5,044,863)	(55,508,094)	3,351,278	(10,324,372)	(6,233,211)	(52,226)
Contract owners’ equity:
Beginning of period	173,579,871	229,087,965	32,808,667	43,133,039	6,233,211	6,285,437

End of period	$168,535,008	$173,579,871	$36,159,945	$32,808,667	$0	$6,233,211

Change in units:
Beginning units	6,461,390	6,771,096	1,105,688	1,239,384	319,664	306,783

Units purchased	470,783	1,359,967	55,063	92,003	4,872	85,724
Units redeemed	(1,504,175)	(1,669,673)	(208,050)	(225,699)	(324,536)	(72,843)

Ending units	5,427,998	6,461,390	952,701	1,105,688	0	319,664

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	LAZS - Global Dynamic Multi- Asset Subaccount	LAZS - Global Dynamic Multi- Asset Subaccount	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison 20/20 Focus Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(941,398)	$305,753	$(4,592,192)	$(61,058)	$(1,045,880)	$(1,411,674)
Reinvested capital gains	0	6,314,289	479,043	21,893,197	0	0
Realized gain (loss)	(4,559,152)	(2,295,349)	1,851,680	4,990,138	11,121,064	15,995,622
Unrealized gain (loss)	24,106,811	(24,186,314)	55,269,629	(56,282,822)	9,444,243	(19,890,484)

Net increase (decrease) in contract owners’ equity from operations	18,606,261	(19,861,621)	53,008,160	(29,460,545)	19,519,427	(5,306,536)

Equity transactions:
Contract purchase payments (note 1)	233,067	2,927,264	695,854	29,218,705	119,350	1,774,294
Extra credit fund deposit (note 1)	742	1,388	729	8,970	781	1,361
Transfers (to) and from other subaccounts	(3,938,119)	1,931,933	(4,638,714)	27,110,850	(8,126,854)	(10,624,638)
Transfers (to) and from fixed dollar contract	(277,201)	(215,479)	557,649	4,153,289	(339,664)	(290,468)
Withdrawals and surrenders	(14,166,012)	(11,823,295)	(27,213,915)	(19,592,226)	(9,406,800)	(12,430,857)
Surrender charges (note 2)	(4,556)	(21,592)	(194,880)	(132,947)	(3,906)	(4,683)
Annual contract charges (note 2)	(1,161,365)	(1,420,989)	(4,557,587)	(4,208,005)	(948,310)	(1,210,214)
Annuity and death benefit payments	(3,935,587)	(4,068,821)	(7,087,723)	(5,995,558)	(3,409,274)	(3,591,310)

Net equity transactions	(23,249,031)	(12,689,591)	(42,438,587)	30,563,078	(22,114,677)	(26,376,515)

Net change in contract owners’ equity	(4,642,770)	(32,551,212)	10,569,573	1,102,533	(2,595,250)	(31,683,051)
Contract owners’ equity:
Beginning of period	107,335,252	139,886,464	343,381,497	342,278,964	84,889,920	116,572,971

End of period	$102,692,482	$107,335,252	$353,951,070	$343,381,497	$82,294,670	$84,889,920

Change in units:
Beginning units	7,576,473	8,388,376	25,001,447	22,984,125	3,312,308	4,230,296

Units purchased	247,538	899,452	1,311,081	5,697,459	35,779	216,937
Units redeemed	(1,760,055)	(1,711,355)	(4,152,026)	(3,680,137)	(817,000)	(1,134,925)

Ending units	6,063,956	7,576,473	22,160,502	25,001,447	2,531,087	3,312,308

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	PRS2 - Jennison Subaccount	PRS2 - Jennison Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(659,227)	$(726,183)	$(572,625)	$(752,827)	$677,272	$(765,432)
Reinvested capital gains	0	0	7,511,636	5,265,079	13,817,940	3,980,809
Realized gain (loss)	4,190,043	5,284,617	670,454	3,082,930	7,663,960	12,642,236
Unrealized gain (loss)	10,502,846	(6,557,135)	5,966,330	(17,035,066)	24,152,228	(45,724,905)

Net increase (decrease) in contract owners’ equity from operations	14,033,662	(1,998,701)	13,575,795	(9,439,884)	46,311,400	(29,867,292)

Equity transactions:
Contract purchase payments (note 1)	105,889	1,751,318	213,736	1,677,762	318,963	2,974,445
Extra credit fund deposit (note 1)	776	3,597	591	7,493	1,966	2,706
Transfers (to) and from other subaccounts	(2,252,664)	12,134,266	(457,919)	(2,031,854)	(4,171,241)	(12,559,967)
Transfers (to) and from fixed dollar contract	86,354	(605,799)	(195,244)	9,103	(183,679)	(543,706)
Withdrawals and surrenders	(5,409,663)	(7,339,236)	(6,791,480)	(6,849,341)	(16,994,109)	(20,770,567)
Surrender charges (note 2)	(23,281)	(59,389)	(3,003)	(6,124)	(11,450)	(15,883)
Annual contract charges (note 2)	(575,661)	(588,584)	(679,761)	(844,385)	(2,194,563)	(2,500,190)
Annuity and death benefit payments	(1,875,434)	(2,008,112)	(2,324,887)	(2,389,263)	(7,548,739)	(7,591,140)

Net equity transactions	(9,943,684)	3,288,061	(10,237,967)	(10,426,609)	(30,782,852)	(41,004,302)

Net change in contract owners’ equity	4,089,978	1,289,360	3,337,828	(19,866,493)	15,528,548	(70,871,594)
Contract owners’ equity:
Beginning of period	49,446,252	48,156,892	62,939,408	82,805,901	195,900,314	266,771,908

End of period	$53,536,230	$49,446,252	$66,277,236	$62,939,408	$211,428,862	$195,900,314

Change in units:
Beginning units	2,670,686	2,520,332	2,535,463	2,900,964	5,191,061	6,124,959

Units purchased	194,414	1,065,922	190,979	340,088	233,594	370,966
Units redeemed	(682,154)	(915,568)	(556,364)	(705,589)	(943,957)	(1,304,864)

Ending units	2,182,946	2,670,686	2,170,078	2,535,463	4,480,698	5,191,061

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(26,367)	$(29,379)	$(315,562)	$(229,894)	$1,202,427	$790,781
Reinvested capital gains	1,851,175	1,065,502	3,314,329	1,083,432	287,949	359,234
Realized gain (loss)	(256,585)	(56,098)	171,234	100,781	4,756,876	4,560,890
Unrealized gain (loss)	1,813,535	(2,220,280)	3,386,189	(3,319,410)	26,484,218	(29,968,446)

Net increase (decrease) in contract owners’ equity from operations	3,381,758	(1,240,255)	6,556,190	(2,365,091)	32,731,470	(24,257,541)

Equity transactions:
Contract purchase payments (note 1)	25,131	1,060,584	153,713	1,692,573	689,198	6,707,451
Extra credit fund deposit (note 1)	0	0	5,277	1,554	1,040	5,322
Transfers (to) and from other subaccounts	495,358	11,459,046	3,528,828	16,650,127	(1,373,502)	(1,622,095)
Transfers (to) and from fixed dollar contract	(23,062)	330,992	(61,860)	238,822	284,466	679,626
Withdrawals and surrenders	(777,246)	(285,101)	(2,569,831)	(3,191,938)	(19,031,139)	(14,928,043)
Surrender charges (note 2)	(4,348)	(823)	(23,213)	(44,510)	(101,496)	(116,240)
Annual contract charges (note 2)	(183,947)	(37,503)	(281,032)	(168,552)	(3,692,956)	(3,768,169)
Annuity and death benefit payments	(1,308,061)	(130,831)	(733,455)	(475,440)	(7,980,246)	(6,648,875)

Net equity transactions	(1,776,175)	12,396,364	18,427	14,702,636	(31,204,635)	(19,691,023)

Net change in contract owners’ equity	1,605,583	11,156,109	6,574,617	12,337,545	1,526,835	(43,948,564)
Contract owners’ equity:
Beginning of period	15,916,123	4,760,014	19,691,939	7,354,394	250,987,338	294,935,902

End of period	$17,521,706	$15,916,123	$26,266,556	$19,691,939	$252,514,173	$250,987,338

Change in units:
Beginning units	774,317	220,199	632,831	221,913	20,818,923	22,372,054

Units purchased	92,659	621,506	292,955	649,156	544,550	1,301,968
Units redeemed	(166,163)	(67,388)	(288,771)	(238,238)	(2,956,127)	(2,855,099)

Ending units	700,813	774,317	637,015	632,831	18,407,346	20,818,923

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ABVB - VPS Global Risk Allocation- Moderate Subaccount	ABVB - VPS Global Risk Allocation- Moderate Subaccount	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$555,227	$(1,289,870)	$(295,520)	$(303,095)	$(668,306)	$(753,622)
Reinvested capital gains	0	5,049,790	4,542,451	3,593,991	7,131,427	9,813,648
Realized gain (loss)	1,156,778	1,343,418	375,322	793,171	1,841,118	2,212,761
Unrealized gain (loss)	11,615,472	(10,863,314)	3,330,783	(5,109,757)	7,722,985	(11,097,919)

Net increase (decrease) in contract owners’ equity from operations	13,327,477	(5,759,976)	7,953,036	(1,025,690)	16,027,224	174,868

Equity transactions:
Contract purchase payments (note 1)	179,469	4,466,946	62,842	937,095	238,679	1,492,436
Extra credit fund deposit (note 1)	319	2,208	31	1,798	4,330	1,740
Transfers (to) and from other subaccounts	2,301,612	(1,804,647)	(292,641)	3,807,469	937,278	(24,011)
Transfers (to) and from fixed dollar contract	167,704	902,071	(91,378)	92,083	(91,293)	69,180
Withdrawals and surrenders	(6,881,431)	(4,618,158)	(2,602,603)	(2,143,308)	(5,410,137)	(8,207,097)
Surrender charges (note 2)	(76,285)	(67,898)	(5,944)	(4,255)	(8,480)	(5,862)
Annual contract charges (note 2)	(1,153,186)	(1,093,221)	(250,401)	(248,373)	(603,519)	(671,018)
Annuity and death benefit payments	(1,910,312)	(1,715,749)	(888,551)	(680,401)	(2,090,893)	(1,581,485)

Net equity transactions	(7,372,110)	(3,928,448)	(4,068,645)	1,762,108	(7,024,035)	(8,926,117)

Net change in contract owners’ equity	5,955,367	(9,688,424)	3,884,391	736,418	9,003,189	(8,751,249)
Contract owners’ equity:
Beginning of period	87,076,763	96,765,187	22,042,011	21,305,593	47,090,562	55,841,811

End of period	$93,032,130	$87,076,763	$25,926,402	$22,042,011	$56,093,751	$47,090,562

Change in units:
Beginning units	8,765,244	9,145,508	813,500	763,736	2,525,166	3,006,436

Units purchased	617,283	1,032,218	106,778	293,657	403,965	524,490
Units redeemed	(1,296,598)	(1,412,482)	(234,056)	(243,893)	(728,024)	(1,005,760)

Ending units	8,085,929	8,765,244	686,222	813,500	2,201,107	2,525,166

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,266,149	$1,075,616	$(221,380)	$(241,341)	$628,928	$2,400,985
Reinvested capital gains	4,011,595	6,571,673	1,890,985	1,503,817	0	0
Realized gain (loss)	677,308	747,808	942,308	671,174	(2,056,787)	(4,442,602)
Unrealized gain (loss)	18,663,985	(18,410,578)	4,908,037	(1,922,590)	13,522,685	(5,712,760)

Net increase (decrease) in contract owners’ equity from operations	24,619,037	(10,015,481)	7,519,950	11,060	12,094,826	(7,754,377)

Equity transactions:
Contract purchase payments (note 1)	437,310	13,865,542	28,301	605,187	243,049	2,105,581
Extra credit fund deposit (note 1)	1,463	5,738	247	276	2,711	6,604
Transfers (to) and from other subaccounts	16,902,728	5,725,310	2,786,003	(1,866,436)	5,311,671	(6,147,472)
Transfers (to) and from fixed dollar contract	504,139	3,109,749	(59,595)	39,643	(568,865)	(377,509)
Withdrawals and surrenders	(12,068,852)	(11,028,153)	(2,412,740)	(2,192,907)	(21,060,366)	(24,435,446)
Surrender charges (note 2)	(80,268)	(34,651)	(9,807)	(3,450)	(43,508)	(25,908)
Annual contract charges (note 2)	(1,463,183)	(1,261,521)	(207,200)	(232,312)	(2,205,728)	(2,594,152)
Annuity and death benefit payments	(4,043,498)	(3,697,291)	(776,826)	(591,313)	(7,297,035)	(7,625,239)

Net equity transactions	189,839	6,684,723	(651,617)	(4,241,312)	(25,618,071)	(39,093,541)

Net change in contract owners’ equity	24,808,876	(3,330,758)	6,868,333	(4,230,252)	(13,523,245)	(46,847,918)
Contract owners’ equity:
Beginning of period	130,768,264	134,099,022	20,827,015	25,057,267	185,409,388	232,257,306

End of period	$155,577,140	$130,768,264	$27,695,348	$20,827,015	$171,886,143	$185,409,388

Change in units:
Beginning units	6,859,149	6,490,673	1,627,114	1,944,428	11,821,938	14,210,237

Units purchased	1,223,411	1,712,207	365,692	257,224	978,463	1,318,191
Units redeemed	(1,199,853)	(1,343,731)	(423,631)	(574,538)	(2,503,811)	(3,706,490)

Ending units	6,882,707	6,859,149	1,569,175	1,627,114	10,296,590	11,821,938

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	PVIA - Total Return Subaccount	PVIA - Total Return Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7,057,291	$5,769,722	$746,278	$3,540,031	$484,362	$170,691
Reinvested capital gains	0	5,335,259	0	188,272	0	0
Realized gain (loss)	(1,605,416)	(5,087,222)	(1,975,587)	(1,110,212)	(2,600,129)	(2,072,730)
Unrealized gain (loss)	22,648,758	(15,640,686)	4,169,846	(6,472,716)	3,728,334	(1,384,406)

Net increase (decrease) in contract owners’ equity from operations	28,100,633	(9,622,927)	2,940,537	(3,854,625)	1,612,567	(3,286,445)

Equity transactions:
Contract purchase payments (note 1)	837,740	7,475,132	163,671	1,419,361	38,869	479,391
Extra credit fund deposit (note 1)	7,520	13,459	1,110	13,221	243	570
Transfers (to) and from other subaccounts	11,697,786	6,481,672	6,447,409	161,674	(933,341)	(145,358)
Transfers (to) and from fixed dollar contract	68,438	820,646	(11,185)	77,978	(14,764)	(73,327)
Withdrawals and surrenders	(54,171,371)	(56,981,738)	(9,142,070)	(6,741,175)	(2,527,589)	(1,905,825)
Surrender charges (note 2)	(39,412)	(44,079)	(10,703)	(8,489)	(533)	(3,593)
Annual contract charges (note 2)	(5,283,176)	(5,914,877)	(656,348)	(722,105)	(197,745)	(262,720)
Annuity and death benefit payments	(16,657,770)	(17,202,049)	(3,167,801)	(2,602,171)	(588,058)	(678,938)

Net equity transactions	(63,540,245)	(65,351,834)	(6,375,917)	(8,401,706)	(4,222,918)	(2,589,800)

Net change in contract owners’ equity	(35,439,612)	(74,974,761)	(3,435,380)	(12,256,331)	(2,610,351)	(5,876,245)
Contract owners’ equity:
Beginning of period	436,279,848	511,254,609	63,683,815	75,940,146	17,794,277	23,670,522

End of period	$400,840,236	$436,279,848	$60,248,435	$63,683,815	$15,183,926	$17,794,277

Change in units:
Beginning units	26,013,487	29,784,272	3,860,087	4,330,234	3,577,629	4,036,737

Units purchased	4,275,708	4,855,418	605,737	488,325	262,465	477,811
Units redeemed	(7,854,374)	(8,626,203)	(985,680)	(958,472)	(1,077,571)	(936,919)

Ending units	22,434,821	26,013,487	3,480,144	3,860,087	2,762,523	3,577,629

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	PVIA - Global Diversified Allocation Subaccount	PVIA - Global Diversified Allocation Subaccount	PVIA - Short- Term Subaccount	PVIA - Short- Term Subaccount	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,846,252	$4,482,317	$855,017	$605,793	$467,863	$197,421
Reinvested capital gains	0	16,453,149	0	102,056	0	0
Realized gain (loss)	6,383,858	6,785,099	(99,190)	107,266	(111,943)	(191,495)
Unrealized gain (loss)	124,259,808	(110,312,136)	330,129	(800,617)	481,565	(227,010)

Net increase (decrease) in contract owners’ equity from operations	140,489,918	(82,591,571)	1,085,956	14,498	837,485	(221,084)

Equity transactions:
Contract purchase payments (note 1)	1,540,369	36,754,943	338,466	2,600,536	26,875	2,658,587
Extra credit fund deposit (note 1)	2,332	13,339	880	508	14	14
Transfers (to) and from other subaccounts	(1,086,331)	18,523,513	6,533,368	51,681,380	8,735,655	15,733,448
Transfers (to) and from fixed dollar contract	721,537	7,397,627	575,888	1,116,927	591,277	2,261,036
Withdrawals and surrenders	(60,804,202)	(37,087,526)	(17,978,869)	(22,340,502)	(14,168,808)	(7,492,992)
Surrender charges (note 2)	(418,529)	(388,599)	(39,416)	(19,668)	(37,482)	(2,614)
Annual contract charges (note 2)	(10,165,942)	(9,757,720)	(946,297)	(782,147)	(312,760)	(287,016)
Annuity and death benefit payments	(17,064,450)	(15,051,204)	(2,722,851)	(1,708,381)	(930,091)	(813,159)

Net equity transactions	(87,275,216)	404,373	(14,238,831)	30,548,653	(6,095,320)	12,057,304

Net change in contract owners’ equity	53,214,702	(82,187,198)	(13,152,875)	30,563,151	(5,257,835)	11,836,220
Contract owners’ equity:
Beginning of period	728,184,568	810,371,766	80,673,374	50,110,223	35,944,020	24,107,800

End of period	$781,399,270	$728,184,568	$67,520,499	$80,673,374	$30,686,185	$35,944,020

Change in units:
Beginning units	61,652,401	61,650,517	7,939,590	4,938,829	3,672,536	2,438,860

Units purchased	2,981,138	7,765,390	2,364,915	7,580,490	1,784,203	2,536,647
Units redeemed	(9,573,499)	(7,763,506)	(3,770,917)	(4,579,729)	(2,408,910)	(1,302,971)

Ending units	55,060,040	61,652,401	6,533,588	7,939,590	3,047,829	3,672,536

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	CALI - VP S&P 500 Index Subaccount	CALI - VP S&P 500 Index Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$884	$1,257	$(87,653)	$(89,719)	$(776,828)	$(922,384)
Reinvested capital gains	10,195	12,210	2,527,662	3,655,942	14,530,804	1,813,392
Realized gain (loss)	5,054	2,015	(188,197)	65,770	(3,457,809)	(3,142,011)
Unrealized gain (loss)	26,088	(24,997)	4,276,081	(5,612,517)	10,111,849	(10,519,260)

Net increase (decrease) in contract owners’ equity from operations	42,221	(9,515)	6,527,893	(1,980,524)	20,408,016	(12,770,263)

Equity transactions:
Contract purchase payments (note 1)	0	0	64,209	736,571	275,959	2,279,574
Extra credit fund deposit (note 1)	0	0	274	881	3,065	3,308
Transfers (to) and from other subaccounts	0	0	(743,914)	(1,951,901)	(1,724,492)	(6,141,005)
Transfers (to) and from fixed dollar contract	0	0	(282,198)	(276,508)	(197,908)	(467,487)
Withdrawals and surrenders	(27,931)	(6,633)	(3,409,054)	(2,957,519)	(14,805,726)	(18,034,299)
Surrender charges (note 2)	(40)	(15)	(4,078)	(698)	(7,624)	(15,849)
Annual contract charges (note 2)	(211)	(259)	(249,888)	(300,401)	(1,354,177)	(1,640,359)
Annuity and death benefit payments	(1,446)	(1,380)	(784,379)	(938,878)	(4,858,158)	(5,392,881)

Net equity transactions	(29,628)	(8,287)	(5,409,028)	(5,688,453)	(22,669,061)	(29,408,998)

Net change in contract owners’ equity	12,593	(17,802)	1,118,865	(7,668,977)	(2,261,045)	(42,179,261)
Contract owners’ equity:
Beginning of period	157,533	175,335	22,031,105	29,700,082	126,792,236	168,971,497

End of period	$170,126	$157,533	$23,149,970	$22,031,105	$124,531,191	$126,792,236

Change in units:
Beginning units	9,284	9,723	902,801	1,117,055	4,096,206	4,915,936

Units purchased	0	0	33,095	118,647	235,781	279,179
Units redeemed	(1,542)	(439)	(227,241)	(332,901)	(870,261)	(1,098,909)

Ending units	7,742	9,284	708,655	902,801	3,461,726	4,096,206

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. Comstock Series I Subaccount	AIMI - Invesco V.I. Comstock Series I Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(675,452)	$(857,676)	$278	$210	$(1,827)	$398,557
Reinvested capital gains	4,735,463	2,733,293	3,283	2,564	3,790,589	525,066
Realized gain (loss)	(886,605)	170,947	99	2,730	897,447	984,490
Unrealized gain (loss)	5,607,927	(7,585,334)	1,718	(8,797)	9,583,662	(14,461,341)

Net increase (decrease) in contract owners’ equity from operations	8,781,333	(5,538,770)	5,378	(3,293)	14,269,871	(12,553,228)

Equity transactions:
Contract purchase payments (note 1)	153,375	696,653	0	0	157,710	2,123,266
Extra credit fund deposit (note 1)	2,343	2,181	0	0	236	1,748
Transfers (to) and from other subaccounts	(948,971)	(947,465)	0	0	(2,440,824)	1,781,986
Transfers (to) and from fixed dollar contract	(315,282)	(591,305)	0	0	(83,458)	88,607
Withdrawals and surrenders	(4,445,553)	(8,239,334)	0	(1,988)	(5,926,371)	(7,420,627)
Surrender charges (note 2)	(1,842)	(5,299)	0	(7)	(3,568)	(2,468)
Annual contract charges (note 2)	(616,928)	(735,418)	(1)	(2)	(686,546)	(844,797)
Annuity and death benefit payments	(2,060,753)	(2,153,579)	(772)	0	(2,034,992)	(2,079,229)

Net equity transactions	(8,233,611)	(11,973,566)	(773)	(1,997)	(11,017,813)	(6,351,514)

Net change in contract owners’ equity	547,722	(17,512,336)	4,605	(5,290)	3,252,058	(18,904,742)
Contract owners’ equity:
Beginning of period	51,964,633	69,476,969	22,465	27,755	59,037,967	77,942,709

End of period	$52,512,355	$51,964,633	$27,070	$22,465	$62,290,025	$59,037,967

Change in units:
Beginning units	2,207,493	2,626,373	859	924	5,523,384	6,138,952

Units purchased	109,698	204,213	0	0	423,306	993,942
Units redeemed	(416,223)	(623,093)	(25)	(65)	(1,356,121)	(1,609,510)

Ending units	1,900,968	2,207,493	834	859	4,590,569	5,523,384

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	AIMI - Invesco V.I. Balanced- Risk Allocation Series II Subaccount	AIMI - Invesco V.I. Balanced- Risk Allocation Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,760,776)	$(231,636)	$(443,788)	$(541,560)	$3,298,765	$3,209,921
Reinvested capital gains	0	42,535,670	4,119,694	2,017,098	1,309,316	0
Realized gain (loss)	(9,077,913)	(8,162,645)	1,371,074	2,397,403	420,874	641,925
Unrealized gain (loss)	69,572,263	(72,691,679)	991,375	(11,778,263)	5,945,694	(8,643,581)

Net increase (decrease) in contract owners’ equity from operations	54,733,574	(38,550,290)	6,038,355	(7,905,322)	10,974,649	(4,791,735)

Equity transactions:
Contract purchase payments (note 1)	812,827	11,432,836	77,456	582,773	57,989	154,023
Extra credit fund deposit (note 1)	4,256	7,706	1,318	2,362	206	1,536
Transfers (to) and from other subaccounts	(562,204)	(9,642,154)	161,246	528,060	(874,021)	(1,234,952)
Transfers (to) and from fixed dollar contract	329,237	2,453,288	(250,792)	(601,515)	(237,102)	(285,330)
Withdrawals and surrenders	(36,981,892)	(27,668,809)	(3,704,364)	(3,097,629)	(5,758,526)	(4,581,228)
Surrender charges (note 2)	(197,400)	(237,094)	(2,352)	(5,516)	(2,068)	(1,047)
Annual contract charges (note 2)	(6,099,103)	(6,262,680)	(631,696)	(701,672)	(954,946)	(1,010,007)
Annuity and death benefit payments	(12,277,781)	(11,497,729)	(2,354,094)	(2,240,598)	(4,766,564)	(4,903,310)

Net equity transactions	(54,972,060)	(41,414,636)	(6,703,278)	(5,533,735)	(12,535,032)	(11,860,315)

Net change in contract owners’ equity	(238,486)	(79,964,926)	(664,923)	(13,439,057)	(1,560,383)	(16,652,050)
Contract owners’ equity:
Beginning of period	428,870,111	508,835,037	41,512,203	54,951,260	80,007,940	96,659,990

End of period	$428,631,625	$428,870,111	$40,847,280	$41,512,203	$78,447,557	$80,007,940

Change in units:
Beginning units	36,566,539	39,941,205	2,640,201	2,916,305	4,538,523	5,181,433

Units purchased	1,642,863	3,558,871	179,407	255,399	196,532	187,425
Units redeemed	(5,975,999)	(6,933,537)	(563,603)	(531,503)	(846,089)	(830,335)

Ending units	32,233,403	36,566,539	2,256,005	2,640,201	3,888,966	4,538,523

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(211,287)	$(221,278)	$199,013	$742,433	$(2,409,075)	$(1,581,546)
Reinvested capital gains	796,614	2,850,967	474,503	0	2,126,870	0
Realized gain (loss)	(327,357)	(579,162)	(466,374)	274,457	3,395,603	3,562,749
Unrealized gain (loss)	3,794,472	(1,601,897)	4,640,004	(10,652,181)	23,823,771	(16,614,087)

Net increase (decrease) in contract owners’ equity from operations	4,052,442	448,630	4,847,146	(9,635,291)	26,937,169	(14,632,884)

Equity transactions:
Contract purchase payments (note 1)	29,570	63,819	60,485	169,255	769,164	11,930,698
Extra credit fund deposit (note 1)	8	25	307	1,151	668	2,596
Transfers (to) and from other subaccounts	463,690	362,194	(343,284)	2,593,054	4,757,376	(5,406,149)
Transfers (to) and from fixed dollar contract	(123,818)	(47,328)	(76,339)	22,241	486,224	2,877,415
Withdrawals and surrenders	(869,752)	(1,288,540)	(2,697,534)	(3,097,161)	(12,841,620)	(6,208,944)
Surrender charges (note 2)	(141)	(753)	(710)	(814)	(152,576)	(90,362)
Annual contract charges (note 2)	(210,348)	(211,959)	(586,948)	(669,224)	(2,254,329)	(2,123,077)
Annuity and death benefit payments	(910,445)	(892,119)	(2,519,487)	(2,707,973)	(3,813,288)	(2,939,626)

Net equity transactions	(1,621,236)	(2,014,661)	(6,163,510)	(3,689,471)	(13,048,381)	(1,957,449)

Net change in contract owners’ equity	2,431,206	(1,566,031)	(1,316,364)	(13,324,762)	13,888,788	(16,590,333)
Contract owners’ equity:
Beginning of period	14,272,766	15,838,797	47,062,452	60,387,214	168,453,274	185,043,607

End of period	$16,703,972	$14,272,766	$45,746,088	$47,062,452	$182,342,062	$168,453,274

Change in units:
Beginning units	630,367	712,571	3,526,527	3,777,707	16,728,105	16,887,391

Units purchased	40,799	75,844	158,665	265,030	1,114,846	2,547,974
Units redeemed	(102,160)	(158,048)	(600,795)	(516,210)	(2,291,854)	(2,707,260)

Ending units	569,006	630,367	3,084,397	3,526,527	15,551,097	16,728,105

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,641,123	$3,936,269	$(303,208)	$(318,331)	$153,715	$1,089,558
Reinvested capital gains	1,471,897	0	1,260,540	4,468,163	732,540	0
Realized gain (loss)	866,185	1,743,613	(497,952)	(678,333)	(949,364)	752,473
Unrealized gain (loss)	7,008,935	(11,768,057)	5,911,739	(3,127,677)	8,538,054	(20,116,988)

Net increase (decrease) in contract owners’ equity from operations	12,988,140	(6,088,175)	6,371,119	343,822	8,474,945	(18,274,957)

Equity transactions:
Contract purchase payments (note 1)	173,202	2,346,435	117,808	1,585,980	115,416	3,627,370
Extra credit fund deposit (note 1)	309	7,864	3,061	2,243	1,849	2,279
Transfers (to) and from other subaccounts	(1,733,045)	(2,716,563)	92,110	2,006,759	(4,158,036)	4,531,593
Transfers (to) and from fixed dollar contract	(25,018)	(89,234)	(185,834)	195,289	(66,392)	(134,191)
Withdrawals and surrenders	(14,988,338)	(20,176,668)	(3,381,387)	(3,768,255)	(13,378,667)	(11,284,057)
Surrender charges (note 2)	(17,082)	(33,666)	(2,408)	(2,990)	(9,111)	(12,213)
Annual contract charges (note 2)	(877,616)	(1,125,729)	(255,856)	(272,333)	(778,115)	(1,064,464)
Annuity and death benefit payments	(3,000,209)	(4,065,041)	(829,690)	(682,552)	(2,304,608)	(2,914,837)

Net equity transactions	(20,467,797)	(25,852,602)	(4,442,196)	(935,859)	(20,577,664)	(7,248,520)

Net change in contract owners’ equity	(7,479,657)	(31,940,777)	1,928,923	(592,037)	(12,102,719)	(25,523,477)
Contract owners’ equity:
Beginning of period	97,522,481	129,463,258	23,333,769	23,925,806	86,036,565	111,560,042

End of period	$90,042,824	$97,522,481	$25,262,692	$23,333,769	$73,933,846	$86,036,565

Change in units:
Beginning units	6,864,394	8,616,924	1,261,609	1,321,771	9,174,444	9,959,048

Units purchased	334,435	728,158	108,372	330,394	627,706	1,498,157
Units redeemed	(1,677,004)	(2,480,688)	(317,228)	(390,556)	(2,767,076)	(2,282,761)

Ending units	5,521,825	6,864,394	1,052,753	1,261,609	7,035,074	9,174,444

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$673,613	$659,673	$(886,557)	$(882,358)	$3,473,681	$7,087,453
Reinvested capital gains	2,089,957	958,963	6,465,559	4,576,322	0	0
Realized gain (loss)	(292,322)	88,500	2,438,281	2,531,446	3,016,407	2,577,853
Unrealized gain (loss)	3,086,590	(5,844,480)	10,393,108	(5,533,727)	66,092,302	(55,511,114)

Net increase (decrease) in contract owners’ equity from operations	5,557,838	(4,137,344)	18,410,391	691,683	72,582,390	(45,845,808)

Equity transactions:
Contract purchase payments (note 1)	69,662	1,006,391	339,422	2,071,203	1,202,712	13,602,299
Extra credit fund deposit (note 1)	2,142	141	8,299	7,689	1,500	6,437
Transfers (to) and from other subaccounts	(416,632)	(688,432)	1,217,962	11,138,222	(12,573,567)	12,782,079
Transfers (to) and from fixed dollar contract	(148,011)	(369,411)	(67,316)	448,275	122,222	1,754,394
Withdrawals and surrenders	(3,761,042)	(4,880,574)	(6,944,206)	(7,465,256)	(40,645,299)	(29,394,540)
Surrender charges (note 2)	(2,797)	(3,545)	(10,982)	(9,229)	(252,721)	(202,664)
Annual contract charges (note 2)	(326,859)	(408,466)	(770,749)	(753,057)	(5,550,941)	(5,591,523)
Annuity and death benefit payments	(1,181,618)	(1,218,551)	(2,439,026)	(1,767,581)	(11,058,845)	(9,447,432)

Net equity transactions	(5,765,155)	(6,562,447)	(8,666,596)	3,670,266	(68,754,939)	(16,490,950)

Net change in contract owners’ equity	(207,317)	(10,699,791)	9,743,795	4,361,949	3,827,451	(62,336,758)
Contract owners’ equity:
Beginning of period	33,477,834	44,177,625	62,127,502	57,765,553	417,916,890	480,253,648

End of period	$33,270,517	$33,477,834	$71,871,297	$62,127,502	$421,744,341	$417,916,890

Change in units:
Beginning units	2,517,483	2,980,985	3,232,354	3,074,530	29,916,358	31,065,195

Units purchased	59,726	160,080	645,669	1,305,946	1,130,228	4,485,221
Units redeemed	(463,886)	(623,582)	(1,044,984)	(1,148,122)	(5,618,636)	(5,634,058)

Ending units	2,113,323	2,517,483	2,833,039	3,232,354	25,427,950	29,916,358

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	FEDS - Managed Tail Risk Fund II Service Shares Subaccount (note 4)	FEDS - Managed Tail Risk Fund II Primary Shares Subaccount (note 4)
	2019	8/17/2018 - 12/31/2018	2018	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$276,706	$(222,401)	$1,060,068	$580,618
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(144,846)	(100,168)	(4,979,611)	101,145
Unrealized gain (loss)	6,558,163	(3,921,153)	3,243,908	(935,361)

Net increase (decrease) in contract owners’ equity from operations	6,690,023	(4,243,722)	(675,635)	(253,598)

Equity transactions:
Contract purchase payments (note 1)	0	0	117,273	266,637
Extra credit fund deposit (note 1)	0	0	455	12
Transfers (to) and from other subaccounts	(1,871,735)	45,986,790	(48,226,795)	(22,314,336)
Transfers (to) and from fixed dollar contract	(7,035)	0	4,998	61,638
Withdrawals and surrenders	(3,340,935)	(1,188,629)	(2,106,272)	(121,767)
Surrender charges (note 2)	(27,647)	(8,909)	(27,949)	(5,198)
Annual contract charges (note 2)	(527,870)	(211,719)	(390,650)	(143,793)
Annuity and death benefit payments	(1,237,538)	(435,669)	(549,150)	(200,441)

Net equity transactions	(7,012,760)	44,141,864	(51,178,090)	(22,457,248)

Net change in contract owners’ equity	(322,737)	39,898,142	(51,853,725)	(22,710,846)
Contract owners’ equity:
Beginning of period	39,898,142	0	51,853,725	22,710,846

End of period	$39,575,405	$39,898,142	$0	$0

Change in units:
Beginning units	4,407,368	0	5,522,132	2,396,070

Units purchased	79,834	4,734,204	222,703	77,226
Units redeemed	(791,928)	(326,836)	(5,744,835)	(2,473,296)

Ending units	3,695,274	4,407,368	0	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Science and Technology Subaccount	IVYV - VIP Science and Technology Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,052,236	$773,639	$(87,728)	$(413,196)	$(1,203,448)	$(1,342,551)
Reinvested capital gains	5,543,937	6,757,325	0	0	8,805,096	12,992,128
Realized gain (loss)	(2,197,636)	(1,345,209)	(1,936,599)	(1,132,709)	3,587,988	5,535,995
Unrealized gain (loss)	22,433,613	(16,408,842)	4,593,392	(8,890,069)	25,301,549	(22,332,405)

Net increase (decrease) in contract owners’ equity from operations	26,832,150	(10,223,087)	2,569,065	(10,435,974)	36,491,185	(5,146,833)

Equity transactions:
Contract purchase payments (note 1)	416,396	1,821,120	516,780	685,690	522,367	2,739,476
Extra credit fund deposit (note 1)	3,017	1,620	8,381	6,507	6,548	9,283
Transfers (to) and from other subaccounts	(7,135,564)	(12,865,375)	572,674	(2,143,681)	(4,923,529)	(1,214,683)
Transfers (to) and from fixed dollar contract	(299,742)	(854,646)	(281,447)	47,237	(363,286)	(838,652)
Withdrawals and surrenders	(19,490,486)	(20,048,943)	(3,687,369)	(3,950,128)	(9,259,559)	(11,660,565)
Surrender charges (note 2)	(8,696)	(26,733)	(4,749)	(6,487)	(24,782)	(59,007)
Annual contract charges (note 2)	(1,991,334)	(2,398,645)	(434,555)	(584,252)	(1,016,524)	(1,129,877)
Annuity and death benefit payments	(5,291,911)	(5,847,790)	(1,296,773)	(1,802,876)	(3,003,059)	(2,806,453)

Net equity transactions	(33,798,320)	(40,219,392)	(4,607,058)	(7,747,990)	(18,061,824)	(14,960,478)

Net change in contract owners’ equity	(6,966,170)	(50,442,479)	(2,037,993)	(18,183,964)	18,429,361	(20,107,311)
Contract owners’ equity:
Beginning of period	149,038,088	199,480,567	31,143,256	49,327,220	84,070,553	104,177,864

End of period	$142,071,918	$149,038,088	$29,105,263	$31,143,256	$102,499,914	$84,070,553

Change in units:
Beginning units	10,485,090	13,095,137	5,014,799	6,026,437	2,997,438	3,475,416

Units purchased	136,042	296,139	584,382	687,039	289,299	545,550
Units redeemed	(2,304,381)	(2,906,186)	(1,266,059)	(1,698,677)	(810,899)	(1,023,528)

Ending units	8,316,751	10,485,090	4,333,122	5,014,799	2,475,838	2,997,438

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,199,905	$1,327,767	$4,864,753	$1,848,940	$2,919,875	$864,308
Reinvested capital gains	10,284,323	21,335,598	25,082,746	32,133,709	33,782,855	31,139,911
Realized gain (loss)	1,887,316	5,317,295	4,978,719	9,653,352	5,481,514	11,591,241
Unrealized gain (loss)	30,166,076	(58,385,949)	48,624,139	(101,370,070)	34,488,681	(102,228,160)

Net increase (decrease) in contract owners’ equity from operations	45,537,620	(30,405,289)	83,550,357	(57,734,069)	76,672,925	(58,632,700)

Equity transactions:
Contract purchase payments (note 1)	271,258	1,265,423	994,174	3,765,814	1,505,552	2,940,024
Extra credit fund deposit (note 1)	1,082	5,817	2,775	3,115	3,736	9,251
Transfers (to) and from other subaccounts	1,894,030	(14,700,469)	(12,978,405)	(12,439,451)	(7,612,285)	726,853
Transfers (to) and from fixed dollar contract	17,423	(186,642)	191,955	514,583	(336,011)	212,268
Withdrawals and surrenders	(37,467,188)	(24,801,273)	(53,131,704)	(42,480,416)	(41,490,703)	(34,016,395)
Surrender charges (note 2)	(96,735)	(153,655)	(159,488)	(238,254)	(114,838)	(146,347)
Annual contract charges (note 2)	(5,548,240)	(5,881,926)	(9,021,670)	(9,593,707)	(8,312,844)	(8,578,070)
Annuity and death benefit payments	(11,784,452)	(12,764,950)	(18,104,768)	(15,654,053)	(16,532,639)	(12,653,136)

Net equity transactions	(52,712,822)	(57,217,675)	(92,207,131)	(76,122,369)	(72,890,032)	(51,505,552)

Net change in contract owners’ equity	(7,175,202)	(87,622,964)	(8,656,774)	(133,856,438)	3,782,893	(110,138,252)
Contract owners’ equity:
Beginning of period	370,918,496	458,541,460	605,966,055	739,822,493	526,823,239	636,961,491

End of period	$363,743,294	$370,918,496	$597,309,281	$605,966,055	$530,606,132	$526,823,239

Change in units:
Beginning units	32,672,683	37,484,039	51,865,310	57,988,180	46,135,218	50,223,992

Units purchased	1,228,432	1,287,955	852,908	1,737,569	1,063,631	2,145,757
Units redeemed	(5,573,753)	(6,099,311)	(8,191,037)	(7,860,439)	(6,996,647)	(6,234,531)

Ending units	28,327,362	32,672,683	44,527,181	51,865,310	40,202,202	46,135,218

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2019 and 2018

	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount
	2019	2018	2019	2018	2019	2018
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$426,712	$158,292	$710,854	$253,367	$271,301	$106,618
Reinvested capital gains	1,514,237	2,841,260	4,083,447	4,836,716	3,506,139	3,079,838
Realized gain (loss)	(5,024)	314,015	211,244	483,782	(148,020)	289,621
Unrealized gain (loss)	4,525,266	(7,392,661)	8,004,468	(14,392,842)	4,026,946	(9,238,020)

Net increase (decrease) in contract owners’ equity from operations	6,461,191	(4,079,094)	13,010,013	(8,818,977)	7,656,366	(5,761,943)

Equity transactions:
Contract purchase payments (note 1)	440,722	6,331,065	514,535	10,459,601	243,546	10,320,423
Extra credit fund deposit (note 1)	160	2,166	175	1,940	96	1,061
Transfers (to) and from other subaccounts	2,363,067	(1,458,331)	(2,240,576)	785,514	(1,238,406)	895,783
Transfers (to) and from fixed dollar contract	170,377	618,394	258,764	1,339,047	177,101	1,351,805
Withdrawals and surrenders	(4,429,564)	(987,073)	(7,355,943)	(2,076,414)	(4,089,906)	(1,223,993)
Surrender charges (note 2)	(62,144)	(38,443)	(117,357)	(76,454)	(68,273)	(47,667)
Annual contract charges (note 2)	(613,546)	(557,948)	(1,138,421)	(1,036,600)	(598,337)	(510,054)
Annuity and death benefit payments	(1,019,952)	(1,136,607)	(1,778,512)	(1,947,117)	(995,235)	(723,932)

Net equity transactions	(3,150,880)	2,773,223	(11,857,335)	7,449,517	(6,569,414)	10,063,426

Net change in contract owners’ equity	3,310,311	(1,305,871)	1,152,678	(1,369,460)	1,086,952	4,301,483
Contract owners’ equity:
Beginning of period	50,752,330	52,058,201	92,933,244	94,302,704	52,177,810	47,876,327

End of period	$54,062,641	$50,752,330	$94,085,922	$92,933,244	$53,264,762	$52,177,810

Change in units:
Beginning units	5,221,988	4,959,789	9,648,841	8,946,748	5,492,930	4,535,310

Units purchased	627,331	936,069	526,117	1,412,698	260,722	1,356,432
Units redeemed	(931,859)	(673,870)	(1,664,355)	(710,605)	(901,264)	(398,812)

Ending units	4,917,460	5,221,988	8,510,603	9,648,841	4,852,388	5,492,930

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2019

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts were sold by registered representatives of broker-dealers that entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective September 15, 2018, ONLIC no longer markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON International Equity, ON Foreign, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON BlackRock Advantage Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, ON BlackRock Advantage Large Cap Growth, ON Risk Managed Balanced, ON Conservative Model, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Overseas, Janus Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity and Discovery

Morgan Stanley Variable Insurance Fund, Inc. - Class I: VIF Core Plus Fixed Income and VIF U.S. Real Estate

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests.    For these services, ONI recorded advisory fees of approximately $45.2 million and $51.4 million from Ohio National Fund, Inc. for the periods ended December 31, 2019 and 2018, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2019.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities and Exchange Commission Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rules on Investment Company Reporting Modernization. The Final Rules, which introduce two new regulatory reporting requirements for investment companies – Form N-Port and Form N-CEN. The Account, as a Unit Investment Trust, has no N-Port filing requirement, but files its annual N-CEN in March of each calender year, as required. That filing had no effect on the Account’s assets, contract owner’s equity, or results of operations.

G. Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of the ASU on the Account’s financial statements.

H. Subsequent Events

The post year-end COVID-19 virus pandemic is significantly impacting the global economy and the market environment. The values for the investments in future financial statements may differ significantly. The valuation of the investments in the year-end financial statements does not include the market impacts related to this outbreak.

The Account has evaluated for possible subsequent events through April 1, 2020, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

  The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges
	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer.
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

  The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges A withdrawal charge may be assessed by
ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 GEB at issue ages 71 through 75 GEB “Plus” at issue ages through 70 GEB “Plus” at issue ages 71 through 75	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base: GMIB (1) GMIB Plus (1) GMIB Plus with Five Year Reset (1) GMIB Plus with Annual Reset (1)	0.45% 0.55% 0.55% 0.70%	0.45% 0.55% 0.55% 0.70%	0.45% 0.55% 0.55% 0.70%	0.45% 0.55% 0.55% 0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:

  GLWB (1)

  Joint GLWB (1)

  GLWB 2011 (1)

  Joint GLWB 2011 (1)

  GLWB 2012 (1)

  Joint GLWB 2012 (1)

  GLWB Plus

  Joint GLWB Plus

  GLWB Preferred I.S.

  Joint GLWB Preferred I.S.

  Income Opportunity GLWB

  Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1) GPA with 7% guarantee (1)	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%
Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	NA	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%

Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus GLWB Preferred I.S. Joint GLWB Preferred I.S Income Opportunity GLWB Income Opportunity GLWB (Joint Life)	1.25% to 2.50% NA NA NA NA	1.25% to 2.50% NA NA NA NA	1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.25% to 0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%
Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts: Annual Stepped-up Death Benefit Combo Death Benefit	0.25% NA	0.25% 0.65% to 1.50%	0.25% NA
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1) GMDBR85 Plus (1) 5% GMDBR80 Plus (1) 5% GMDBR85 Plus (1)	0.25% to 0.30% 0.45% 0.45% 0.70%	0.25% to 0.30% 0.45% 0.45% 0.70%	NA NA 0.45% NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1) ARDBR 2008 at issue ages through 74 (1) ARDBR 2008 at issue ages 75 through 78 (1) ARDBR (1)	1.00% to 1.40% 0.95% to 1.00% 1.10% to 1.15% 0.60%	1.00% to 1.40% 0.95% to 1.00% 1.10% to 1.15% 0.60%	NA NA NA NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.35% to 1.65%	1.35% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	1.05% to 1.50%	1.05% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB (1) Joint GLWB (1) GLWB 2011 (1) Joint GLWB 2011 (1) GLWB 2012 (1) Joint GLWB 2012 (1) GLWB Plus Joint GLWB Plus GLWB Preferred I.S. Joint GLWB Preferred I.S	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1) GPP 2012	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%

(1)    No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%

(1)     No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%
Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit Combo Death Benefit Guaranteed Minimum Death Benefit Rider	0.25% 0.65% to 1.50%	0.25% 0.65% to 1.50%
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value: GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1) Joint GLWB 2011 (1) GLWB 2012 (1) Joint GLWB 2012 (1) GLWB Plus Joint GLWB Plus GLWB Preferred I.S. Joint GLWB Preferred I.S Income Opportunity GLWB Income Opportunity GLWB (Joint Life)	0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%

(1)    No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Select 7	ONcore Select 4
Mortality and Expense Risk Fees	1.15%	1.15% to 1.55%
Administrative Expenses	0.25%	0.25%
Total expenses	1.40%	1.40% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value: GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB Plus Joint GLWB Plus GLWB Preferred I.S. Joint GLWB Preferred I.S Income Opportunity GLWB Income Opportunity GLWB (Joint Life)	1.05% to 2.10% 1.35% to 2.70% 1.20% to 2.00% 1.40% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	1.05% to 2.10% 1.35% to 2.70% 1.20% to 2.00% 1.40% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP 2012	0.65% to 1.30%	0.65% to 1.30%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 27, 2019 the U.S. Equity Select of the Lazard Retirement Series, Inc. – Service Shares liquidated. The value on the day of liquidation was moved to the VIP Government Money Market of the Fidelity® Variable Insurance Products Fund - Service Class.

Effective May 1, 2019, the ON Equity and ON Capital Appreciation of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Large Cap Core of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ClearBridge Small Cap of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Small Cap Growth of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ICON Balanced of the Ohio National Fund Inc. merged into the ON BlackRock Balanced Allocation of the Ohio National Fund Inc.

Effective August 17, 2018, the Managed Tail Risk Fund II of the Federated Insurance Series - Service Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series - Service Shares and the Managed Tail Risk Fund II of the Federated Insurance Series - Primary Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series - Primary Shares.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2019.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

	Purchases	Sales
ONFI - ON Equity Subaccount	$16,959,909	$132,222,490
ONFI - ON Bond Subaccount	17,599,499	30,987,090
ONFI - ON BlackRock Balanced Allocation Subaccount	477,618,994	40,528,858
ONFI - ON International Equity Subaccount	8,267,619	23,850,972
ONFI - ON Capital Appreciation Subaccount	3,423,994	78,650,642
ONFI - ON Foreign Subaccount	3,233,615	11,095,579
ONFI - ON Janus Henderson Forty Subaccount	10,227,549	13,063,956
ONFI - ON Janus Henderson Venture Subaccount	15,703,797	15,729,707
ONFI - ON Janus Henderson Enterprise Subaccount	5,009,222	12,823,692
ONFI - ON S&P 500® Index Subaccount	87,694,412	116,291,008
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	7,425,029	16,608,494
ONFI - ON Federated High Income Bond Subaccount	13,228,867	21,065,729
ONFI - ON ClearBridge Small Cap Subaccount	6,871,414	73,257,052
ONFI - ON Nasdaq-100® Index Subaccount	47,124,188	58,446,002
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	186,963,464	27,640,488
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	65,155,584	13,949,939
ONFI - ON ICON Balanced Subaccount	17,822,833	500,977,345
ONFI - ON S&P MidCap 400® Index Subaccount	7,122,767	12,851,035
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2,301,467	5,312,789
ONFI - ON Risk Managed Balanced Subaccount	75,737,999	71,272,255
ONFI - ON Conservative Model Subaccount	14,087,799	25,564,624
ONFI - ON Moderately Conservative Model Subaccount	22,563,340	64,487,145
ONFI - ON Balanced Model Subaccount	58,105,816	255,364,980
ONFI - ON Moderate Growth Model Subaccount	123,494,751	419,651,146
ONFI - ON Growth Model Subaccount	26,383,735	99,418,297
FIDI - VIP Growth Subaccount	71,914	169,747
FIDI - VIP Equity-Income Subaccount	62,251	120,297
FIDI - VIP High Income Subaccount	1,165	8,914
FIDS - VIP Government Money Market Subaccount	147,375,832	153,100,654
FID2 - VIP Mid Cap Subaccount	41,995,826	60,064,171
FID2 - VIP Contrafund® Subaccount	70,737,487	95,418,108
FID2 - VIP Growth Subaccount	17,859,372	31,291,697
FID2 - VIP Equity-Income Subaccount	19,343,060	31,313,059
FID2 - VIP Real Estate Subaccount	6,861,500	10,966,366
FID2 - VIP Target Volatility Subaccount	22,761,885	47,186,479
JASI - Janus Henderson Research Subaccount	478,002	345,817
JASI - Janus Henderson Overseas Subaccount	46,503	77,413
JASI - Janus Henderson Global Research Subaccount	117,313	331,188
JASI - Janus Henderson Balanced Subaccount	334,405	856,188
JASS - Janus Henderson Research Subaccount	4,122,994	5,696,338
JASS - Janus Henderson Global Research Subaccount	3,582,784	7,820,356
JASS - Janus Henderson Balanced Subaccount	79,227,376	70,726,123
JASS - Janus Henderson Overseas Subaccount	11,908,687	37,814,379
JASS - Janus Henderson U.S. Low Volatility Subaccount	110,692,519	236,507,561
JASS - Janus Henderson Flexible Bond Subaccount	6,844,869	6,119,399
LEGI - ClearBridge Variable Dividend Strategy Subaccount	10,144,784	10,784,097
LEGI - ClearBridge Variable Large Cap Value Subaccount	15,062,037	16,941,173
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	75,878,327	211,558,256
LEG2 - Western Asset Core Plus VIT Subaccount	9,623,965	10,415,244
WFVT - Opportunity Subaccount	417,999	264,991
WFVT - Discovery Subaccount	351,141	680,730
MSVI - VIF Core Plus Fixed Income Subaccount	99,424	137,595
MSVI - VIF U.S. Real Estate Subaccount	131,835	244,604
MSV2 - VIF Core Plus Fixed Income Subaccount	16,792,322	19,076,110
MSV2 - VIF U.S. Real Estate Subaccount	8,432,332	25,452,131
MSV2 - VIF Growth Subaccount	23,976,007	34,577,601
GSVI - Large Cap Value Subaccount	5,234,824	16,113,165
GSVI - U.S. Equity Insights Subaccount	1,876,945	6,225,082
GSVI - Strategic Growth Subaccount	1,769,635	1,640,541
GSVS - Large Cap Value Subaccount	3,717,824	8,738,916
GSVS - U.S. Equity Insights Subaccount	3,257,218	9,003,464
GSVS - Strategic Growth Subaccount	3,592,833	5,865,400
GSVS - Global Trends Allocation Subaccount	16,235,880	24,446,503
LAZS - Emerging Markets Equity Subaccount	14,708,324	46,593,641
LAZS - U.S. Small-Mid Cap Equity Subaccount	2,493,515	7,612,316

	Purchases	Sales
LAZS - U.S. Equity Select Subaccount	139,251	7,849,645
LAZS - International Equity Subaccount	4,243,401	28,433,831
LAZS - Global Dynamic Multi-Asset Subaccount	20,325,496	66,877,231
PRS2 - Jennison 20/20 Focus Subaccount	1,033,901	24,194,458
PRS2 - Jennison Subaccount	4,656,754	15,259,666
JPMI - Small Cap Core Subaccount	13,162,917	16,461,873
JPMI - Mid Cap Value Subaccount	26,838,463	43,126,102
ABVB - VPS Growth & Income Subaccount	4,212,554	4,163,921
ABVB - VPS Small Cap Growth Subaccount	14,241,646	11,224,452
ABVB - VPS Dynamic Asset Allocation Subaccount	12,049,243	41,763,502
ABVB - VPS Global Risk Allocation-Moderate Subaccount	8,430,334	15,247,215
MFSI - New Discovery Subaccount	8,156,710	7,978,423
MFSI - Mid Cap Growth Subaccount	16,390,145	16,951,059
MFSI - Total Return Subaccount	31,884,152	26,416,569
MFS2 - Massachusetts Investors Growth Stock Subaccount	7,653,765	6,635,776
PVIA - Real Return Subaccount	18,595,236	43,584,380
PVIA - Total Return Subaccount	87,232,024	143,714,978
PVIA - Global Bond Opportunities Subaccount	11,686,114	17,315,751
PVIA - CommodityRealReturn® Strategy Subaccount	2,080,497	5,819,053
PVIA - Global Diversified Allocation Subaccount	59,131,665	136,560,629
PVIA - Short-Term Subaccount	25,992,113	39,375,926
PVIA - Low Duration Subaccount	18,637,567	24,265,023
CALI - VP S&P 500 Index Subaccount	12,986	31,535
BNYS - Appreciation Subaccount	3,696,623	6,665,641
ROYI - Small-Cap Subaccount	22,842,861	31,757,947
ROYI - Micro-Cap Subaccount	7,453,969	11,627,569
AIMI - Invesco V.I. Comstock Series I Subaccount	3,788	1,000
AIMI - Invesco V.I. International Growth Series II Subaccount	9,792,573	17,021,625
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	20,609,989	81,342,824
NBAS - AMT Mid Cap Intrinsic Value Subaccount	7,417,631	10,445,004
FRT2 - Franklin Income VIP Subaccount	9,356,561	17,283,510
FRT2 - Franklin Flex Cap Growth VIP Subaccount	1,907,252	2,943,160
FRT2 - Templeton Foreign VIP Subaccount	3,492,534	8,982,528
FRT5 - Franklin VolSmart Allocation VIP Subaccount	14,450,525	27,781,110
FRT4 - Franklin Income VIP Subaccount	11,406,649	26,761,425
FRT4 - Franklin Flex Cap Growth VIP Subaccount	3,615,007	7,099,872
FRT4 - Templeton Foreign VIP Subaccount	8,016,962	27,708,371
FRT4 - Franklin Allocation VIP Subaccount	4,042,187	7,043,772
FEDS - Kaufmann Fund II Service Shares Subaccount	21,182,949	24,270,543
FEDS - Managed Volatility Fund II Primary Shares Subaccount	26,243,004	91,524,263
FEDS - Managed Volatility Fund II Service Shares Subaccount	1,586,678	8,322,733
IVYV - VIP Asset Strategy Subaccount	10,559,747	37,761,893
IVYV - VIP Natural Resources Subaccount	4,109,112	8,803,898
IVYV - VIP Science and Technology Subaccount	18,800,832	29,261,009
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	33,153,933	72,382,527
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	48,560,761	110,820,393
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	56,988,418	93,175,721
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	9,213,366	10,423,296
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	11,561,802	18,624,838
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	7,190,224	9,982,197

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and

Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owners’ Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Equity Subaccount (note 4)	2018	7,956,835	$11.63 to $16.18	$112,802,345	0.65% to 1.80%	-15.36% to -14.38%	0.00%
ONFI - ON Equity Subaccount (note 4)	2017	9,054,104	$13.59 to $19.11	$150,707,561	0.65% to 1.80%	12.64% to 13.92%	0.00%
ONFI - ON Equity Subaccount (note 4)	2016	37,369,931	$11.93 to $16.97	$527,646,464	0.65% to 1.80%	10.72% to 11.98%	0.00%
ONFI - ON Equity Subaccount (note 4)	2015	37,727,018	$10.65 to $15.32	$480,204,182	0.65% to 1.80%	-5.39% to -4.31%	0.62%
ONFI - Money Market Subaccount	2015	16,654,502	$9.21 to $10.14	$187,338,533	0.65% to 1.80%	-1.77% to -0.65%	0.00%
ONFI - ON Bond Subaccount	2019	5,979,272	$12.18 to $16.35	$122,645,696	0.65% to 1.80%	12.70% to 13.99%	2.18%
ONFI - ON Bond Subaccount	2018	6,730,595	$10.81 to $14.34	$121,940,952	0.65% to 1.80%	-4.80% to -3.70%	0.00%
ONFI - ON Bond Subaccount	2017	7,943,054	$11.36 to $14.90	$151,580,255	0.65% to 1.80%	4.30% to 5.48%	0.00%
ONFI - ON Bond Subaccount	2016	7,694,283	$10.89 to $14.12	$140,264,997	0.65% to 1.80%	5.99% to 7.20%	0.00%
ONFI - ON Bond Subaccount	2015	7,967,006	$10.27 to $13.17	$137,077,961	0.65% to 1.80%	-3.78% to -2.68%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	23,328,279	$19.58 to $24.89	$503,637,178	0.65% to 1.80%	27.01% to 28.46%	1.46%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	2,299,690	$15.42 to $19.38	$39,682,933	0.65% to 1.80%	-16.09% to -15.13%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2017	2,447,963	$18.37 to $22.83	$50,385,326	0.65% to 1.80%	18.92% to 20.28%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2016	2,358,202	$18.54 to $18.98	$41,345,070	0.65% to 1.70%	8.39% to 9.52%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2015	1,809,171	$17.10 to $27.50	$30,725,848	0.90% to 1.70%	0.44% to 1.24%	1.09%
ONFI - ON International Equity Subaccount	2019	9,223,806	$10.53 to $11.85	$117,010,787	0.65% to 1.80%	18.58% to 19.94%	1.65%
ONFI - ON International Equity Subaccount	2018	10,590,914	$8.88 to $9.88	$112,618,137	0.65% to 1.80%	-14.87% to -13.89%	0.00%
ONFI - ON International Equity Subaccount	2017	11,342,889	$10.43 to $11.48	$140,991,621	0.65% to 1.80%	24.59% to 26.01%	0.00%
ONFI - ON International Equity Subaccount	2016	12,735,929	$9.11 to $11.42	$126,287,790	0.65% to 1.70%	-6.47% to -5.49%	0.00%
ONFI - ON International Equity Subaccount	2015	13,325,047	$8.96 to $9.64	$140,713,981	0.65% to 1.80%	-2.16% to -1.04%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2018	2,091,687	$15.48 to $36.82	$70,768,330	0.90% to 1.80%	-15.12% to -14.36%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2017	2,422,796	$18.24 to $75.62	$96,185,705	0.90% to 1.80%	13.77% to 14.78%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2016	4,910,525	$16.03 to $19.72	$165,835,003	0.65% to 1.80%	12.63% to 13.92%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2015	13,589,622	$14.23 to $17.31	$393,541,239	0.65% to 1.80%	-3.79% to -2.69%	0.74%
ONFI - ON Foreign Subaccount	2019	2,106,234	$13.37 to $15.13	$40,851,148	0.65% to 1.70%	8.33% to 9.46%	1.52%
ONFI - ON Foreign Subaccount	2018	2,528,491	$9.87 to $12.22	$45,089,244	0.65% to 1.80%	-17.12% to -16.17%	0.00%
ONFI - ON Foreign Subaccount	2017	3,105,100	$11.92 to $14.57	$66,482,352	0.65% to 1.80%	17.73% to 19.07%	0.00%
ONFI - ON Foreign Subaccount	2016	3,093,223	$10.12 to $12.24	$56,056,974	0.65% to 1.80%	-9.17% to -8.14%	0.00%
ONFI - ON Foreign Subaccount	2015	3,193,474	$11.14 to $13.32	$63,722,997	0.65% to 1.80%	7.52% to 8.75%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	2,454,905	$28.79 to $37.75	$53,066,610	0.65% to 1.80%	32.50% to 34.01%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	2,774,464	$21.73 to $28.17	$45,215,627	0.65% to 1.80%	3.35% to 4.53%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2017	3,028,761	$21.02 to $26.95	$46,990,377	0.65% to 1.80%	25.43% to 26.85%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2016	3,099,352	$16.76 to $21.24	$38,344,098	0.65% to 1.80%	1.62% to 2.78%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2015	3,163,739	$20.34 to $20.67	$38,105,750	0.65% to 1.70%	8.30% to 9.43%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2019	3,149,511	$24.10 to $36.12	$70,813,656	0.65% to 1.80%	26.33% to 27.78%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2018	3,608,993	$19.08 to $28.26	$63,933,832	0.65% to 1.80%	-8.03% to -6.97%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2017	4,391,117	$20.75 to $30.38	$83,139,273	0.65% to 1.80%	21.79% to 23.18%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2016	12,950,115	$17.03 to $24.67	$196,710,092	0.65% to 1.80%	4.52% to 5.71%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2015	13,736,168	$16.30 to $23.33	$198,072,962	0.65% to 1.80%	-1.96% to -0.84%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2019	1,484,624	$25.54 to $29.49	$54,969,775	0.65% to 1.70%	34.29% to 35.69%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2018	1,788,961	$16.86 to $18.83	$49,098,949	0.65% to 1.80%	-4.93% to -3.84%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2017	2,042,775	$17.74 to $19.58	$58,616,552	0.65% to 1.80%	24.86% to 26.28%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2016	2,284,420	$14.21 to $15.50	$52,299,928	0.65% to 1.80%	-0.22% to 0.92%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2015	2,550,387	$14.24 to $15.36	$58,385,262	0.65% to 1.80%	-6.73% to -5.66%	0.00%
ONFI - ON S&P 500® Index Subaccount	2019	15,658,273	$24.30 to $27.00	$493,359,658	0.65% to 1.80%	28.66% to 30.12%	1.27%
ONFI - ON S&P 500® Index Subaccount	2018	18,221,038	$18.88 to $20.75	$443,087,751	0.65% to 1.80%	-6.47% to -5.40%	0.00%
ONFI - ON S&P 500® Index Subaccount	2017	20,407,923	$20.19 to $21.93	$526,571,444	0.65% to 1.80%	19.24% to 20.60%	0.00%
ONFI - ON S&P 500® Index Subaccount	2016	34,833,524	$16.93 to $18.18	$745,884,048	0.65% to 1.80%	9.49% to 10.74%	0.00%
ONFI - ON S&P 500® Index Subaccount	2015	16,797,902	$15.46 to $16.42	$329,130,624	0.65% to 1.80%	-0.87% to 0.26%	1.44%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	2,769,865	$19.00 to $19.04	$59,755,905	0.65% to 1.80%	17.10% to 18.44%	2.92%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	3,315,187	$16.08 to $16.23	$60,708,204	0.65% to 1.80%	-10.07% to -9.04%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2017	4,837,144	$17.67 to $18.05	$97,371,977	0.65% to 1.80%	12.60% to 13.88%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2016	25,683,749	$15.52 to $16.03	$458,360,181	0.65% to 1.80%	8.92% to 10.16%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2015	18,122,578	$14.09 to $14.72	$295,233,932	0.65% to 1.80%	2.42% to 3.59%	2.88%
ONFI - ON Federated High Income Bond Subaccount	2019	2,784,897	$14.29 to $21.69	$74,403,619	0.65% to 1.80%	13.25% to 14.54%	4.09%
ONFI - ON Federated High Income Bond Subaccount	2018	3,180,958	$12.62 to $18.94	$74,641,318	0.65% to 1.80%	-4.97% to -3.88%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2017	3,961,396	$13.28 to $19.70	$97,288,621	0.65% to 1.80%	5.08% to 6.27%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2016	12,758,128	$12.64 to $18.54	$291,735,298	0.65% to 1.80%	12.39% to 13.67%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2015	8,601,913	$11.25 to $16.31	$175,868,028	0.65% to 1.80%	-4.78% to -3.69%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2018	1,526,310	$14.94 to $23.99	$62,730,710	0.65% to 1.80%	-10.82% to -9.80%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2017	1,963,553	$16.76 to $26.59	$90,336,247	0.65% to 1.80%	10.23% to 11.48%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2016	6,330,937	$15.20 to $23.85	$260,437,330	0.65% to 1.80%	25.76% to 27.20%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2015	2,527,734	$12.09 to $18.75	$83,882,596	0.65% to 1.80%	-4.19% to -3.09%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2019	9,690,367	$34.25 to $49.88	$189,407,444	0.65% to 1.80%	36.40% to 37.96%	0.51%
ONFI - ON Nasdaq-100® Index Subaccount	2018	11,753,536	$25.11 to $36.15	$168,122,868	0.65% to 1.80%	-2.19% to -1.07%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2017	13,109,700	$25.67 to $36.54	$189,411,087	0.65% to 1.80%	30.07% to 31.55%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2016	12,221,502	$19.74 to $27.78	$135,017,949	0.65% to 1.80%	4.81% to 6.01%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2015	11,661,011	$18.83 to $26.20	$121,139,341	0.65% to 1.80%	7.21% to 8.44%	0.68%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	7,480,457	$22.50 to $25.63	$232,580,794	0.65% to 1.80%	31.24% to 32.74%	1.07%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	1,693,445	$17.15 to $19.31	$40,223,709	0.65% to 1.80%	-19.43% to -18.50%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2017	2,153,434	$21.28 to $23.69	$63,050,935	0.65% to 1.80%	23.60% to 25.00%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2016	8,282,736	$17.22 to $18.95	$194,339,676	0.65% to 1.80%	9.80% to 11.05%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2015	9,561,638	$15.68 to $17.07	$203,350,753	0.65% to 1.80%	2.24% to 3.41%	0.49%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	3,409,099	$19.60 to $25.50	$87,079,030	0.65% to 1.80%	31.70% to 33.20%	0.10%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	1,112,891	$19.14 to $19.73	$21,369,177	0.65% to 1.70%	-6.77% to -5.80%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2017	1,367,721	$20.32 to $21.17	$28,032,135	0.65% to 1.70%	19.55% to 20.79%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2016	5,067,518	$13.38 to $16.82	$86,942,128	0.65% to 1.80%	2.69% to 3.87%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2015	9,074,165	$13.03 to $16.20	$150,956,801	0.65% to 1.80%	-5.94% to -4.87%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2018	26,655,662	$12.47 to $15.61	$441,868,252	0.65% to 1.80%	-12.17% to -11.16%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2017	29,490,153	$14.20 to $17.57	$555,066,632	0.65% to 1.80%	8.97% to 10.21%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2016	52,252,447	$13.03 to $15.94	$921,117,119	0.65% to 1.80%	2.73% to 3.91%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2015	49,052,777	$12.68 to $15.35	$840,014,109	0.65% to 1.80%	-0.33% to 0.81%	1.29%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	2,775,998	$18.20 to $18.34	$51,585,721	0.65% to 1.80%	23.36% to 24.76%	0.86%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	3,116,309	$14.70 to $14.75	$46,518,190	0.65% to 1.80%	-13.03% to -12.03%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2017	3,235,640	$16.71 to $16.96	$54,838,634	0.65% to 1.80%	13.44% to 14.73%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2016	2,870,108	$14.57 to $14.95	$42,538,926	0.65% to 1.80%	7.55% to 8.78%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2015	3,207,584	$13.39 to $18.80	$43,908,922	0.65% to 1.70%	-4.86% to -3.87%	1.36%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	601,030	$23.96 to $26.86	$15,053,523	0.65% to 1.80%	36.23% to 37.78%	0.43%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	752,037	$17.59 to $19.50	$13,750,634	0.65% to 1.80%	-16.40% to -15.44%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2017	865,290	$21.04 to $23.05	$18,825,228	0.65% to 1.80%	27.42% to 28.87%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2016	6,413,652	$16.51 to $17.89	$110,068,598	0.65% to 1.80%	5.84% to 7.05%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2015	6,713,624	$15.60 to $16.71	$108,295,223	0.65% to 1.80%	3.85% to 5.04%	0.40%
ONFI - ON Risk Managed Balanced Subaccount	2019	26,043,977	$14.64 to $15.62	$391,620,897	0.65% to 1.80%	22.95% to 24.35%	1.09%
ONFI - ON Risk Managed Balanced Subaccount	2018	27,722,497	$11.91 to $12.56	$337,254,864	0.65% to 1.80%	-2.53% to -1.41%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2017	26,903,101	$12.22 to $12.74	$334,097,796	0.65% to 1.80%	15.56% to 16.87%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2016	24,661,794	$10.57 to $10.90	$263,866,076	0.65% to 1.80%	1.92% to 3.08%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2015	14,258,313	$10.37 to $10.57	$148,964,082	0.65% to 1.80%	-3.06% to -1.96%	0.45%
ONFI - ON Conservative Model Subaccount	2019	6,695,543	$10.99 to $11.35	$74,632,628	0.65% to 1.80%	11.18% to 12.45%	1.97%
ONFI - ON Conservative Model Subaccount	2018	7,912,911	$9.88 to $10.09	$78,918,149	0.65% to 1.80%	-4.76% to -3.67%	0.00%
ONFI - ON Conservative Model Subaccount	2017	9,560,415	$10.38 to $10.47	$99,607,792	0.65% to 1.80%	3.76%(a) to 4.74%(b)	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2019	19,643,384	$11.22 to $11.55	$222,976,961	0.65% to 1.70%	14.63% to 15.83%	1.73%
ONFI - ON Moderately Conservative Model Subaccount	2018	24,046,874	$9.78 to $9.97	$237,102,108	0.65% to 1.70%	-7.20% to -6.23%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2017	30,821,390	$10.54 to $10.63	$326,069,255	0.65% to 1.70%	5.42%(a) to 6.33%(b)	0.00%
ONFI - ON Balanced Model Subaccount	2019	96,454,325	$11.32 to $11.69	$1,108,244,683	0.65% to 1.80%	17.35% to 18.69%	1.37%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Balanced Model Subaccount	2018	117,600,491	$9.65 to $9.85	$1,145,446,314	0.65% to 1.80%	-9.41% to -8.37%	0.00%
ONFI - ON Balanced Model Subaccount	2017	145,873,775	$10.65 to $10.75	$1,560,463,861	0.65% to 1.80%	6.52%(a) to 7.52%(b)	0.00%
ONFI - ON Moderate Growth Model Subaccount	2019	165,228,625	$11.69 to $12.07	$1,958,573,077	0.65% to 1.80%	21.62% to 23.01%	1.02%
ONFI - ON Moderate Growth Model Subaccount	2018	200,461,126	$9.61 to $9.81	$1,944,129,467	0.65% to 1.80%	-11.73% to -10.72%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2017	241,934,489	$10.89 to $10.99	$2,645,167,193	0.65% to 1.80%	8.89%(a) to 9.91%(b)	0.00%
ONFI - ON Growth Model Subaccount	2019	36,006,071	$11.89 to $12.24	$433,456,101	0.65% to 1.70%	24.36% to 25.65%	0.72%
ONFI - ON Growth Model Subaccount	2018	43,969,073	$9.56 to $9.74	$423,715,805	0.65% to 1.70%	-13.06% to -12.14%	0.00%
ONFI - ON Growth Model Subaccount	2017	49,272,055	$10.99 to $11.09	$543,733,572	0.65% to 1.80%	9.87%(a) to 10.91%(b)	0.00%
FIDI - VIP Growth Subaccount	2019	21,344	$52.26	$1,115,432	1.30%	32.59%	0.25%
FIDI - VIP Growth Subaccount	2018	24,578	$39.41	$968,701	1.30%	-1.46%	0.24%
FIDI - VIP Growth Subaccount	2017	26,086	$40.00	$1,043,353	1.30%	33.41%	0.21%
FIDI - VIP Growth Subaccount	2016	27,792	$29.98	$833,239	1.30%	-0.49%	0.04%
FIDI - VIP Growth Subaccount	2015	31,297	$30.13	$942,958	1.30%	5.80%	0.26%
FIDI - VIP Equity-Income Subaccount	2019	18,523	$38.09	$705,477	1.30%	25.81%	2.03%
FIDI - VIP Equity-Income Subaccount	2018	21,729	$30.27	$657,806	1.30%	-9.48%	2.00%
FIDI - VIP Equity-Income Subaccount	2017	26,757	$33.44	$894,789	1.30%	11.45%	1.71%
FIDI - VIP Equity-Income Subaccount	2016	28,035	$30.01	$841,235	1.30%	16.50%	2.33%
FIDI - VIP Equity-Income Subaccount	2015	29,370	$25.76	$756,448	1.30%	-5.20%	3.19%
FIDI - VIP High Income Subaccount	2019	1,012	$21.73	$21,989	1.30%	13.63%	5.11%
FIDI - VIP High Income Subaccount	2018	1,435	$19.12	$27,450	1.30%	-4.53%	4.67%
FIDI - VIP High Income Subaccount	2017	2,303	$20.03	$46,129	1.30%	5.57%	5.24%
FIDI - VIP High Income Subaccount	2016	2,450	$18.98	$46,482	1.30%	13.14%	5.28%
FIDI - VIP High Income Subaccount	2015	2,952	$16.77	$49,510	1.30%	-4.86%	6.16%
FIDS - VIP Government Money Market Subaccount	2019	11,865,260	$8.94 to $10.30	$132,646,745	0.65% to 1.80%	0.12% to 1.26%	1.89%
FIDS - VIP Government Money Market Subaccount	2018	12,513,322	$8.93 to $10.17	$138,293,008	0.65% to 1.80%	-0.25% to 0.89%	1.53%
FIDS - VIP Government Money Market Subaccount	2017	12,139,555	$8.95 to $10.08	$134,010,562	0.65% to 1.80%	-1.20% to -0.07%	0.56%
FIDS - VIP Government Money Market Subaccount	2016	14,214,571	$9.06 to $10.09	$157,917,206	0.65% to 1.80%	-1.40%(a) to -0.45%(b)	0.12%
FID2 - VIP Mid Cap Subaccount	2019	5,763,099	$17.26 to $24.43	$242,158,489	0.65% to 1.80%	20.99% to 22.38%	0.66%
FID2 - VIP Mid Cap Subaccount	2018	6,871,779	$14.26 to $19.97	$238,655,241	0.65% to 1.80%	-16.29% to -15.33%	0.39%
FID2 - VIP Mid Cap Subaccount	2017	8,037,236	$17.04 to $23.58	$333,170,530	0.65% to 1.80%	18.41% to 19.76%	0.50%
FID2 - VIP Mid Cap Subaccount	2016	14,188,140	$14.39 to $19.69	$482,947,309	0.65% to 1.80%	9.94% to 11.20%	0.31%
FID2 - VIP Mid Cap Subaccount	2015	15,535,107	$13.09 to $17.71	$478,344,891	0.65% to 1.80%	-3.37% to -2.26%	0.25%
FID2 - VIP Contrafund® Subaccount	2019	14,154,526	$21.76 to $26.93	$436,939,131	0.65% to 1.80%	28.95% to 30.43%	0.21%
FID2 - VIP Contrafund® Subaccount	2018	16,721,749	$16.87 to $20.65	$398,230,150	0.65% to 1.80%	-8.30% to -7.25%	0.43%
FID2 - VIP Contrafund® Subaccount	2017	19,643,273	$18.40 to $22.26	$507,737,950	0.65% to 1.80%	19.44% to 20.80%	0.77%
FID2 - VIP Contrafund® Subaccount	2016	21,434,880	$15.40 to $18.43	$461,906,302	0.65% to 1.80%	5.83% to 7.03%	0.60%
FID2 - VIP Contrafund® Subaccount	2015	24,152,170	$14.56 to $17.21	$489,104,435	0.65% to 1.80%	-1.36% to -0.23%	0.80%
FID2 - VIP Growth Subaccount	2019	4,794,873	$26.77 to $32.85	$104,189,358	0.65% to 1.80%	31.61% to 33.11%	0.06%
FID2 - VIP Growth Subaccount	2018	5,829,959	$20.34 to $24.68	$95,146,026	0.65% to 1.80%	-2.20% to -1.08%	0.04%
FID2 - VIP Growth Subaccount	2017	6,396,124	$20.80 to $24.95	$105,336,562	0.65% to 1.80%	32.44% to 33.95%	0.08%
FID2 - VIP Growth Subaccount	2016	5,671,843	$15.70 to $18.62	$70,194,745	0.65% to 1.80%	-1.23% to -0.10%	0.00%
FID2 - VIP Growth Subaccount	2015	6,064,373	$15.90 to $18.64	$75,514,440	0.65% to 1.80%	5.01% to 6.21%	0.03%
FID2 - VIP Equity-Income Subaccount	2019	5,993,995	$19.47 to $20.05	$153,794,232	0.65% to 1.80%	24.86% to 26.29%	1.79%
FID2 - VIP Equity-Income Subaccount	2018	6,982,348	$15.59 to $15.88	$142,780,023	0.65% to 1.80%	-10.16% to -9.13%	1.95%
FID2 - VIP Equity-Income Subaccount	2017	8,379,648	$17.35 to $17.47	$189,551,889	0.65% to 1.80%	10.66% to 11.92%	1.48%
FID2 - VIP Equity-Income Subaccount	2016	8,987,344	$15.61 to $15.68	$182,681,930	0.65% to 1.80%	15.63% to 16.95%	2.39%
FID2 - VIP Equity-Income Subaccount	2015	8,612,556	$13.35 to $13.56	$150,472,859	0.65% to 1.80%	-5.93% to -4.86%	2.85%
FID2 - VIP Real Estate Subaccount	2019	2,094,535	$16.88 to $19.36	$38,608,980	0.65% to 1.80%	20.78% to 22.15%	1.49%
FID2 - VIP Real Estate Subaccount	2018	2,385,981	$13.98 to $15.85	$36,214,758	0.65% to 1.80%	-8.12% to -7.06%	2.40%
FID2 - VIP Real Estate Subaccount	2017	3,043,517	$15.21 to $17.06	$49,779,297	0.65% to 1.80%	1.94% to 3.10%	1.54%
FID2 - VIP Real Estate Subaccount	2016	9,259,897	$14.92 to $16.54	$147,960,482	0.65% to 1.80%	3.60% to 4.78%	1.28%
FID2 - VIP Real Estate Subaccount	2015	9,912,352	$14.40 to $15.79	$151,883,177	0.65% to 1.80%	1.66% to 2.82%	1.63%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FID2 - VIP Target Volatility Subaccount	2019	18,623,615	$14.44 to $15.61	$277,315,905	0.65% to 1.80%	16.55% to 17.88%	1.32%
FID2 - VIP Target Volatility Subaccount	2018	20,879,226	$12.39 to $13.24	$265,419,013	0.65% to 1.80%	-7.66% to -6.60%	1.54%
FID2 - VIP Target Volatility Subaccount	2017	20,602,895	$13.42 to $14.18	$282,319,579	0.65% to 1.80%	14.24% to 15.54%	1.24%
FID2 - VIP Target Volatility Subaccount	2016	17,563,573	$11.74 to $12.27	$209,661,388	0.65% to 1.80%	3.20% to 4.38%	1.18%
FID2 - VIP Target Volatility Subaccount	2015	17,024,776	$11.38 to $11.75	$196,088,443	0.65% to 1.80%	-3.09% to -1.98%	1.25%
JASI - Janus Henderson Research Subaccount	2019	145,857	$23.59 to $29.44	$4,256,809	0.90% to 1.50%	33.52% to 34.31%	0.46%
JASI - Janus Henderson Research Subaccount	2018	155,083	$17.57 to $22.05	$3,380,461	0.90% to 1.50%	-4.03% to -3.45%	0.55%
JASI - Janus Henderson Research Subaccount	2017	165,632	$18.19 to $22.97	$3,753,580	0.90% to 1.50%	26.00% to 26.74%	0.38%
JASI - Janus Henderson Research Subaccount	2016	201,361	$14.36 to $18.23	$3,610,851	0.90% to 1.50%	-0.98% to -0.40%	0.53%
JASI - Janus Henderson Research Subaccount	2015	229,642	$14.41 to $18.42	$4,156,979	0.90% to 1.50%	3.79% to 4.41%	0.61%
JASI - Janus Henderson Overseas Subaccount	2019	37,739	$25.66 to $29.18	$1,011,635	0.90% to 1.50%	25.14% to 25.88%	1.91%
JASI - Janus Henderson Overseas Subaccount	2018	39,207	$20.50 to $23.18	$836,903	0.90% to 1.50%	-16.21% to -15.71%	1.72%
JASI - Janus Henderson Overseas Subaccount	2017	45,989	$24.47 to $27.50	$1,172,250	0.90% to 1.50%	29.19% to 29.95%	1.65%
JASI - Janus Henderson Overseas Subaccount	2016	53,941	$18.94 to $21.16	$1,061,899	0.90% to 1.50%	-7.84% to -7.29%	4.68%
JASI - Janus Henderson Overseas Subaccount	2015	67,073	$20.55 to $22.82	$1,430,040	0.90% to 1.50%	-9.94% to -9.41%	0.59%
JASI - Janus Henderson Global Research Subaccount	2019	84,746	$18.45 to $21.06	$1,717,485	0.90% to 1.50%	27.14% to 27.89%	0.95%
JASI - Janus Henderson Global Research Subaccount	2018	102,227	$14.42 to $16.57	$1,613,162	0.90% to 1.50%	-8.25% to -7.70%	1.12%
JASI - Janus Henderson Global Research Subaccount	2017	110,055	$15.63 to $18.06	$1,890,541	0.90% to 1.50%	25.16% to 25.90%	0.80%
JASI - Janus Henderson Global Research Subaccount	2016	126,176	$12.41 to $14.43	$1,739,707	0.90% to 1.50%	0.56% to 1.15%	1.06%
JASI - Janus Henderson Global Research Subaccount	2015	148,239	$12.27 to $14.35	$2,032,091	0.90% to 1.50%	-3.73% to -3.16%	0.65%
JASI - Janus Henderson Balanced Subaccount	2019	111,243	$34.95 to $40.84	$4,354,548	0.90% to 1.50%	20.78% to 21.50%	1.86%
JASI - Janus Henderson Balanced Subaccount	2018	131,428	$28.77 to $33.81	$4,213,380	0.90% to 1.50%	-0.82% to -0.22%	2.15%
JASI - Janus Henderson Balanced Subaccount	2017	148,108	$28.83 to $34.09	$4,803,832	0.90% to 1.50%	16.69% to 17.38%	1.58%
JASI - Janus Henderson Balanced Subaccount	2016	190,919	$24.56 to $29.22	$5,312,875	0.90% to 1.50%	3.06% to 3.67%	2.20%
JASI - Janus Henderson Balanced Subaccount	2015	213,639	$23.69 to $28.35	$5,780,296	0.90% to 1.50%	-0.87% to -0.28%	1.58%
JASS - Janus Henderson Research Subaccount	2019	1,496,950	$24.02 to $29.52	$26,155,997	0.65% to 1.80%	32.83% to 34.35%	0.30%
JASS - Janus Henderson Research Subaccount	2018	1,758,699	$18.09 to $21.97	$22,969,746	0.65% to 1.80%	-4.57% to -3.47%	0.36%
JASS - Janus Henderson Research Subaccount	2017	1,966,160	$18.95 to $22.76	$26,911,347	0.65% to 1.80%	25.31% to 26.73%	0.25%
JASS - Janus Henderson Research Subaccount	2016	2,085,212	$15.12 to $17.96	$22,593,390	0.65% to 1.80%	-1.50% to -0.38%	0.38%
JASS - Janus Henderson Research Subaccount	2015	2,561,539	$18.03 to $18.73	$27,902,225	0.65% to 1.70%	3.32% to 4.40%	0.47%
JASS - Janus Henderson Global Research Subaccount	2019	2,459,764	$19.82 to $21.97	$31,207,707	0.65% to 1.70%	26.56% to 27.88%	0.84%
JASS - Janus Henderson Global Research Subaccount	2018	3,003,268	$15.50 to $17.36	$29,880,132	0.65% to 1.70%	-8.65% to -7.69%	0.97%
JASS - Janus Henderson Global Research Subaccount	2017	3,258,742	$16.79 to $19.00	$34,853,240	0.65% to 1.70%	24.57% to 25.87%	0.69%
JASS - Janus Henderson Global Research Subaccount	2016	3,404,625	$13.34 to $15.25	$28,795,837	0.65% to 1.70%	0.12% to 1.16%	0.94%
JASS - Janus Henderson Global Research Subaccount	2015	3,928,438	$13.19 to $15.24	$32,915,613	0.65% to 1.70%	-4.16% to -3.16%	0.55%
JASS - Janus Henderson Balanced Subaccount	2019	13,594,398	$18.44 to $26.67	$364,957,042	0.65% to 1.80%	20.11% to 21.48%	1.65%
JASS - Janus Henderson Balanced Subaccount	2018	13,684,140	$15.35 to $21.96	$303,918,063	0.65% to 1.80%	-1.35% to -0.22%	1.79%
JASS - Janus Henderson Balanced Subaccount	2017	10,334,850	$15.56 to $22.00	$234,141,172	0.65% to 1.80%	16.05% to 17.37%	1.48%
JASS - Janus Henderson Balanced Subaccount	2016	7,663,303	$13.41 to $18.75	$153,099,976	0.65% to 1.80%	2.48% to 3.65%	1.93%
JASS - Janus Henderson Balanced Subaccount	2015	8,467,870	$13.08 to $18.09	$164,242,156	0.65% to 1.80%	-1.37% to -0.24%	1.38%
JASS - Janus Henderson Overseas Subaccount	2019	9,502,033	$9.96 to $12.61	$128,021,935	0.65% to 1.70%	24.59% to 25.89%	1.79%
JASS - Janus Henderson Overseas Subaccount	2018	11,675,138	$7.99 to $10.02	$126,065,552	0.65% to 1.70%	-16.56% to -15.69%	1.64%
JASS - Janus Henderson Overseas Subaccount	2017	12,619,462	$8.10 to $11.88	$163,124,694	0.65% to 1.80%	28.50% to 29.96%	1.58%
JASS - Janus Henderson Overseas Subaccount	2016	14,238,924	$6.31 to $9.14	$142,633,413	0.65% to 1.80%	-8.36% to -7.31%	4.66%
JASS - Janus Henderson Overseas Subaccount	2015	16,314,531	$6.88 to $9.86	$176,977,613	0.65% to 1.80%	-10.42% to -9.39%	0.51%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2019	48,370,425	$20.64 to $22.41	$1,031,118,241	0.65% to 1.80%	25.78% to 27.22%	1.63%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2018	57,058,389	$16.41 to $17.62	$962,003,164	0.65% to 1.80%	-6.28% to -5.20%	1.71%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2017	61,694,945	$17.51 to $18.58	$1,104,729,043	0.65% to 1.80%	13.41% to 14.70%	1.39%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2016	58,730,333	$15.44 to $16.20	$923,065,381	0.65% to 1.80%	7.77% to 9.00%	1.55%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2015	46,025,825	$14.32 to $14.86	$668,007,696	0.65% to 1.80%	2.25% to 3.42%	1.67%
JASS - Janus Henderson Flexible Bond Subaccount	2019	3,266,770	$10.35 to $10.92	$34,708,912	0.65% to 1.80%	7.35% to 8.57%	2.88%
JASS - Janus Henderson Flexible Bond Subaccount	2018	3,254,479	$9.64 to $10.05	$32,031,223	0.65% to 1.80%	-3.04% to -1.93%	2.67%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson Flexible Bond Subaccount	2017	3,171,436	$9.95 to $10.25	$32,014,838	0.65% to 1.80%	1.53% to 2.69%	2.56%
JASS - Janus Henderson Flexible Bond Subaccount	2016	2,820,278	$9.80 to $9.98	$27,889,934	0.65% to 1.80%	0.41% to 1.56%	2.74%
JASS - Janus Henderson Flexible Bond Subaccount	2015	1,355,569	$9.76 to $9.83	$13,272,446	0.65% to 1.70%	-2.39%(a) to -1.71%(b)	3.04%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	1,698,585	$23.36 to $25.68	$52,063,720	0.65% to 1.80%	29.26% to 30.74%	1.49%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	1,875,836	$18.08 to $19.64	$44,052,911	0.65% to 1.80%	-6.55% to -5.48%	1.48%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2017	2,142,965	$19.34 to $20.78	$53,609,838	0.65% to 1.80%	17.07% to 18.41%	1.45%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2016	2,264,364	$16.52 to $17.55	$48,072,494	0.65% to 1.80%	12.96% to 14.25%	2.14%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2015	1,429,575	$15.36 to $18.07	$26,780,599	0.65% to 1.70%	-5.90% to -4.92%	1.79%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	2,710,961	$21.18 to $23.43	$87,173,697	0.65% to 1.80%	26.60% to 28.05%	1.73%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	2,976,367	$16.73 to $18.30	$75,054,787	0.65% to 1.80%	-10.49% to -9.47%	1.47%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2017	3,317,679	$18.69 to $20.21	$93,275,946	0.65% to 1.80%	12.81% to 14.10%	1.42%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2016	3,141,208	$16.57 to $17.71	$77,894,387	0.65% to 1.80%	11.00% to 12.27%	1.57%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2015	3,221,078	$14.93 to $15.78	$71,348,410	0.65% to 1.80%	-4.59% to -3.50%	1.54%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2019	83,430,818	$13.89 to $15.21	$1,199,930,487	0.65% to 1.80%	13.81% to 15.11%	2.23%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	94,229,918	$12.21 to $13.21	$1,185,120,871	0.65% to 1.80%	-8.70% to -7.65%	1.74%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	103,035,429	$13.37 to $14.31	$1,412,791,784	0.65% to 1.80%	12.06% to 13.33%	1.47%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	114,673,244	$11.93 to $12.63	$1,396,815,548	0.65% to 1.80%	-1.97% to -0.85%	1.01%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	137,453,060	$12.17 to $12.73	$1,701,689,028	0.65% to 1.80%	-6.94% to -5.88%	1.13%
LEG2 - Western Asset Core Plus VIT Subaccount	2019	3,905,384	$10.82 to $11.41	$43,300,336	0.65% to 1.80%	9.84% to 11.10%	4.33%
LEG2 - Western Asset Core Plus VIT Subaccount	2018	4,111,104	$9.85 to $10.27	$41,291,997	0.65% to 1.80%	-4.37% to -3.27%	3.33%
LEG2 - Western Asset Core Plus VIT Subaccount	2017	4,353,948	$10.31 to $10.62	$45,487,908	0.65% to 1.80%	3.83% to 5.01%	1.27%
LEG2 - Western Asset Core Plus VIT Subaccount	2016	50,186,900	$9.93 to $10.12	$502,299,640	0.65% to 1.80%	2.33% to 3.50%	2.75%
LEG2 - Western Asset Core Plus VIT Subaccount	2015	33,406,178	$9.70 to $9.77	$325,111,082	0.65% to 1.80%	-3.01%(a) to -2.27%(b)	4.65%
WFVT - Opportunity Subaccount	2019	90,850	$40.42 to $40.75	$3,816,035	0.90% to 1.50%	29.52% to 30.29%	0.28%
WFVT - Opportunity Subaccount	2018	96,396	$31.02 to $31.47	$3,125,086	0.90% to 1.50%	-8.53% to -7.98%	0.19%
WFVT - Opportunity Subaccount	2017	102,847	$33.71 to $34.40	$3,635,380	0.90% to 1.50%	18.66% to 19.37%	0.68%
WFVT - Opportunity Subaccount	2016	108,233	$28.24 to $28.99	$3,216,137	0.90% to 1.50%	10.57% to 11.23%	2.00%
WFVT - Opportunity Subaccount	2015	117,852	$25.39 to $26.22	$3,158,659	0.90% to 1.50%	-4.52% to -3.95%	0.13%
WFVT - Small Cap Value Subaccount	2015	16,828	$15.85 to $17.30	$267,045	0.90% to 1.40%	-11.87% to -11.43%	0.24%
WFVT - Discovery Subaccount	2019	74,322	$31.23 to $46.25	$3,388,674	0.90% to 1.50%	36.97% to 37.78%	0.00%
WFVT - Discovery Subaccount	2018	88,994	$22.67 to $33.77	$2,973,872	0.90% to 1.50%	-8.44% to -7.90%	0.00%
WFVT - Discovery Subaccount	2017	96,398	$24.61 to $36.88	$3,517,674	0.90% to 1.50%	27.23% to 27.98%	0.00%
WFVT - Discovery Subaccount	2016	110,575	$19.23 to $28.99	$3,166,261	0.90% to 1.50%	6.05% to 6.69%	0.00%
WFVT - Discovery Subaccount	2015	126,346	$18.02 to $27.34	$3,399,070	0.90% to 1.50%	-2.92% to -2.34%	0.00%
MSVI - VIF Core Plus Fixed Income Subaccount	2019	17,225	$20.15 to $22.43	$356,264	0.90% to 1.40%	9.35% to 9.89%	4.10%
MSVI - VIF Core Plus Fixed Income Subaccount	2018	21,169	$18.43 to $20.41	$398,439	0.90% to 1.40%	-2.03% to -1.54%	2.52%
MSVI - VIF Core Plus Fixed Income Subaccount	2017	33,088	$18.81 to $20.73	$632,145	0.90% to 1.40%	4.78% to 5.30%	3.21%
MSVI - VIF Core Plus Fixed Income Subaccount	2016	42,297	$17.95 to $19.69	$769,219	0.90% to 1.40%	4.65% to 5.16%	2.12%
MSVI - VIF Core Plus Fixed Income Subaccount	2015	65,049	$17.15 to $18.72	$1,122,654	0.90% to 1.40%	-2.02% to -1.54%	3.36%
MSVI - VIF U.S. Real Estate Subaccount	2019	26,490	$47.38 to $53.88	$1,378,404	0.90% to 1.50%	17.18% to 17.88%	1.89%
MSVI - VIF U.S. Real Estate Subaccount	2018	30,020	$40.43 to $45.71	$1,334,024	0.90% to 1.50%	-9.09% to -8.54%	2.70%
MSVI - VIF U.S. Real Estate Subaccount	2017	39,825	$44.47 to $57.90	$1,943,072	0.90% to 1.50%	1.59% to 2.19%	1.51%
MSVI - VIF U.S. Real Estate Subaccount	2016	41,427	$43.77 to $56.66	$2,002,531	0.90% to 1.50%	5.23% to 5.86%	1.32%
MSVI - VIF U.S. Real Estate Subaccount	2015	49,153	$41.60 to $53.53	$2,238,287	0.90% to 1.50%	0.66% to 1.26%	1.35%
MSV2 - VIF Core Plus Fixed Income Subaccount	2019	4,527,306	$12.35 to $15.23	$75,937,528	0.65% to 1.80%	8.65% to 9.90%	3.86%
MSV2 - VIF Core Plus Fixed Income Subaccount	2018	4,783,145	$11.36 to $13.86	$73,601,443	0.65% to 1.80%	-2.67% to -1.55%	2.30%
MSV2 - VIF Core Plus Fixed Income Subaccount	2017	5,818,659	$11.68 to $14.08	$91,746,748	0.65% to 1.80%	4.03% to 5.21%	2.86%
MSV2 - VIF Core Plus Fixed Income Subaccount	2016	5,541,031	$11.22 to $13.38	$83,744,305	0.65% to 1.80%	3.99% to 5.18%	1.64%
MSV2 - VIF Core Plus Fixed Income Subaccount	2015	5,786,277	$11.37 to $12.72	$83,801,484	0.65% to 1.70%	-2.49% to -1.47%	3.19%
MSV2 - VIF U.S. Real Estate Subaccount	2019	1,937,506	$16.51 to $20.18	$70,319,124	0.65% to 1.70%	16.69% to 17.91%	1.63%
MSV2 - VIF U.S. Real Estate Subaccount	2018	2,505,402	$14.00 to $17.29	$77,986,910	0.65% to 1.70%	-9.52% to -8.57%	2.47%
MSV2 - VIF U.S. Real Estate Subaccount	2017	2,945,396	$14.57 to $15.31	$101,204,120	0.65% to 1.80%	1.06% to 2.21%	1.28%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
MSV2 - VIF U.S. Real Estate Subaccount	2016	3,002,500	$14.42 to $14.98	$101,620,893	0.65% to 1.80%	4.66% to 5.86%	1.08%
MSV2 - VIF U.S. Real Estate Subaccount	2015	3,414,643	$13.78 to $14.15	$110,261,065	0.65% to 1.80%	0.12% to 1.26%	1.17%
MSV2 - VIF Growth Subaccount	2019	2,321,552	$30.36 to $45.09	$96,600,717	0.65% to 1.80%	29.14% to 30.62%	0.00%
MSV2 - VIF Growth Subaccount	2018	2,725,690	$23.51 to $34.52	$87,284,163	0.65% to 1.80%	5.39% to 6.60%	0.00%
MSV2 - VIF Growth Subaccount	2017	2,427,259	$22.31 to $32.38	$73,367,331	0.65% to 1.80%	40.30% to 41.90%	0.00%
MSV2 - VIF Growth Subaccount	2016	1,886,558	$15.90 to $22.82	$40,419,447	0.65% to 1.80%	-3.66% to -2.56%	0.00%
MSV2 - VIF Growth Subaccount	2015	2,027,167	$22.79 to $23.42	$44,810,522	0.65% to 1.70%	10.10% to 11.24%	0.00%
GSVI - Large Cap Value Subaccount	2019	4,114,297	$18.86 to $19.35	$82,906,411	0.65% to 1.50%	24.07% to 25.11%	1.44%
GSVI - Large Cap Value Subaccount	2018	4,868,569	$15.08 to $15.60	$78,886,394	0.65% to 1.50%	-9.82% to -9.05%	1.22%
GSVI - Large Cap Value Subaccount	2017	5,550,062	$16.58 to $17.29	$99,472,839	0.65% to 1.50%	8.24% to 9.15%	1.50%
GSVI - Large Cap Value Subaccount	2016	9,242,741	$15.19 to $15.98	$152,824,701	0.65% to 1.50%	9.93% to 10.86%	1.90%
GSVI - Large Cap Value Subaccount	2015	12,170,000	$13.70 to $14.53	$182,667,376	0.65% to 1.50%	-5.83% to -5.03%	1.41%
GSVI - U.S. Equity Insights Subaccount	2019	912,857	$26.76 to $30.43	$25,481,645	0.90% to 1.50%	23.36% to 24.09%	1.20%
GSVI - U.S. Equity Insights Subaccount	2018	1,117,163	$21.69 to $24.52	$25,198,322	0.90% to 1.50%	-7.59% to -7.04%	1.18%
GSVI - U.S. Equity Insights Subaccount	2017	1,225,255	$23.48 to $26.38	$29,834,231	0.90% to 1.50%	22.24% to 22.96%	1.34%
GSVI - U.S. Equity Insights Subaccount	2016	1,421,582	$19.20 to $21.45	$28,235,605	0.90% to 1.50%	9.10% to 9.74%	1.32%
GSVI - U.S. Equity Insights Subaccount	2015	1,535,472	$17.60 to $19.55	$27,914,631	0.90% to 1.50%	-1.67% to -1.09%	1.32%
GSVI - Strategic Growth Subaccount	2019	310,652	$31.83 to $36.20	$10,208,255	0.90% to 1.50%	33.53% to 34.32%	0.29%
GSVI - Strategic Growth Subaccount	2018	337,763	$23.84 to $26.95	$8,289,965	0.90% to 1.50%	-2.51% to -1.93%	0.42%
GSVI - Strategic Growth Subaccount	2017	401,660	$24.27 to $24.45	$10,069,532	0.65% to 1.50%	28.74% to 29.82%	0.50%
GSVI - Strategic Growth Subaccount	2016	450,884	$16.77 to $18.99	$8,767,927	0.90% to 1.50%	0.48% to 1.07%	0.63%
GSVI - Strategic Growth Subaccount	2015	488,893	$16.59 to $18.90	$9,435,392	0.90% to 1.50%	1.87% to 2.47%	0.34%
GSVS - Large Cap Value Subaccount	2019	2,469,124	$17.63 to $18.20	$42,325,338	0.65% to 1.80%	23.39% to 24.80%	1.21%
GSVS - Large Cap Value Subaccount	2018	2,898,634	$14.13 to $14.75	$39,874,460	0.65% to 1.80%	-10.34% to -9.31%	0.98%
GSVS - Large Cap Value Subaccount	2017	3,462,667	$15.58 to $16.45	$52,530,562	0.65% to 1.80%	7.63% to 8.85%	0.84%
GSVS - Large Cap Value Subaccount	2016	16,017,687	$14.31 to $15.28	$224,804,275	0.65% to 1.80%	9.32% to 10.56%	1.44%
GSVS - Large Cap Value Subaccount	2015	24,338,160	$12.94 to $13.98	$310,159,455	0.65% to 1.80%	-6.27% to -5.20%	1.20%
GSVS - U.S. Equity Insights Subaccount	2019	704,516	$25.13 to $30.95	$17,284,252	0.65% to 1.70%	22.84% to 24.12%	0.92%
GSVS - U.S. Equity Insights Subaccount	2018	996,732	$20.24 to $25.19	$19,619,906	0.65% to 1.70%	-7.93% to -6.96%	0.85%
GSVS - U.S. Equity Insights Subaccount	2017	1,104,677	$21.76 to $27.36	$23,118,973	0.65% to 1.70%	21.74% to 23.01%	1.40%
GSVS - U.S. Equity Insights Subaccount	2016	810,995	$17.69 to $22.48	$13,938,477	0.65% to 1.70%	8.62% to 9.76%	0.99%
GSVS - U.S. Equity Insights Subaccount	2015	1,013,790	$16.12 to $16.16	$15,898,729	0.65% to 1.80%	-2.17% to -1.05%	1.06%
GSVS - Strategic Growth Subaccount	2019	936,155	$28.64 to $32.42	$25,699,640	0.65% to 1.70%	33.06% to 34.45%	0.05%
GSVS - Strategic Growth Subaccount	2018	1,128,107	$21.30 to $24.37	$23,159,777	0.65% to 1.70%	-2.98% to -1.97%	0.00%
GSVS - Strategic Growth Subaccount	2017	1,208,165	$21.73 to $25.12	$25,596,131	0.65% to 1.70%	28.19% to 29.52%	0.28%
GSVS - Strategic Growth Subaccount	2016	1,148,929	$16.78 to $19.59	$18,966,305	0.65% to 1.70%	-0.01% to 1.03%	0.39%
GSVS - Strategic Growth Subaccount	2015	1,180,719	$16.09 to $16.60	$19,093,143	0.65% to 1.80%	1.32% to 2.47%	0.11%
GSVS - Global Trends Allocation Subaccount	2019	11,079,817	$12.64 to $13.79	$145,039,857	0.65% to 1.80%	9.96% to 11.21%	1.42%
GSVS - Global Trends Allocation Subaccount	2018	12,237,112	$11.49 to $12.40	$144,987,629	0.65% to 1.80%	-6.04% to -4.96%	0.64%
GSVS - Global Trends Allocation Subaccount	2017	12,899,308	$12.23 to $13.04	$161,855,033	0.65% to 1.80%	11.12% to 12.38%	0.31%
GSVS - Global Trends Allocation Subaccount	2016	12,686,875	$11.01 to $11.61	$142,555,732	0.65% to 1.80%	2.49% to 3.66%	0.25%
GSVS - Global Trends Allocation Subaccount	2015	15,304,897	$10.74 to $11.20	$167,045,958	0.65% to 1.80%	-7.48% to -6.43%	0.09%
LAZS - Emerging Markets Equity Subaccount	2019	5,427,998	$9.68 to $16.01	$168,468,987	0.65% to 1.80%	16.05% to 17.38%	0.88%
LAZS - Emerging Markets Equity Subaccount	2018	6,461,390	$8.34 to $13.64	$173,520,953	0.65% to 1.80%	-20.01% to -19.09%	1.82%
LAZS - Emerging Markets Equity Subaccount	2017	6,771,096	$10.42 to $16.86	$229,016,575	0.65% to 1.80%	25.57% to 27.00%	1.52%
LAZS - Emerging Markets Equity Subaccount	2016	13,583,849	$8.30 to $13.27	$349,477,689	0.65% to 1.80%	18.64% to 20.00%	1.02%
LAZS - Emerging Markets Equity Subaccount	2015	15,638,722	$7.00 to $11.06	$336,771,402	0.65% to 1.80%	-21.47% to -20.57%	1.15%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2019	952,701	$17.77 to $23.57	$36,145,975	0.65% to 1.80%	27.63% to 29.09%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2018	1,105,688	$13.92 to $18.26	$32,796,880	0.65% to 1.80%	-14.78% to -13.80%	0.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2017	1,239,384	$21.18 to $21.51	$43,118,167	0.65% to 1.70%	12.05% to 13.21%	0.35%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2016	1,436,732	$18.71 to $19.20	$44,528,756	0.65% to 1.70%	13.85% to 15.04%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount	2015	1,485,074	$12.83 to $16.26	$40,137,010	0.65% to 1.80%	-4.11% to -3.01%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
LAZS - U.S. Equity Select Subaccount (note 4)	2018	319,664	$16.73 to $20.56	$6,233,211	0.90% to 1.80%	-5.04% to -4.18%	0.79%
LAZS - U.S. Equity Select Subaccount (note 4)	2017	306,783	$17.61 to $21.46	$6,285,437	0.90% to 1.80%	16.02% to 17.05%	1.62%
LAZS - U.S. Equity Select Subaccount (note 4)	2016	309,971	$15.18 to $17.70	$5,450,456	0.90% to 1.80%	7.49% to 8.45%	0.10%
LAZS - U.S. Equity Select Subaccount (note 4)	2015	405,875	$14.12 to $16.32	$6,625,550	0.90% to 1.80%	-7.11% to -6.28%	0.44%
LAZS - International Equity Subaccount	2019	6,063,956	$13.08 to $14.10	$102,652,696	0.65% to 1.80%	18.87% to 20.22%	0.34%
LAZS - International Equity Subaccount	2018	7,576,473	$11.01 to $11.73	$107,307,036	0.65% to 1.80%	-15.44% to -14.47%	1.50%
LAZS - International Equity Subaccount	2017	8,388,376	$13.02 to $13.71	$139,856,439	0.65% to 1.80%	20.18% to 21.55%	1.45%
LAZS - International Equity Subaccount	2016	42,375,023	$10.83 to $11.28	$586,184,813	0.65% to 1.80%	-5.98% to -4.91%	1.34%
LAZS - International Equity Subaccount	2015	41,863,370	$11.52 to $11.86	$612,809,156	0.65% to 1.80%	-0.05% to 1.09%	1.58%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	22,160,502	$15.44 to $16.84	$353,950,745	0.65% to 1.80%	15.70% to 17.03%	0.05%
LAZS - Global Dynamic Multi-Asset Subaccount	2018	25,001,447	$13.34 to $14.39	$343,381,497	0.65% to 1.80%	-8.23% to -7.17%	1.34%
LAZS - Global Dynamic Multi-Asset Subaccount	2017	22,984,125	$14.54 to $15.50	$342,278,964	0.65% to 1.80%	18.40% to 19.75%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2016	20,627,395	$12.28 to $12.95	$258,365,619	0.65% to 1.80%	1.48% to 2.63%	0.29%
LAZS - Global Dynamic Multi-Asset Subaccount	2015	15,198,498	$12.10 to $12.62	$186,718,089	0.65% to 1.80%	-2.21% to -1.09%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2019	2,531,087	$25.75 to $26.62	$82,254,756	0.65% to 1.70%	26.25% to 27.57%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2018	3,312,308	$20.39 to $20.87	$84,863,882	0.65% to 1.70%	-7.31% to -6.34%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2017	4,230,296	$17.09 to $22.28	$116,542,831	0.65% to 1.80%	27.46% to 28.91%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2016	5,030,547	$13.41 to $17.28	$108,584,174	0.65% to 1.80%	-0.56% to 0.58%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2015	5,720,744	$13.48 to $17.18	$123,526,168	0.65% to 1.80%	3.99% to 5.18%	0.00%
PRS2 - Jennison Subaccount	2019	2,182,946	$27.63 to $35.68	$53,536,230	0.65% to 1.80%	30.47% to 31.96%	0.00%
PRS2 - Jennison Subaccount	2018	2,670,686	$21.18 to $27.04	$49,446,252	0.65% to 1.80%	-2.94% to -1.82%	0.00%
PRS2 - Jennison Subaccount	2017	2,520,332	$21.82 to $27.54	$48,156,892	0.65% to 1.80%	33.73% to 35.25%	0.00%
PRS2 - Jennison Subaccount	2016	2,179,833	$16.32 to $20.36	$31,395,964	0.65% to 1.80%	-3.04% to -1.93%	0.00%
PRS2 - Jennison Subaccount	2015	2,447,299	$16.83 to $20.76	$35,966,039	0.65% to 1.80%	9.07% to 10.31%	0.00%
JPMI - Small Cap Core Subaccount	2019	2,170,078	$20.60 to $24.61	$66,250,068	0.65% to 1.80%	22.37% to 23.77%	0.40%
JPMI - Small Cap Core Subaccount	2018	2,535,463	$16.83 to $19.89	$62,914,993	0.65% to 1.80%	-13.50% to -12.50%	0.38%
JPMI - Small Cap Core Subaccount	2017	2,900,964	$19.46 to $22.73	$82,805,582	0.65% to 1.80%	13.20% to 14.48%	0.32%
JPMI - Small Cap Core Subaccount	2016	2,604,101	$17.19 to $19.85	$65,335,514	0.65% to 1.80%	18.09% to 19.44%	0.52%
JPMI - Small Cap Core Subaccount	2015	1,805,490	$14.56 to $16.62	$38,365,235	0.65% to 1.80%	-6.96% to -5.89%	0.14%
JPMI - Mid Cap Value Subaccount	2019	4,480,698	$21.36 to $27.13	$211,373,870	0.65% to 1.80%	24.52% to 25.94%	1.60%
JPMI - Mid Cap Value Subaccount	2018	5,191,061	$17.15 to $21.54	$195,857,405	0.65% to 1.80%	-13.40% to -12.41%	0.98%
JPMI - Mid Cap Value Subaccount	2017	6,124,959	$19.81 to $24.60	$266,730,746	0.65% to 1.80%	11.76% to 13.03%	0.81%
JPMI - Mid Cap Value Subaccount	2016	6,567,762	$17.73 to $21.76	$256,240,385	0.65% to 1.80%	12.67% to 13.95%	0.86%
JPMI - Mid Cap Value Subaccount	2015	6,430,115	$15.73 to $19.10	$223,406,213	0.65% to 1.80%	-4.38% to -3.28%	1.01%
ABVB - VPS Growth & Income Subaccount	2019	700,813	$14.20 to $28.15	$17,502,937	0.90% to 1.80%	21.43% to 22.51%	1.03%
ABVB - VPS Growth & Income Subaccount	2018	774,317	$11.70 to $22.98	$15,916,123	0.90% to 1.80%	-7.52% to -6.69%	0.79%
ABVB - VPS Growth & Income Subaccount	2017	220,199	$12.67 to $24.63	$4,760,014	0.90% to 1.70%	16.62% to 17.54%	1.26%
ABVB - VPS Growth & Income Subaccount	2016	64,836	$10.86 to $20.95	$1,173,466	0.90% to 1.70%	8.63%(a) to 10.08%	0.88%
ABVB - VPS Growth & Income Subaccount	2015	5,867	$17.54	$102,916	1.40%	0.03%	1.21%
ABVB - VPS Small Cap Growth Subaccount	2019	637,015	$18.83 to $19.63	$26,266,556	0.65% to 1.80%	33.60% to 35.13%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2018	632,831	$14.09 to $14.52	$19,691,939	0.65% to 1.80%	-2.87% to -1.75%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2017	221,913	$14.51 to $14.78	$7,354,394	0.65% to 1.80%	31.42% to 32.92%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2016	41,134	$11.04 to $28.99	$963,472	0.90% to 1.80%	5.27% to 10.38%(b)	0.00%
ABVB - VPS Small Cap Growth Subaccount	2015	1,662	$25.38	$42,169	1.40%	-2.89%	0.00%
ABVB - VPS Dynamic Asset Allocation Subaccount	2019	18,407,346	$13.18 to $14.52	$252,441,157	0.65% to 1.80%	13.20% to 14.50%	1.79%
ABVB - VPS Dynamic Asset Allocation Subaccount	2018	20,818,923	$11.64 to $12.68	$250,987,338	0.65% to 1.80%	-9.00% to -7.95%	1.61%
ABVB - VPS Dynamic Asset Allocation Subaccount	2017	22,372,054	$12.79 to $13.77	$294,935,902	0.65% to 1.80%	12.31% to 13.59%	1.77%
ABVB - VPS Dynamic Asset Allocation Subaccount	2016	23,724,622	$11.39 to $12.13	$277,121,400	0.65% to 1.80%	1.54% to 2.70%	0.57%
ABVB - VPS Dynamic Asset Allocation Subaccount	2015	21,770,431	$11.22 to $11.81	$249,182,652	0.65% to 1.80%	-3.05% to -1.94%	0.66%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	8,085,929	$11.27 to $11.88	$93,031,807	0.65% to 1.80%	15.25% to 16.56%	1.95%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2018	8,765,244	$9.78 to $10.19	$87,076,763	0.65% to 1.80%	-6.53% to -5.46%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2017	9,145,508	$10.46 to $10.78	$96,765,187	0.65% to 1.80%	9.54% to 10.79%	0.35%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2016	8,054,414	$9.55 to $9.73	$77,472,722	0.65% to 1.80%	2.40% to 3.57%	0.30%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2015	5,425,154	$9.32 to $9.40	$50,734,750	0.65% to 1.80%	-6.75%(a) to -6.04%(b)	0.00%
MFSI - New Discovery Subaccount	2019	686,222	$20.67 to $34.84	$25,896,341	0.65% to 1.80%	38.78% to 40.36%	0.00%
MFSI - New Discovery Subaccount	2018	813,500	$14.89 to $24.83	$22,018,758	0.65% to 1.80%	-3.47% to -2.36%	0.00%
MFSI - New Discovery Subaccount	2017	763,736	$22.21 to $25.42	$21,279,760	0.65% to 1.70%	24.23% to 25.52%	0.00%
MFSI - New Discovery Subaccount	2016	811,565	$12.43 to $23.87	$18,106,047	0.90% to 1.80%	6.87% to 7.83%	0.00%
MFSI - New Discovery Subaccount	2015	891,297	$11.63 to $18.74	$18,537,205	0.65% to 1.80%	-3.88% to -2.78%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	2,201,107	$25.74 to $29.37	$56,089,537	0.65% to 1.80%	35.83% to 37.39%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	2,525,166	$18.95 to $21.38	$47,090,562	0.65% to 1.80%	-0.84% to 0.30%	0.00%
MFSI - Mid Cap Growth Subaccount	2017	3,006,436	$19.11 to $21.31	$55,841,811	0.65% to 1.80%	24.44% to 25.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2016	3,040,977	$15.36 to $16.93	$45,095,165	0.65% to 1.80%	2.77% to 3.94%	0.00%
MFSI - Mid Cap Growth Subaccount	2015	2,730,898	$14.94 to $16.29	$39,265,650	0.65% to 1.80%	2.59% to 3.76%	0.00%
MFSI - Total Return Subaccount	2019	6,882,707	$16.33 to $19.57	$155,577,140	0.65% to 1.80%	17.99% to 19.34%	2.14%
MFSI - Total Return Subaccount	2018	6,859,149	$13.84 to $16.40	$130,768,264	0.65% to 1.80%	-7.55% to -6.48%	2.06%
MFSI - Total Return Subaccount	2017	6,490,673	$14.97 to $17.54	$134,099,022	0.65% to 1.80%	10.05% to 11.30%	2.40%
MFSI - Total Return Subaccount	2016	3,653,143	$13.60 to $15.76	$69,963,057	0.65% to 1.80%	6.89% to 8.11%	2.73%
MFSI - Total Return Subaccount	2015	3,351,221	$14.58 to $14.71	$59,720,114	0.65% to 1.70%	-2.24% to -1.22%	2.33%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	1,569,175	$17.20 to $18.15	$27,659,193	0.65% to 1.80%	37.12% to 38.68%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	1,627,114	$12.54 to $13.09	$20,798,364	0.65% to 1.80%	-1.21% to -0.08%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2017	1,944,428	$12.70 to $13.10	$25,033,966	0.65% to 1.80%	25.84% to 27.28%	0.43%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2016	1,850,444	$10.09 to $10.29	$18,833,045	0.65% to 1.80%	3.97% to 5.16%	0.39%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2015	1,805,444	$9.70 to $9.79	$17,585,800	0.65% to 1.80%	-2.96%(a) to -2.12%(b)	0.60%
PVIA - Real Return Subaccount	2019	10,296,590	$10.45 to $15.29	$171,748,357	0.65% to 1.80%	6.52% to 7.74%	1.65%
PVIA - Real Return Subaccount	2018	11,821,938	$9.81 to $14.20	$185,269,515	0.65% to 1.80%	-3.95% to -2.84%	2.46%
PVIA - Real Return Subaccount	2017	14,210,237	$10.21 to $14.61	$232,018,425	0.65% to 1.80%	1.82% to 2.98%	2.13%
PVIA - Real Return Subaccount	2016	29,963,166	$10.03 to $14.19	$476,840,176	0.65% to 1.80%	3.34% to 4.52%	2.24%
PVIA - Real Return Subaccount	2015	32,240,007	$9.70 to $13.57	$494,400,701	0.65% to 1.80%	-4.43% to -3.33%	3.93%
PVIA - Total Return Subaccount	2019	22,434,821	$11.27 to $17.52	$400,738,215	0.65% to 1.80%	6.45% to 7.66%	3.01%
PVIA - Total Return Subaccount	2018	26,013,487	$10.59 to $16.27	$436,213,515	0.65% to 1.80%	-2.30% to -1.18%	2.53%
PVIA - Total Return Subaccount	2017	29,784,272	$10.83 to $16.47	$511,210,315	0.65% to 1.80%	3.08% to 4.26%	2.00%
PVIA - Total Return Subaccount	2016	45,717,954	$10.51 to $15.79	$758,376,663	0.65% to 1.80%	0.87% to 2.02%	2.09%
PVIA - Total Return Subaccount	2015	53,253,486	$10.42 to $15.48	$868,677,370	0.65% to 1.80%	-1.31% to -0.18%	4.31%
PVIA - Global Bond Opportunities Subaccount	2019	3,480,144	$9.69 to $15.54	$60,240,537	0.65% to 1.80%	4.25% to 5.44%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	3,860,087	$9.29 to $14.74	$63,676,309	0.65% to 1.80%	-5.90% to -4.82%	6.29%
PVIA - Global Bond Opportunities Subaccount	2017	4,330,234	$9.88 to $15.48	$75,937,597	0.65% to 1.80%	6.71% to 7.93%	1.97%
PVIA - Global Bond Opportunities Subaccount	2016	4,575,404	$9.26 to $14.35	$75,175,742	0.65% to 1.80%	2.20% to 3.37%	1.51%
PVIA - Global Bond Opportunities Subaccount	2015	4,912,477	$9.06 to $13.88	$78,502,125	0.65% to 1.80%	-5.72% to -4.64%	1.85%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	2,762,523	$4.57 to $5.82	$15,183,797	0.65% to 1.80%	9.46% to 10.71%	4.42%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	3,577,629	$4.17 to $5.26	$17,794,117	0.65% to 1.80%	-15.66% to -14.69%	2.08%
PVIA - CommodityRealReturn® Strategy Subaccount	2017	4,036,737	$4.95 to $6.16	$23,670,281	0.65% to 1.80%	0.35% to 1.49%	11.13%
PVIA - CommodityRealReturn® Strategy Subaccount	2016	4,299,332	$4.93 to $6.07	$24,987,818	0.65% to 1.80%	13.12% to 14.41%	1.13%
PVIA - CommodityRealReturn® Strategy Subaccount	2015	4,655,218	$4.36 to $5.31	$23,754,534	0.65% to 1.80%	-27.02% to -26.19%	4.50%
PVIA - Global Diversified Allocation Subaccount	2019	55,060,040	$13.71 to $14.96	$781,396,456	0.65% to 1.80%	19.56% to 20.93%	2.61%
PVIA - Global Diversified Allocation Subaccount	2018	61,652,401	$11.47 to $12.37	$728,183,074	0.65% to 1.80%	-10.56% to -9.53%	1.91%
PVIA - Global Diversified Allocation Subaccount	2017	61,650,517	$12.82 to $13.68	$810,369,654	0.65% to 1.80%	14.81% to 16.12%	3.03%
PVIA - Global Diversified Allocation Subaccount	2016	54,536,935	$11.17 to $11.78	$621,308,428	0.65% to 1.80%	5.90% to 7.11%	1.80%
PVIA - Global Diversified Allocation Subaccount	2015	45,716,612	$10.55 to $11.00	$489,650,952	0.65% to 1.80%	-7.24% to -6.18%	2.92%
PVIA - Short-Term Subaccount	2019	6,533,588	$9.99 to $10.72	$67,520,499	0.65% to 1.80%	0.98% to 2.13%	2.47%
PVIA - Short-Term Subaccount	2018	7,939,590	$9.89 to $10.49	$80,673,374	0.65% to 1.80%	-0.27% to 0.87%	2.21%
PVIA - Short-Term Subaccount	2017	4,938,829	$9.92 to $10.40	$50,106,590	0.65% to 1.80%	0.60% to 1.74%	1.70%
PVIA - Short-Term Subaccount	2016	4,991,679	$9.86 to $10.22	$50,077,905	0.65% to 1.80%	0.56% to 1.71%	1.59%
PVIA - Short-Term Subaccount	2015	4,217,739	$9.81 to $10.05	$41,829,167	0.65% to 1.80%	-0.67% to 0.46%	0.98%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PVIA - Low Duration Subaccount	2019	3,047,829	$9.82 to $10.35	$30,685,436	0.65% to 1.80%	2.19% to 3.36%	2.76%
PVIA - Low Duration Subaccount	2018	3,672,536	$9.61 to $10.02	$35,943,178	0.65% to 1.80%	-1.45% to -0.32%	1.98%
PVIA - Low Duration Subaccount	2017	2,438,860	$9.75 to $10.05	$24,106,830	0.65% to 1.80%	-0.41% to 0.72%	1.36%
PVIA - Low Duration Subaccount	2016	13,049,140	$9.79 to $9.98	$128,834,919	0.65% to 1.80%	-0.39% to 0.75%	1.50%
PVIA - Low Duration Subaccount	2015	10,164,207	$9.83 to $9.90	$100,223,081	0.65% to 1.80%	-1.73%(a) to -0.98%(b)	7.95%
CALI - VP S&P 500 Index Subaccount	2019	7,742	$20.91 to $22.72	$170,126	0.90% to 1.40%	29.34% to 29.98%	1.74%
CALI - VP S&P 500 Index Subaccount	2018	9,284	$16.17 to $17.48	$157,533	0.90% to 1.40%	-6.06% to -5.59%	1.92%
CALI - VP S&P 500 Index Subaccount	2017	9,723	$17.21 to $18.51	$175,335	0.90% to 1.40%	19.79% to 20.38%	1.47%
CALI - VP S&P 500 Index Subaccount	2016	9,829	$14.37 to $15.38	$147,691	0.90% to 1.40%	10.04% to 10.58%	1.27%
CALI - VP S&P 500 Index Subaccount	2015	9,981	$13.06 to $13.91	$136,038	0.90% to 1.40%	-0.42% to 0.08%	0.18%
BNYS - Appreciation Subaccount	2019	708,655	$20.90 to $35.61	$23,142,959	0.90% to 1.80%	33.38% to 34.57%	0.91%
BNYS - Appreciation Subaccount	2018	902,801	$15.67 to $26.47	$22,031,105	0.90% to 1.80%	-8.75% to -7.94%	1.00%
BNYS - Appreciation Subaccount	2017	1,117,055	$17.17 to $21.26	$29,700,082	0.65% to 1.80%	24.77% to 26.19%	1.09%
BNYS - Appreciation Subaccount	2016	1,330,624	$13.76 to $16.85	$28,334,859	0.65% to 1.80%	5.73% to 6.94%	1.40%
BNYS - Appreciation Subaccount	2015	1,488,232	$13.01 to $15.76	$29,851,287	0.65% to 1.80%	-4.43% to -3.34%	1.43%
ROYI - Small-Cap Subaccount	2019	3,461,726	$18.91 to $20.83	$124,424,381	0.65% to 1.70%	16.68% to 17.90%	0.65%
ROYI - Small-Cap Subaccount	2018	4,096,206	$16.21 to $17.66	$126,701,034	0.65% to 1.70%	-9.88% to -8.94%	0.70%
ROYI - Small-Cap Subaccount	2017	4,915,936	$14.48 to $19.40	$168,869,577	0.65% to 1.80%	3.52% to 4.70%	0.93%
ROYI - Small-Cap Subaccount	2016	5,426,132	$13.99 to $18.53	$178,922,660	0.65% to 1.80%	18.82% to 20.18%	1.29%
ROYI - Small-Cap Subaccount	2015	9,200,641	$11.77 to $15.42	$248,285,589	0.65% to 1.80%	-13.36% to -12.37%	0.56%
ROYI - Micro-Cap Subaccount	2019	1,900,968	$14.81 to $15.76	$52,489,623	0.65% to 1.70%	17.55% to 18.78%	0.00%
ROYI - Micro-Cap Subaccount	2018	2,207,493	$12.60 to $13.27	$51,943,710	0.65% to 1.70%	-10.57% to -9.64%	0.00%
ROYI - Micro-Cap Subaccount	2017	2,626,373	$14.09 to $14.68	$69,451,723	0.65% to 1.70%	3.43% to 4.51%	0.65%
ROYI - Micro-Cap Subaccount	2016	2,954,562	$13.62 to $14.05	$75,618,830	0.65% to 1.70%	17.71% to 18.94%	0.64%
ROYI - Micro-Cap Subaccount	2015	4,021,275	$8.67 to $11.81	$86,233,194	0.65% to 1.80%	-14.01% to -13.02%	0.00%
AIMI - Invesco V.I. Comstock Series I Subaccount	2019	834	$29.18 to $32.48	$27,070	0.90% to 1.40%	23.57% to 24.18%	2.00%
AIMI - Invesco V.I. Comstock Series I Subaccount	2018	859	$23.61 to $26.16	$22,465	0.90% to 1.40%	-13.38% to -12.95%	1.69%
AIMI - Invesco V.I. Comstock Series I Subaccount	2017	924	$27.26 to $30.05	$27,755	0.90% to 1.40%	16.23% to 16.80%	2.02%
AIMI - Invesco V.I. Comstock Series I Subaccount	2016	1,239	$23.45 to $25.72	$31,873	0.90% to 1.40%	15.68% to 16.25%	1.49%
AIMI - Invesco V.I. Comstock Series I Subaccount	2015	1,781	$20.28 to $22.13	$39,400	0.90% to 1.40%	-7.28% to -6.82%	1.90%
AIMI - Invesco V.I. International Growth Series II Subaccount	2019	4,590,569	$13.30 to $14.32	$62,286,566	0.65% to 1.80%	25.97% to 27.41%	1.25%
AIMI - Invesco V.I. International Growth Series II Subaccount	2018	5,523,384	$10.56 to $11.24	$59,037,967	0.65% to 1.80%	-16.71% to -15.76%	1.82%
AIMI - Invesco V.I. International Growth Series II Subaccount	2017	6,138,952	$12.67 to $13.34	$77,942,709	0.65% to 1.80%	20.56% to 21.94%	1.27%
AIMI - Invesco V.I. International Growth Series II Subaccount	2016	5,821,432	$10.51 to $10.94	$60,897,660	0.65% to 1.80%	-2.45% to -1.34%	1.17%
AIMI - Invesco V.I. International Growth Series II Subaccount	2015	5,626,127	$10.78 to $11.09	$59,818,558	0.65% to 1.80%	-4.34% to -3.24%	1.47%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2019	32,233,403	$12.82 to $14.04	$428,621,082	0.65% to 1.80%	12.85% to 14.14%	0.00%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	36,566,539	$11.36 to $12.30	$428,858,960	0.65% to 1.80%	-8.37% to -7.32%	1.28%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	39,941,205	$12.39 to $13.27	$508,833,378	0.65% to 1.80%	7.90% to 9.12%	3.87%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	39,632,067	$11.49 to $12.16	$465,725,710	0.65% to 1.80%	9.54% to 10.79%	0.19%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2015	35,989,627	$10.49 to $10.97	$384,089,230	0.65% to 1.80%	-6.09% to -5.02%	3.93%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	2,256,005	$20.44 to $22.22	$40,830,419	0.65% to 1.70%	14.49% to 15.68%	0.22%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	2,640,201	$17.67 to $19.41	$41,512,203	0.65% to 1.70%	-16.90% to -16.03%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2017	2,916,305	$17.36 to $21.04	$54,951,260	0.65% to 1.80%	14.30% to 15.60%	0.49%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2016	3,231,491	$15.19 to $18.20	$52,938,917	0.65% to 1.80%	13.93% to 15.23%	0.24%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2015	3,633,992	$13.33 to $15.79	$51,975,184	0.65% to 1.80%	-10.14% to -9.11%	0.37%
FRT2 - Franklin Income VIP Subaccount	2019	3,888,966	$19.67 to $20.77	$78,446,360	0.90% to 1.50%	14.34% to 15.02%	5.39%
FRT2 - Franklin Income VIP Subaccount	2018	4,538,523	$17.21 to $18.06	$80,006,808	0.90% to 1.50%	-5.73% to -5.16%	4.81%
FRT2 - Franklin Income VIP Subaccount	2017	5,181,433	$18.25 to $19.04	$96,658,695	0.90% to 1.50%	8.06% to 8.70%	4.18%
FRT2 - Franklin Income VIP Subaccount	2016	5,841,926	$16.89 to $17.52	$100,631,953	0.90% to 1.50%	12.34% to 13.01%	4.99%
FRT2 - Franklin Income VIP Subaccount	2015	6,689,370	$15.04 to $15.50	$102,408,387	0.90% to 1.50%	-8.43% to -7.88%	4.67%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2019	569,006	$28.45 to $28.68	$16,679,686	0.65% to 1.50%	29.23% to 30.32%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2018	630,367	$21.83 to $22.19	$14,271,581	0.65% to 1.50%	1.60% to 2.47%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2017	712,571	$21.84 to $23.54	$15,837,312	0.90% to 1.50%	25.07% to 25.81%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2016	815,822	$17.46 to $18.71	$14,464,130	0.90% to 1.50%	-4.32% to -3.75%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2015	998,260	$18.25 to $19.44	$18,529,429	0.90% to 1.50%	2.82% to 3.43%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2019	3,084,397	$12.76 to $14.47	$45,734,304	0.65% to 1.50%	10.87% to 11.80%	1.73%
FRT2 - Templeton Foreign VIP Subaccount	2018	3,526,527	$11.41 to $13.05	$47,050,672	0.65% to 1.50%	-16.70% to -15.99%	2.63%
FRT2 - Templeton Foreign VIP Subaccount	2017	3,777,707	$13.59 to $15.67	$60,371,621	0.65% to 1.50%	14.97% to 15.94%	1.96%
FRT2 - Templeton Foreign VIP Subaccount	2016	11,133,928	$11.72 to $13.63	$154,658,645	0.65% to 1.50%	5.59% to 6.48%	1.96%
FRT2 - Templeton Foreign VIP Subaccount	2015	11,965,281	$11.00 to $12.91	$157,043,175	0.65% to 1.50%	-7.88% to -7.10%	3.19%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	15,551,097	$11.48 to $12.11	$182,341,737	0.65% to 1.80%	15.86% to 17.19%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2018	16,728,105	$9.91 to $10.33	$168,453,274	0.65% to 1.80%	-8.51% to -7.45%	0.49%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2017	16,887,391	$10.83 to $11.16	$185,043,607	0.65% to 1.80%	13.65% to 14.95%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2016	12,769,563	$9.53 to $9.71	$122,565,284	0.65% to 1.80%	2.74% to 3.92%	0.41%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2015	5,888,660	$9.28 to $9.35	$54,778,659	0.65% to 1.80%	-7.25%(a) to -6.54%(b)	1.66%
FRT4 - Franklin Income VIP Subaccount	2019	5,521,825	$14.20 to $17.33	$90,028,644	0.65% to 1.80%	14.00% to 15.30%	5.14%
FRT4 - Franklin Income VIP Subaccount	2018	6,864,394	$12.45 to $15.03	$97,508,036	0.65% to 1.80%	-6.12% to -5.04%	4.60%
FRT4 - Franklin Income VIP Subaccount	2017	8,616,924	$13.26 to $15.82	$129,445,706	0.65% to 1.80%	7.62% to 8.84%	3.95%
FRT4 - Franklin Income VIP Subaccount	2016	8,840,762	$12.33 to $14.54	$122,669,583	0.65% to 1.80%	11.86% to 13.13%	4.75%
FRT4 - Franklin Income VIP Subaccount	2015	9,608,212	$11.02 to $12.85	$118,480,623	0.65% to 1.80%	-8.79% to -7.75%	4.46%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2019	1,052,753	$21.54 to $25.12	$25,255,035	0.65% to 1.80%	28.71% to 30.18%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2018	1,261,609	$16.73 to $19.30	$23,326,530	0.65% to 1.80%	1.26% to 2.43%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2017	1,321,771	$16.52 to $18.84	$23,925,806	0.65% to 1.80%	24.55% to 25.97%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2016	1,465,197	$13.27 to $14.96	$21,106,474	0.65% to 1.80%	-4.70% to -3.61%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2015	1,804,086	$13.92 to $15.52	$27,008,143	0.65% to 1.80%	2.47% to 3.64%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2019	7,035,074	$10.20 to $10.95	$73,928,203	0.65% to 1.80%	10.51% to 11.77%	1.48%
FRT4 - Templeton Foreign VIP Subaccount	2018	9,174,444	$9.23 to $9.80	$86,030,485	0.65% to 1.80%	-17.04% to -16.09%	2.35%
FRT4 - Templeton Foreign VIP Subaccount	2017	9,959,048	$11.12 to $11.67	$111,560,042	0.65% to 1.80%	14.56% to 15.87%	1.03%
FRT4 - Templeton Foreign VIP Subaccount	2016	44,350,488	$9.71 to $10.08	$435,604,003	0.65% to 1.80%	5.20% to 6.40%	1.84%
FRT4 - Templeton Foreign VIP Subaccount	2015	45,425,008	$9.23 to $9.47	$421,590,970	0.65% to 1.80%	-8.30% to -7.25%	3.06%
FRT4 - Franklin Allocation VIP Subaccount	2019	2,113,323	$16.31 to $18.18	$33,270,517	0.65% to 1.70%	17.56% to 18.79%	3.28%
FRT4 - Franklin Allocation VIP Subaccount	2018	2,517,483	$12.57 to $13.73	$33,477,834	0.65% to 1.80%	-11.19% to -10.17%	2.87%
FRT4 - Franklin Allocation VIP Subaccount	2017	2,980,985	$14.15 to $15.29	$44,177,625	0.65% to 1.80%	9.81% to 11.06%	2.54%
FRT4 - Franklin Allocation VIP Subaccount	2016	3,130,944	$12.89 to $13.77	$41,864,043	0.65% to 1.80%	10.93% to 12.19%	3.65%
FRT4 - Franklin Allocation VIP Subaccount	2015	3,321,166	$11.62 to $12.27	$39,641,651	0.65% to 1.80%	-7.90% to -6.85%	2.85%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	2,833,039	$24.99 to $26.82	$71,871,297	0.65% to 1.80%	30.57% to 32.06%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	3,232,354	$19.05 to $20.21	$62,127,502	0.65% to 1.80%	1.73% to 2.90%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2017	3,074,530	$18.73 to $19.64	$57,765,553	0.65% to 1.80%	25.72% to 27.15%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2016	3,164,397	$14.90 to $15.45	$47,052,287	0.65% to 1.80%	1.59% to 2.75%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2015	3,818,452	$14.66 to $15.04	$55,180,851	0.65% to 1.80%	4.28% to 5.47%	0.00%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2019	25,427,950	$15.99 to $17.51	$421,743,120	0.65% to 1.80%	18.10% to 19.45%	2.15%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2018	29,916,358	$13.54 to $14.66	$417,915,776	0.65% to 1.80%	-10.12% to -9.09%	2.88%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2017	31,065,195	$15.06 to $16.12	$480,250,290	0.65% to 1.80%	16.03% to 17.35%	3.87%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2016	32,798,678	$12.98 to $13.74	$434,931,531	0.65% to 1.80%	5.79% to 6.99%	5.06%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2015	39,119,397	$12.27 to $12.84	$488,233,865	0.65% to 1.80%	-9.19% to -8.15%	4.17%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2019	3,695,274	$10.66 to $10.81	$39,575,405	0.65% to 1.70%	17.91% to 19.14%	2.06%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2018	4,407,368	$9.04 to $9.08	$39,898,142	0.65% to 1.80%	-9.62%(a) to -9.23%(b)	0.00%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2017	5,522,132	$9.23 to $9.68	$51,853,725	0.65% to 1.80%	8.72% to 9.96%	1.41%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2016	6,766,146	$8.49 to $8.80	$58,179,671	0.65% to 1.80%	-5.99% to -4.91%	1.46%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2015	6,971,868	$9.03 to $9.26	$63,498,730	0.65% to 1.80%	-8.27% to -7.22%	1.48%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2017	2,396,070	$9.37 to $9.59	$22,710,846	0.90% to 1.80%	8.99% to 9.96%	1.60%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2016	2,327,966	$8.59 to $8.72	$20,148,924	0.90% to 1.80%	-5.71% to -4.87%	1.42%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2015	1,171,084	$9.11 to $9.17	$10,701,566	0.90% to 1.80%	-8.87%(a) to -8.33%(b)	0.00%
IVYV - VIP Asset Strategy Subaccount	2019	8,316,751	$12.88 to $18.40	$142,056,000	0.65% to 1.80%	19.62% to 20.99%	2.02%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
IVYV - VIP Asset Strategy Subaccount	2018	10,485,090	$10.77 to $15.21	$149,022,711	0.65% to 1.80%	-7.12% to -6.05%	1.72%
IVYV - VIP Asset Strategy Subaccount	2017	13,095,137	$11.59 to $16.19	$199,461,749	0.65% to 1.80%	16.19% to 17.51%	1.52%
IVYV - VIP Asset Strategy Subaccount	2016	16,162,783	$9.98 to $13.78	$210,832,844	0.65% to 1.80%	-4.29% to -3.20%	0.59%
IVYV - VIP Asset Strategy Subaccount	2015	22,664,990	$10.42 to $14.23	$307,075,294	0.65% to 1.80%	-9.97% to -8.94%	0.37%
IVYV - VIP Natural Resources Subaccount	2019	4,333,122	$7.15 to $7.45	$29,105,263	0.65% to 1.70%	7.63% to 8.75%	0.97%
IVYV - VIP Natural Resources Subaccount	2018	5,014,799	$6.57 to $6.92	$31,143,256	0.65% to 1.70%	-24.52% to -23.73%	0.30%
IVYV - VIP Natural Resources Subaccount	2017	6,026,437	$6.26 to $8.62	$49,327,220	0.65% to 1.80%	1.15% to 2.31%	0.13%
IVYV - VIP Natural Resources Subaccount	2016	6,441,680	$6.19 to $8.42	$51,845,201	0.65% to 1.80%	21.62% to 23.01%	0.69%
IVYV - VIP Natural Resources Subaccount	2015	6,380,620	$5.09 to $6.85	$41,970,257	0.65% to 1.80%	-23.77% to -22.90%	0.10%
IVYV - VIP Science and Technology Subaccount	2019	2,475,838	$28.21 to $44.49	$102,494,850	0.65% to 1.80%	46.84% to 48.52%	0.00%
IVYV - VIP Science and Technology Subaccount	2018	2,997,438	$19.21 to $29.96	$84,066,525	0.65% to 1.80%	-6.92% to -5.85%	0.00%
IVYV - VIP Science and Technology Subaccount	2017	3,475,416	$20.64 to $31.82	$104,173,944	0.65% to 1.80%	29.79% to 31.27%	0.00%
IVYV - VIP Science and Technology Subaccount	2016	3,541,073	$15.90 to $24.24	$81,392,310	0.65% to 1.80%	-0.25% to 0.89%	0.00%
IVYV - VIP Science and Technology Subaccount	2015	4,188,440	$15.94 to $24.03	$95,928,049	0.65% to 1.80%	-4.60% to -3.51%	0.00%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2019	28,327,362	$12.42 to $13.57	$363,743,294	0.65% to 1.70%	12.64% to 13.81%	2.16%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2018	32,672,683	$10.94 to $11.92	$370,918,496	0.65% to 1.80%	-7.71% to -6.65%	1.62%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2017	37,484,039	$11.86 to $12.77	$458,541,460	0.65% to 1.80%	8.63% to 9.87%	1.50%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2016	40,895,505	$10.92 to $11.62	$458,150,270	0.65% to 1.80%	4.35% to 5.54%	1.29%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2015	44,693,798	$10.46 to $11.01	$477,261,920	0.65% to 1.80%	-6.19% to -5.11%	1.25%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	44,527,181	$12.99 to $14.20	$597,307,680	0.65% to 1.70%	14.36% to 15.55%	2.12%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	51,865,310	$11.28 to $12.29	$605,964,560	0.65% to 1.80%	-8.87% to -7.82%	1.59%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	57,988,180	$12.38 to $13.33	$739,820,419	0.65% to 1.80%	11.84% to 13.11%	1.58%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	64,372,005	$11.07 to $11.78	$730,788,110	0.65% to 1.80%	4.43% to 5.63%	1.48%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	72,139,874	$10.60 to $11.16	$780,337,703	0.65% to 1.80%	-8.02% to -6.96%	1.34%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2019	40,202,202	$12.80 to $13.99	$530,437,585	0.65% to 1.70%	15.12% to 16.32%	1.89%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2018	46,135,218	$11.04 to $12.03	$526,823,239	0.65% to 1.80%	-10.35% to -9.32%	1.49%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2017	50,223,992	$12.31 to $13.26	$636,961,491	0.65% to 1.80%	15.58% to 16.90%	1.56%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2016	56,567,751	$10.65 to $11.35	$617,803,913	0.65% to 1.80%	3.70% to 4.89%	1.63%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2015	64,084,941	$10.27 to $10.82	$671,599,440	0.65% to 1.80%	-10.75% to -9.73%	1.40%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2019	4,917,460	$10.75 to $11.34	$54,062,138	0.65% to 1.80%	12.46% to 13.74%	2.13%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2018	5,221,988	$9.56 to $9.97	$50,752,330	0.65% to 1.80%	-7.82% to -6.76%	1.64%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2017	4,959,789	$10.37 to $10.69	$52,058,201	0.65% to 1.80%	8.63% to 9.87%	1.54%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2016	4,160,177	$9.55 to $9.73	$40,010,640	0.65% to 1.80%	4.15% to 5.34%	1.54%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2015	2,064,671	$9.17 to $9.24	$18,978,075	0.65% to 1.80%	-8.34%(a) to -7.64%(b)	2.49%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	8,510,603	$10.82 to $11.41	$94,085,410	0.65% to 1.80%	14.11% to 15.41%	2.08%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	9,648,841	$9.48 to $9.88	$92,933,244	0.65% to 1.80%	-9.02% to -7.98%	1.61%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	8,946,748	$10.42 to $10.74	$94,302,704	0.65% to 1.80%	11.83% to 13.10%	1.62%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	7,424,602	$9.32 to $9.50	$69,677,428	0.65% to 1.80%	4.27% to 5.46%	1.73%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	3,796,542	$8.94 to $9.00	$34,016,351	0.65% to 1.80%	-10.64%(a) to -9.95%(b)	2.53%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2019	4,852,388	$10.73 to $11.32	$53,264,505	0.65% to 1.80%	14.87% to 16.18%	1.83%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2018	5,492,930	$9.34 to $9.74	$52,177,810	0.65% to 1.80%	-10.46% to -9.43%	1.54%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2017	4,535,310	$10.43 to $10.75	$47,876,327	0.65% to 1.80%	15.38% to 16.70%	1.62%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2016	3,420,042	$9.04 to $9.22	$31,153,475	0.65% to 1.80%	3.64% to 4.83%	1.76%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2015	1,972,175	$8.72 to $8.79	$17,254,823	0.65% to 1.80%	-12.75%(a) to -12.09%(b)	2.86%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in Note 6. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio

April 1, 2020

Appendix

Statements of assets and contract owners’ equity as of December 31, 2019, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation-Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. Comstock Series I Subaccount

Invesco V.I. International Growth Series II Subaccount

BNY MELLON VARIABLE INVESTMENT FUND—SERVICE SHARES

Appreciation Subaccount (1)

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

FEDERATED INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

Managed Volatility Fund II Primary Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND—INITIAL CLASS

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP High Income Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST—CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST—CLASS 4

Franklin Allocation VIP Subaccount (1)

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST—CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST—INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST—SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST—CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES—INSTITUTIONAL SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

JANUS ASPEN SERIES—SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

Janus Henderson U.S. Low Volatility Subaccount

LAZARD RETIREMENT SERIES, INC.—SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi-Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST—CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST—CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST—SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II—SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.—CLASS I

VIF Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.—CLASS II

VIF Core Plus Fixed Income Subaccount

VIF Growth Subaccount

VIF U.S. Real Estate Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST—S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST—CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST—CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON BlackRock Advantage Large Cap Core Subaccount (1)

ON BlackRock Advantage Large Cap Growth Subaccount (1)

ON BlackRock Advantage Large Cap Value Subaccount (1)

ON BlackRock Advantage Small Cap Growth Subaccount (1)

ON BlackRock Balanced Allocation Subaccount (1)

ON Bond Subaccount

ON Conservative Model Subaccount

ON Federated High Income Bond Subaccount

ON Foreign Subaccount

ON Growth Model Subaccount

ON International Equity Subaccount

ON Janus Henderson Enterprise Subaccount

ON Janus Henderson Forty Subaccount

ON Janus Henderson Venture Subaccount

ON Moderate Growth Model Subaccount

ON Moderately Conservative Model Subaccount

ON Nasdaq-100® Index Subaccount

ON Risk Managed Balanced Subaccount

ON S&P 500® Index Subaccount

ON S&P MidCap 400® Index Subaccount

PIMCO VARIABLE INSURANCE TRUST—ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND—INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC.—CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

WELLS FARGO VARIABLE TRUST

Discovery Subaccount

Opportunity Subaccount

Statements of assets and contract owners’ equity as of December 31, 2019, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019, and the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INSURANCE SERIES

Managed Volatility Fund II Service Shares Subaccount

Statements of operations for the period from January 1, 2019 to May 1, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to May 1, 2019 (liquidation) and the year ended December 31, 2018.

OHIO NATIONAL FUND, INC.

ON Capital Appreciation Subaccount

ON ClearBridge Small Cap Subaccount

ON Equity Subaccount

ON ICON Balanced Subaccount

Statements of operations for the period from January 1, 2019 to December 27, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to December 27, 2019 (liquidation) and the year ended December 31, 2018.

LAZARD RETIREMENT SERIES, INC.—SERVICE SHARES

U.S. Equity Select Subaccount

Statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II Primary Shares Subaccount

Managed Tail Risk Fund II Service Shares Subaccount

(1) See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2019, 2018 and 2017

(With Independent Auditors’ Report Thereon)

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated financial statements of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and its subsidiaries (collectively, the “Company”), which comprise the consolidated balance sheets as of December 31, 2019 and 2018, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2019, and the related notes and consolidated financial statement schedules I, III, IV, and V (collectively, “consolidated financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2019, in accordance with U.S. generally accepted accounting principles.

Columbus, Ohio

March 26, 2020

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2019 and 2018

(Dollars in thousands, except share amounts)

Assets	2019	2018
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$8,544,533	10,434,702
Fixed maturity securities on loan	238,652	303,757
Trading securities, at fair value:
Fixed maturity securities	160	850
Equity securities, at fair value	5,998	23,637
Equity securities on loan, at fair value	—	274
Mortgage loans on real estate, net	1,373,321	1,257,785
Real estate, net	25,758	26,407
Policy loans	869,624	761,014
Other long-term investments	171,286	152,586
Short-term investments securities lending collateral	246,578	313,492
Short-term investments	149,296	117,859

Total investments	11,625,206	13,392,363

Cash and cash equivalents	207,672	148,589
Accrued investment income	76,726	99,989
Deferred policy acquisition costs	1,397,007	1,719,893
Reinsurance recoverable	5,003,628	3,131,135
Reinsurance deposit asset	905,770	—
Derivative funds withheld due from affiliate	29,377	2,707
Operating lease right-of-use assets	18,689	—
Other assets	283,298	222,418
Federal income tax recoverable	1,988	30,607
Assets held in separate accounts	19,926,103	19,489,189

Total assets	$39,475,464	38,236,890

Liabilities and Equity
Future policy benefits and claims	$14,638,644	14,062,251
Policyholders’ dividend accumulations	32,964	34,266
Other policyholder funds	165,914	159,798
Notes payable (net of unamortized discount and debt issuance costs of $3,282 in 2019 and $3,478 in 2018)	307,218	307,022
Deferred federal income taxes	299,598	267,567
Payable to affiliate for derivative funds withheld program	4,860	127,849
Reinsurance funds withheld due to affiliate, net	525,879	470,621
Operating lease liabilities	18,689	—
Other liabilities	434,419	395,827
Payables for securities lending collateral	246,578	313,492
Liabilities related to separate accounts	19,926,103	19,489,189

Total liabilities	36,600,866	35,627,882

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income (loss)	210,961	(14,007)
Retained earnings	2,365,561	2,324,939
Total stockholder’s equity	2,874,598	2,609,008
Total liabilities and equity	$39,475,464	38,236,890

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2019	2018	2017
Revenues:
Traditional life insurance premiums	$813,810	779,789	708,481
Annuity premiums and charges	392,321	335,153	320,036
Universal life policy charges	144,368	142,731	150,626
Accident and health insurance premiums	25,238	21,284	17,994
Investment management fees	45,181	51,450	28,626
Change in value of trading securities	—	—	(57)
Change in value of trading fixed maturity securities	(4)	(45)	—
Change in value of equity securities	(421)	(3,945)	—
Net investment income	496,688	516,931	480,375
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	2,426	2,312	(4,778)
Portion of impairment losses recognized in other comprehensive income (loss)	(7,386)	(4,539)	(11,349)
Net other-than-temporary impairment losses on securities recognized in earnings	(4,960)	(2,227)	(16,127)
Realized gains, excluding other-than-temporary impairment losses on securities	213,151	3,570	2,595
Total investment gains (losses)	208,191	1,343	(13,532)
Derivative instruments	(51,711)	(10,643)	(14,868)
Other income	125,924	105,366	102,054
	2,199,585	1,939,414	1,779,735
Benefits and expenses:
Benefits and claims	1,296,676	1,126,302	1,163,955
Provision for policyholders’ dividends on participating policies	114,298	108,640	97,540
Amortization of deferred policy acquisition costs	300,143	137,970	159,620
Commissions, net	137,362	180,124	167,313
Other operating costs and expenses	257,920	301,799	246,160
	2,106,399	1,854,835	1,834,588
Income (loss) before income taxes	93,186	84,579	(54,853)
Income taxes:
Current expense (benefit)	18,547	(7,985)	(30,393)
Deferred benefit	(20,983)	(199)	(270,182)
	(2,436)	(8,184)	(300,575)
Net income	$95,622	92,763	245,722

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

			Tax
		Before	(expense)	After
		tax	benefit	tax
2019

Net income	$			95,622
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(3,636)	736	(2,900)
Unrealized gains (losses) on derivative instruments		299	(63)	236
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		583,142	(112,946)	470,196
Deferred acquisition costs		(107,926)	22,665	(85,261)
Future policy benefits and claims		(20,287)	4,260	(16,027)
Other policyholder funds		25,670	(5,391)	20,279
Less:
Net gains on securities available-for-sale realized during the period		207,561	(43,588)	163,973
Amortization of pension and other post-retirement benefits		(3,061)	643	(2,418)
Total other comprehensive income		272,762	(47,794)	224,968
Total comprehensive income				$320,590

2018
Net income	$			92,763
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		2,871	(603)	2,268
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(296,690)	59,452	(237,238)
Deferred acquisition costs		80,543	(16,914)	63,629
Future policy benefits and claims		9,297	(1,952)	7,345
Other policyholder funds		(17,990)	3,778	(14,212)
Less:
Net gains on securities available-for-sale realized during the period		14,555	(3,057)	11,498
Amortization of pension and other post-retirement benefits		(3,270)	687	(2,583)
Total other comprehensive loss		(233,254)	46,131	(187,123)
Total comprehensive loss				$(94,360)

2017
Net income	$			245,722
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(3,621)	(4,326)	(7,947)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		94,525	16,448	110,973
Deferred acquisition costs		(26,819)	(3,331)	(30,150)
Future policy benefits and claims		(2,833)	(341)	(3,174)
Other policyholder funds		8,863	(617)	8,246
Less:
Net gains on securities available-for-sale realized during the period		16,121	(3,385)	12,736
Amortization of pension and other post-retirement benefits		(3,176)	667	(2,509)
Total other comprehensive income including tax reform adjustment		57,170	10,551	67,721
Stranded tax effects of the tax reform rate change, net[1]		—	(34,165)	(34,165)
Total other comprehensive income		57,170	(23,614)	33,556
Total comprehensive income				$279,278

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity
Balance, December 31, 2016	$10,000	288,076	108,752	2,147,262	2,554,090
Tax reform adjustment	—	—	34,165	(34,165)	—
Dividends to stockholder	—	—	—	(70,000)	(70,000)
Comprehensive income:
Net income	—	—	—	245,722	245,722
Other comprehensive income	—	—	33,556	—	33,556
Total comprehensive income					279,278
Balance, December 31, 2017	10,000	288,076	176,473	2,288,819	2,763,368
Impact of adoption of ASU 2016-01*	—	—	(3,357)	3,357	—
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive loss:
Net income	—	—	—	92,763	92,763
Other comprehensive loss	—	—	(187,123)	—	(187,123)
Total comprehensive loss					(94,360)
Balance, December 31, 2018	10,000	288,076	(14,007)	2,324,939	2,609,008
Dividends to stockholder	—	—	—	(55,000)	(55,000)
Comprehensive income:
Net income	—	—	—	95,622	95,622
Other comprehensive income	—	—	224,968	—	224,968
Total comprehensive income					320,590
Balance, December 31, 2019	$10,000	288,076	210,961	2,365,561	2,874,598

*See Note 3 for futher detail.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2019	2018	2017
Cash flows from operating activities:
Net income	$95,622	92,763	245,722
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account values	246,032	238,527	225,658
Universal life and investment-type product policy fees	(394,549)	(406,714)	(399,096)
Capitalization of deferred policy acquisition costs	(154,974)	(200,028)	(231,846)
Amortization of deferred policy acquisition costs	300,143	137,970	159,620
Amortization and depreciation	8,433	10,386	11,817
Net realized (gains) losses on investments and derivative instruments	(156,480)	9,300	28,400
Change in value of trading securities	—	—	57
Change in value of trading fixed maturity securities	4	45	—
Change in value of equity securities	421	3,945	—
Deferred federal income tax benefit	(20,983)	(199)	(270,182)
Decrease (increase) in accrued investment income	23,263	(6,091)	(3,668)
(Increase) decrease in derivative funds withheld due from affiliate	(26,670)	9,237	(3,271)
Increase in operating lease right-of-use assets	(18,689)	—	—
Decrease (increase) in other assets and reinsurance recoverable	(25,687)	(695,506)	102,822
Increase in policyholder liabilities	568,683	684,048	532,138
Increase in policyholders’ dividend accumulations and other funds	10,816	25,689	13,542
Decrease (increase) in federal income tax recoverable	28,619	9,703	(21,737)
(Decrease) increase in payable to affiliate for derivative funds withheld program	(122,989)	99,075	(87,045)
(Decrease) increase in reinsurance funds withheld due to affiliate, net	(12,929)	494,826	—
Increase in operating lease liabilities	18,689	—	—
Increase in other liabilities	9,411	10,100	103,226
Other, net	605	(2,871)	(6,234)
Net cash provided by operating activities	376,791	514,205	399,923
Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	137,872	311,832	172,026
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	1,067,298	1,006,631	790,736
Proceeds from sale of equity securities	20,952	6,740	15,055
Proceeds from maturity of fixed maturity held-to-maturity securities	—	—	47,749
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	—	—	71,456
Proceeds from repayment of mortgage loans on real estate	158,930	195,319	205,000
Proceeds from sale of real estate	—	—	—
Cost of fixed maturity available-for-sale securities acquired	(1,443,056)	(2,499,152)	(1,515,212)
Cost of equity securities acquired	(2,536)	(78)	(3,028)
Cost of fixed maturity held-to-maturity securities acquired	—	—	(172,597)
Cost of mortgage loans on real estate acquired	(274,471)	(244,352)	(254,894)
Cost of real estate acquired	(382)	(3,116)	(11)
Cost of property, plant and equipment acquired	(397)	(652)	—
Derivative payments, net	(37,684)	(38,201)	(15,057)
Change in payables for securities lending collateral, net	(66,914)	303,811	(264,799)
Net increase in short-term investments	(31,438)	(59,789)	(3,983)
Change in policy loans, net	(108,610)	(102,803)	(84,336)
Change in payable for securities and mortgage loans on real estate	2,667	(17,787)	—
Company owned life insurance settlement proceeds	—	98	—
Change in other invested assets, net	62,768	(11,945)	(51,370)
Net cash used in investing activities	(515,001)	(1,153,444)	(1,063,265)

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows (Continued)

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2019	2018	2017
Cash flows from financing activities:
Universal life and investment product account deposits	585,845	1,806,166	1,853,270
Universal life and investment product account withdrawals	(432,827)	(948,060)	(1,367,630)
Change in reinsurance deposit asset	32,483	—	—
Dividends paid to parent	(55,000)	(60,000)	(70,000)
Other financing activities	(122)	150	—
Net cash provided by financing activities	130,379	798,256	415,640
Net (decrease) increase in cash and cash equivalents	(7,831)	159,017	(247,702)
Cash and cash equivalents, beginning of period	462,081	303,064	550,766
Cash and cash equivalents, end of period	$454,250	462,081	303,064
Supplemental disclosures:
Federal income tax (received) paid	$(10,626)	17,396	9,491
Interest paid on notes payable	22,011	22,019	22,011
Reinsurance funds withheld embedded derivative liability change	47,065	(13,654)	—
Non-cash consideration for reinsurance recoverable	1,858,332	—	—
Non-cash consideration for available-for-sale bonds transferred for reinsurance	(2,796,585)	—	—
Non-cash consideration for reinsurance deposit asset	938,253	—	—

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company.”

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Sunrise Captive Re, LLC (“SUNR”), an Ohio authorized reinsurer, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health (disability) insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offered a full range of life, disability, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. The Company announced on September 6, 2018 that it will exclusively focus on growing its life insurance and disability insurance product lines going forward. The decision follows a comprehensive strategic review of the Company’s businesses, taking into account the continuously changing regulatory landscape, the sustained low interest rate environment, and the increasing cost of doing business, as well as growth opportunities and the Company’s competitive strengths. Effective September 15, 2018, the Company is no longer accepting applications for annuities or new retirement plans, while continuing to service and support existing clients in both product lines.

In 2018, the Company offered certain variable annuity policyholders with the guaranteed minimum income benefit (“GMIB”) rider the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced guaranteed lifetime withdrawal benefit (“GLWB”) rider. More than $500,000 in account value was exchanged under this program.

Additionally, in late 2018 and into 2019, the Company offered to buy-back certain variable annuity policies from policyholders with the GMIB rider. The Company paid approximately $115,000 and $58,000 related to the buy-back during 2019 and 2018, respectively, which is included in benefits and claims on the corresponding statements of income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

NSLAC is licensed in 17 states and the District of Columbia and services an existing portfolio of variable annuity products. Effective March 16, 2018, NSLAC no longer actively markets or issues new individual variable annuity business, which currently represents the majority of NSLAC’s inforce contracts and policies.

ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

SUNR was capitalized in 2018 and was approved on January 9, 2019 by the Ohio Department of Insurance to begin assuming contracts written by the Company, effective April 1, 2019.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and add on payments made to variable annuity contracts on behalf of ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

The Company sold variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity. Effective January 1, 2018, the Company reclassified all equity securities available-for-sale to equity securities, at fair value as a result of the adoption of Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). See Note 7 for further information.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income. Effective January 1, 2018, the Company reclassified all equity securities classified as trading to equity securities, at fair value as a result of the adoption of ASU 2016-01. See Note 7 for further information.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 16 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for real estate held for investment is 39 years and the estimated useful life for building improvements is 5 to 15 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $25,640 and $25,258 at December 31, 2019 and 2018, respectively. Accumulated depreciation was $5,134 and $4,103 at December 31, 2019 and 2018, respectively. Related depreciation expense was $1,030, $991 and $764 for the years ended December 31, 2019, 2018 and 2017, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $5,252 at December 31, 2019 and 2018.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging (“ASC 815”). The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company sold variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

●	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

●	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

●	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

The Company also entered into a coinsurance with funds withheld reinsurance agreement with Sycamore Re, Ltd (“SYRE”), an affiliated company, in early 2018 which resulted in an embedded derivative under ASC 815. The embedded derivative is carried at estimated fair value and reported in Reinsurance funds withheld due to affiliate, net in the consolidated balance sheets. The change in estimated fair value is reported in Derivative instruments in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Segregated Special Surplus Fund

The Company has established a segregated special surplus fund for the benefit of SUNR, a consolidated subsidiary, in accordance with a reinsurance agreement undertaken during the year. The assets are to be used to provide the protection to maintain SUNR’s statutory total adjusted capital at a level of at least 200% of its authorized control level risk based capital. The segregated special surplus fund is held in a custodial account. At December 31, 2019, the required amount to be segregated was $35,826 and the total value of the custodial account was $36,437, which was invested in the following assets at December 31, 2019:

2019
Cash and cash equivalents	$3,090
Securities available-for-sale, at fair value:
Fixed maturity securities	25,579
Mortgage loans on real estate, net	7,768
Total custodial account value	$36,437

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

(g)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

●	incremental direct costs of contract acquisitions;

●	the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

●	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

●	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company’s policy for internal replacements that result in a replacement contract that is substantially changed from the replaced contract the replaced contract shall be accounted for as extinguished and unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract shall not be deferred in connection with the replacement contract.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

●	day-one bonuses which increase the account value at inception; and

●	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Amounts recoverable under reinsurance agreements, which totaled $5,003,628 and $3,131,135 as of December 31, 2019 and 2018, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Effective July 1, 2019, the Company entered into a reinsurance agreement to coinsure 100% of its retained inforce bank owned life insurance (“BOLI”) and single premium deferred annuity (“SPDA”) block of business with a third party reinsurer licensed as an authorized reinsurer in the State of Ohio.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

See Note 11 for additional reinsurance disclosures and information.

(i)	Equipment and Computer Software and Hardware

Equipment and tenant improvements, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 3 to 20 years for equipment. The cost basis of the equipment was $26,810 and $26,617 at December 31, 2019 and 2018, respectively. Accumulated depreciation of equipment was $20,824 and $19,185 at December 31, 2019 and 2018, respectively. Related depreciation expense was $1,592, $1,755 and $2,056 for the years ended December 31, 2019, 2018 and 2017, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 2 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $2,290 and $2,339 at December 31, 2019 and 2018, respectively. Accumulated amortization of computer software and hardware was $2,249 and $2,284 at December 31, 2019 and 2018, respectively. Related amortization expense was $14, $364 and $301 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $0 and $130 of capital projects in process recorded in other assets at December 31, 2019 and 2018, respectively.

(j)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $560 of goodwill recorded in other assets at December 31, 2019 and 2018, respectively.

Goodwill is not amortized, but is evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2019 annual impairment tests, the Company concluded that the estimated fair value of the goodwill was in excess of its carrying value and, therefore, not impaired.

The Company has $179 and $191 of intangible assets recorded in other assets on the balance sheets at December 31, 2019 and 2018, respectively, related to insurance licenses acquired with the purchase of NSLAC by the Company in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact NSLAC’s ability to do business in the New York or New Jersey markets. In 2018, the Company evaluated and concluded that its intangible assets had a useful life that was determinable and began amortizing the assets over that life. The Company amortized $12 and $4 for the year ended December 31, 2019 and 2018.

(k)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(l)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities. Universal

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

life insurance products include universal life, variable universal life, indexed universal life and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

Revenue earned by the broker dealer operations, which is based on agreed upon commission rates, is recognized when the respective broker dealer entity’s performance obligation is satisfied. For fees paid up front, the performance obligation is the sale of the contract and as such, is fulfilled on the trade date. Certain variable commission revenue is considered constrained, as it is dependent on the account value at future points in time as well as the length of time and whether the policy remains in force, all of which are highly susceptible to factors outside the Company’s influence. The constraint is overcome when the account value and investor activities are known, usually monthly, at which point the revenue is recognized. The broker dealer operations had no remaining performance obligations to satisfy related to revenue from contracts with customers as of December 31, 2019.

The following table illustrates the revenue recognized from contracts with customers reported in investment management fees, net investment income and other income on the consolidated statements of income, and the timing of revenue recognition, for the year ending December 31, 2019 and 2018:

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

December 31, 2019	Registered investment and variable contracts	General securities	Fee based and other	Total
Revenues from contracts with customers
Other income	$51,713	1,729	15,018	68,460
Net investment income	—	—	28	28
Investment management fees	—	—	45,181	45,181
Total revenue from contracts with customers	$51,713	1,729	60,227	113,669

Timing of revenue recognition
Satisfaction of performance obligation:
Transferred at a point in time	$51,713	1,729	60,227	113,669
Total revenue from contracts with customers	$51,713	1,729	60,227	113,669

December 31, 2018
Revenues from contracts with customers
Other income	$61,298	2,334	13,503	77,135
Net investment income	—	—	29	29
Investment management fees	—	—	51,450	51,450
Total revenue from contracts with customers	$61,298	2,334	64,982	128,614

Timing of revenue recognition
Satisfaction of performance obligation:
Transferred at a point in time	$61,298	2,334	64,982	128,614
Total revenue from contracts with customers	$61,298	2,334	64,982	128,614

(n)	Other Income

The Company earns sales load fees on the sale of ONLAC variable universal life contracts by unrelated third party brokers through various subsidiaries. The Company also earned sales load fees on variable, fixed and fixed indexed annuity contracts. Sales load fees are recognized as revenue when earned. Additionally, the Company and its subsidiaries sold registered investment products and variable contracts sponsored by unaffiliated parties.

(o)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, fixed deferred annuities, fixed indexed annuities, group annuities, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issued nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

●	guaranteed minimum death benefit (“GMDB”);

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

●	guaranteed minimum income benefit (“GMIB”);

●	guaranteed minimum accumulation benefit (“GMAB”);

●	guaranteed minimum withdrawal benefit (“GMWB”); and

●	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

The Company refers to the total of the five types issued with variable annuity contracts and fixed indexed annuity contracts, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization, as well as the index crediting feature within the fixed indexed annuity contracts. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(p)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 14.0%, 13.1% and 12.3% of the Company’s ordinary life insurance in force as of December 31, 2019, 2018 and 2017, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(q)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. SUNR met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb capital losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

(r)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements. See Note 20 for further information.

(s)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(t)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the “other public entity” requirements when adopting new accounting standards. Where the standard adoption timeframes differentiate between U.S. Securities and Exchange Commission (“SEC”) filers and other public business entities (“PBE”), the Company follows the adoption timelines for other public business entities as the Company does not meet the requirements of an SEC filer.

Adoption of New Accounting Pronouncements

Effective January 1, 2019, the Company adopted ASU 2019-10, Financial Instruments - Derivatives and Hedging (Topic 815): Effective Dates, ASU 2019-04, Codification Improvements to Topic 815, Derivatives and Hedging, ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements or financial statement disclosures.

Effective January 1, 2019 the Company adopted ASU 2019-10, Leases (Topic 842): Effective Dates, ASU 2019-01, Leases (Topic 842): Codification Improvements (March 2019), ASU 2018-20, Leases (Topic 842): Narrow Scope Improvements for Lessors (December 2018), ASU 2018-11, Leases (Topic 842): Targeted Improvements (July 2018), and ASU 2016-02, Leases, (Topic 842) using the prospective application of the guidance and prior periods continue to be presented in accordance with ASC 840. This new guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term for those leases classified as operating leases under previous guidance. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions has been simplified. Additionally, the Company elected the package of practical expedients and recognized on the consolidated statement of financial position $21,547 of operating lease liabilities and $21,522 of operating lease right-of-use assets at adoption. The adoption of this guidance did not have a

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

material impact on the statement of income, stockholders’ equity, or statement of cash flows. See Note 19 for additional disclosures.

Effective January 1, 2019, the Company adopted ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. This guidance requires premium on callable debt securities to be amortized to the earliest call date. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements or financial statement disclosures.

In February 2018, the Company early adopted ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($34,165) was reclassified from AOCI to retained earnings.

In January 2018, the Company adopted ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash. This guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance did not impact the Company’s consolidated financial statements, except for expanded disclosures.

In January 2018, the Company adopted ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this guidance did not impact the Company’s consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

In January 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The Company adopted the standard using a modified retrospective approach. The adoption of the standard resulted in a reclassification of approximately $4,249, pre-tax, $3,357, net of tax as of December 31, 2018, from accumulated other comprehensive income to retained earnings.

Effective January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers and applies primarily to commissions, advisory fees and sales loads earned by the Company’s broker dealer operations, as Topic 606 specifically excludes insurance contracts from its scope. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. In adopting the standard, the Company recognized approximately $17,000 in sub-advisory fees as a portion of other operating costs and expenses for the year ended December 31, 2018 (gross basis), where in previous years they were reported as part of investment management fees (net basis).

Future Adoption of New Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, effective for fiscal years beginning after December 15, 2020 for public business entities. This ASU removes specific exceptions to the general principles in Topic 740 in GAAP. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance of Variable Interest Entities, effective for fiscal years beginning after December 15, 2019 for public business entities. The guidance amends previous issued guidance for determining whether an indirect interest held through a related party is a VIE. It is anticipated this guidance will result in more decision makers not consolidating VIEs. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, effective for fiscal years ending after December 15, 2019 for public business entities. This guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). This guidance requires a customer in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

related to the service contract and which costs to expense. The guidance also requires the customer to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement. Early adoption is permitted. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans, effective for fiscal years ending after December 15, 2020 for public business entities. This guidance removes disclosures that are no longer considered cost beneficial, clarifies the specific requirements of disclosures, and adds disclosure requirements identified as relevant. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements except for changes to disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, effective for fiscal years beginning after December 15, 2019 for public business entities. This guidance modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, by removing, modifying and adding certain disclosures associated with fair value measurements. Early adoption is permitted. Management does not expect this guidance will have a material impact on the consolidated financial statements except for changes to disclosures.

In August 2018, the FASB issued ASU 2018-12, Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, and in November 2019, the FASB issued ASU 2019-09, Financial Services – Insurance (Topic 944): Effective Date. The new guidance is effective for fiscal years beginning after December 15, 2023 for PBE non-SEC filers. Early adoption is permitted. This new guidance impacts existing recognition, measurement, presentation, and disclosure requirements for long-duration insurance contracts issued by an insurance entity. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements, but expects it to be material.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment, effective for annual periods beginning after January 1, 2020, which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

The FASB has issued guidance on measurement of credit losses on financial instruments: ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, ASU 2019-10, Financial Instruments – Credit Losses (Topic 326): Effective Dates, ASU 2019-05, Financial Instruments – Credit Losses (Topic 326): Targeted Transition Relief, ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses (November 2018) and ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (June 2016). The new guidance is effective for fiscal years beginning after December 15, 2022 for PBE non-SEC filers. Early adoption is

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

permitted. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses will be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

(u)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2020, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation are recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 14.

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 14 for disclosures relating to taxes in the consolidated financial statements.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies, their products, and how those products may be sold. Changes in these laws and regulations may affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and BOLI could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% of total individual annuity reserves as of December 31, 2019 and 2018. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves and following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Cyber Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber risk. Multiple layers of security controls provide redundancy in the event a security control fails or a vulnerability is exploited. Despite these efforts, there is still a risk a cyber incident could happen.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity and indexed universal life contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

Coronavirus (COVID-19)

The Company is exposed to potential risk associated with the recent outbreak of Coronavirus (“COVID-19”). As this is a currently fluid situation, the impact of a widespread COVID-19 outbreak is difficult to assess and predict, and the Company is closely monitoring the situation through the Hamilton County Public Health office, as well as the Centers for Disease Control (“CDC”). Risks related to the outbreak include disruptions to business operations resulting from quarantines of employees, policyholders, or our distribution in areas affected by the outbreak, disruptions to business operations resulting from travel restrictions, and uncertainty around the duration of the virus’ impact.

The Company has business continuity plans in place to attempt to mitigate the risk posed to business operations by disruptive incidents such as these.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and other post- retirement benefits	Adjustment to:
		Future policy benefits and claims	Other policyholder funds	Deferred acquisition costs	Unrealized gains (losses) [1]		Total
December 31, 2017	$(29,053)	(7,519)	14,021	(71,763)	270,787		176,473
Other comprehensive (loss) income before reclassifications	2,268	7,345	(14,212)	63,629	(240,595)	[2]	(181,565)
Amounts reclassified from accumulated other comprehensive income	2,583	—	—	—	(11,498)		(8,915)
Change	4,851	7,345	(14,212)	63,629	(252,093)		(190,480)
December 31, 2018	$(24,202)	(174)	(191)	(8,134)	18,694		(14,007)
Other comprehensive income (loss) before reclassifications	(2,900)	(16,027)	20,279	(85,261)	470,432		386,523
Amounts reclassified from accumulated other comprehensive income (loss)	2,418	—	—	—	(163,973)		(161,555)
Change	(482)	(16,027)	20,279	(85,261)	306,459		224,968
December 31, 2019	$(24,684)	(16,201)	20,088	(93,395)	325,153		210,961

1.	Unrealized gains (losses) include unrealized impact of derivative instruments

2.	The impact of adoption of ASU 2016-01 results in a difference of $3,357, net of tax, between other comprehensive (loss) income before reclassifications in this table and the securities available-for-sale on the statement of consolidated statement of comprehensive income (loss).

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2019	2018	Consolidated statements of income location

Amortization of pensions and other post-retirement benefits:

Prior service costs	$127	128	Other operating costs and expenses
Actuarial losses	(3,188)	(3,398)	Other operating costs and expenses
	(3,061)	(3,270)	Income (loss) before income taxes
	643	687	Income tax current benefit
	(2,418)	(2,583)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	207,561	14,555	Realized gains, excluding other-than-temporary impairment losses on securities
	(43,588)	(3,057)	Income tax current benefit
	163,973	11,498	Net gain
Total reclassification for the year	$161,555	8,915	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, short-term investments, separate account assets, exchange traded derivatives, and embedded derivatives associated with coinsurance funds withheld agreements.

●	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity securities, derivatives, securities lending collateral, and short-term investments.

●	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain U.S. treasury securities and other government obligations (including certain investments in debt instruments issued by the U.S. military which are supported by lease payments), corporate debt, asset-backed or mortgage-backed securities, embedded derivatives associated with fixed indexed annuity contracts, and reinsurance contracts and embedded derivatives associated with living benefit contracts.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,804	44,283	4,403	65,490
Obligations of states and political subdivisions	—	942,437	—	942,437
Debt securities issued by foreign governments	—	5,373	—	5,373
Corporate	—	5,512,613	22,023	5,534,636
Asset-backed	—	1,155,743	32,381	1,188,124
Mortgage-backed	—	1,042,437	4,688	1,047,125
Trading securities:
Fixed maturity securities:
Corporate	—	154	—	154
Asset-backed	—	6	—	6
Equity securities	240	5,758	—	5,998
Other long-term investments:
Derivative assets:
Currency futures	98	—	—	98
Equity put options	—	9	—	9
Equity index call options	—	52,554	—	52,554
Swap	—	1,192	—	1,192
Swaptions	—	60,212	—	60,212
Short-term investments securities lending collateral	—	246,578	—	246,578
Short-term investments	107,140	42,156	—	149,296
Cash and cash equivalents	207,672	—	—	207,672
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,244,029	1,244,029
GMAB/GMWB embedded derivatives[1]	—	—	22,151	22,151
Assets held in separate accounts	19,926,103	—	—	19,926,103
Total assets	$20,258,057	9,111,505	1,329,675	30,699,237
Liabilities
GMAB/GMWB reinsurance contracts[1]	$—	—	511	511
GLWB embedded derivatives[2]	—	—	20,034	20,034
Fixed indexed annuity embedded derivatives[3]	—	—	95,121	95,121
Reinsurance funds withheld embedded derivative	—	33,412	—	33,412
Derivative liabilities:
Currency futures	2,143	—	—	2,143
Equity put options	—	56,756	—	56,756
Total liabilities	$2,143	90,168	115,666	207,977

[1]	All GMAB “W” riders. The balances were negative and thus reclassified as an asset and liability, respectively.

[2]	Relates to variable annuity GLWB riders only.

[3]	Represents embedded derivative portion of fixed indexed annuity base contracts only.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,746	52,925	—	69,671
Obligations of states and political subdivisions	—	1,085,301	—	1,085,301
Debt securities issued by foreign governments	—	33,194	—	33,194
Corporate	—	6,812,323	16,295	6,828,618
Asset-backed	—	1,426,902	19,262	1,446,164
Mortgage-backed	—	1,262,448	13,063	1,275,511
Trading securities:
Fixed maturity securities:
Corporate	—	808	—	808
Asset-backed	—	42	—	42
Equity securities	591	23,320	—	23,911
Other long-term investments:
Derivative assets:
Equity futures	5,679	—	—	5,679
Currency futures	1,227	—	—	1,227
Equity put options	—	57,604	—	57,604
Equity index call options	—	9,221	—	9,221
Swap	—	736	—	736
Swaptions	—	32,437	—	32,437
Short-term investments securities lending collateral	—	313,492	—	313,492
Short-term investments	117,859	—	—	117,859
Cash and cash equivalents	148,589	—	—	148,589
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,280,905	1,280,905
GLWB reinsurance contracts	—	—	20,032	20,032
GMAB reinsurance contracts	—	—	2,537	2,537
GMAB/GMWB embedded derivatives[1]	—	—	603	603
Assets held in separate accounts	19,489,189	—	—	19,489,189
Total assets	$19,779,880	11,110,753	1,352,697	32,243,330
Liabilities
GMAB/GMWB embedded derivatives	$—	—	2,566	2,566
GMAB/GMWB reinsurance contracts[1]	—	—	540	540
GLWB embedded derivatives[2]	—	—	20,032	20,032
Fixed indexed annuity embedded derivatives[3]	—	—	73,240	73,240
Reinsurance funds withheld embedded derivative	(13,653)	—	—	(13,653)
Derivative liabilities:
Currency futures	2,866	—	—	2,866
Total liabilities	$(10,787)	—	96,378	85,591

[1]	All GMAB “W” riders. The balances were negative and thus reclassified as an asset and liability, respectively.

[2]	Relates to variable annuity GLWB riders only.

[3]	Represents embedded derivative portion of fixed indexed annuity base contracts only.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2019, 81.5% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 17.8% from the Company’s internal pricing matrices and 0.7% from other sources.

At December 31, 2018, 82.9% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 17.1% from the Company’s internal pricing.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. These fixed maturity securities are classified as Level 2 assets. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts, commercial paper and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets. Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The reinsurance of the GLWB embedded derivative is 100% funds withheld coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block. Beginning in 2019, the GLWB and GMAB coinsurance treaties were recaptured and this business was ceded to SUNR, a subsidiary of the Company. The GLWB reinsurance contract and a large portion of the GMAB/GMWB reinsurance contract are retained by SUNR, a consolidated subsidiary.

Certain GMAB/GMWB riders which originated in NSLAC are assumed by ONLIC and retroceded to a SYRE. This contract is represented by the GMAB/GMWB reinsurance contract liability.

The GMIB reinsurance contract asset represents the reinsurance recoverable resulting from the Company’s external GMIB reinsurance.

Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Fixed indexed annuity embedded derivatives - The Company’s fixed indexed annuity contracts include embedded derivatives which are measured at estimated fair value separate from the host fixed indexed

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

annuity contract. These embedded derivatives are estimated using the option budget method. The option budget rate is used as the best estimate of the future values of the index credits. The embedded derivative incorporates the excess cash flows, or those cash flows that represent the value of the indexes in excess of guarantee values. These cash flows are then discounted using the risk free rates plus a nonperformance risk spread, adjusted for margins.

Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

Other significant inputs to the valuation model for these derivatives include capital market assumptions, such as interest rate, equity indices, and volatility surface values, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

Since many of the assumptions utilized in the valuation of these reserves are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 liabilities.

A portion of the Company’s fixed indexed annuity contracts are reinsured on a 100% coinsurance with funds withheld basis with a related party and, as a result, the reinsurance arrangement results in an embedded derivative valued under ASC 815. The embedded derivative is measured at fair value and is determined similar to a total return swap with a floating interest rate leg. Since the valuation of this embedded derivative is based on the performance of the assets backing the funds withheld obligation, which are observable, it is classified as a Level 1 liability.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Investments				Other assets	Reinsurance recoverable
Assets	U.S Treasury	Corporate	Asset - backed	Mortgage - backed	GMAB/ GMWB embedded derivatives[3]	GMIB reinsurance	GLWB embedded derivative	GMAB reinsurance	Total assets
December 31, 2017	$-	4,962	14,924	7,533	31,727	1,187,888	16,550	-	1,263,584
Net investment gains (losses):
In earnings (realized and unrealized)[1]	-	(1,721)	(255)	(23)	(31,124)	93,017	3,482	2,537	65,913
Unrealized in OCI[2]	-	(731)	(279)	(100)	-	-	-	-	(1,110)
	-
Purchases	-	4,264	11,000	7,405	-	-	-	-	22,669
Settlements	-	(524)	(2,673)	(1,752)	-	-	-	-	(4,949)
Transfers into Level 3	-	15,007	5,097	-	-	-	-	-	20,104
Transfers out of Level 3	-	(4,962)	(8,552)	-	-	-	-	-	(13,514)
December 31, 2018	-	16,295	19,262	13,063	603	1,280,905	20,032	2,537	1,352,697
Net investment gains (losses):
In earnings (realized and unrealized)[1]	-	897	117	(29)	21,548	(36,876)	(20,032)	(2,537)	(36,912)
Unrealized in OCI[2]	137	227	(70)	308	-	-	-	-	602
	-
Purchases	-	852	17,999	-	-	-	-	-	18,851
Settlements	(160)	(9,981)	(1,134)	(1,007)	-	-	-	-	(12,282)
Transfers into Level 3	4,426	13,733	8,288	5,416	-	-	-	-	31,863
Transfers out of Level 3	-	-	(12,081)	(13,063)	-	-	-	-	(25,144)
December 31, 2019	$4,403	22,023	32,381	4,688	22,151	1,244,029	-	-	1,329,675
Change in unrealized gains (losses):
Still held at December 31:
2018	$-	2	(247)	(23)	(31,124)	93,017	3,482	2,537	67,644
2019	$-	(4)	142	(28)	21,548	(36,876)	(20,032)	(2,537)	(37,787)

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.

[3]	GMAB “W” rider liabilities reclassed as assets due to negative liability balances.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Future policy benefits and claims
Liabilities	GMAB/ GMWB reinsurance contracts	GMAB/ GMWB embedded derivatives	GLWB embedded derivatives	Fixed indexed annuity embedded derivatives	Total liabilities
December 31, 2017	$(28,589)	—	(16,550)	—	(45,139)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	28,049	(2,566)	(3,482)	(73,240)	(51,239)
December 31, 2018	(540)	(2,566)	(20,032)	(73,240)	(96,378)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	29	2,566	(2)	(21,881)	(19,288)
December 31, 2019	$(511)	—	(20,034)	(95,121)	(115,666)
Change in unrealized gains (losses):
Still held at December 31:
2018	$28,049	(2,566)	(3,482)	(73,240)	(51,239)
2019	$29	2,566	(2)	(21,881)	(19,288)

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Assets/liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2019
Assets:
Reinsurance recoverable:
GMIB reinsurance contracts	1,244,029	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease

			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 13%	*	Increase
			IB Utilization	0.3% - 60%	*	Increase
Non-performance risk
			(Credit Spread)	0.58% - 0.85%	*	Decrease
			Equity market volatility	15.4% - 20.7%	*	Increase

GMAB/GMWB embedded derivatives[1]	22,151	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease

			Non-Sys with rates (%AV)	1.0% - 1.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utilization	0%		Decrease
Non-performance risk
			(Credit Spread)	2.68% - 3.32%	*	Decrease
			Equity market volatility	15.4% - 20.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2019
Liabilities:
GMAB/GMWB reinsurance contracts[1]	$511	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 1.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utilization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	2.68% - 3.32%	*	Decrease
			Equity market volatility	15.4% - 20.7%	*	Increase

GLWB embedded derivatives	20,034	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease

			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 29%	*	Increase
Non-performance risk
			(Credit Spread)	2.68% - 3.32%	*	Decrease
			Equity market volatility	15.4% - 20.7%	*	Increase

Fixed indexed annuity embedded derivatives	95,121	Option budget	Mortality rates
		method	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.5% - 25%	*	Decrease
			duration 11+	4.0% - 25.0%	*	Decrease

			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	N/A
			Sys with utilization	0% - 30%	*	Decrease
Non-performance risk
			(Credit Spread)	2.37% - 2.95%	*	Decrease
Equity market volatility
			surface rates	5.0% - 20.2%	*	Increase

[1]	GMAB “W” riders reclassed.

[2]	Sys = Systematic

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Assets/liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets:
Reinsurance recoverable:
GMIB reinsurance contracts	1,280,905	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
Non-performance risk
			(Credit Spread)	0.67% - 1.09%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

GLWB reinsurance contracts	20,032	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

GMAB reinsurance contracts	2,537	# Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets (cont.):
GMAB/GMWB embedded derivatives[1]	603	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	2,566	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

GMAB/GMWB reinsurance contracts[1]	$540	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Liabilities (cont.)
GLWB embedded derivatives	20,032	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

Fixed indexed annuity embedded derivatives	73,240	Option budget	Mortality rates
		method	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.5% - 12.0%	*	Decrease
			duration 11+	4.0% - 12.0%	*	Decrease

			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90%	*	Decrease
			Sys with utilization	0% - 30%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 2.6%	*	Decrease
Equity market volatility
			surface rates	5.0% - 20.2%	*	Increase

[1]	GMAB “W” riders reclassed.
[2]	Sys = Systematic

* The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2019
Assets:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities	$4,426	—
Corporate	13,733	—
Asset-backed	8,288	12,081
Mortgage-backed	5,416	13,063

2018
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$15,007	4,962
Asset-backed	5,097	8,552

During the years ended December 31, 2019 and 2018, the Company transferred investments totaling $31,863 and $20,104, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2019 and 2018, the Company transferred investments totaling $25,144 and $13,514, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2019 or 2018. There were no transfers out of Level 1 in 2019 or 2018.

Fair Value Measurement on a Nonrecurring Basis

During 2019 and 2018, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals. There were no assets measured at fair value on a nonrecurring basis for the years ended December 31, 2019 and 2018.

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2019
Assets:
Mortgage loans on real estate	$1,373,321	1,414,311	—	—	1,414,311
Policy loans	869,624	981,823	—	—	981,823
Liabilities:
Investment contracts	2,308,512	2,539,475	—	2,539,475	—
Policyholders’ dividend accumulations and other policyholder funds	198,878	198,878	198,878	—	—
Notes payable	307,218	340,917	—	340,917	—

2018
Assets:
Mortgage loans on real estate	$1,257,785	1,251,295	—	—	1,251,295
Policy loans	761,014	821,808	—	—	821,808
Liabilities:
Investment contracts	2,776,189	3,483,350	—	3,483,350	—
Policyholders’ dividend accumulations and other policyholder funds	194,064	194,064	194,064	—	—
Notes payable	307,022	382,015	—	382,015	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

FASB ASC Topic 825, Financial Instruments, requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). The following table presents the Company’s financial assets and liabilities contained in other assets, other invested assets, and other liabilities on the consolidated balance sheet:

	Carrying amount
Financial assets identified in other assets	2019	2018
Accounts receivable due from external parties	$7,425	7,154	Carrying value approximates fair value
Other (1)	275,873	215,264
Total other assets	$283,298	222,418

	Carrying amount
Financial assets identified in other long-term investments	2019	2018
Derivative instruments	$114,065	106,904	Carrying value approximates fair value
Receivable for securities	1,824	786	Carrying value approximates fair value
Other invested assets	1,570	1,570	Carrying value approximates fair value
Other (1)	53,827	43,326
Total other long-term investments	$171,286	152,586

	Carrying amount
Financial liabilities identified in other liabilities	2019	2018
Interest payable	$1,304	1,304	Carrying value approximates fair value
Derivative liabilities	58,899	2,866	Carrying value approximates fair value
Collateral liabilities	78,280	106,880	Carrying value approximates fair value
Investments in transit and payable for securities	7,743	5,078	Carrying value approximates fair value
Other (1)	288,193	279,699
Total other liabilities	$434,419	395,827

(1) This classification is not in the scope of ASU 2016-01, but is presented for reconciliation purposes to agree to the balance sheet caption. For Goodwill and property and fixed assets, see Note 3 for measurement. FHLB common stock is carried at amortized cost. For all other items in this classification, carrying value approximates fair value.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

●	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

●	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

●	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

●	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

●	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Fixed Maturity Securities

Fixed Maturity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for fixed maturity securities by sector as of December 31 is as follows:

	2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$60,038	5,452	—	65,490	—
Obligations of states and political subdivisions	902,611	42,563	(2,737)	942,437	—
Debt securities issued by foreign governments	4,971	402	—	5,373	—
Corporate	5,191,847	350,267	(7,478)	5,534,636	—
Asset-backed	1,173,152	17,241	(2,269)	1,188,124	(2,377)
Mortgage-backed	1,019,248	29,496	(1,619)	1,047,125	(14,408)
Total fixed maturity securities	$8,351,867	445,421	(14,103)	8,783,185	(16,785)
Trading securities:
Fixed maturity securities:
Corporate	$149	5	—	154	—
Asset-backed	6	—	—	6	—
Total fixed maturity securities	$155	5	—	160	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$65,644	4,405	(378)	69,671	—
Obligations of states and political subdivisions	1,064,963	28,205	(7,867)	1,085,301	—
Debt securities issued by foreign governments	34,772	18	(1,596)	33,194	—
Corporate	6,823,876	170,780	(166,038)	6,828,618	—
Asset-backed	1,437,644	17,746	(9,226)	1,446,164	(2,828)
Mortgage-backed	1,280,718	16,271	(21,478)	1,275,511	(21,542)
Total fixed maturity securities	$10,707,617	237,425	(206,583)	10,738,459	(24,370)
Trading securities:
Fixed maturity securities:
Corporate	$798	10	—	808	—
Asset-backed	42	—	—	42	—
Total fixed maturity securities	$840	10	—	850	—

During the third quarter of 2018, the Company changed the classification of its entire portfolio of held-to-maturity securities to available-for-sale. The Company’s intent previously was to hold these securities to maturity; however, upcoming changes to the impairment accounting treatment for held-to-maturity securities has caused the Company to re-evaluate its intent, which necessitated the reclassification. During 2018, securities with an amortized cost of $1,495,224 and a fair value of $1,492,003 were reclassified to available-for-sale. This resulted in an unrealized loss of $3,221 being recognized in other comprehensive income during 2018.

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 97.3% and 97.6% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2019 and 2018, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Investments with a fair value of $14,427 and $14,518 as of December 31, 2019 and 2018, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2019.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$244,471	247,947	24	24
Due after one year through five years	1,798,946	1,873,802	125	130
Due after five years through ten years	2,752,139	2,913,421	—	—
Due after ten years	3,556,311	3,748,015	6	6
Total	$8,351,867	8,783,185	155	160

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2019
Obligations of states and political subdivisions	$140,548	(2,204)	5,747	(533)	146,295	(2,737)
Corporate	183,547	(1,819)	117,984	(5,659)	301,531	(7,478)
Asset-backed	230,041	(2,126)	20,597	(143)	250,638	(2,269)
Mortgage-backed	120,705	(868)	45,125	(751)	165,830	(1,619)
Total fixed maturity securities	674,841	(7,017)	189,453	(7,086)	864,294	(14,103)
2018
U.S. Treasury securities and obligations of U.S. governm	$9,211	(157)	3,693	(221)	12,904	(378)
Obligations of states and political subdivisions	150,014	(2,436)	163,405	(5,431)	313,419	(7,867)
Debt securities issued by foreign governments	18,098	(812)	14,078	(784)	32,176	(1,596)
Corporate	2,688,954	(97,480)	959,907	(68,558)	3,648,861	(166,038)
Asset-backed	353,702	(2,931)	289,441	(6,295)	643,143	(9,226)
Mortgage-backed	273,482	(3,503)	457,970	(17,975)	731,452	(21,478)
Total fixed maturity securities	3,493,461	(107,319)	1,888,494	(99,264)	5,381,955	(206,583)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Unrealized losses	Less than 12 months	12 months or longer	Total	Number of securities
2019
99.9%-80%:
Obligations of states and political subdivisions	$(2,204)	(533)	(2,737)	46
Corporate	(1,819)	(4,105)	(5,924)	142
Asset-backed	(2,126)	(143)	(2,269)	117
Mortgage-backed	(868)	(751)	(1,619)	71
Below 80%:
Corporate	—	(1,554)	(1,554)	1
Total	$(7,017)	(7,086)	(14,103)	377
2018
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(157)	(221)	(378)	13
Obligations of states and political subdivisions	(2,436)	(5,431)	(7,867)	138
Debt securities issued by foreign governments	(812)	(784)	(1,596)	7
Corporate	(95,277)	(63,270)	(158,547)	1,868
Asset-backed	(2,931)	(6,295)	(9,226)	270
Mortgage-backed	(3,503)	(17,975)	(21,478)	259
Below 80%:
Corporate	(2,203)	(5,288)	(7,491)	15
Total	$(107,319)	(99,264)	(206,583)	2,570

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

●	comparison of current estimated fair value of the security as compared to cost;

●	length of time the estimated fair value has been below cost;

●	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

●	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

●	any items specifically pledged to support the credit along with any other security interests or collateral;

●

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

●	overall business climate including litigation and government actions;

●	rating agency downgrades;

●	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

●	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2019 and 2018 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses decreased from December 31, 2018 to December 31, 2019 due to tighter credit spreads and decreases in interest rates. Accordingly, no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2019	2018
Commercial mortgage loans	$1,376,763	1,260,939
Valuation allowance	3,442	3,154
Net carrying value	$1,373,321	1,257,785

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.9% as of December 31, 2019 and 2018.

As of December 31, 2019, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $177,018 and $170,018, respectively. As of December 31, 2018, loans in the states of Ohio and Texas exceeded 10.0% of the total loan portfolio and had carrying values of $175,360 and $157,754, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,638 and $2,529 in 2019 and 2018, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
	Greater than	1.8x to	1.5x to	1.2x to	1.0x to	Less than
LTV	2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Total
2019
0% - 50%	$284,924	73,015	144,923	138,913	55,935	7,892	705,602
50% - 60%	33,628	22,091	97,881	91,485	41,843	4,133	291,061
60% - 70%	—	7,395	35,513	148,230	21,459	6,470	219,067
70% - 80%	—	—	3,891	34,387	28,989	4,703	71,970
80% and greater	—	—	—	8,213	35,330	42,078	85,621
Total	$318,552	102,501	282,208	421,228	183,556	65,276	1,373,321

2018
0% - 50%	$252,703	82,336	148,964	140,563	39,084	10,882	674,532
50% - 60%	11,851	27,190	71,426	91,782	51,540	6,463	260,252
60% - 70%	—	23,587	46,620	62,611	45,473	10,660	188,951
70% - 80%	—	—	978	56,453	24,159	19,241	100,831
80% and greater	—	—	2,043	7,801	11,714	11,661	33,219
Total	$264,554	133,113	270,031	359,210	171,970	58,907	1,257,785

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2019 or 2018.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2019	2018

Beginning balance	$3,154	3,031
Provision	288	123
Ending balance	$3,442	3,154

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing

2019	$—	—	—	—	1,373,321	1,373,321	—

2018	$2,138	—	—	2,138	1,255,647	1,257,785	—

Performance, Impairment and Foreclosures

At December 31, 2019 and 2018, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2019, 2018 or 2017.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2019 and 2018.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2019
With an allowance recorded:
Commercial mortgages	$1,231	1,231	—	1,286	83

2018
With an allowance recorded:
Commercial mortgages	$1,342	1,342	—	1,412	99

In 2019 and 2018, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $22,482 and $23,257 as of December 31, 2019 and 2018, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2019	2018
FHLB common stock	$50,039	43,326
Derivative instruments	114,065	106,904
Receivable for securities	1,824	786
Other invested assets	5,358	1,570
Total	$171,286	152,586

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts.

Securities Lending

As of December 31, 2019 and 2018, the Company received $246,578 and $313,492, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2019 and 2018. As of December 31, 2019 and 2018, the Company had loaned securities with a fair value of $238,652 and $304,031, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale and equity securities.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2019	2018	2017
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$414,124	437,253	350,008
Equity securities	—	—	2,347
Fixed maturity trading securities	23	68	88
Fixed maturity held-to-maturity securities	—	3,080	59,923
Equity securities	905	3,891	—
Mortgage loans on real estate	64,669	61,071	62,945
Real estate	1,829	1,932	2,349
Policy loans	39,101	35,038	29,020
Short-term investments	10,096	8,880	5,959
Total gross investment income	530,747	551,213	512,639
Interest expense	(22,207)	(22,216)	(22,207)
Other investment expenses	(11,852)	(12,066)	(10,057)
Net investment income	$496,688	516,931	480,375

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2019	2018	2017
Securities available-for-sale:
Fixed maturity securities[1]	$207,561	1,280	(755)
Equity securities	—	—	1
Fixed maturity trading securities	—	1	5
Fixed maturity held-to-maturity securities	—	—	(12,479)
Equity securities	918	185	—
Mortgage loans on real estate	—	—	(459)
Long-term	—	—	245
Total realized losses on investments	208,479	1,466	(13,442)
Change in allowances for mortgage loans on real estate	(288)	(123)	(90)
Net realized losses on investments*	$208,191	1,343	(13,532)

*  Includes realized losses on derivatives which are presented separately on the statements of income

1   $197,876 is attributable to the BOLI SPDA reinsurance treaty implemented in 2019. See Note 11 for further detail.

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $4,960, $2,227 and $16,127 for the years ended December 31, 2019, 2018 and 2017, respectively. As of December 31, 2019, fixed maturity securities with a carrying value of $49,313, which had a cumulative write-down of $16,336 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Total	Recognized in	Recognized in
	OTTI	OCI	earnings
2019
Fixed maturity securities:
Corporate	$4,703	—	4,703
Asset-backed	(451)	(643)	192
Mortgage-backed	(6,678)	(6,743)	65
Total other-than-temporary impairment losses	$(2,426)	(7,386)	4,960
2018
Fixed maturity securities:
Obligations of states and political subdivisions	$878	878	—
Corporate	1,722	—	1,722
Asset-backed	(1,703)	(1,835)	132
Mortgage-backed	(3,209)	(3,582)	373
Total other-than-temporary impairment losses	$(2,312)	(4,539)	2,227
2017
Fixed maturity securities:
Obligations of states and political subdivisions	$1,272	443	829
Corporate	15,298	—	15,298
Asset-backed	(11,126)	(11,126)	—
Mortgage-backed	(666)	(666)	—
Total other-than-temporary impairment losses	$4,778	(11,349)	16,127

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2019	2018	2017
Cumulative credit loss, beginning of year	$22,288	32,069	60,666
New credit losses	3,058	1,172	12,248
Change in credit losses on securities included in the beginning balance	1,902	1,055	3,879
Subtotal	27,248	34,296	76,793
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	10,912	12,008	44,724
Cumulative credit loss, end of year	$16,336	22,288	32,069

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2019	2018	2017
Proceeds	$980,536	937,255	674,250
Gross realized gains	$226,224	6,471	12,638
Gross realized losses	$(7,164)	(4,513)	(10,029)

Prior to the reclassification of all fixed maturity held-to-maturity securities during 2018, the Company could only sell securities classified as held-to-maturity if the Company became aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes.. The Company sold zero, zero and one held-to-maturity securities in 2019, 2018 and 2017, respectively. Proceeds from the sale of those securities were $0, $0 and $6,000 in 2019, 2018 and 2017, respectively. There were no net losses realized on the sale of those securities in 2019, 2018 or 2017.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2019	2018	2017
Securities available-for-sale:
Fixed maturity securities	$400,477	(329,129)	81,577
Equity securities	—	—	(358)
Change in net unrealized gains	$400,477	(329,129)	81,219

The following table summarizes the unrealized gains and losses recognized during the year ended December 31, 2019 on equity securities still held at December 31, 2019:

	2019	2018
Net gains and losses recognized during the period on equity securities	$536	(2,633)
Less: Net gains and losses recognized during the period on equity securities sold during the period	(957)	(1,312)
Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$(421)	(3,945)

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2019	2018	Change
Securities available for sale	$431,319	30,842	400,477
Unrealized losses related to closed block	(33,020)	(8,124)	(24,896)
Future policy benefits and claims	(20,507)	(220)	(20,287)
Other policyholder funds	25,428	(242)	25,670
Deferred policy acquisition costs	(118,222)	(10,296)	(107,926)
Deferred federal income tax provision	(54,789)	(6,965)	(47,824)
Net unrealized gains	$230,209	4,995	225,214

	2018	2017	Change
Securities available for sale	$30,842	359,971	(329,129)
Impact of adoption of ASU 2016-01	—	2,014	(2,014)
Unrealized losses related to closed block	(8,124)	(26,086)	17,962
Unrealized (losses)/gains on derivatives	(373)	(295)	(78)
Unrealized gains on other invested assets	—	2,236	(2,236)
Future policy benefits and claims	(220)	(9,517)	9,297
Other policyholder funds	(242)	17,748	(17,990)
Deferred policy acquisition costs	(10,296)	(90,839)	80,543
Deferred federal income tax provision	(6,965)	(54,386)	47,421
Net unrealized gains	$4,622	200,846	(196,224)

	2017	2016	Change
Securities available for sale	$361,985	280,766	81,219
Unrealized losses related to closed block	(26,086)	(20,995)	(5,091)
Unrealized (losses)/gains on derivatives	(295)	(335)	40
Unrealized gains on other invested assets	2,236	—	2,236
Future policy benefits and claims	(9,517)	(6,684)	(2,833)
Other policyholder funds	17,748	8,885	8,863
Deferred policy acquisition costs	(90,839)	(64,020)	(26,819)
Deferred federal income tax provision	(54,386)	(69,930)	15,544
Net unrealized gains	$200,846	127,687	73,159

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity and indexed universal life products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

In December 2018, the Company replaced the interest rate swaptions used in its interest rate hedging program. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In October 2018, the Company purchased equity index put options to replace existing futures used to hedge the equity risk embedded in the variable annuity guarantees. One year S&P 500, Russell 2000, and NASDAQ 100 options were purchased. The Company continues to hold futures to hedge the foreign indices and currency exposure in the variable annuity guarantees. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In April 2018, the Company entered into S&P 500, Russell 2000, and Nasdaq 100 total return swap agreements. The swap was terminated in July 2018 and resulted in a loss of $32MM. In July of 2018, the company entered into S&P 500, Russell 2000, and Nasdaq 100 total return swap agreements that were terminated in October 2018 and resulted in a gain of $19.6MM. Since the transactions above do not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year call spread options. The custom Barclays instrument is a three year call. Starting in May 2018, the Company began purchasing one year calls for the custom Barclay instrument as well. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders and fixed indexed annuities which include index features in excess of their guaranteed minimum values.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as hedging instruments under ASC 815	Balance sheet location	2019 Fair value	2019 Notional Amount	2018 Fair value	2018 Notional Amount
Asset derivatives:
Equity futures	Other long-term investments	$—	—	5,679	244,536
Currency futures	Other long-term investments	98	53,739	1,227	30,689
Equity put options	Other long-term investments	9	5,312	57,604	870,360
Equity index call options	Other long-term investments	52,554	1,888,182	9,221	1,841,661
Cross currency swaps	Other long-term investments	1,192	9,038	736	9,038
Swaptions	Other long-term investments	60,212	2,600,000	32,437	2,600,000
GMIB reinsurance contracts	Reinsurance recoverable	1,244,029	n/a	1,280,905	n/a
GLWB reinsurance contracts	Reinsurance recoverable	—	n/a	20,032	n/a
GMAB reinsurance contracts	Reinsurance recoverable	—	n/a	2,537	n/a
GMAB/GMWB embedded derivatives[1]	Other assets	22,151	n/a	603	n/a
Total		$1,380,245	4,556,271	1,410,981	5,596,284
Liability derivatives:
GLWB embedded derivatives (variable annuity)	Future policy benefits and claims	$20,034	n/a	20,032	n/a
GMAB/GMWB embedded derivatives	Future policy benefits and claims	—	n/a	2,566	n/a
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	511	n/a	540	n/a
Fixed indexed annuity embedded derivatives[2]	Future policy benefits and claims	95,121	n/a	73,240	n/a
Currency futures	Other liabilities	2,143	215,305	2,866	265,613
Equity put options	Other liabilities	56,756	1,587,313	—	—
Total		$174,565	1,802,618	99,244	265,613

1	All GMAB/GMWB "W" riders. These balances were negative and thus reclassified as an asset and liability, respectively.
2	Represents embedded derivative portion of the fixed indexed annuity base contracts only. There are no embedded derivatives in fixed indexed GLWB riders.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss) recognized in income on	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	derivatives	2019	2018	2017
Currency futures[1]	Net realized gains (losses): derivative instruments	$(2,252)	(1,619)	(1,731)
Equity futures[1]	Net realized gains (losses): derivative instruments	(8,316)	4,016	(14,295)
Equity put options	Net realized gains (losses): derivative instruments	(43,333)	(44)	(411)
Equity index call options	Net realized gains (losses): derivative instruments	21,308	(10,192)	4,764
Equity swaps	Net realized gains (losses): derivative instruments	173	(1,797)	2,175
Swaptions	Net realized gains (losses): derivative instruments	27,774	(14,661)	(5,370)
FIA exchange embedded derivative	Net realized gains (losses): derivative instruments	(47,065)	13,654	—
GMIB reinsurance contracts	Benefits and claims	(36,876)	93,017	(122,012)
GMAB/GMWB embedded derivatives	Benefits and claims	21,548	(31,124)	30,360
GMAB reinsurance contracts	Benefits and claims	(2,537)	2,537	(5,860)
GMAB/GMWB embedded derivatives	Benefits and claims	2,566	(2,566)	5,831
GMAB/GMWB reinsurance contracts	Benefits and claims	29	28,049	(28,589)
GLWB reinsurance contracts	Benefits and claims	(20,032)	3,482	(2,579)
GLWB embedded derivatives	Benefits and claims	(2)	(3,482)	2,579
Fixed indexed annuity embedded derivatives[2]	Benefits and claims	(21,881)	(73,240)	—
Total		$(108,896)	6,030	(135,138)

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).

[2]	The amounts recorded in benefits and claims reflect the change in the excess of fair value over account value. The reserve held as of December 31, 2017 was account value and therefore there was no income impact.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records and requiring collateral for all derivatives in accordance with the International Swaps and Derivatives Association and Credit Support Annex (“ISDA”/“CSA”) agreements in place with all of our counterparties. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company.

As of December 31, 2019 and 2018, a non-affiliated reinsurer held assets in trust with an estimated fair value of $953,387 and $891,834, respectively, and a letter of credit of $178,888 and $299,602, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

As of December 31, 2019 and 2018, SYRE, an affiliated company, held assets in trust with an estimated fair value of $14,647 and $7,406, respectively, a letter of credit of $705,000 and $935,000, respectively, and funds withheld assets of $497,347 and $127,849.

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2019 and 2018 were as follows:

	2019		2018
Balance - beginning of year	$1,719,893		1,576,403
Acquisition costs deferred	154,974		200,028
Amortization	(310,685)	[1]	(137,082)
DAC recorded as benefits and claims	(59,249)	[2]	—
Unrealized investment (gains) losses	(107,926)		80,544
Balance - end of year	$1,397,007		1,719,893

1.	During 2019, the unlocking of the whole life product line decreased DAC and earnings by $96,900. The sustained lower interest rate environment necessitated lowering the earned rate, which lowers future margins, increases the k-factors used to amortize DAC and resulted in a lower DAC balance.

2.	As part of the external BOLI and SPDA reinsurance treaty executed on July 1, 2019, the Company recorded the DAC transferred to the external reinsurer, which was part of the cost of reinsurance asset, to future policy benefits and claims. DAC amortization on the consolidated statements of income reflects the amount of DAC amortized, net of the transfer impact. The balance of the DAC asset, shown in the table above, includes adjustments for both the amortization and the transfer.

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 74.4% and 71.3% of the total liability for future policy benefits as of December 31, 2019 and 2018, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.3%, 3.3% and 3.3% for the years ended December 31, 2019, 2018 and 2017, respectively. Approximately 29.5% and 33.7%, as of December 31, 2019 and 2018, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2019 and 2018, this reserve balance was $58,841 and $50,590, respectively.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs. The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

Variable Annuity Riders

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The GLWB may also contain a step-up feature which preserves potential market gain by ratcheting up to the contract value, if higher, on each anniversary. If the contract has both a roll-up and step-up feature, the GLWB base will be the greater of: 1) the GLWB base on the previous anniversary plus any additional purchase payments; 2) the step-up base; or 3) the roll-up base.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2019
	Death		Living
	benefits		benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$6,404,612	—	—	3,207,226
Separate account value	$6,080,923	—	—	3,205,824
Net amount at risk [1]	$32,872	—	—	8
Weighted average attained age of contract holders	69	—	—	67

Return of net deposits accrued at a stated rate
Total account value	$892,336	—	—	8,018
Separate account value	$878,652	—	—	6,872
Net amount at risk [1]	$160,820	—	—	—
Weighted average attained age of contract holders	74	—	—	72

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$2,511,305	6,790,521	8,910,042	—
Separate account value	$2,501,216	6,693,607	8,909,500	—
Net amount at risk [1]	$86,634	—	102,935	—
Weighted average attained age of contract holders	70	69	68	—

Return of highest anniversary value
Total account value	$9,537,277	—	—	—
Separate account value	$9,347,848	—	—	—
Net amount at risk [1]	$6,296	—	—	—
Weighted average attained age of contract holders	68	—	—	—

Total
Total account value	$19,345,530	6,790,521	8,910,042	3,215,244
Separate account value	$18,808,639	6,693,607	8,909,500	3,212,696
Net amount at risk [1]	$286,622	—	102,935	8
Weighted average attained age of contract holders	69	69	68	67

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2018
	Death		Living
	benefits		benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$6,304,533	—	—	3,189,635
Separate account value	$5,948,929	—	—	3,186,119
Net amount at risk 1	$57,674	—	—	1,488
Weighted average attained age of contract holders	68	—	—	66

Return of net deposits accrued at a stated rate
Total account value	$845,451	—	—	8,489
Separate account value	$832,660	—	—	6,819
Net amount at risk 1	$229,320	—	—	149
Weighted average attained age of contract holders	73	—	—	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$2,549,366	6,891,179	8,452,408	—
Separate account value	$2,535,941	6,782,520	8,443,673	—
Net amount at risk 1	$126,254	—	—	—
Weighted average attained age of contract holders	69	68	67	—

Return of highest anniversary value
Total account value	$9,192,906	—	—	—
Separate account value	$8,972,703	—	—	—
Net amount at risk 1	$411,649	—	—	—
Weighted average attained age of contract holders	67	—	—	—

Total
Total account value	$18,892,256	6,891,179	8,452,408	3,198,124
Separate account value	$18,290,233	6,782,520	8,443,673	3,192,938
Net amount at risk 1	$824,897	—	—	1,637
Weighted average attained age of contract holders	68	68	67	66

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2019 and 2018.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2019	2018
Mutual funds:
Bond	$5,250,098	5,164,084
Equity	12,853,796	12,308,626
Money market	704,745	817,523
Total	$18,808,639	18,290,233

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2017	$41,415	(742,613)	102	(3,137)
Incurred claims	8,691	6,237	25	42
Paid claims	(8,691)	(6,237)	(25)	(42)
Other [1]	4,906	301	454	3,103
Balance at December 31, 2018	$46,321	(742,312)	556	(34)
Incurred claims	3,106	(5,935)	1,022	—
Paid claims	(3,106)	5,935	(1,022)	—
Other [1]	(15,294)	336	112,253	(21,606)
Balance at December 31, 2019	$31,027	(741,976)	112,809	(21,640)

1.	The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2019, direct G reserves were $1,156,379, ceded G reserves were $1,776,159, and net G reserves were $(619,780). As of December 31, 2018, direct G reserves were $1,073,644, ceded G reserves were $1,769,113 and net G reserves were $(695,469). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

Fixed Indexed Annuity Riders

GLWB Riders

Certain fixed indexed annuity contracts include a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. There are two versions of GLWB rider offered: a single life GLWB with the annuitant as the covered person, and a joint life GLWB with the annuitant and the annuitant’s spouse as the covered persons.

The rider provides for a guaranteed payment of the maximum allowable withdrawal (“MAW”) each index year during the lifetime withdrawal period. Such guaranteed withdrawals may start any time after the annuitant/youngest covered spouse reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant/youngest covered spouse attains a higher age band before the guarantee is elected.

At the policy’s initial sweep date, the GLWB base is set at the amount of the purchase payments. After the initial sweep date, the GLWB base will be the greatest of the step-up GLWB base and the annual credit GLWB base. On each anniversary of the initial sweep date, except under excess withdrawal, the step-up GLWB base is equal to the greater of the GLWB base on the prior day, and the then current contract value, after deducting any applicable charges for the contract and credited interest. The annual credit base is the GLWB base just prior to the index year processing, plus the annual credit calculation base just prior to index

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

processing, multiplied by an index or bonus credit rate. Upon a step-up, the annual credit calculation base will reset to the contract value at the time of step-up.

For the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California, the Company offered an exchange program, which provided certain variable annuity policyholders with a GMIB rider the opportunity to exchange the policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. The notable difference of the enhanced GLWB rider is the calculation of the initial GLWB benefit base. At the policy’s initial sweep date, the GLWB base is set to equal the contract value on the sweep date multiplied by the GLWB enhancement percentage, which is set based on the ratio of GMIB benefit base to AV at the time of exchange. After the initial sweep date, the GLWB base will be the greatest of the step-up GLWB base and the annual credit GLWB base.

For these GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period, and comparing this to the expected value of assessments for the contract, where assessments are contract fees and interest margins. Liabilities are accrued as a proportion to the accumulated assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate.

The base account reserve balances, net of reinsurance, for fixed indexed annuity contracts were $95,121 of embedded derivative plus $498,294 of host and other liability as of December 31, 2019. The balances were $73,240 of embedded derivative and $499,577 of host and other liability as of December 31, 2018. The G reserve balances, net of reinsurance, for fixed indexed annuity contracts with guarantees were $850 and $669 as of December 31, 2019 and 2018, respectively. The components that make up the reserve include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings, and market factors.

The total account value, net of reinsurance, of the fixed indexed annuities was approximately $585,000 as of December 31, 2019 and 2018. The account value, net of reinsurance, specific to the GLWB riders was approximately $74,000 and $75,000 as of December 31, 2019 and 2018, respectively.

Direct G reserves were $12,990 and $6,360, ceded G reserves were $12,140, and $5,691 and net G reserves were $850 and $669 as of December 31, 2019 and 2018, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

with their disability and health insurance policies. Ceded premiums approximated 16%, 16% and 17% of gross earned life and accident and health premiums during 2019, 2018 and 2017, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $198,600 and $276,138 as of December 31, 2019 and 2018, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. The Company enters into such agreements with an unaffiliated reinsurer. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. Effective January 1, 2017, the Company entered into an additional agreement to cede certain whole life blocks of business written between January 1, 2017 and December 31, 2017. Effective October 1, 2017, these agreements were amended and restated to combine the previous treaties from 2014 through 2016, and add 2017 as well as 2018 prospectively. This combined treaty is accounted for using deposit accounting.

At the inception of each of these deposit accounting agreements, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liabilities and expenses related to these agreements were $2,395, $2,022 and $1,405 at and as of December 31, 2019, 2018 and 2017, respectively.

Effective December 31, 2018, the Company entered into an agreement to cede its quota share of the net liability on certain term life policies issued between June 4, 2007 through December 31, 2017, and in force as of the effective date. This treaty is accounted for using deposit accounting. The risk charge liabilities and expenses related to this agreement will settle quarterly, beginning March 31, 2019. The risk charge expense related to this agreement was $435 at and as of December 31, 2019.

Effective July 1, 2019, the Company entered into a reinsurance agreement to coinsure 100% of its retained inforce BOLI and SPDA blocks of business with a third party reinsurer licensed as an authorized reinsurer in the State of Ohio. As a result of this transaction, available-for-sale securities and cash of $2,797,281 were transferred to the reinsurer, resulting in a realized gain of $197,876 for the year ended December 31, 2019. This transaction resulted in a $1,929,233 increase included in reinsurance recoverable on the consolidated balance sheets as of December 31, 2019. The BOLI block of business met the requirements for reinsurance accounting, however, because the SPDA block qualifies as investment contracts, the SPDA portion of the agreement did not meet the criteria for reinsurance accounting and was accounted for under deposit accounting. As a result, a reinsurance deposit asset of $935,792 was recorded in the consolidated balance sheets at the inception of the treaty. The asset is carried at a net amortized value of $905,770 on the consolidated balance sheets as of December 31, 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company ceded variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Effective April 1, 2019, the Company recaptured its direct business previously ceded to SYRE. The Company now cedes these variable annuity-related risks and certain additional guarantee risks, which were previously retained, to SUNR, which retrocedes GMIB and associated risks and riders to SYRE. The business retained by SUNR eliminates in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed above. Effective January 2018, the Company ceded 100% of the fixed indexed annuities exchange program business and associated GLWB riders to SYRE.

The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and accident and health total premiums to net premiums for the years ended December 31, were as follows:

	2019	2018	2017
Direct premiums	$1,034,659	982,192	912,370
Reinsurance assumed - external	1,075	1,219	1,363
Reinsurance assumed - intercompany	257,514	238,704	234,812
Reinsurance ceded - external	(196,686)	(182,338)	(187,258)
Reinsurance ceded - intercompany	(257,514)	(238,704)	(234,812)
Net premiums earned	$839,048	801,073	726,475

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Variable Annuity Rider Reinsurance Agreements with SYRE and SUNR

The details of the Company’s annuity rider reinsurance agreements with SYRE and SUNR are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets. This cost of reinsurance asset was recaptured with the establishment of SUNR effective April 1, 2019.

Effective April 1, 2019, a treaty amendment was executed to recapture all ONLIC-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business and retrocede 100% of the risk to SYRE – a simultaneous transaction.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets. This cost of reinsurance asset was recaptured with the establishment of SUNR effective April 1, 2019.

Effective April 1, 2019, a treaty amendment was executed to recapture all ONLIC-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business and retrocede 100% of the risk to SYRE – a simultaneous transaction.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE. Effective April 1, 2019, a treaty amendment was executed to recapture all ONLIC-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction. The effects of this treaty eliminate in consolidation.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

Effective April 1, 2019, a treaty amendment was executed to recapture all ONLIC-issued business previously ceded to SYRE. Effective April 1, 2019, ONLIC entered into a reinsurance agreement with SUNR to

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

reinsure this business and retrocede 100% of the GMIB-related risk to SYRE. Assumed GLWB rider risks are retained by SUNR. These simultaneous transactions settled the remaining balances from the original SYRE treaty and amendments. The effects of the new treaty between ONLIC and SUNR eliminate in consolidation. The treaty between SUNR and SYRE continues to contain a FWH arrangement.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE for policies issued before January 1, 2018.

Effective April 1, 2019, a treaty amendment was executed to recapture all ONLIC-issued business previously ceded to SYRE.

Effective April 1, 2019, ONLIC entered into a reinsurance agreement with SUNR to reinsure 30% of the benefit for policies issued before January 1, 2018 and 100% of the benefit for policies issued on or after January 1, 2018. The effects of this treaty eliminate in consolidation.

GMDB Riders

Effective April 1, 2019, the Company entered into an agreement with SUNR to reinsure all death benefit riders associated with variable annuity products, issued on or after January 1, 2001 that were not previously mentioned above. This excludes the Gain Enhancement Benefit (GEB and GEB Plus) riders.

GMAB/GPP Riders

Effective April 1, 2019, the Company entered into an agreement with SUNR to reinsure all Guaranteed Principal Protection Riders (GPP) associated with variable annuity products. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded variable annuity business from consolidated ONLIC (including SUNR) to SYRE were as follows for the years ended December 31:

	2019	2018	2017
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$30,902	162,386	166,296
Net realized gains (losses):
Derivative instruments:
FWH under reinsurance	(170,716)	28,867	(276,426)
Benefits and claims:
Benefits incurred	30,047	8,040	6,475

Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$503,284	447,472	335,188
Cost of reinsurance, 2010 activity	—	47,068	53,416
Cost of reinsurance, 2011 activity	—	26,907	30,514
Cost of reinsurance, 2013 activity	—	5,866	6,423
Cost of reinsurance, 2019 activity	60,531	—	—
Policy and contract claims	1,043	699	408
Due from afiiliate for derivative funds withheld program:
FWH under reinsurance:
Put options	28,086	—	—
Payable to afiiliate for derivative funds withheld program:
FWH under reinsurance:
Margin account and put options	4,835	122,906	26,271
Unrealized gains (losses) derivative instruments	1,246	4,942	2,503
Other liabilities:
Premiums payable	4,646	13,060	13,987

Fixed Indexed Annuity Reinsurance Agreements with SYRE

Effective January 2018, the Company entered into a 100% coinsurance funds withheld reinsurance agreement with SYRE to reinsure the exchange program fixed indexed annuities and associated GLWB riders offered to certain policyholders of variable annuities with the GMIB rider. This exchange program was available for the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded fixed indexed annuity business to SYRE were as follows for the years ended December 31:

	2019	2018
Consolidated Statements of Income:
Annuity premiums and charges:
Insurance fees	$5,488	—
Net realized (losses):
Derivative instruments:
FWH under reinsurance	69,718	(24,205)
Benefits and claims:
Benefits incurred	34,350	5,729

Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$516,472	512,689
Cost of reinsurance, 2018 activity	3,275	3,799
Policy and contract claims	3,889	—
Payable to afiiliate for derivative funds withheld program:
FWH under reinsurance:
Due to affiliate, net	525,879	470,621
Other liabilities:
Premiums payable	—	684

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2019	2018
Surplus notes
6.875% fixed rate due 2042	$247,504	247,393
5.000% fixed rate due 2031	4,019	3,979
5.800% fixed rate due 2027	5,897	5,883
8.500% fixed rate due 2026	49,798	49,767

Total notes payable	$307,218	307,022

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,207 and $22,207 during the years ended December 31, 2019, 2018, and 2017, respectively. There was no interest paid to ONFS in 2019, 2018 or 2017. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

ONFS utilized $110,000 and $810,000 of this facility as of December 31, 2019 and 2018, respectively, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles. ONFS utilized $565,000 of this facility as of December 31, 2019 to secure a letter of credit for SYRE, with SUNR as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

On December 31, 2019, ONFS entered into a $50,000, 364-Day letter of credit facility with two banks in order to finance and to support the reserve requirements of SYRE, the Company and SUNR. The Company and SUNR are the only beneficiaries of the related letters of credit. ONFS utilized $30,000 of this facility as of December 31, 2019 to secure a letter of credit for SYRE, with SUNR as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In December 2018, ONFS entered into a $50,000, 364-Day letter of credit facility with a bank in order to finance and to support the reserve requirements of SYRE. The Company is the only beneficiary of the

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

related letters of credit. ONFS utilized $50,000 of this facility as of December 31, 2018 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles. ONFS terminated the facility during 2019.

In December 2018, ONFS entered into a $150,000, 364-Day letter of credit facility with two banks in order to finance and to support the reserve requirements of SYRE and the Company (related to NSLAC). The Company and NSLAC are the only beneficiaries of the related letters of credit. ONFS utilized $75,000 of this facility as of December 31, 2018 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles. ONFS terminated the facility during 2019.

There was no interest or fees paid on these lines of credit by the Company in 2019, 2018 and 2017.

(14)	Income Taxes

The provision for income taxes is as follows:

	2019	2018	2017
Current (benefit) expense	$18,547	(7,985)	(30,393)
Deferred (benefit) expense	(20,983)	(199)	(270,182)
Provision for income taxes	$(2,436)	(8,184)	(300,575)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2019	2018	2017
Pre-tax income times U.S. enacted tax rate	$19,570	17,762	(19,199)
Tax-preferred investment income	(12,359)	(22,579)	(43,093)
Transfer pricing	(9,748)	(6,181)	(5,948)
U.S. Tax reform rate change - Non-equity	—	—	(203,489)
U.S. Tax reform rate change - Equity	—	—	(34,165)
Distribution in excess of subsidiary earnings	—	—	—
Tax contingencies	(298)	126	(51)
Other, net	399	2,688	5,370
Provision for income taxes	$(2,436)	(8,184)	(300,575)
Effective tax rate	(2.6)%	(9.7)%	548.0%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of the U.S. tax reform impacting the Company effective January 1, 2018, include, but are not limited to provisions: 1) reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modifying the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2019, 2018 and 2017 tax returns, the Company recognized an income tax benefit of $6,866, $9,754 and $35,950, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2019	2018
Deferred tax assets:
Pension and benefit obligations	$16,319	13,935
Future policy benefits	1,516,098	887,007
Tax credits	39,750	40,203
Other	9,477	9,376
Total gross deferred tax assets	1,581,644	950,521
Valuation allowance on deferred tax assets	—	—
Net deferred tax assets	1,581,644	950,521
Deferred tax liabilities:
Investments	79,307	3,925
Deferred policy acquisition costs	190,664	261,826
Reinsurance recoverable	1,610,865	952,044
Other	406	293
Total gross deferred tax liabilities	1,881,242	1,218,088
Net deferred tax liability	$299,598	267,567

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities,

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2019 and 2018, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2018, the Company has $2,061 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2013-2017. As of December 31, 2019, the Company has tax credit carryforwards of $39,750 expiring in years 2023 through 2038. As of December 31, 2018, the Company has tax credit carryforwards of $40,203 expiring in years 2019 through 2038. As of December 31, 2018, the Company has alternative minimum tax credits of $8,049 that now reside in the current tax receivable as a result of tax reform.

(15)	Pensions and Other Post-Retirement Benefits

a)	Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan was amended effective December 31, 2019, to freeze the accrual of future benefits. The impact of the curtailment is included below. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2019 and 2018.

b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2019 and 2018.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2019 and 2018.

d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2019 and 2018.

e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Pension benefits		Other benefits
	2019	2018	2019	2018
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$78,067	99,168	6,306	6,764
Service cost	1,744	2,412	25	43
Interest cost	3,893	3,994	280	261
Actuarial loss (gain)	19,988	(13,714)	1,404	565
Benefits paid*	(4,869)	(13,793)	(457)	(1,327)
Settlement/curtailment	(11,090)	—	—	—
Projected benefit obligation at end of year	$87,733	78,067	7,558	6,306
Accumulated benefit obligation	$85,217	67,132
Change in plan assets:
Fair value of plan assets at beginning of year	$50,703	66,944	—	—
Plan sponsor contribution	—	—	—	—
Actual return on plan assets	10,365	(5,687)	—	—
Benefits and expenses paid	(4,459)	(10,554)	—	—
Fair value of plan assets at end of year	$56,609	50,703	—	—
Funded status**	$(31,124)	(27,364)	(7,558)	(6,306)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

**	Funded status is recorded in other liabilities in the consolidated balance sheets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded
	Qualified	Unfunded
	Pension Plan	Pension Plan	Total
2019
Projected benefit obligation	$70,897	16,836	87,733
Fair value of plan assets	56,609	—	56,609
Funded status	(14,288)	(16,836)	(31,124)

2018
Projected benefit obligation	$64,093	13,974	78,067
Fair value of plan assets	50,703	—	50,703
Funded status	$(13,390)	(13,974)	(27,364)

	Pension benefits		Other benefits
	2019	2018	2019	2018
Amounts recognized in the balance sheet consist of:
Other liabilities	$(31,124)	(27,364)	(7,559)	(6,306)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2019	2018	2017	2019	2018	2017
Net actuarial loss	$13,190	(3,301)	4,766	1,404	565	(1,146)

	Pension benefits		Other benefits
	2019	2018	2019	2018
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$28,625	29,619	2,588	1,278
Prior service credit	—	—	—	(127)
Total	$28,625	29,619	2,588	1,151

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2020 are $2,569 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2020

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

are $266 and $0, respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2019	2018	2017
Components of net periodic benefit cost:
Service cost	$1,744	2,412	2,430
Interest cost	3,893	3,994	4,144
Expected return on plan assets	(3,568)	(4,726)	(4,375)
Amortization of net loss/(gain)	3,093	3,369	3,265

Net periodic benefit cost	$5,162	5,049	5,464

	Other benefits
	2019	2018	2017
Components of net periodic benefit cost:
Service cost	$25	43	59
Interest cost	280	261	299
Amortization of prior service cost	(127)	(128)	(128)
Amortization of net loss/(gain)	95	29	39

Net periodic benefit cost	$273	205	269

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2019	2018
Projected benefit obligation	$87,733	78,067
Accumulated benefit obligation	85,217	67,132
Fair value of plan assets	56,609	50,703

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

f)	Assumptions

	Pension benefits		Other benefits
	2019	2018	2019	2018
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.90%	4.15%	4.74%	4.04%
Expected long-term return on plan assets	7.50%	7.50%	—	—
Rate of compensation increase	4.12%	4.12%	4.25%	4.25%
Healthcare cost trend rate assumed for next year
Before 65	—	—	6.90%	7.80%
Age 65 and older	—	—	0.70%	0.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)
Before 65	—	—	6.80%	7.70%
Age 65 and older	—	—	0.60%	0.60%
Year that the rate reaches the ultimate trend rate	—	—	2023	2023

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.65%	4.90%	3.49%	4.74%
Rate of compensation increase	4.11%	3.50%	4.25%	3.50%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2019 service cost and interest cost	$13	(11)
Effect on 2019 other post-retirement benefit obligation	314	(277)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Level 1	Level 2	Level 3	Total
2019
Bond funds	$19,152	—	—	19,152
Equity funds	37,457	—	—	37,457
Total assets	$56,609	—	—	56,609

2018
Bond funds	$17,640	—	—	17,640
Equity funds	33,063	—	—	33,063
Total assets	$50,703	—	—	50,703

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2019 and 2018.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2019 and 2018, $36,170 and $29,430, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 70% equity securities and 30% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 35% of the weighted average return and equity securities make up 65% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2019	2018
Equity securities	66%	65%
Debt securities	34	35
Total	100%	100%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2019 and 2018 was $0. The Plan Sponsor contributed $0 and $0 to the qualified pension plan for the years ended December 31, 2019 and 2018, respectively. The contribution to the qualified pension plan is estimated to be $6,000 for the 2020 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2020	8,177	537
2021	6,836	564
2022	8,250	587
2023	7,278	602
2024	7,073	574
2025 – 2029	28,745	2,455

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2019, 2018 and 2017 was $6,167, $6,868 and $6,875, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $3,233, $2,788 and $2,900 in 2019, 2018 and 2017, respectively.

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019 follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2019	2018
Closed Block liabilities:
Future policy benefits and claims	$566,456	581,984
Policyholders’ dividend accumulations	32,216	33,633
Other policyholder funds	28,912	9,946
Deferred federal income taxes	6,934	1,706
Other liabilities	1,320	1,329
Total Closed Block liabilities	$635,838	628,598

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $420,536 and $378,831 as of December 31, 2018 and 2017, respectively)	$448,860	428,660
Mortgage loans on real estate, net	29,751	38,641
Policy loans	78,844	82,788
Cash and short-term investments	11,314	6,071
Accrued investment income	4,065	4,249
Deferred policy acquisition costs	29,777	32,851
Reinsurance recoverable	1,231	895
Other assets	431	694
Total Closed Block assets	$604,273	594,849

Excess of reported Closed Block liabilities over Closed Block assets	$31,565	33,749

Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	34,437	10,056
Allocated to policyholder dividend obligation, net of tax	(1,417)	(1,932)

Maximum future earnings to be recognized from Closed Block assets and liabilities	$64,585	41,873

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2019	2018	2017
Change in policyholder dividend obligation:
Balance at beginning of year	$33,633	35,565	37,697
Net unrealized investment activity	(1,417)	(1,932)	(2,132)
Balance at end of year	$32,216	33,633	35,565

Closed Block revenues and expenses:
Traditional life insurance premiums	$16,922	18,284	20,101
Net investment income	26,979	28,788	30,318
Net realized gains (losses) on investments	425	463	(275)
Benefits and claims	(27,989)	(31,104)	(33,082)
Provision for policyholders’ dividends on participating policies	(6,312)	(7,201)	(8,211)
Amortization of deferred policy acquisition costs	(3,089)	(3,015)	(3,028)
Other operating costs and expenses	(1,635)	(1,660)	(1,927)
Income before federal income taxes	5,301	4,555	3,896
Income tax expense	(50)	1,382	506
Closed Block net income	$5,351	3,173	3,390

(17)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW, CMGO and SUNR, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2019 or 2018. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

31, 2019 or 2018. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2019 or 2018.

The Company’s subsidiary, SUNR, applies a prescribed practice which values assumed GMDB and GLWB risks on variable annuity contracts from ONLIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the NAIC Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Ohio Department of Insurance. The prescribed practice related to ONLIC guaranteed risks decreased the Company’s carrying value of SUNR, included in common stocks – affiliates on the statutory statements of admitted assets, liabilities, capital and surplus, by $164,187 as of December 31, 2019. If the prescribed practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels.

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2019, ONLIC, ONLAC, NSLAC, MONT, KENW, CMGO and SUNR exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2019, the Company’s total adjusted capital and company action level RBC was $1,137,229 and $222,139, respectively, providing an RBC ratio of 512%. Additionally, as of December 31, 2019, the Company’s authorized control level RBC was $111,070.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW, CMGO and SUNR, after intercompany eliminations, was $(204,121), $(91,843) and $48,308 for the years ended December 31, 2019, 2018 and 2017, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW, CMGO and SUNR, after intercompany eliminations, was $1,019,863 and $1,019,073 as of December 31, 2019 and 2018, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

●	the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

●	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

●	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

●	certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

●	the asset valuation reserve and interest maintenance reserve are not recorded;

●	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

●	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

●	changes in deferred taxes are recognized in operations;

●	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

●	consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

●	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $102,000 may be paid by ONLIC to ONFS in 2020 without prior approval. Dividends of $55,000, $60,000 and $70,000 were declared and paid by ONLIC to ONFS in 2019, 2018 and 2017, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $63,000 may be paid by ONLAC to ONLIC in 2020 without prior approval. ONLAC declared and paid ordinary dividends to ONLIC of $30,857, $27,000 and $27,000 in 2019, 2018 and 2017, respectively. Extraordinary dividends of $75,143 were paid by ONLAC to ONLIC during 2019. No extraordinary dividends were declared or paid during 2018 or 2017.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2019, 2018 or 2017.

The payment of dividends by SUNR to ONLIC is limited by the SUNR plan of operations, which was approved by the Ohio Department of Insurance. SUNR is not permitted to pay dividends to its parent, ONLIC, until 2021.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $2,000 may be paid by NSLAC to ONLIC in 2020 without prior approval. No dividends were declared or paid by NSLAC in 2019 or 2018.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2019, 2018 or 2017. No dividends were declared or paid by KENW to ONLIC in 2019, 2018 or 2017.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $60,873 and $89,500 as of December 31, 2019 and 2018, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(19)	Leases

Information as Lessee

The Company determines if an arrangement is, or contains, a lease at the inception date. Operating and finance lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for operating leases, an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments is utilized. Variable components of the lease payments such as fair value adjustments, utilities and maintenance costs are expensed as incurred and not included in determining the present value. Lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components separately and does not apply the lease guidance under ASC 842 to short-term lease arrangements.

Operating leases are included in operating lease right-of-use assets, and operating lease liabilities on the consolidated balance sheet. Finance leases are included in other assets and other liabilities on the consolidated balance sheet.

The Company has operating leases for hardware, software, transportation equipment, and real estate and finance leases for office equipment.

Additional information related to leases was as follows:

The components of lease expense for the year ended December 31, 2019, were as follows:

Financing lease cost
Amortization of right-of-use assets	$33
Interest on lease liabilities	9
Operating lease cost	3,450
Total lease expense	$3,492

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Maturity of lease liabilities under non-cancelable operating and financing leases as of December 31, 2019, are as follows:

	Operating leases	Financing leases
2020	$3,458	43
2021	3,403	43
2022	3,219	33
2023	3,145	—
2024	2,793	—
Thereafter	4,656	—
Total future minimum lease payments	20,674	119
Less imputed interest	(1,985)	(9)
Total	$18,689	110

Payments due under non-cancelable operating leases under ASC 840 as of December 31, 2018, were as follows:

2019	$3,104
2020	3,104
2021	2,352
2022	74
2023	—
Thereafter	—
Total minimum lease payments	$8,634

The following table provides a summary of our lease terms and discount rates for the year ended December 31, 2019:

Weighted-average remaining lease term (years) - financing leases	2.84
Weighted-average remaining lease term (years) - operating leases	6.34
Weighted-average discount rate - financing leases	6.82%
Weighted-average discount rate - operating leases	3.17%

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

Supplemental information related to our leases for the year ended December 31, 2019, is as follows:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from financing leases	$9
Operating cash flows from operating leases	3,450
Financing cash flows from financing leases	—
Right-of-use assets obtained in excahnge for new finance lease liabilities	—
Right-of-use assets obtained in excahnge for new operating lease liabilities	5

Information as Lessor

The Company adopted ASC 842 using the modified retrospective approach whereby the cumulative effect of adoption was recognized on the adoption date and prior periods were not restated. On adoption of the standard, the Company elected the package of practical expedients provided for under ASC 842 as a single election and was consistently applied to all existing leases as of January 1, 2019. The Company also elected the practical expedient related to separating lease and non-lease components, provided certain conditions are met. Under ASC 842, the Company is required to account for leases using an approach that is substantially equivalent to ASC 840's guidance for operating leases.

As a lessor, the Company leases office properties to lessees in exchange for monthly payments that cover rent and certain cost recoveries. The Company’s operating leases qualify for single component accounting, and the non-lease components follow the same timing and pattern of transfer as the lease payments; therefore, all revenue from operating leases is accounted for under the new lease accounting standard and is classified within Net investment income in the Consolidated Statements of Income. The Company’s operating lease income does not include material amounts of variable payments.

Some of the Company’s leases have termination options and/or extension options. Termination options allow the customer to terminate the lease prior to the end of the lease term under certain circumstances. Lease agreements generally do not contain an option to purchase the office property at the end of the lease term.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company recognized rental revenues related to operating lease payments of $1,811 during the year ended December 31, 2019. The following table sets forth the undiscounted cash flows for future minimum base rents to be received from customers for leases in effect at December 31 2019 for operating leases:

2020	$1,064
2021	908
2022	696
2023	454
2024	296
Thereafter	1,109
Total undiscounted future minimum cash flows	$4,527

(20)	Commitments and Contingencies

The Company and several subsidiaries of the Company are a party to eleven federal court cases and eight FINRA arbitrations stemming from the strategic changes announced in September 2018, specifically the termination of certain variable annuity selling agreements with broker dealers related to the annuity business. The core issue in all of the cases is a disputed interpretation of certain language in Ohio National Life’s contracts with the broker dealers who sold Ohio National Life’s annuities. One case purports to be on behalf of a class, but no motions for class certification have yet been filed and no class has been certified. The Company sought early dismissal in five of the court cases claiming that the contract meaning is clear on its face, but three of the courts have declined to dismiss without trial. One previously pending case has been resolved. The first case currently set for trial is in July, 2020. The Company expects to continue to vigorously defend itself against these allegations. However, litigation is inherently uncertain and the outcome thereof cannot be predicted. Accordingly, it is possible that the ultimate outcome in one or more of the proceedings may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2019

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$60,038	65,490	65,490
Obligations of states and political subdivisions	902,611	942,437	942,437
Debt securities issued by foreign governments	4,971	5,373	5,373
Corporate securities	5,191,847	5,534,636	5,534,636
Asset-backed securities	1,173,152	1,188,124	1,188,124
Mortgage-backed securities	1,019,248	1,047,125	1,047,125
Total fixed maturity available-for-sale securities	8,351,867	8,783,185	8,783,185
Equity securities at fair value:
Common stocks:
Industrial, miscellaneous, and all other	1,014	239	239
Nonredeemable preferred stocks	5,101	5,759	5,759
Total equity securities at fair value	6,115	5,998	5,998
Trading securities:
Bonds:
Corporate securities	149	154	154
Asset-backed securities	6	6	6
Total trading securities	155	160	160
Mortgage loans on real estate, net	1,376,763		1,373,321	[1]

Real estate, net:
Investment properties	30,891		25,758
Total real estate, net	30,891		25,758	[2]
Policy loans	869,624		869,624
Other long-term investments	127,849		171,286	[3]
Short-term investments securities lending collateral	246,578		246,578
Short-term investments	149,280		149,296
Total investments	$11,159,122		11,625,206

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2019:
Individual life insurance	$740,965	8,823,221			813,810
Pension and annuities	628,977	5,525,694			11,480
Other insurance	27,065	289,729			25,238
Corporate	—	—			—
Total	$1,397,007	14,638,644			850,528
2018:
Individual life insurance	$970,716	8,307,363			779,789
Pension and annuities	727,082	5,470,125			24,996
Other insurance	22,095	284,763			21,284
Corporate	—	—			—
Total	$1,719,893	14,062,251			826,069
2017:
Individual life insurance	$836,505	7,665,564			708,481
Pension and annuities	721,943	4,728,213			14,961
Other insurance	17,955	346,043			17,994
Corporate	—	—			—
Total	$1,576,403	12,739,820			741,436

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2019:
Individual life insurance	$329,337	1,024,952	215,162	129,771
Pension and annuities	167,947	222,794	182,696	237,927
Other insurance	6,570	24,615	2,954	12,870
Corporate	(7,166)	138,613	(100,669)	14,714
Total	$496,688	1,410,974	300,143	395,282
2018:
Individual life insurance	$352,016	1,010,177	96,469	131,414
Pension and annuities	174,028	124,851	93,349	303,103
Other insurance	7,011	19,254	2,670	14,355
Corporate	(16,124)	80,660	(54,518)	33,051
Total	$516,931	1,234,942	137,970	481,923
2017:
Individual life insurance	$333,254	949,297	84,638	112,212
Pension and annuities	150,682	116,798	188,846	243,206
Other insurance	7,536	14,801	2,048	10,681
Corporate	(11,097)	180,599	(115,912)	47,374
Total	$480,375	1,261,495	159,620	413,473

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2019:
Life insurance in force	$189,304,454	140,844,853	36,983	48,496,584	0.1%

Premiums:
Life insurance	989,351	176,293	752	813,810	0.1%
Pension and annuities	11,480	—	—	11,480	—%
Accident and health insurance	45,306	20,391	323	25,238	1.3%
Total	$1,046,137	196,684	1,075	850,528	0.1%
2018:
Life insurance in force	$190,625,750	143,598,888	40,012	47,066,874	0.1%

Premiums:
Life insurance	941,288	162,346	847	779,789	0.1%
Pension and annuities	24,996	—	—	24,996	—%
Accident and health insurance	40,904	19,992	372	21,284	1.7%
Total	$1,007,188	182,338	1,219	826,069	0.1%
2017:
Life insurance in force	$186,585,657	78,492,641	48,570	108,141,586	0.0%

Premiums:
Life insurance	875,462	167,922	941	708,481	0.1%
Pension and annuities	14,961	—	—	14,961	—%
Accident and health insurance	36,909	19,336	421	17,994	2.3%
Total	$927,332	187,258	1,362	741,436	0.2%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2019:
Valuation allowances – mortgage loans on real estate	$3,154	288	—	—	3,442

2018:
Valuation allowances – mortgage loans on real estate	$3,031	123	—	—	3,154

2017:
Valuation allowances – mortgage loans on real estate	$2,941	90	—	—	3,031

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 1, 2020.

Statements of Assets and Contract Owners’ Equity, December 31, 2019.

Statements of Operations for the Period Ended December 31, 2019.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2019 and 2018.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2019, 2018, 2017, 2016 and 2015.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Independent Auditors’ Report of KPMG LLP dated March 26, 2020.

Consolidated Balance Sheets, December 31, 2019 and 2018.

Consolidated Statements of Income for the Years Ended December 31, 2019, 2018 and 2017.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2019, 2018 and 2017.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2019, 2018 and 2017.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017.

Notes to Consolidated Financial Statements, December 31, 2019, 2018 and 2017.

Financial Statement Schedules, December 31, 2019, 2018 and 2017.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(No link available.)

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(No link available.)

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(No link available.)

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-Effective Amendment No. 2 on April 16, 1998 (File no. 333-43515) and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-3 was filed as Exhibit 99(4)(b) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 31 on December 5, 2008 (File No. 333-43513) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(d) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(e) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(f) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(g) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(h) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(i) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(j) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(o) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(p) Variable Deferred Annuity Contract, Form ICC16-VA-2, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(q) Fixed Accumulation Account Rider, Form ICC16-FAA-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(r) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(s) Form of Gain Enhancement Benefit Rider, Form 02-ADB-2, was filed as Exhibit 99(4)(d) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(4)(t) Form of Gain Enhancement Benefit Plus Rider, Form 02-ADB-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(4)(u) Form of Income Opportunity Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form ICC17-GLW-1, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 26, 2018 (File No. 333-182250) and is incorporated by reference herein.

(4)(v) Form of Income Opportunity Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form ICC17-GLW-2, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 26, 2018 (File No. 333-182250) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(5)(b) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(No link available.)

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(No link available.)

(7)(a) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(b) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(7)(c) Reinsurance Agreement between The Ohio National Life Insurance Company and CGT Insurance Company, LTD., as amended, was filed as Exhibit 99(7)(c) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(d) Reinsurance Credit Trust Agreement by and among CGT Insurance Company, LTD., The Ohio National Life Insurance Company and US Bank National Association, was filed as Exhibit 99(7)(d) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(e) Guaranty Agreement between Wells Fargo & Company and The Ohio National Life Insurance Company, was filed as Exhibit 99(7)(e) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9).

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
John R. Phillips 651 Country Lane Glencoe, IL 60022	Director

J. Michael Schlotman 862 Winterhaven Court Crescent Springs, KY 41017	Director

James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Gary T. Huffman*	Director, Chairman & Chief Executive Officer

Barbara A. Turner*	Director, President & Chief Operating Officer
David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America

Name and Principal Business Address	Position and Offices with Depositor

Michael Begley*	Senior Vice President, Career Agency Distribution & Marketing
Jose Berrios 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, Regional Actuary, Latin America

G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, National Sales, ONESCO
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Fund Operations
Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Senior Vice President & Chief Marketing Officer
Steve Chaney*	Vice President, Corporate Services
Ryan Chen*	Vice President, Corporate Actuarial Financial Reporting
Rocky Coppola*	Senior Vice President & Chief Financial Officer
Lori Dashewich*	Vice President & Controller
Thomas J. DeGaetano*	Vice President, Annuity Product Management
John A. DelPozzo*	Senior Vice President, Traditional Distribution
Michael J. DeWeirdt*	Senior Vice President & Chief Product Officer

Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight

J. Keith Dwyer*	Chief Compliance Officer, Funds
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Robert K. Gongwer*	Vice President, Taxes
Heather Gordon*	Vice President, Hedging & Annuity ERM
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Jill S. Hartmann*	Vice President, Market Development and Communications
Danielle D. Ivory*	Senior Vice President, Operations
Thomas H. Jurkowski*	Vice President, Agency Development
Brenda L. Kalb*	Vice President, Private Placements

Name and Principal Business Address	Position and Offices with Depositor
Karl H. Kreunen*	Vice President, Life Product Marketing
Carolyn J. Krisko*	Vice President, Internal Audit
Mark J. Lalli*	Divisional Vice President, Northwest Division

Lori A. Landrum*	Senior Vice President & Assistant General Counsel
Amy S. Leach*	Vice President, Disability Income Business Unit

John Maddrill IV*	Vice President, Agency Development

David Mauldin*	Vice President, Project and Vendor Management

Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations, President & Chief Executive Officer, ONES
Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Angela C. Meehan*	Vice President, Corporate Marketing

Traci Nelson*	Vice President, IT Business Information Systems
Bradley T. Owens*	Tax Officer
Carlos Paiva 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, LATAM Regional Counsel & Compliance Officer

Doris L. Paul*	Vice President & Treasurer
Kimberly A. Plante*	Vice President and Counsel

William C. Price*	Senior Vice President & Assistant General Counsel

Gary R. Rodmaker*	Vice President, Fixed Income Securities
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Scott N. Shepherd*	Vice President, Head of Valuation, Corporate Actuarial
Michael J. Slattery*	Senior Vice President, Information Technology
Joao “John” Soares*	Vice President, DI Product Actuary

David E. Spaulding*	Vice President, Financial Reporting

Raymond D. Spears*	Senior Vice President & Chief Underwriting Officer

Name and Principal Business Address	Position and Offices with Depositor

Alex Stultz*	Vice President, Operations
David Szeremet*	Vice President, Advance Marketing

Annette M. Teders*	Vice President, Private Placements
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G. Varland*	Vice President, Enterprise Risk Management
Gwen Vaught*	Vice President, Underwriting
Steven A. Wabnitz*	Vice President & Medical Director

Pamela A. Webb*	Senior Vice President, Human Resources
Jeff Weisman*	Vice President, Structured Products

Nancy M. Westbrock*	Vice President, ONESCO Operations

Peter E. Whipple*	Senior Vice President, Life Product and Financial Management Illustration Actuary
Michelle Wilson*	Vice President, Human Resources

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, SMLLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (3) 0.02% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.98% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, SMLLC owns (1) 99.9% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2020, the Registrant had 40,638 non-qualified contracts and 77,056 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director

Michael J. DeWeirdt	Director, President & Chief Product Officer
Thomas J. DeGaetano	Director & Vice President, Annuities

Robert K. Gongwer	Vice President & Tax Officer
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Controller
Anthony Harris	Continuing Education Director
Kimberly A. Plante	Secretary
Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

Nicholas A. Vision	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$4,102,686	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2020.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2020.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman & Chief Executive Officer (Principal Executive Officer)	April 24, 2020
__________________ Barbara Turner	Director	April 24, 2020
*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2020
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2020
__________________ John W. Hayden	Director	April 24, 2020
*/s/ James F. Orr James F. Orr	Director	April 24, 2020
*/s/ John R. Phillips John R. Phillips	Director	April 24, 2020
/s/ Rocky Coppola Rocky Coppola	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2020
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2020
__________________ James C. Votruba	Director	April 24, 2020
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 24, 2020

*By: Kimberly A. Plante Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consents of KPMG LLP
99(24)	Powers of Attorney